BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 9.6%
522 Funding CLO I Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/20/29 .... USD 4,000 $ 3,956,778
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.92%, 10/20/29 .... 3,000 2,939,757
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.10%), 2.32%, 10/20/29 .... 1,250 1,193,439
Series 2018-3A, Class A, (LIBOR USD 3
Month + 1.23%), 1.45%, 10/20/31 .... 2,000 1,977,143
Series 2019-4A, Class D, (LIBOR USD 3
Month + 3.85%), 4.07%, 04/20/30 .... 1,000 955,369
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (LIBOR USD 1 Month + 1.58%),
1.72%, 01/25/35
(a)
................. 1,279 1,222,712
AGL Core CLO 5 Ltd., Series 2020-5A, Class
B, (LIBOR USD 3 Month + 2.78%), 3.08%,
07/20/30
(a)(b)
..................... 3,000 3,015,145
AIG CLO Ltd., Series 2019-2A, Class A, (LIBOR
USD 3 Month + 1.36%), 1.57%, 10/25/32
(a)(b)
11,500 11,384,087
AIMCO CLO
(a)(b)
:
Series 2015-AA, Class BR, (LIBOR USD 3
Month + 1.30%), 1.54%, 01/15/28 .... 1,500 1,465,226
Series 2018-AA, Class A, (LIBOR USD 3
Month + 1.02%), 1.24%, 04/17/31 .... 2,700 2,667,396
AIMCO CLO 11 Ltd.
(a)(b)
:
Series 2020-11A, Class B1, (LIBOR USD 3
Month + 1.80%), 2.02%, 10/15/31 .... 2,000 1,975,949
Series 2020-11A, Class C, (LIBOR USD 3
Month + 2.40%), 2.62%, 10/15/31 .... 2,000 1,961,892
Ajax Mortgage Loan Trust
(b)
:
Series 2018-E, Class A, 4.38%, 06/25/58
(a)
6,042 6,164,759
Series 2018-E, Class B, 5.25%, 06/25/58
(a)(c)
630 633,717
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
1,559 1,206,021
Series 2018-F, Class A, 4.38%, 11/25/58
(a)(c)
6,090 6,139,585
Series 2018-F, Class B, 5.25%, 11/25/58
(a)(c)
719 713,004
Series 2018-F, Class C, 0.00%, 11/25/58 .. 1,687 1,090,490
Series 2018-G, Class A, 4.38%, 06/25/57
(a)(c)
5,791 5,784,250
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
816 615,703
Series 2018-G, Class C, 5.25%, 06/25/57
(c)
2,082 2,047,715
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
3,071 3,123,174
Series 2019-B, Class B, 5.25%, 01/25/59
(a)(c)
420 317,100
Series 2019-B, Class C, 0.00%, 01/25/59
(c)
1,075 922,630
Allegany Park CLO Ltd., Series 2019-1A, Class
A, (LIBOR USD 3 Month + 1.33%), 1.55%,
01/20/33
(a)(b)
..................... 4,000 3,987,080
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.36%,
10/21/28
(a)(b)
..................... 1,300 1,272,243
Allegro CLO VI Ltd.
(a)(b)
:
Series 2017-2A, Class A, (LIBOR USD 3
Month + 1.13%), 1.35%, 01/17/31 .... 5,350 5,289,124
Series 2017-2A, Class B, (LIBOR USD 3
Month + 1.50%), 1.72%, 01/17/31 .... 1,000 969,847
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.89%,
06/13/31
(a)(b)
..................... 1,000 978,967
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
1.61%, 01/19/33
(a)(b)
................ 2,000 1,984,967
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.09%, 10/15/29
(a)(b)
3,500 3,497,287
ALM VII R Ltd.
(a)(b)
:
Series 2013-7RA, Class A1R, (LIBOR USD
3 Month + 1.41%), 1.65%, 10/15/28 ... 4,175 4,138,837
Series 2013-7RA, Class A2R, (LIBOR USD
3 Month + 2.00%), 2.24%, 10/15/28 ... 1,000 1,000,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2013-7RA, Class BR, (LIBOR USD 3
Month + 2.70%), 2.94%, 10/15/28 .... USD 1,000 $ 991,017
ALM VII R-2 Ltd.
(a)(b)
:
Series 2013-7R2A, Class A2R2, (LIBOR
USD 3 Month + 1.65%), 1.89%, 10/15/27 2,000 1,967,961
Series 2013-7R2A, Class BR2, (LIBOR USD
3 Month + 2.20%), 2.44%, 10/15/27 ... 600 574,814
ALM XVI Ltd., Series 2015-16A, Class CR2,
(LIBOR USD 3 Month + 2.70%), 2.94%,
07/15/27
(a)(b)
..................... 3,000 2,905,032
AMMC CLO 16 Ltd., Series 2015-16A, Class
AR, (LIBOR USD 3 Month + 1.26%), 1.49%,
04/14/29
(a)(b)
..................... 8,000 7,953,634
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.50%,
11/02/30
(a)(b)
..................... 1,750 1,729,677
AMMC CLO XII Ltd., Series 2013-12A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.44%,
11/10/30
(a)(b)
..................... 2,000 1,987,111
AMSR Trust
(b)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 10,250 10,371,672
Series 2020-SFR1, Class F, 3.57%,
04/17/37 ..................... 19,850 19,854,877
Series 2020-SFR1, Class G, 4.31%,
04/17/37 ..................... 7,500 7,315,434
Anchorage Capital CLO 13 LLC, Series
2019-13A, Class A, (LIBOR USD 3 Month +
1.47%), 1.71%, 04/15/32
(a)(b)
.......... 10,500 10,439,971
Anchorage Capital CLO 3-R Ltd.
(a)(b)
:
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 1.72%, 01/28/31 .... 3,400 3,338,569
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/28/31 .... 1,250 1,210,375
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/28/31 .... 600 575,094
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.82%, 01/28/31 .... 2,250 2,039,096
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 2.09%, 01/15/30
(a)(b)
.......... 1,850 1,776,055
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class CR, (LIBOR USD 3 Month + 2.40%),
2.64%, 07/15/30
(a)(b)
................ 1,000 985,088
Anchorage Capital CLO 8 Ltd.
(a)(b)
:
Series 2016-8A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.82%, 07/28/28 .... 1,400 1,378,453
Series 2016-8A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.22%, 07/28/28 .... 4,000 3,911,246
Anchorage Capital CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R, (LIBOR USD 3
Month + 1.25%), 1.52%, 10/13/30 .... 9,000 8,944,463
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 1.44%, 10/15/31 .... 7,650 7,555,891
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 1.99%, 10/15/31 .... 3,000 2,973,344
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class E, (EURIBOR 3 Month + 5.66%),
5.66%, 05/15/31
(a)
................. EUR 499 541,528
Antares CLO Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.53%), 1.75%,
01/20/30
(a)(b)
..................... USD 5,000 4,925,236
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.32%,
04/15/31
(a)(b)
..................... 2,400 2,359,711

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XV
(a)(b)
:
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 2.07%, 04/20/31 ... USD 7,000 $ 6,630,530
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 2.92%, 04/20/31 ... 2,000 1,831,755
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 2.18%,
07/16/31
(a)(b)
..................... 1,750 1,649,728
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.17%,
04/20/31
(a)(b)
..................... 1,000 940,331
Apidos CLO XXIX, Series 2018-29A, Class
A2, (LIBOR USD 3 Month + 1.55%), 1.76%,
07/25/30
(a)(b)
..................... 1,000 976,788
Apidos CLO XXV Ltd., Series 2016-25A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.39%, 10/20/31
(a)(b)
................ 4,500 4,469,855
Apidos CLO XXVII, Series 2017-27A, Class
A2, (LIBOR USD 3 Month + 1.70%), 1.92%,
07/17/30
(a)(b)
..................... 2,000 1,967,375
Apidos CLO XXX, Series XXXA, Class A1A,
(LIBOR USD 3 Month + 1.14%), 1.36%,
10/18/31
(a)(b)
..................... 2,000 1,980,996
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.62%,
01/20/33
(a)(b)
..................... 1,000 997,726
Aqueduct European CLO DAC, Series 2017-2X,
Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)
................. EUR 219 219,348
Arbour CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.60%), 5.60%,
01/15/30
(a)
...................... 468 505,215
Ares CLO, Series 2018-50A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.94%, 01/15/32
(a)(b)
USD 4,000 3,955,298
Ares LII CLO Ltd., Series 2019-52A, Class B,
(LIBOR USD 3 Month + 1.85%), 2.07%,
04/22/31
(a)(b)
..................... 5,000 4,954,681
Ares LIII CLO Ltd.
(a)(b)
:
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.86%, 04/24/31 .... 4,500 4,440,899
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 3.96%, 04/24/31 .... 3,000 2,984,232
Ares XL CLO Ltd., Series 2016-40A, Class CR,
(LIBOR USD 3 Month + 3.40%), 3.64%,
01/15/29
(a)(b)
..................... 1,000 984,997
Ares XLI CLO Ltd., Series 2016-41A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.44%,
01/15/29
(a)(b)
..................... 10,250 10,207,469
Ares XLV CLO Ltd., Series 2017-45A, Class
D, (LIBOR USD 3 Month + 3.05%), 3.29%,
10/15/30
(a)(b)
..................... 1,850 1,731,561
Ares XLVI CLO Ltd., Series 2017-46A, Class
SUB, (LIBOR USD 3 Month + 0.00%),
0.00%, 01/15/30
(a)(b)
................ 2,250 1,355,105
Ares XLVII CLO Ltd.
(a)(b)
:
Series 2018-47A, Class C, (LIBOR USD 3
Month + 1.75%), 1.99%, 04/15/30 .... 800 755,933
Series 2018-47A, Class D, (LIBOR USD 3
Month + 2.70%), 2.94%, 04/15/30 .... 2,500 2,310,594
Series 2018-47A, Class SUB, (LIBOR USD
3 Month + 0.00%), 0.00%, 04/15/30 ... 4,500 2,362,345
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.02%,
07/20/30
(a)(b)
..................... 1,000 927,189
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares XXVII CLO Ltd., Series 2013-2A, Class
CR, (LIBOR USD 3 Month + 2.40%), 2.62%,
07/28/29
(a)(b)
..................... USD 1,000 $ 992,042
Ares XXXIIR CLO Ltd., Series 2014-32RA,
Class B, (LIBOR USD 3 Month + 1.80%),
2.08%, 05/15/30
(a)(b)
................ 700 667,833
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.56%, 05/24/30
(a)(b)
................ 1,000 977,375
Ares XXXIV CLO Ltd.
(a)(b)
:
Series 2015-2A, Class AR2, (LIBOR USD 3
Month + 1.25%), 1.47%, 04/17/33 .... 12,500 12,323,428
Series 2015-2A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.32%, 04/17/33 .... 7,250 6,745,459
Ares XXXVII CLO Ltd.
(a)(b)
:
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 1.41%, 10/15/30 .... 3,000 2,971,869
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 1.74%, 10/15/30 .... 1,500 1,454,349
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 2.04%, 10/15/30 .... 1,017 965,230
Ares XXXVR CLO Ltd.
(a)(b)
:
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 1.64%, 07/15/30 .... 1,500 1,468,201
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 2.14%, 07/15/30 .... 1,000 945,020
Atlas Senior Loan Fund VII Ltd.
(a)(b)
:
Series 2016-7A, Class A1R, (LIBOR USD 3
Month + 1.28%), 1.53%, 11/27/31 .... 5,714 5,651,418
Series 2016-7A, Class A2R, (LIBOR USD 3
Month + 1.55%), 1.80%, 11/27/31 .... 5,500 5,432,373
Series 2016-7A, Class B1R, (LIBOR USD 3
Month + 1.80%), 2.05%, 11/27/31 .... 1,700 1,665,447
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 1.31%, 07/26/31
(a)(b)
.......... 2,000 1,954,182
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.39%, 10/24/31
(a)(b)
.......... 1,700 1,659,734
Atrium IX, Series 9A, Class AR, (LIBOR USD 3
Month + 1.24%), 1.50%, 05/28/30
(a)(b)
.... 13,500 13,370,223
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
..................... 11,500 248,400
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.18%, 08/23/30
(a)(b)
1,000 961,200
Atrium XV
(a)(b)
:
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 1.96%, 01/23/31 ......... 1,000 982,474
Series 15A, Class C, (LIBOR USD 3 Month
+ 2.20%), 2.41%, 01/23/31 ......... 500 481,825
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 3.21%, 01/23/31 ......... 500 474,857
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)
...................... EUR 670 667,402
Bain Capital Credit CLO Ltd., Series 2019-1A,
Class A1A, (LIBOR USD 3 Month + 1.38%),
1.60%, 04/18/32
(a)(b)
................ USD 4,500 4,457,145
Ballyrock CLO Ltd.
(a)(b)
:
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.55%), 2.76%, 10/20/31 .... 1,000 1,000,000
Series 2020-2A, Class C, (LIBOR USD 3
Month + 3.77%), 3.98%, 10/20/31 .... 1,000 985,000
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 1.39%, 01/25/35 .... 1,038 1,033,664

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-HE7, Class 1A2, (LIBOR USD 1
Month + 0.17%), 0.32%, 09/25/36 .... USD 1,100 $ 1,363,492
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.31%, 01/25/37 ... 1,266 1,229,708
Series 2007-HE2, Class 22A, (LIBOR USD 1
Month + 0.14%), 0.29%, 03/25/37 .... 4,127 4,087,740
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.29%, 03/25/37 .... 5,456 5,705,005
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 0.29%, 04/25/37 .... 6,146 6,683,789
Bear Stearns Asset-Backed Securities Trust
(a)
:
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.87%, 04/25/34 .... 3,174 3,180,974
Series 2005-4, Class M2, (LIBOR USD 1
Month + 1.20%), 1.35%, 01/25/36 .... 40 40,374
Series 2006-1, Class M1, (LIBOR USD 1
Month + 0.50%), 0.65%, 02/25/36 .... 53 53,086
Benefit Street Partners CLO IV Ltd.
(a)(b)
:
Series 2014-IVA, Class A1RR, (LIBOR USD
3 Month + 1.25%), 1.47%, 01/20/29 ... 8,732 8,688,085
Series 2014-IVA, Class BRR, (LIBOR USD 3
Month + 2.65%), 2.87%, 01/20/29 .... 2,000 1,973,115
Benefit Street Partners CLO VI Ltd., Series
2015-VIA, Class A1R, (LIBOR USD 3 Month
+ 1.24%), 1.46%, 10/18/29
(a)(b)
......... 5,000 4,962,490
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3 Month
+ 1.10%), 1.32%, 01/20/31
(a)(b)
......... 1,500 1,476,120
Benefit Street Partners CLO XIX Ltd.
(a)(b)
:
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 1.59%, 01/15/33 .... 7,000 6,940,259
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 2.24%, 01/15/33 .... 4,250 4,194,262
Benefit Street Partners CLO XV Ltd.
(a)(b)
:
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.37%, 07/18/31 .... 2,200 2,174,386
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 1.92%, 07/18/31 .... 1,000 978,980
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(a)
...................... EUR 550 569,876
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.40%, 10/22/30
(a)(b)
................ USD 987 972,141
Bowman Park CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.18%), 1.44%,
11/23/25
(a)(b)
..................... 805 804,310
Buckhorn Park CLO Ltd., Series 2019-1A,
Class C, (LIBOR USD 3 Month + 2.55%),
2.77%, 01/18/31
(a)(b)
................ 1,250 1,239,415
California Street CLO XII Ltd., Series 2013-12A,
Class AR, (LIBOR USD 3 Month + 1.03%),
1.27%, 10/15/25
(a)(b)
................ 339 337,699
Carlyle C17 CLO Ltd.
(a)(b)
:
Series C17A, Class A1AR, (LIBOR USD 3
Month + 1.03%), 1.24%, 04/30/31 .... 8,000 7,858,394
Series C17A, Class BR, (LIBOR USD 3
Month + 1.85%), 2.06%, 04/30/31 .... 1,000 956,385
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA, Class A1, (LIBOR USD 3
Month + 1.05%), 1.33%, 05/15/31
(a)(b)
.... 1,478 1,454,463
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 0.40%, 04/25/36
(a)
........... 2,876 2,195,377
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO II Ltd.
(a)(b)
:
Series 2019-1A, Class AN, (LIBOR USD 3
Month + 1.48%), 1.70%, 04/20/32 .... USD 3,500 $ 3,494,787
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.25%), 3.47%, 04/20/32 .... 2,500 2,477,037
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.92%,
04/20/29
(a)(b)
..................... 1,000 966,259
CBAM Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.47%, 07/20/30 .... 1,000 994,084
Series 2017-2A, Class C1, (LIBOR USD 3
Month + 2.40%), 2.62%, 10/17/29 .... 1,000 977,379
Series 2018-5A, Class B1, (LIBOR USD 3
Month + 1.40%), 1.62%, 04/17/31 .... 6,500 6,339,544
C-BASS Mortgage Loan Trust, Series 2007-
CB3, Class A1, 3.55%, 03/25/37
(d)
...... 6,477 3,348,289
Cedar Funding II CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.23%),
1.47%, 06/09/30
(a)(b)
................ 3,600 3,566,104
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class AR, (LIBOR USD 3 Month + 1.23%),
1.44%, 07/23/30
(a)(b)
................ 8,375 8,291,176
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 3,950 2,078,644
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.32%, 07/17/31
(a)(b)
................ 1,750 1,725,733
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class AR, (LIBOR USD 3 Month + 1.09%),
1.31%, 10/20/28
(a)(b)
................ 3,500 3,473,025
Cedar Funding VIII CLO Ltd.
(a)(b)
:
Series 2017-8A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/17/30 .... 13,880 13,683,377
Series 2017-8A, Class D, (LIBOR USD 3
Month + 3.25%), 3.47%, 10/17/30 .... 1,895 1,773,110
Cedar Funding X CLO Ltd.
(a)(b)
:
Series 2019-10A, Class A, (LIBOR USD 3
Month + 1.34%), 1.56%, 10/20/32 .... 12,500 12,428,591
Series 2019-10A, Class D, (LIBOR USD 3
Month + 3.85%), 4.07%, 10/20/32 .... 2,000 1,976,153
Cent CLO 19 Ltd., Series 2013-19A, Class A1A,
(LIBOR USD 3 Month + 1.33%), 1.54%,
10/29/25
(a)(b)
..................... 532 530,986
CIFC Funding Ltd.
(a)(b)
:
Series 2013-2A, Class A1LR, (LIBOR USD 3
Month + 1.21%), 1.43%, 10/18/30 .... 5,500 5,446,779
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.52%, 04/27/31 ... 1,700 1,663,559
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 2.11%, 04/24/30 .... 500 487,552
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 2.57%, 10/22/31 .... 1,000 964,481
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.35%, 10/17/30 .... 4,400 4,366,951
Series 2014-4RA, Class A2, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/17/30 .... 1,000 995,541
Series 2014-4RA, Class B, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/17/30 .... 400 385,169
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 3.20%), 3.42%, 10/17/30 .... 750 707,949
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.44%, 07/20/30 .... 3,500 3,468,497
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 2.07%, 11/16/30 .... 500 471,651

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 1.62%, 04/18/31 .... USD 1,000 $ 979,937
Series 2018-1A, Class D, (LIBOR USD 3
Month + 2.65%), 2.87%, 04/18/31 .... 2,250 2,082,563
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.37%, 10/17/31 .... 2,700 2,639,100
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.32%, 10/17/31 .... 1,000 957,933
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.25%), 1.47%, 04/17/30 .... 9,000 8,963,151
Series 2019-5A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.58%, 10/15/32 .... 12,500 12,472,955
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.56%, 01/16/33 .... 8,500 8,431,519
Series 2020-1A, Class B, (LIBOR USD 3
Month + 2.30%), 2.54%, 07/15/32 .... 7,500 7,529,451
Series 2020-3A, Class D, (LIBOR USD 3
Month + 3.90%), 4.11%, 10/20/31 .... 1,500 1,490,121
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.31%), 0.46%, 08/25/36
(a)
..... 2,766 2,495,354
Clear Creek CLO
(a)(b)
:
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.42%, 10/20/30 .... 7,000 6,939,212
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.82%, 10/20/30 .... 3,000 2,915,630
Conseco Finance Corp.
(a)
:
Series 1996-5, Class M1, 8.05%, 07/15/27 . 859 863,309
Series 1997-7, Class M1, 7.03%, 07/15/28 . 3,258 3,325,446
Contego CLO IV DAC, Series 4X, Class DNE,
(EURIBOR 3 Month + 3.10%), 3.10%,
01/23/30
(a)
...................... EUR 500 566,420
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.49%, 07/25/37
(a)(b)
USD 1,704 1,367,150
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-G, Class 2A, (LIBOR USD 1
Month + 0.15%), 0.30%, 10/15/36
(a)
..... 839 785,728
Deer Creek CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.18%), 1.40%, 10/20/30 .... 1,000 988,136
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/20/30 .... 1,000 979,453
Dewolf Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.21%), 1.45%,
10/15/30
(a)(b)
..................... 3,000 2,969,678
Dryden 36 Senior Loan Fund
(a)(b)
:
Series 2014-36A, Class AR2, (LIBOR USD 3
Month + 1.28%), 1.52%, 04/15/29 .... 7,500 7,458,133
Series 2014-36A, Class DR2, (LIBOR USD 3
Month + 3.70%), 3.94%, 04/15/29 .... 4,000 3,860,577
Dryden 50 Senior Loan Fund
(a)(b)
:
Series 2017-50A, Class C, (LIBOR USD 3
Month + 2.25%), 2.49%, 07/15/30 .... 1,000 976,551
Series 2017-50A, Class SUB, 0.00%,
07/15/30 ..................... 4,000 2,158,800
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.98%,
01/16/32
(a)(b)
..................... 1,000 991,451
Dryden 86 CLO Ltd., Series 2020-86A, Class
A, (LIBOR USD 3 Month + 1.65%), 1.88%,
07/17/30
(a)(b)(c)
.................... 1,000 1,000,000
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 3.43%, 08/15/30
(a)(b)
.......... 1,500 1,451,289
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elm CLO Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.17%), 1.39%, 01/17/29 .... USD 1,900 $ 1,885,279
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.35%), 2.57%, 01/17/29 .... 2,250 2,201,767
Elmwood CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 1.67%, 10/20/33 .... 2,500 2,495,512
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 4.62%, 10/20/33 .... 1,000 999,986
Elmwood CLO II Ltd., Series 2019-2A, Class
B, (LIBOR USD 3 Month + 2.10%), 2.32%,
04/20/31
(a)(b)
..................... 10,500 10,510,566
Elmwood CLO III Ltd., Series 2019-3A, Class
A1, (LIBOR USD 3 Month + 1.37%), 1.61%,
10/15/32
(a)(b)
..................... 13,000 12,899,288
Elmwood CLO IV Ltd., Series 2020-1A, Class
B, (LIBOR USD 3 Month + 1.70%), 1.94%,
04/15/33
(a)(b)
..................... 1,250 1,247,587
Elmwood CLO VI Ltd.
(a)(b)(c)
:
Series 2020-3A, Class A, (LIBOR USD 3
Month + 1.32%), 1.56%, 10/15/31 .... 2,500 2,500,000
Series 2020-3A, Class D, (LIBOR USD 3
Month + 3.65%), 4.24%, 10/15/31 .... 1,000 1,000,000
First Franklin Mortgage Loan Trust
(a)
:
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.25%), 0.40%, 06/25/36 .... 1,450 1,200,263
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.12%), 0.27%, 10/25/36 .... 3,676 2,899,447
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.30%, 12/25/36 .... 3,776 3,442,475
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.37%), 0.52%, 01/25/36 ... 9,730 9,475,393
Flatiron CLO 17 Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.25%), 1.53%, 05/15/30 .... 3,000 2,980,533
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.30%), 2.58%, 05/15/30 .... 1,000 984,094
Flatiron CLO 19 Ltd.
(a)(b)
:
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.32%), 1.60%, 11/16/32 .... 3,000 2,968,502
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.98%, 11/16/32 .... 1,500 1,483,251
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.18%, 11/16/32 .... 3,500 3,411,364
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 4.04%,
11/20/33
(a)(b)
..................... 1,000 995,000
Galaxy XIX CLO Ltd., Series 2015-19A, Class
A1R, (LIBOR USD 3 Month + 1.22%),
1.43%, 07/24/30
(a)(b)
................ 8,578 8,521,079
Galaxy XV CLO Ltd., Series 2013-15A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.44%,
10/15/30
(a)(b)
..................... 2,500 2,476,894
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (LIBOR USD 3 Month + 1.10%), 1.34%,
07/15/31
(a)(b)
..................... 5,250 5,198,530
Galaxy XX CLO Ltd.
(a)(b)
:
Series 2015-20A, Class CR, (LIBOR USD 3
Month + 1.75%), 1.97%, 04/20/31 .... 1,000 945,661
Series 2015-20A, Class D1R, (LIBOR USD 3
Month + 2.60%), 2.82%, 04/20/31 .... 1,800 1,652,754
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 1.94%,
01/15/31
(a)(b)
..................... 500 469,344

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (LIBOR USD 3 Month + 1.02%), 1.30%,
05/16/31
(a)(b)
..................... USD 3,000 $ 2,945,968
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.43%,
10/15/30
(a)(b)
..................... 2,250 2,231,146
GoldenTree Loan Management US CLO 3
Ltd.
(a)(b)
:
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 1.52%, 04/20/30 .... 2,000 1,949,906
Series 2018-3A, Class C, (LIBOR USD 3
Month + 1.90%), 2.12%, 04/20/30 .... 500 479,225
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class A, (LIBOR USD 3
Month + 1.30%), 1.52%, 10/20/32
(a)(b)
.... 7,000 6,902,593
GoldenTree Loan Opportunities IX Ltd.
(a)(b)
:
Series 2014-9A, Class AR2, (LIBOR USD 3
Month + 1.11%), 1.32%, 10/29/29 .... 6,500 6,460,190
Series 2014-9A, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.81%, 10/29/29 .... 900 881,674
GoldenTree Loan Opportunities X Ltd.
(a)(b)
:
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 1.34%, 07/20/31 .... 3,300 3,267,000
Series 2015-10A, Class C1R, (LIBOR USD 3
Month + 2.10%), 2.32%, 07/20/31 .... 1,000 966,330
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (LIBOR USD 3 Month
+ 1.07%), 1.29%, 01/18/31
(a)(b)
......... 2,188 2,162,395
Greene King Finance plc, Series B1,  (LIBOR
GBP 3 Month + 1.80%), 1.86%, 12/15/34
(a)
GBP 100 82,983
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 6,637 5,931,008
Grippen Park CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.26%), 1.48%, 01/20/30 .... 5,900 5,868,438
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.30%), 2.52%, 01/20/30 .... 1,000 977,479
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.35%), 0.50%, 12/25/35
(a)
... 1,025 419,766
Series 2006-4, Class 1A1, 3.52%,
03/25/36
(a)
.................... 3,738 2,969,644
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.18%), 0.33%, 03/25/36
(a)
... 4,227 1,857,246
Series 2006-18, Class AF6, 5.68%,
11/25/36
(d)
.................... 3,857 1,505,259
GSAMP Trust
(a)
:
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 0.29%, 11/25/36 .... 8,110 4,973,284
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.24%), 0.39%, 08/25/36 .... 1,934 1,663,628
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.32%, 07/28/31
(a)(b)
................ 1,000 954,578
Gulf Stream Meridian 1 Ltd.
(a)(b)
:
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.61%, 04/15/33 .... 7,500 7,456,670
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.24%, 04/15/33 .... 2,000 1,992,717
Halsey Point CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 1.57%, 01/20/33 .... 5,000 4,913,169
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 2.42%, 01/20/33 .... 2,500 2,499,991
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Halseypoint CLO 2 Ltd., Series 2020-2A, Class
A1, (LIBOR USD 3 Month + 1.86%), 2.08%,
07/20/31
(a)(b)
..................... USD 1,600 $ 1,598,677
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
1.66%, 11/30/32
(a)(b)
................ 4,000 3,990,000
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)
...................... EUR 235 248,526
Harvest CLO XVIII DAC, Series 18X, Class
D, (EURIBOR 3 Month + 2.55%), 2.55%,
10/15/30
(a)
...................... 200 214,446
Harvest CLO XXII DAC, Series 22X, Class
E, (EURIBOR 3 Month + 6.11%), 6.11%,
01/15/32
(a)
...................... 350 362,762
Harvest CLO XXIII DAC, Series 23X, Class
E, (EURIBOR 3 Month + 5.33%), 5.33%,
10/20/32
(a)
...................... 118 117,763
Highbridge Loan Management Ltd.
(a)(b)
:
Series 12A-18, Class B, (LIBOR USD 3
Month + 1.85%), 2.07%, 07/18/31 .... USD 1,000 956,566
Series 6A-2015, Class BR, (LIBOR USD 3
Month + 1.75%), 2.00%, 02/05/31 .... 1,100 1,033,774
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
2.17%, 07/20/30
(a)(b)
................ 1,000 945,126
Invesco Euro CLO III DAC
(a)
:
Series 3X, Class D, (EURIBOR 3 Month +
4.00%), 4.00%, 07/15/32 .......... EUR 300 345,495
Series 3X, Class F, (EURIBOR 3 Month +
8.07%), 8.07%, 07/15/32 .......... 282 302,525
Invitation Homes Trust
(a)(b)
:
Series 2018-SFR2, Class F, (LIBOR USD 1
Month + 2.25%), 2.40%, 06/17/37 .... USD 10,228 10,218,361
Series 2018-SFR3, Class A, (LIBOR USD 1
Month + 1.00%), 1.15%, 07/17/37 .... 5,499 5,498,756
Series 2018-SFR3, Class E, (LIBOR USD 1
Month + 2.00%), 2.15%, 07/17/37 .... 5,090 5,095,948
Series 2018-SFR3, Class F, (LIBOR USD 1
Month + 2.25%), 2.40%, 07/17/37 .... 2,096 2,040,506
Series 2018-SFR4, Class A, (LIBOR USD 1
Month + 1.10%), 1.25%, 01/17/38 .... 2,893 2,893,802
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 0.95%, 07/25/36
(a)
.......... 2,975 2,706,436
Kayne CLO 5 Ltd.
(a)(b)
:
Series 2019-5A, Class B1, (LIBOR USD 3
Month + 2.00%), 2.21%, 07/24/32 .... 3,000 2,999,996
Series 2019-5A, Class D, (LIBOR USD 3
Month + 3.80%), 4.01%, 07/24/32 .... 1,300 1,299,995
Kayne CLO 9 Ltd., Series 2020-9A,  0.00%,
01/15/34
(e)
...................... 1,250 1,250,000
Kayne CLO II Ltd.
(a)(b)
:
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.24%), 1.48%, 10/15/31 .... 5,375 5,328,923
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.90%), 2.14%, 10/15/31 .... 4,250 4,245,213
Kayne CLO III Ltd.
(a)(b)
:
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 1.72%, 04/15/32 .... 15,500 15,423,611
Series 2019-3A, Class B1, (LIBOR USD 3
Month + 2.05%), 2.29%, 04/15/32 .... 4,000 3,980,539
LCM Loan Income Fund I Income Note Issuer
Ltd., Series 27A, Class A1, (LIBOR USD 3
Month + 1.08%), 1.31%, 07/16/31
(a)(b)
.... 4,080 4,014,552

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
LCM XX LP, Series 20A, Class AR, (LIBOR
USD 3 Month + 1.04%), 1.26%, 10/20/27
(a)(b)
USD 1,400 $ 1,392,678
LCM XXIV Ltd., Series 24A, Class A, (LIBOR
USD 3 Month + 1.31%), 1.53%, 03/20/30
(a)(b)
1,500 1,491,012
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 1.87%, 07/20/30
(a)(b)
350 340,874
Long Beach Mortgage Loan Trust
(a)
:
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 0.67%, 08/25/45 .... 2,361 2,270,539
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.15%), 0.30%, 05/25/36 .... 27,784 18,934,077
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.15%), 0.30%, 07/25/36 .... 6,740 3,474,233
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.30%, 08/25/36 .... 8,019 5,228,240
Series 2006-10, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.31%, 11/25/36 .... 4,344 2,068,497
Series 2006-10, Class 2A4, (LIBOR USD 1
Month + 0.22%), 0.37%, 11/25/36 .... 4,168 2,014,943
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.30%), 0.45%, 01/25/36 ... 1,990 1,754,582
Madison Park Funding XII Ltd., Series 2014-
12A, Class AR, (LIBOR USD 3 Month +
1.26%), 1.48%, 07/20/26
(a)(b)
.......... 63 62,907
Madison Park Funding XV Ltd., Series 2014-
15A, Class B1R, (LIBOR USD 3 Month +
2.20%), 2.42%, 01/27/26
(a)(b)
.......... 1,450 1,440,631
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.40%, 10/21/30
(a)(b)
.......... 12,250 12,121,375
Madison Park Funding XX Ltd., Series 2016-
20A, Class DR, (LIBOR USD 3 Month +
3.00%), 3.22%, 07/27/30
(a)(b)
.......... 1,315 1,223,656
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.39%, 04/25/29
(a)(b)
.......... 2,500 2,485,854
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.41%, 07/29/30
(a)(b)
.......... 3,500 3,466,136
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 2.82%, 04/20/30
(a)(b)
.......... 1,000 920,563
Madison Park Funding XXXI Ltd.
(a)(b)
:
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 2.36%, 01/23/31 .... 600 577,301
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 3.21%, 01/23/31 .... 750 708,484
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.77%, 12/18/30
(a)(b)
................ 1,500 1,445,685
Mariner CLO 7 Ltd.
(a)(b)
:
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 1.71%, 04/30/32 .... 5,000 4,943,930
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 2.21%, 04/30/32 .... 5,000 4,975,989
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.26%), 0.41%, 06/25/36
(a)(b)
......... 2,800 2,556,014
Milos CLO Ltd., Series 2017-1A, Class AR,
(LIBOR USD 3 Month + 1.07%), 1.29%,
10/20/30
(a)(b)
..................... 2,300 2,270,545
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 5.92%, 09/25/46
(d)
.. 689 253,156
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.47%,
10/20/30
(a)(b)
..................... 6,250 6,183,429
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XVIII Ltd.
(a)(b)
:
Series 2014-18A, Class BR2, (LIBOR USD 3
Month + 2.15%), 2.36%, 10/21/30 .... USD 1,500 $ 1,438,938
Series 2014-18A, Class CR2, (LIBOR USD 3
Month + 3.00%), 3.21%, 10/21/30 .... 1,250 1,173,736
Neuberger Berman CLO XXII Ltd.
(a)(b)
:
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/17/30 .... 800 794,807
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/17/30 .... 1,000 958,932
Neuberger Berman CLO XXIII Ltd.
(a)(b)
:
Series 2016-23A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.37%, 10/17/27 .... 700 680,414
Series 2016-23A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.12%, 10/17/27 .... 600 580,944
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.39%, 10/18/30
(a)(b)
.... 14,850 14,703,322
Neuberger Berman Loan Advisers CLO 32 Ltd.,
Series 2019-32A, Class C, (LIBOR USD 3
Month + 2.65%), 2.87%, 01/19/32
(a)(b)
.... 1,000 989,590
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class C1, (LIBOR USD 3
Month + 2.60%), 2.82%, 01/20/33
(a)(b)
.... 665 662,484
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class C, (LIBOR USD 3
Month + 2.50%), 2.72%, 07/20/31
(a)(b)
.... 1,563 1,549,400
Neuberger Berman Loan Advisers CLO Ltd.
(a)(b)
:
Series 2017-26A, Class B, (LIBOR USD 3
Month + 1.50%), 1.72%, 10/18/30 .... 1,500 1,482,168
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 2.84%, 01/15/30 .... 1,000 916,170
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.32%, 12/21/29
(a)(b)
................ 4,750 4,699,434
Oak Hill Credit Partners X-R Ltd.
(a)(b)
:
Series 2014-10RA, Class B, (LIBOR USD 3
Month + 1.75%), 1.97%, 12/12/30 .... 2,150 2,108,439
Series 2014-10RA, Class C, (LIBOR USD 3
Month + 2.20%), 2.42%, 12/12/30 .... 1,300 1,261,040
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
843 864,584
Series 1999-C, Class A2, 7.48%, 08/15/27 . 3,961 3,745,941
Series 2001-D, Class A3, 5.90%, 09/15/22
(a)
404 300,084
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
52 55,022
OCP CLO Ltd.
(a)(b)
:
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 1.48%, 10/17/30 .... 10,800 10,717,200
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 1.94%, 10/17/30 .... 7,500 7,334,450
Series 2014-6A, Class BR, (LIBOR USD 3
Month + 2.15%), 2.37%, 10/17/30 .... 2,700 2,558,043
Series 2015-8A, Class CR, (LIBOR USD 3
Month + 2.80%), 3.02%, 04/17/27 .... 3,000 2,958,834
Series 2015-9A, Class CR, (LIBOR USD 3
Month + 2.70%), 2.94%, 07/15/27 .... 2,000 1,946,549
Series 2015-10A, Class CR, (LIBOR USD 3
Month + 2.60%), 2.81%, 10/26/27 .... 1,000 950,307
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 1.48%, 10/26/30 ... 1,000 993,714
Series 2016-12A, Class CR, (LIBOR USD 3
Month + 3.00%), 3.22%, 10/18/28 .... 1,000 956,334
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 1.92%, 07/20/31 .... 1,000 983,846
Series 2019-17A, Class C1, (LIBOR USD 3
Month + 2.55%), 2.77%, 07/20/32 .... 2,500 2,437,680

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-17A, Class D, (LIBOR USD 3
Month + 3.95%), 4.17%, 07/20/32 .... USD 1,500 $ 1,489,810
Series 2020-18A, Class A, (LIBOR USD 3
Month + 1.80%), 2.02%, 04/20/30 .... 2,750 2,747,242
Series 2020-19A, Class A1, (LIBOR USD 3
Month + 1.75%), 2.07%, 07/20/31 .... 1,000 1,000,185
OCP Euro CLO DAC
(a)
:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 .... EUR 298 308,673
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 .... 200 191,222
Series 2019-3X, Class E, (EURIBOR 3
Month + 5.75%), 5.75%, 04/20/30 .... 400 434,076
Octagon Investment Partners 26 Ltd.
(a)
:
Series 2016-1, Class AR, (LIBOR USD 3
Month + 2.85%), 3.09%, 04/20/31 .... USD 1,250 1,147,215
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.84%, 07/15/30
(b)
... 6,000 5,841,495
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 2.34%, 07/15/30
(a)(b)
.......... 1,500 1,421,158
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.46%, 10/24/30
(a)(b)
......... 4,000 3,837,634
Octagon Investment Partners 30 Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.32%), 1.54%, 03/17/30 .... 2,625 2,612,130
Series 2017-1A, Class C, (LIBOR USD 3
Month + 3.50%), 3.72%, 03/17/30 .... 750 726,307
Octagon Investment Partners 31 LLC, Series
2017-1A, Class D, (LIBOR USD 3 Month +
3.70%), 3.92%, 07/20/30
(a)(b)
.......... 1,250 1,229,287
Octagon Investment Partners 32 Ltd., Series
2017-1A, Class C, (LIBOR USD 3 Month +
2.25%), 2.49%, 07/15/29
(a)(b)
.......... 1,000 960,133
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 1.62%, 01/20/30
(a)(b)
.......... 2,000 1,933,156
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 2.82%, 01/20/31
(a)(b)
.......... 1,000 922,516
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (LIBOR USD 3 Month +
1.75%), 1.96%, 07/25/30
(a)(b)
.......... 5,250 5,006,449
Octagon Investment Partners 42 Ltd., Series
2019-3A, Class B1, (LIBOR USD 3 Month +
1.95%), 2.19%, 04/15/31
(a)(b)
.......... 1,500 1,497,181
Octagon Investment Partners XIV Ltd., Series
2012-1A, Class A1AR, (LIBOR USD 3 Month
+ 1.17%), 1.41%, 07/15/29
(a)(b)
......... 2,200 2,185,663
Octagon Investment Partners XXI Ltd., Series
2014-1A, Class A2RR, (LIBOR USD 3 Month
+ 1.90%), 2.16%, 02/14/31
(a)(b)
......... 2,500 2,468,547
Octagon Loan Funding Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 1.45%, 11/18/31 .... 13,212 13,048,961
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 1.97%, 11/18/31 .... 1,500 1,463,821
OHA Credit Funding 3 Ltd.
(a)(b)
:
Series 2019-3A, Class A1, (LIBOR USD 3
Month + 1.32%), 1.54%, 07/20/32 .... 8,000 7,986,789
Series 2019-3A, Class D, (LIBOR USD 3
Month + 3.55%), 3.77%, 07/20/32 .... 2,500 2,438,135
OHA Credit Funding 4 Ltd.
(a)(b)
:
Series 2019-4A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.55%, 10/22/32 .... 11,500 11,405,116
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-4A, Class C, (LIBOR USD 3
Month + 2.65%), 2.87%, 10/22/32 .... USD 2,000 $ 1,985,508
Series 2019-4A, Class D, (LIBOR USD 3
Month + 3.75%), 3.97%, 10/22/32 .... 2,000 1,975,229
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.17%, 01/20/32
(a)(b)
................ 400 367,031
OHA Credit Partners XII Ltd., Series 2015-12A,
Class DR, (LIBOR USD 3 Month + 2.90%),
3.11%, 07/23/30
(a)(b)
................ 1,000 915,509
OHA Credit Partners XIV Ltd.
(a)(b)
:
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.50%), 1.71%, 01/21/30 .... 1,000 976,016
Series 2017-14A, Class C, (LIBOR USD 3
Month + 1.80%), 2.01%, 01/21/30 .... 2,000 1,889,134
OHA Loan Funding Ltd.
(a)(b)
:
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.62%, 11/15/32 .... 23,875 23,741,563
Series 2015-1A, Class DR2, (LIBOR USD 3
Month + 4.00%), 4.28%, 11/15/32 .... 1,500 1,457,387
OZLM VI Ltd., Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%), 1.97%,
04/17/31
(a)(b)
..................... 1,400 1,383,296
OZLM XIV Ltd., Series 2015-14A, Class A1AR,
(LIBOR USD 3 Month + 1.16%), 1.40%,
01/15/29
(a)(b)
..................... 7,000 6,953,217
OZLM XIX Ltd., Series 2017-19A, Class A1,
(LIBOR USD 3 Month + 1.22%), 1.46%,
11/22/30
(a)(b)
..................... 10,000 9,872,496
OZLME BV, Series 1X, Class ER, (EURIBOR 3
Month + 5.90%), 5.90%, 01/18/30
(a)
..... EUR 238 260,199
OZLME II DAC, Series 2X, Class E, (EURIBOR
3 Month + 4.90%), 4.90%, 10/15/30
(a)
.... 148 151,594
Palmer Square CLO Ltd.
(a)(b)
:
Series 2013-2A, Class A2RR, (LIBOR USD
3 Month + 1.75%), 1.97%, 10/17/31 ... USD 1,350 1,331,286
Series 2013-2A, Class AARR, (LIBOR USD
3 Month + 1.20%), 1.42%, 10/17/31 ... 500 496,175
Series 2013-2A, Class BRR, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/17/31 .... 1,300 1,252,242
Series 2013-2A, Class CRR, (LIBOR USD 3
Month + 3.20%), 3.42%, 10/17/31 .... 1,800 1,699,218
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.87%, 01/17/31 .... 500 471,654
Series 2015-1A, Class BR2, (LIBOR USD 3
Month + 2.25%), 2.50%, 05/21/29 .... 1,000 977,161
Series 2015-1A, Class CR2, (LIBOR USD 3
Month + 3.15%), 3.40%, 05/21/29 .... 4,100 3,945,827
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 1.32%, 07/20/30 .... 8,000 7,909,923
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 2.97%, 07/20/30 .... 1,400 1,310,800
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 1.67%, 04/18/31 .... 10,000 9,776,890
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.97%, 04/18/31 .... 2,000 1,877,875
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.33%, 07/16/31 .... 8,000 7,898,932
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.88%, 07/16/31 .... 1,000 991,354
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.60%, 11/14/32 .... 7,000 6,961,714
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.85%), 2.11%, 11/14/32 ..... 7,000 6,967,197
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.91%, 11/14/32 .... 2,500 2,472,608

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.75%), 4.01%, 11/14/32 .... USD 1,500 $ 1,473,329
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 2.64%), 2.86%, 04/20/29
(c)
... 3,500 3,508,750
Palmer Square Loan Funding Ltd.
(a)(b)
:
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.87%, 04/20/27 .... 7,500 7,513,515
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.15%), 3.37%, 04/20/27 .... 5,000 4,916,243
Series 2019-3A, Class A2, (LIBOR USD 3
Month + 1.60%), 1.85%, 08/20/27 .... 2,500 2,468,060
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.25%), 2.47%, 04/20/28 .... 2,000 1,966,394
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
:
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 2.06%, 08/23/31 .... 2,600 2,585,498
Series 2018-1A, Class A1A, (LIBOR USD 3
Month + 1.28%), 1.50%, 10/20/31 .... 2,000 1,987,889
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 4.13%, 05/15/32 .... 2,500 2,376,475
Progress Residential Trust
(b)
:
Series 2018-SFR3, Class F, 5.37%,
10/17/35 ..................... 27,477 28,055,743
Series 2019-SFR2, Class F, 4.84%,
05/17/36 ..................... 5,580 5,383,530
Series 2019-SFR3, Class F, 3.87%,
09/17/36 ..................... 3,000 3,037,801
Series 2019-SFR4, Class E, 3.44%,
10/17/36 ..................... 12,500 12,705,163
Series 2020-SFR1, Class F, 3.43%,
04/17/37 ..................... 5,500 5,393,602
Series 2020-SFR1, Class G, 4.03%,
04/17/37 ..................... 3,500 3,412,638
Race Point IX CLO Ltd., Series 2015-9A, Class
A1AR, (LIBOR USD 3 Month + 1.21%),
1.45%, 10/15/30
(a)(b)
................ 12,434 12,363,599
Regata XII Funding Ltd.
(a)(b)
:
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.32%), 1.56%, 10/15/32 .... 21,000 20,753,544
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.75%), 3.99%, 10/15/32 .... 1,000 979,887
Regatta Funding LP
(a)(b)
:
Series 2013-2A, Class A2R2, (LIBOR USD 3
Month + 1.85%), 2.09%, 01/15/29 .... 2,500 2,474,803
Series 2013-2A, Class BR2, (LIBOR USD 3
Month + 2.70%), 2.94%, 01/15/29 .... 5,000 4,965,244
Series 2013-2A, Class CR2, (LIBOR USD 3
Month + 3.70%), 3.94%, 01/15/29 .... 4,500 4,218,427
Regatta IX Funding Ltd.
(a)(b)
:
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 2.02%, 04/17/30 .... 10,000 9,928,236
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 2.67%, 04/17/30 .... 1,000 986,111
Regatta VI Funding Ltd., Series 2016-1A, Class
CR, (LIBOR USD 3 Month + 2.05%), 2.27%,
07/20/28
(a)(b)
..................... 1,000 968,807
Regatta VII Funding Ltd.
(a)(b)
:
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.23%, 12/20/28 .... 750 723,380
Series 2016-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 2.98%, 12/20/28 .... 1,000 933,248
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/17/30
(a)(b)
................ 3,500 3,475,355
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.02%,
01/17/31
(a)(b)
..................... USD 1,500 $ 1,438,321
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.34%, 07/15/31
(a)(b)
................ 1,250 1,203,078
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
3.51%, 10/25/31
(a)(b)
................ 1,000 950,531
Regatta XVI Funding Ltd.
(a)(b)
:
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 2.29%, 01/15/33 .... 6,700 6,662,394
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.14%, 01/15/33 .... 1,000 993,933
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.10%), 1.35%, 05/20/31 .... 7,000 6,908,422
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 1.97%, 05/20/31 .... 1,000 980,564
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.38%, 10/20/31 .... 3,500 3,449,780
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 2.02%, 10/20/31 .... 1,125 1,107,485
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/20/31 .... 700 682,688
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.32%, 10/20/31 .... 600 576,845
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.75%), 1.97%, 04/20/32 .... 3,000 2,968,143
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.05%), 2.27%, 04/20/32 .... 3,000 2,992,682
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.75%), 2.97%, 04/20/32 .... 2,500 2,472,159
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.85%), 4.07%, 04/20/32 .... 2,000 1,964,133
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.33%), 1.58%, 08/20/32 .... 6,500 6,435,982
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.50%), 2.75%, 08/20/32 .... 1,000 982,603
Rockford Tower Europe CLO DAC, Series
2018-1X, Class E, (EURIBOR 3 Month +
5.36%), 5.36%, 12/20/31
(a)
........... EUR 300 308,242
RR 5 Ltd.
(a)(b)
:
Series 2018-5A, Class B, (LIBOR USD 3
Month + 2.25%), 2.49%, 10/15/31 .... USD 1,250 1,211,228
Series 2018-5A, Class C, (LIBOR USD 3
Month + 3.10%), 3.34%, 10/15/31 .... 1,200 1,106,870
RR 6 Ltd., Series 2019-6A, Class A1A, (LIBOR
USD 3 Month + 1.25%), 1.49%, 04/15/30
(a)(b)
11,500 11,361,292
RR 7 Ltd., Series 2019-7A, Class A1A, (LIBOR
USD 3 Month + 1.35%), 1.59%, 01/15/33
(a)(b)
3,700 3,663,517
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.12%, 04/20/29
(a)(b)
................ 2,000 1,940,717
Sound Point CLO II Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.07%),
1.28%, 01/26/31
(a)(b)
................ 3,400 3,343,843
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
1.39%, 10/26/31
(a)(b)
................ 6,600 6,489,323
Sound Point CLO XXII Ltd., Series 2019-1A,
Class A, (LIBOR USD 3 Month + 1.37%),
1.59%, 01/20/32
(a)(b)
................ 4,000 3,980,889
Sounds Point CLO IV-R Ltd., Series 2013-3RA,
Class A, (LIBOR USD 3 Month + 1.15%),
1.37%, 04/18/31
(a)(b)
................ 6,000 5,913,797

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 2.84%,
01/15/30
(a)(b)
..................... USD 1,700 $ 1,602,443
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
:
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.16%), 0.31%, 10/25/36 .... 7,525 5,929,463
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 0.38%, 01/25/37
(b)
.. 1,820 1,227,377
Taconic Park CLO Ltd., Series 2016-1A, Class
A1R, (LIBOR USD 3 Month + 1.00%),
1.22%, 01/20/29
(a)(b)
................ 575 569,606
TCW CLO Ltd.
(a)(b)
:
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.26%, 07/29/29 .... 5,700 5,501,712
Series 2017-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.36%, 07/29/29 .... 6,250 5,969,704
TIAA CLO III Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.15%), 1.38%,
01/16/31
(a)(b)
..................... 10,000 9,870,129
TIAA CLO IV Ltd., Series 2018-1A, Class A2,
(LIBOR USD 3 Month + 1.70%), 1.92%,
01/20/32
(a)(b)
..................... 1,000 972,437
TICP CLO IX Ltd.
(a)(b)
:
Series 2017-9A, Class A, (LIBOR USD 3
Month + 1.14%), 1.36%, 01/20/31 .... 4,750 4,696,329
Series 2017-9A, Class B, (LIBOR USD 3
Month + 1.60%), 1.82%, 01/20/31 .... 1,000 977,749
TICP CLO VI Ltd.
(a)(b)
:
Series 2016-6A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.44%, 01/15/29 .... 20,900 20,782,707
Series 2016-6A, Class CR, (LIBOR USD 3
Month + 2.30%), 2.54%, 01/15/29 .... 500 492,424
TICP CLO VII Ltd.
(a)(b)
:
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.94%, 04/15/33 .... 2,000 1,965,282
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.39%, 04/15/33 .... 5,500 5,196,165
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.44%, 04/15/33 .... 4,000 3,764,052
TICP CLO VIII Ltd.
(a)(b)
:
Series 2017-8A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/20/30 .... 3,000 2,962,134
Series 2017-8A, Class C, (LIBOR USD 3
Month + 3.10%), 3.32%, 10/20/30 .... 1,000 974,464
TICP CLO XI Ltd.
(a)(b)
:
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 1.40%, 10/20/31 .... 8,545 8,464,893
Series 2018-11A, Class C, (LIBOR USD 3
Month + 2.15%), 2.37%, 10/20/31 .... 3,500 3,404,432
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.27%, 10/20/31 .... 1,100 1,063,166
TICP CLO XII Ltd.
(a)(b)
:
Series 2018-12A, Class A, (LIBOR USD 3
Month + 1.11%), 1.35%, 01/15/31 .... 7,800 7,708,663
Series 2018-12A, Class C, (LIBOR USD 3
Month + 2.00%), 2.24%, 01/15/31 .... 500 482,386
Series 2018-12A, Class D, (LIBOR USD 3
Month + 2.80%), 3.04%, 01/15/31 .... 1,000 963,449
TICP CLO XIII Ltd.
(a)(b)
:
Series 2019-13A, Class B, (LIBOR USD 3
Month + 1.85%), 2.09%, 07/15/32 .... 2,250 2,234,205
Series 2019-13A, Class C, (LIBOR USD 3
Month + 2.50%), 2.74%, 07/15/32 .... 1,000 988,595
Series 2019-13A, Class D, (LIBOR USD 3
Month + 3.45%), 3.69%, 07/15/32 .... 1,000 996,696
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO XIV Ltd.
(a)(b)
:
Series 2019-14A, Class A1A, (LIBOR USD 3
Month + 1.34%), 1.56%, 10/20/32 .... USD 7,000 $ 6,936,228
Series 2019-14A, Class B, (LIBOR USD 3
Month + 2.70%), 2.92%, 10/20/32 .... 3,250 3,205,475
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.87%, 10/20/28
(a)(b)
................ 1,000 951,247
Tricon American Homes Trust, Series 2019-
SFR1, Class E, 3.40%, 03/17/38
(b)
...... 7,000 7,156,991
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.12%,
04/20/31
(a)(b)
..................... 1,500 1,367,206
Voya CLO Ltd.
(a)(b)
:
Series 2014-1A, Class BR2, (LIBOR USD 3
Month + 1.90%), 2.12%, 04/18/31 .... 1,000 947,045
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 2.32%, 07/14/31 .... 500 474,028
Series 2017-3A, Class C, (LIBOR USD 3
Month + 3.55%), 3.77%, 07/20/30 .... 900 853,388
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE1, Class A, (LIBOR
USD 1 Month + 0.14%), 0.29%, 07/25/37
(a)(b)
2,636 2,475,412
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 0.30%,
10/25/36
(a)
...................... 17,266 14,274,354
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.57%, 07/20/30
(a)(b)
................ 3,800 3,771,971
Westcott Park CLO Ltd., Series 2016-1A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.47%,
07/20/28
(a)(b)
..................... 500 488,653
York CLO 1 Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.12%), 1.34%, 10/22/29 .... 9,800 9,688,474
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/22/29 .... 2,100 2,055,605
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.10%), 2.32%, 10/22/29 .... 1,800 1,741,786
Series 2014-1A, Class DRR, (LIBOR USD 3
Month + 3.01%), 3.23%, 10/22/29 .... 2,800 2,626,069
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.37%,
01/22/31
(a)(b)
..................... 7,660 7,558,513
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.82%,
10/20/29
(a)(b)
..................... 2,000 1,941,104
York CLO-7 Ltd., Series 2019-2A, Class A1,
(LIBOR USD 3 Month + 1.37%), 1.59%,
01/22/33
(a)(b)
..................... 3,000 2,983,829
York CLO-8 Ltd., Series 2020-1A, Class D1,
(LIBOR USD 3 Month + 4.50%), 4.71%,
04/20/32
(a)(b)
..................... 2,160 2,160,000
Total Asset-Backed Securities — 9.6%
(Cost: $1,571,681,698) ............................ 1,547,025,819
Shares
Shares
Common Stocks — 20.2%
Aerospace & Defense — 0.3%
BAE Systems plc .................... 3,056,354 15,710,863
Boeing Co. (The) .................... 5,820 840,350
General Dynamics Corp. ............... 2,560 336,205
Howmet Aerospace, Inc. ............... 4,186 72,208

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc. ......... 447 $ 65,923
L3Harris Technologies, Inc. ............. 2,354 379,253
Lockheed Martin Corp. ................ 55,961 19,593,625
Northrop Grumman Corp. .............. 1,699 492,404
Raytheon Technologies Corp. ........... 153,577 8,342,303
Singapore Technologies Engineering Ltd.
(f)
... 121,500 310,593
Teledyne Technologies, Inc.
(e)
............ 409 126,442
Textron, Inc. ....................... 2,487 89,035
TransDigm Group, Inc. ................ 592 282,627
46,641,831
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. ........... 1,463 129,373
Deutsche Post AG (Registered) .......... 238,454 10,572,569
DSV Panalpina A/S .................. 38,207 6,198,761
Expeditors International of Washington, Inc. .. 44,540 3,936,000
FedEx Corp. ....................... 2,640 685,001
SF Holding Co. Ltd., Class A ............ 42,871 531,332
Sinotrans Ltd., Class A ................ 163,305 99,779
United Parcel Service, Inc., Class B ....... 7,732 1,214,774
ZTO Express Cayman, Inc., ADR ......... 14,802 428,962
23,796,551
Airlines — 0.0%
Alaska Air Group, Inc. ................. 1,332 50,469
American Airlines Group, Inc. ............ 5,427 61,217
Copa Holdings SA, Class A ............. 114,862 5,660,399
Delta Air Lines, Inc. .................. 6,941 212,672
Southwest Airlines Co. ................ 6,501 256,985
United Airlines Holdings, Inc.
(e)
........... 3,128 105,914
6,347,656
Auto Components — 0.0%
Aptiv plc .......................... 2,940 283,681
BorgWarner, Inc. .................... 24,342 851,483
Bridgestone Corp. ................... 10,600 345,507
Cheng Shin Rubber Industry Co. Ltd. ...... 181,000 228,624
Cie Generale des Etablissements Michelin SCA 5,826 629,214
2,338,509
Automobiles — 0.2%
Astra International Tbk. PT ............. 30,089,400 10,987,839
BAIC Motor Corp. Ltd., Class H
(b)
......... 47,500 17,567
BYD Co. Ltd., Class A ................. 25,167 600,806
BYD Co. Ltd., Class H ................ 19,500 394,189
Ford Motor Co. ..................... 43,626 337,229
Geely Automobile Holdings Ltd. .......... 3,445,000 7,078,983
General Motors Co. .................. 13,932 481,072
Great Wall Motor Co. Ltd., Class H ........ 181,500 293,861
Maruti Suzuki India Ltd. ............... 99,243 9,321,282
Mazda Motor Corp. .................. 22,800 119,719
NIO, Inc., ADR
(e)
.................... 6,480 198,159
SAIC Motor Corp. Ltd., Class A .......... 23,000 79,669
29,910,375
Banks — 1.3%
Abu Dhabi Commercial Bank PJSC ....... 110,017 175,478
Agricultural Bank of China Ltd., Class H ..... 7,199,000 2,449,218
Al Rajhi Bank ...................... 128,897 2,261,532
Alinma Bank
(e)
...................... 33,860 137,625
AMMB Holdings Bhd. ................. 305,900 209,929
Arab National Bank .................. 57,615 290,927
Axis Bank Ltd.
(e)
..................... 1,383,247 9,169,027
Bandhan Bank Ltd.
(b)(e)
................ 1,809,202 7,035,007
Bank AlBilad ....................... 58,494 362,179
Bank Al-Jazira ...................... 95,620 331,143
Bank Mandiri Persero Tbk. PT ........... 35,524,700 13,837,969
Security
Shares
Shares Value
Banks (continued)
Bank of America Corp. ................ 84,048 $ 1,991,938
Bank of China Ltd., Class H ............. 13,172,000 4,160,526
Bank of Communications Co. Ltd., Class A ... 166,200 112,523
Bank of Communications Co. Ltd., Class H .. 2,380,000 1,170,919
Bank of Shanghai Co. Ltd., Class A ........ 198,100 232,533
Bank of the Philippine Islands ........... 4,319,590 6,551,354
Bank Polska Kasa Opieki SA
(e)
........... 55,552 594,496
Banque Saudi Fransi ................. 34,860 275,445
BOC Hong Kong Holdings Ltd. ........... 767,500 2,131,722
China CITIC Bank Corp. Ltd., Class H ...... 1,685,000 685,808
China Construction Bank Corp., Class H .... 19,449,000 13,402,565
China Everbright Bank Co. Ltd., Class H .... 360,000 124,758
China Minsheng Banking Corp. Ltd., Class A . 461,400 364,159
China Minsheng Banking Corp. Ltd., Class H . 681,500 372,977
CIMB Group Holdings Bhd. ............. 1,102,200 782,264
Citigroup, Inc. ...................... 46,559 1,928,474
Citizens Financial Group, Inc. ........... 439,984 11,989,564
Comerica, Inc. ...................... 1,386 63,077
Commercial Bank PSQC (The) ........... 131,633 152,375
Commercial International Bank Egypt SAE ... 1,060,089 4,143,707
Credicorp Ltd. ...................... 7,095 813,655
CTBC Financial Holding Co. Ltd. ......... 3,517,000 2,221,021
DBS Group Holdings Ltd. .............. 492,700 7,339,190
Dubai Islamic Bank PJSC .............. 485,428 549,298
E.Sun Financial Holding Co. Ltd. ......... 2,570,138 2,185,172
Erste Group Bank AG ................. 221,874 4,560,723
Fifth Third Bancorp .................. 7,654 177,726
FinecoBank Banca Fineco SpA
(e)
......... 416,737 5,721,747
First Abu Dhabi Bank PJSC ............. 268,840 828,403
First Financial Holding Co. Ltd. ........... 2,764,560 1,939,809
First Republic Bank .................. 1,921 242,315
Grupo Financiero Banorte SAB de CV, Class
O
(e)
........................... 2,191,083 9,771,890
HDFC Bank Ltd., ADR
(e)
............... 6,583 378,128
Hong Leong Bank Bhd. ................ 75,000 267,350
Hong Leong Financial Group Bhd. ........ 18,200 61,855
Huntington Bancshares, Inc. ............ 11,215 117,085
Industrial & Commercial Bank of China Ltd.,
Class H ........................ 19,321,000 10,971,711
Industrial Bank Co. Ltd., Class A .......... 124,652 331,806
Japan Post Bank Co. Ltd. .............. 28,000 223,320
JPMorgan Chase & Co. ............... 33,580 3,292,183
Kasikornbank PCL, NVDR .............. 280,500 684,982
Kaspi.KZ JSC, GDR
(e)
................. 160,147 6,878,314
KeyCorp .......................... 10,841 140,716
Komercni banka A/S
(e)
................. 29,885 606,850
Krung Thai Bank PCL, NVDR ........... 1,055,900 292,686
M&T Bank Corp. .................... 122,053 12,642,250
Malayan Banking Bhd. ................ 2,810,600 4,732,003
Masraf Al Rayan QSC ................. 303,930 353,794
Mega Financial Holding Co. Ltd. .......... 1,910,000 1,840,479
Moneta Money Bank A/S
(b)
.............. 57,320 130,122
National Commercial Bank ............. 54,690 567,827
Nordea Bank Abp ................... 794,918 5,966,073
People's United Financial, Inc. ........... 4,768 50,875
PNC Financial Services Group, Inc. (The) ... 4,774 534,115
Postal Savings Bank of China Co. Ltd., Class A 2,332,900 1,603,910
Postal Savings Bank of China Co. Ltd., Class
H
(b)
........................... 1,495,000 733,691
Public Bank Bhd. .................... 324,400 1,176,997
Qatar International Islamic Bank QSC ...... 93,964 210,801
Qatar Islamic Bank SAQ ............... 79,060 347,775
Qatar National Bank QPSC ............. 178,739 857,138
Raiffeisen Bank International AG
(e)
........ 9,967 143,907
Regions Financial Corp. ............... 11,134 148,082

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Banks (continued)
RHB Bank Bhd. ..................... 1,059,200 $ 1,078,015
Riyad Bank ........................ 45,083 216,101
Samba Financial Group ............... 25,520 187,476
Sberbank of Russia PJSC, ADR .......... 744,693 7,522,466
SinoPac Financial Holdings Co. Ltd. ....... 1,372,000 513,620
Sumitomo Mitsui Trust Holdings, Inc. ....... 18,300 492,040
SVB Financial Group
(e)
................ 557 161,920
Taishin Financial Holding Co. Ltd. ......... 1,703,806 751,355
Taiwan Cooperative Financial Holding Co. Ltd. 1,379,601 926,724
Truist Financial Corp. ................. 14,802 623,460
United Overseas Bank Ltd. ............. 482,000 6,697,125
US Bancorp ....................... 173,275 6,749,061
Wells Fargo & Co. ................... 63,933 1,371,363
Zions Bancorp NA ................... 1,913 61,733
207,481,451
Beverages — 0.4%
Ambev SA
(e)
....................... 146,249 311,464
Ambev SA, ADR
(e)
................... 66,223 141,717
Anadolu Efes Biracilik ve Malt Sanayii A/S ... 398,724 926,373
Arca Continental SAB de CV ............ 38,960 169,898
Brown-Forman Corp., Class B ........... 2,931 204,320
Carlsberg Brewery Malaysia Bhd. ......... 24,400 108,527
China Resources Beer Holdings Co. Ltd. .... 88,000 546,003
Coca-Cola Bottlers Japan Holdings, Inc. .... 9,200 129,867
Coca-Cola Co. (The) ................. 530,115 25,477,327
Coca-Cola Femsa SAB de CV ........... 305,581 1,163,027
Constellation Brands, Inc., Class A ........ 1,814 299,727
Diageo plc ........................ 390,803 12,629,924
Fraser & Neave Holdings Bhd. ........... 17,200 130,814
Heineken NV ...................... 159,558 14,123,691
Kirin Holdings Co. Ltd. ................ 8,500 153,241
Molson Coors Beverage Co., Class B ...... 27,083 954,947
Monster Beverage Corp.
(e)
.............. 4,059 310,798
PepsiCo, Inc. ...................... 15,165 2,021,343
Pernod Ricard SA ................... 1,614 260,019
Suntory Beverage & Food Ltd. ........... 10,900 375,916
Tsingtao Brewery Co. Ltd., Class A ........ 30,900 366,648
60,805,591
Biotechnology — 0.2%
3SBio, Inc.
(b)(e)
...................... 101,500 94,669
AbbVie, Inc. ....................... 239,151 20,351,750
Alexion Pharmaceuticals, Inc.
(e)
.......... 2,423 278,984
Amgen, Inc. ....................... 11,323 2,456,412
Biogen, Inc.
(e)
...................... 8,279 2,086,887
China Biologic Products Holdings, Inc.
(e)
.... 7,238 841,128
Gilead Sciences, Inc. ................. 54,524 3,170,571
Incyte Corp.
(e)
...................... 2,119 183,590
Jinyu Bio-Technology Co. Ltd., Class A ..... 53,600 189,939
Regeneron Pharmaceuticals, Inc.
(e)
........ 1,153 626,725
Vertex Pharmaceuticals, Inc.
(e)
........... 5,864 1,221,823
Walvax Biotechnology Co. Ltd., Class A ..... 845,900 6,311,570
37,814,048
Building Products — 0.1%
Allegion plc ........................ 15,079 1,485,282
AO Smith Corp. ..................... 4,797 247,957
Beijing New Building Materials plc, Class A ... 1,599,170 8,271,929
Carrier Global Corp. .................. 369,032 12,321,978
Cie de Saint-Gobain
(e)
................. 2,158 84,062
Fortune Brands Home & Security, Inc. ...... 1,512 122,275
Geberit AG (Registered) ............... 274 155,953
Johnson Controls International plc ........ 8,101 341,943
Kingspan Group plc .................. 3,543 308,858
Lennox International, Inc. .............. 681 185,000
Security
Shares
Shares Value
Building Products (continued)
Masco Corp. ....................... 7,524 $ 403,286
Trane Technologies plc ................ 2,610 346,478
24,275,001
Capital Markets — 0.1%
Ameriprise Financial, Inc. .............. 1,320 212,296
Bank of New York Mellon Corp. (The) ...... 9,365 321,781
Bursa Malaysia Bhd. ................. 113,800 220,630
Cboe Global Markets, Inc. .............. 9,625 782,416
Charles Schwab Corp. (The) ............ 16,207 666,270
CME Group, Inc. .................... 4,937 744,105
FactSet Research Systems, Inc. .......... 2,216 679,204
Franklin Resources, Inc. ............... 3,563 66,806
Goldman Sachs Group, Inc. (The) ........ 3,846 727,048
Intercontinental Exchange, Inc. .......... 14,383 1,357,755
Invesco Ltd. ....................... 4,785 62,731
MarketAxess Holdings, Inc. ............. 624 336,242
Moody's Corp. ...................... 5,852 1,538,491
Morgan Stanley ..................... 15,628 752,488
MSCI, Inc. ........................ 972 340,045
Nasdaq, Inc. ....................... 1,379 166,845
Northern Trust Corp. .................. 2,494 195,205
Raymond James Financial, Inc. .......... 1,568 119,858
S&P Global, Inc. .................... 2,682 865,562
State Street Corp. ................... 4,098 241,372
T. Rowe Price Group, Inc. .............. 4,975 630,134
TMX Group Ltd. ..................... 421 40,909
11,068,193
Chemicals — 0.2%
Air Liquide SA ...................... 551 80,577
Air Products & Chemicals, Inc. ........... 2,425 669,882
Akzo Nobel NV ..................... 14,760 1,419,739
Albemarle Corp. .................... 1,140 106,259
Asian Paints Ltd. .................... 81,592 2,433,634
Celanese Corp. ..................... 1,240 140,752
CF Industries Holdings, Inc. ............. 2,345 64,746
Chr Hansen Holding A/S ............... 6,139 619,485
Corteva, Inc. ....................... 8,082 266,544
Croda International plc ................ 2,839 221,894
Daicel Corp. ....................... 52,400 373,961
Dow, Inc. ......................... 8,065 366,877
DuPont de Nemours, Inc. .............. 8,056 458,225
Eastman Chemical Co. ................ 1,480 119,643
Ecolab, Inc. ....................... 10,425 1,913,926
FMC Corp. ........................ 1,823 187,295
Givaudan SA (Registered) .............. 319 1,300,863
International Flavors & Fragrances, Inc. ..... 5,872 602,820
Johnson Matthey plc ................. 16,041 446,535
LG Chem Ltd. ...................... 263 143,409
Linde plc ......................... 5,797 1,277,311
LyondellBasell Industries NV, Class A ...... 2,789 190,907
Mesaieed Petrochemical Holding Co. ...... 70,782 35,773
Mosaic Co. (The) .................... 3,836 70,966
Nan Ya Plastics Corp. ................. 189,000 388,232
Petronas Chemicals Group Bhd. .......... 107,700 151,752
PhosAgro PJSC, GDR ................ 41,969 483,586
PPG Industries, Inc. .................. 7,814 1,013,632
Saudi Basic Industries Corp. ............ 89,247 2,140,578
Sherwin-Williams Co. (The) ............. 1,896 1,304,410
Sika AG (Registered) ................. 46,624 11,469,735
Sinopec Shanghai Petrochemical Co. Ltd.,
Class H ........................ 544,000 100,537
Sociedad Quimica y Minera de Chile SA, ADR 234,729 8,687,320

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Chemicals (continued)
Yanbu National Petrochemical Co. ........ 27,034 $ 413,890
39,665,695
Commercial Services & Supplies — 0.1%
Brambles Ltd. ...................... 100,641 678,755
Cintas Corp. ....................... 954 300,081
Copart, Inc.
(e)
...................... 11,599 1,280,066
Dai Nippon Printing Co. Ltd. ............ 31,300 583,101
Preston Holdings LLC
(c)(e)
.............. 24,388 73,164
Rentokil Initial plc .................... 45,872 312,306
Republic Services, Inc. ................ 2,313 203,937
Ritchie Bros Auctioneers, Inc. ........... 1,768 107,171
Rollins, Inc. ........................ 1,714 99,155
S-1 Corp. ......................... 107,295 7,711,256
Secom Co. Ltd. ..................... 800 67,583
Toppan Printing Co. Ltd. ............... 1,500 19,074
Waste Management, Inc. ............... 4,226 456,028
11,891,677
Communications Equipment — 0.1%
Arcadyan Technology Corp. ............. 178,000 621,981
Arista Networks, Inc.
(e)
................ 6,059 1,265,725
Cisco Systems, Inc. .................. 438,941 15,757,982
F5 Networks, Inc.
(e)
.................. 8,763 1,164,953
Juniper Networks, Inc. ................ 15,812 311,813
Motorola Solutions, Inc. ............... 1,874 296,204
Sercomm Corp. ..................... 113,000 290,352
19,709,010
Construction & Engineering — 0.1%
Bouygues SA ...................... 248,412 8,146,279
Jacobs Engineering Group, Inc. .......... 1,420 134,900
Mcdermott International Ltd.
(e)
........... 165,884 282,003
Quanta Services, Inc. ................. 1,542 96,267
Taisei Corp. ....................... 4,400 136,919
Vinci SA .......................... 91,837 7,253,758
WSP Global, Inc. .................... 1,202 76,028
16,126,154
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class A ..... 16,505 125,757
Anhui Conch Cement Co. Ltd., Class H ..... 1,552,000 9,708,523
Martin Marietta Materials, Inc. ........... 675 179,786
Siam Cement PCL (The), NVDR .......... 6,500 70,432
Taiwan Cement Corp. ................. 174,824 248,106
Vulcan Materials Co. ................. 1,469 212,770
10,545,374
Consumer Finance — 0.0%
American Express Co. ................ 7,285 664,683
Arrow Global Group plc ................ 154,997 251,802
Capital One Financial Corp. ............. 5,167 377,604
Cembra Money Bank AG ............... 29,058 3,228,452
Discover Financial Services ............. 3,434 223,244
Synchrony Financial .................. 6,275 157,001
4,902,786
Containers & Packaging — 0.1%
Amcor plc ......................... 17,554 183,088
Amcor plc, CDI ..................... 615,828 6,412,242
Avery Dennison Corp. ................. 982 135,899
Ball Corp. ......................... 3,588 319,332
International Paper Co. ................ 264,480 11,571,000
Packaging Corp. of America ............ 1,020 116,780
Sealed Air Corp. .................... 1,662 65,799
WestRock Co. ...................... 2,753 103,375
18,907,515
Security
Shares
Shares Value
Distributors — 0.1%
Genuine Parts Co. ................... 85,868 $ 7,765,043
Jardine Cycle & Carriage Ltd. ........... 79,400 1,032,847
LKQ Corp.
(e)
....................... 6,246 199,809
Pool Corp. ........................ 438 153,226
9,150,925
Diversified Consumer Services — 0.0%
Benesse Holdings, Inc. ................ 39,300 926,529
Fu Shou Yuan International Group Ltd. ..... 245,000 252,366
New Oriental Education & Technology Group,
Inc., ADR
(e)
...................... 4,213 675,681
TAL Education Group, ADR
(e)
............ 8,063 535,867
2,390,443
Diversified Financial Services — 0.0%
Berkshire Hathaway, Inc., Class B
(e)
....... 21,740 4,389,306
Diversified Telecommunication Services — 0.4%
AT&T, Inc. ......................... 101,995 2,755,905
Cellnex Telecom SA
(b)
................. 128,829 8,269,656
CenturyLink, Inc. .................... 10,530 90,769
China Telecom Corp. Ltd., Class H ........ 3,320,000 1,042,180
China Unicom Hong Kong Ltd. ........... 262,000 161,494
Chunghwa Telecom Co. Ltd. ............ 554,000 2,078,438
Chunghwa Telecom Co. Ltd., ADR ........ 5,553 209,792
Emirates Telecommunications Group Co. PJSC 94,080 431,036
Hellenic Telecommunications Organization SA 639,970 8,487,095
HKT Trust & HKT Ltd.
(g)
................ 2,564,000 3,315,937
Infrastrutture Wireless Italiane SpA
(b)
....... 211,749 2,287,235
KT Corp., ADR ..................... 42,316 407,080
LG Uplus Corp. ..................... 16,388 160,431
Nippon Telegraph & Telephone Corp. ...... 130,300 2,740,971
Ooredoo QPSC ..................... 94,446 169,295
Orange SA ........................ 103,503 1,162,299
PCCW Ltd. ........................ 2,607,000 1,568,465
Proximus SADP ..................... 14,775 287,229
Saudi Telecom Co. ................... 64,126 1,703,573
Singapore Telecommunications Ltd. ....... 1,511,000 2,246,137
Telecom Italia SpA ................... 777,794 283,123
Telefonica Brasil SA, ADR .............. 93,097 685,194
Telekom Malaysia Bhd. ................ 301,600 304,016
TELUS Corp. ...................... 1,300,835 22,242,003
Verizon Communications, Inc. ........... 45,440 2,589,626
65,678,979
Electric Utilities — 0.9%
Alliant Energy Corp. .................. 2,673 147,763
American Electric Power Co., Inc. ......... 145,678 13,100,823
AusNet Services .................... 2,977,869 4,186,234
CEZ A/S .......................... 39,755 752,426
Chubu Electric Power Co., Inc. ........... 8,800 98,576
CLP Holdings Ltd. ................... 79,500 732,557
Duke Energy Corp. .................. 179,115 16,498,283
Edison International .................. 38,820 2,175,473
EDP - Energias de Portugal SA .......... 2,410,573 11,890,556
Elia Group SA/NV ................... 25,341 2,451,008
Emera, Inc. ........................ 188,310 7,512,329
Enel SpA ......................... 1,450,700 11,533,798
Entergy Corp. ...................... 2,157 218,332
Evergy, Inc. ........................ 2,512 138,662
Eversource Energy .................. 98,726 8,615,818
Exelon Corp. ....................... 10,665 425,427
FirstEnergy Corp. ................... 166,145 4,937,829
Hydro One Ltd.
(b)
.................... 38,937 850,751
Iberdrola SA ....................... 980,329 11,575,310
Korea Electric Power Corp.
(e)
............ 8,967 158,172
NextEra Energy, Inc. ................. 334,816 24,511,879

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Electric Utilities (continued)
NRG Energy, Inc. .................... 2,472 $ 78,165
OGE Energy Corp. ................... 4,769 146,742
Orsted A/S
(b)
....................... 24,974 3,963,724
Pinnacle West Capital Corp. ............ 1,214 99,026
Power Assets Holdings Ltd. ............. 36,500 187,964
PPL Corp. ........................ 81,004 2,227,610
Southern Co. (The) .................. 11,730 673,889
SSE plc .......................... 23,167 379,927
Tenaga Nasional Bhd. ................ 526,200 1,207,836
Terna Rete Elettrica Nazionale SpA ........ 5,839 39,424
Xcel Energy, Inc. .................... 174,515 12,221,285
143,737,598
Electrical Equipment — 0.2%
AMETEK, Inc. ...................... 2,467 242,259
Eaton Corp. plc ..................... 87,127 9,042,911
Emerson Electric Co. ................. 6,647 430,659
Legrand SA ....................... 24,432 1,808,440
Rockwell Automation, Inc. .............. 2,482 588,532
Schneider Electric SE ................. 129,658 15,754,292
Voltronic Power Technology Corp. ......... 1,250 42,877
WEG SA ......................... 15,716 207,887
28,117,857
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A .............. 3,212 362,442
CDW Corp. ........................ 1,561 191,379
Corning, Inc. ....................... 8,438 269,763
Delta Electronics, Inc. ................. 48,000 319,364
Elite Material Co. Ltd. ................. 17,000 89,322
FLIR Systems, Inc. ................... 1,465 50,821
Foxconn Technology Co. Ltd. ............ 118,000 206,946
Hon Hai Precision Industry Co. Ltd. ........ 65,000 176,288
IPG Photonics Corp.
(e)
................ 383 71,223
Keysight Technologies, Inc.
(e)
............ 11,100 1,164,057
Kyocera Corp. ...................... 3,700 203,768
Largan Precision Co. Ltd. .............. 1,000 106,199
Lotes Co. Ltd. ...................... 12,000 183,463
Merry Electronics Co. Ltd. .............. 91,000 449,196
Samsung SDI Co. Ltd. ................ 20,966 8,259,268
Sinbon Electronics Co. Ltd. ............. 37,000 249,418
Synnex Technology International Corp. ..... 606,000 900,633
TE Connectivity Ltd. .................. 3,630 351,674
Unimicron Technology Corp. ............ 2,569,000 6,138,402
Venture Corp. Ltd. ................... 22,300 314,358
Vontier Corp.
(e)
..................... 1,468 42,190
WPG Holdings Ltd. .................. 983,000 1,335,150
Zebra Technologies Corp., Class A
(e)
....... 582 165,079
21,600,403
Energy Equipment & Services — 0.0%
Baker Hughes Co. ................... 6,913 102,105
Halliburton Co. ..................... 9,510 114,691
National Oilwell Varco, Inc. ............. 4,170 35,028
Schlumberger NV ................... 15,134 226,102
TechnipFMC plc ..................... 4,535 25,078
503,004
Entertainment — 0.1%
Activision Blizzard, Inc. ................ 70,998 5,376,679
Electronic Arts, Inc.
(e)
................. 36,026 4,316,996
Live Nation Entertainment, Inc.
(e)
......... 1,554 75,835
NCSoft Corp. ...................... 2,237 1,537,007
NetEase, Inc., ADR .................. 18,386 1,595,721
Netflix, Inc.
(e)
....................... 4,824 2,294,970
Nexon Co. Ltd. ..................... 21,900 610,373
Perfect World Co. Ltd., Class A .......... 23,460 98,513
Security
Shares
Shares Value
Entertainment (continued)
Take-Two Interactive Software, Inc.
(e)
....... 4,697 $ 727,659
Walt Disney Co. (The) ................ 19,846 2,406,327
19,040,080
Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities, Inc. ....... 98,064 14,858,657
Allied Properties REIT ................ 458,668 11,123,293
American Homes 4 Rent, Class A ......... 319,845 9,042,018
American Tower Corp. ................ 50,917 11,693,089
Apartment Investment & Management Co.,
Class A ........................ 1,629 51,965
Assura plc ........................ 25,943,198 25,610,373
AvalonBay Communities, Inc. ........... 115,476 16,066,176
Boston Properties, Inc. ................ 185,091 13,402,439
Comforia Residential REIT, Inc. .......... 2,196 6,279,984
Community Healthcare Trust, Inc. ......... 127,793 5,916,816
Cousins Properties, Inc. ............... 890,903 22,700,208
Cromwell European REIT .............. 21,284,400 11,292,598
Crown Castle International Corp. ......... 202,897 31,692,511
CyrusOne, Inc. ..................... 226,103 16,064,618
Dexus ........................... 3,730,831 22,571,699
Digital Realty Trust, Inc. ............... 16,281 2,349,348
Duke Realty Corp. ................... 4,071 154,657
EPR Properties ..................... 579,959 13,826,223
Equinix, Inc. ....................... 39,814 29,113,589
Equity Residential ................... 5,483 257,591
Essex Property Trust, Inc. .............. 710 145,259
Extra Space Storage, Inc. .............. 1,406 163,026
Federal Realty Investment Trust .......... 753 51,791
Goodman Group .................... 1,850,269 23,948,313
Healthpeak Properties, Inc. ............. 6,025 162,494
Host Hotels & Resorts, Inc. ............. 7,887 82,656
Hudson Pacific Properties, Inc. ........... 484,935 9,339,848
Iron Mountain, Inc. ................... 3,118 81,255
Kenedix Office Investment Corp. ......... 4,393 25,408,031
Kimco Realty Corp. .................. 4,575 46,939
Link REIT ......................... 1,457,900 11,126,485
LondonMetric Property plc .............. 3,232,512 9,037,869
Mid-America Apartment Communities, Inc. ... 1,276 148,820
NorthWest Healthcare Properties REIT ..... 702,038 6,012,350
Plymouth Industrial REIT, Inc. ........... 264,579 3,362,799
Prologis, Inc. ....................... 313,088 31,058,330
Public Storage ...................... 1,669 382,318
Realty Income Corp. .................. 3,813 220,620
Regency Centers Corp. ............... 1,586 56,446
SBA Communications Corp. ............ 39,666 11,517,816
Secure Income REIT plc ............... 1,933,549 6,036,840
Segro plc ......................... 1,399,602 16,353,937
Simon Property Group, Inc. ............. 3,324 208,780
SL Green Realty Corp. ................ 724 30,994
Spirit Realty Capital, Inc. ............... 529,615 15,914,931
STAG Industrial, Inc. ................. 280,960 8,743,475
Sun Communities, Inc. ................ 141,412 19,462,534
Target Healthcare REIT plc ............. 7,001,766 9,705,743
UDR, Inc. ......................... 3,220 100,593
Ventas, Inc. ....................... 4,026 158,906
VICI Properties, Inc. .................. 615,164 14,118,014
Vornado Realty Trust ................. 1,711 52,579
Welltower, Inc. ...................... 274,945 14,783,793
Weyerhaeuser Co. ................... 8,426 229,946
502,322,382
Food & Staples Retailing — 0.3%
Abdullah Al Othaim Markets Co. .......... 10,297 357,919
Atacadao SA
(e)
..................... 106,727 340,384
BGF retail Co. Ltd. ................... 2,147 223,264

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Food & Staples Retailing (continued)
Carrefour SA ....................... 7,679 $ 119,346
Clicks Group Ltd. .................... 56,791 823,402
Costco Wholesale Corp. ............... 24,225 8,663,344
CP ALL PCL, NVDR
(e)
................. 726,100 1,249,983
Dino Polska SA
(b)(e)
................... 12,510 687,793
Etablissements Franz Colruyt NV ......... 28,735 1,700,753
J Sainsbury plc ..................... 181,023 472,511
Koninklijke Ahold Delhaize NV ........... 25,275 692,934
Kroger Co. (The) .................... 8,585 276,523
Lawson, Inc. ....................... 12,100 555,942
Loblaw Cos. Ltd. .................... 32,238 1,604,762
President Chain Store Corp. ............ 100,000 902,585
Seven & i Holdings Co. Ltd. ............. 28,900 878,406
Sun Art Retail Group Ltd. .............. 802,500 869,463
Sysco Corp. ....................... 210,733 11,655,642
Walgreens Boots Alliance, Inc. ........... 42,010 1,430,020
Wal-Mart de Mexico SAB de CV .......... 3,512,096 8,503,936
Walmart, Inc. ....................... 32,691 4,535,876
Wm Morrison Supermarkets plc .......... 632,624 1,335,391
X5 Retail Group NV, GDR .............. 188,194 6,614,937
Yonghui Superstores Co. Ltd., Class A ...... 224,700 262,627
54,757,743
Food Products — 0.4%
Almarai Co. JSC .................... 25,021 344,454
Archer-Daniels-Midland Co. ............. 6,022 278,457
Campbell Soup Co. .................. 2,228 103,981
China Feihe Ltd.
(b)
................... 1,851,000 4,211,459
China Mengniu Dairy Co. Ltd.
(e)
.......... 2,001,000 9,433,349
Conagra Brands, Inc. ................. 5,258 184,503
Dali Foods Group Co. Ltd.
(b)
............. 511,000 317,261
General Mills, Inc. ................... 12,546 741,720
Henan Shuanghui Investment & Development
Co. Ltd., Class A .................. 85,847 642,091
Hershey Co. (The) ................... 12,479 1,715,363
Hormel Foods Corp. .................. 4,253 207,079
IOI Corp. Bhd. ...................... 169,300 175,314
JM Smucker Co. (The) ................ 7,108 797,518
Kellogg Co. ........................ 16,822 1,057,936
Kraft Heinz Co. (The) ................. 7,272 222,450
Kuala Lumpur Kepong Bhd. ............. 55,200 281,572
Lamb Weston Holdings, Inc. ............ 1,574 99,870
McCormick & Co., Inc. (Non-Voting) ....... 1,380 249,104
Mondelez International, Inc., Class A ....... 15,790 838,765
Nestle India Ltd. .................... 8,884 2,056,159
Nestle Malaysia Bhd. ................. 39,400 1,321,091
Nestle SA (Registered) ................ 220,574 24,809,708
NongShim Co. Ltd. ................... 1,552 395,012
Orkla ASA ......................... 16,387 154,690
PPB Group Bhd. .................... 86,100 389,769
Savola Group (The) .................. 13,678 166,996
Standard Foods Corp. ................ 142,000 303,716
Thai Union Group PCL, NVDR ........... 436,500 212,752
Tingyi Cayman Islands Holding Corp. ...... 472,000 863,723
Toly Bread Co. Ltd., Class A ............ 13,300 126,580
Tyson Foods, Inc., Class A ............. 3,184 182,220
Uni-President China Holdings Ltd. ........ 254,000 220,020
Uni-President Enterprises Corp. .......... 562,000 1,204,682
Want Want China Holdings Ltd. .......... 3,341,000 2,212,526
Wens Foodstuffs Group Co. Ltd., Class A .... 89,489 254,028
Wilmar International Ltd. ............... 90,900 269,114
Yakult Honsha Co. Ltd. ................ 2,000 96,786
57,141,818
Security
Shares
Shares Value
Gas Utilities — 0.2%
Atmos Energy Corp. .................. 58,344 $ 5,348,395
ENN Energy Holdings Ltd. .............. 1,228,900 15,553,089
Petronas Gas Bhd. ................... 97,800 371,009
Snam SpA ........................ 740,947 3,612,919
Tokyo Gas Co. Ltd. .................. 176,500 3,999,409
28,884,821
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories .................. 19,485 2,048,068
ABIOMED, Inc.
(e)
.................... 490 123,421
Align Technology, Inc.
(e)
................ 785 334,473
Ansell Ltd. ........................ 201,095 5,686,379
Baxter International, Inc. ............... 5,601 434,470
Becton Dickinson and Co. .............. 3,182 735,456
Boston Scientific Corp.
(e)
............... 15,696 537,902
Cooper Cos., Inc. (The) ............... 536 171,011
Danaher Corp. ..................... 9,249 2,123,015
Dentsply Sirona, Inc. ................. 2,422 114,294
DexCom, Inc.
(e)
..................... 1,051 335,879
Edwards Lifesciences Corp.
(e)
........... 30,444 2,182,530
Hartalega Holdings Bhd. ............... 92,000 399,081
Hologic, Inc.
(e)
...................... 2,888 198,752
IDEXX Laboratories, Inc.
(e)
.............. 1,138 483,445
Intuitive Surgical, Inc.
(e)
................ 1,288 859,199
Koninklijke Philips NV
(e)
................ 216,736 10,038,513
Kossan Rubber Industries .............. 51,600 93,234
Lepu Medical Technology Beijing Co. Ltd.,
Class A ........................ 179,181 826,094
Masimo Corp.
(e)
..................... 2,493 557,983
Medtronic plc ...................... 228,414 22,971,596
ResMed, Inc. ...................... 8,236 1,580,818
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A ..................... 11,518 667,104
Sonova Holding AG (Registered)
(e)
........ 124 29,434
STERIS plc ........................ 911 161,420
Stryker Corp. ...................... 3,587 724,610
Teleflex, Inc. ....................... 500 159,115
Varian Medical Systems, Inc.
(e)
........... 984 170,035
West Pharmaceutical Services, Inc. ....... 843 229,355
Zimmer Biomet Holdings, Inc. ........... 2,284 301,716
55,278,402
Health Care Providers & Services — 0.2%
Alfresa Holdings Corp. ................ 18,100 331,410
AmerisourceBergen Corp. .............. 6,120 587,948
Anthem, Inc. ....................... 2,767 754,838
Bangkok Dusit Medical Services PCL, NVDR . 1,393,500 781,889
Bumrungrad Hospital PCL, NVDR ........ 184,900 539,450
Cardinal Health, Inc. .................. 17,739 812,269
Centene Corp.
(e)
.................... 6,293 371,916
Cigna Corp. ....................... 9,700 1,619,609
CVS Health Corp. ................... 67,908 3,808,960
DaVita, Inc.
(e)
....................... 836 72,105
Dr Sulaiman Al Habib Medical Services Group
Co. ........................... 3,863 97,237
HCA Healthcare, Inc. ................. 2,873 356,080
Henry Schein, Inc.
(e)
.................. 3,519 223,738
Humana, Inc. ...................... 1,451 579,355
IHH Healthcare Bhd. ................. 333,600 399,281
Laboratory Corp. of America Holdings
(e)
..... 1,055 210,757
McKesson Corp. .................... 11,682 1,722,978
Mediclinic International plc .............. 541,786 1,983,856
Mediclinic International plc .............. 805,326 2,919,686
Medipal Holdings Corp. ................ 8,000 142,607
Quest Diagnostics, Inc. ................ 1,455 177,714

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ........................ 154,100 $ 239,210
Sonic Healthcare Ltd. ................. 224,029 5,487,151
UnitedHealth Group, Inc. ............... 16,351 4,989,344
Universal Health Services, Inc., Class B .... 790 86,545
29,295,933
Health Care Technology — 0.0%
Cerner Corp. ....................... 29,155 2,043,474
Veeva Systems, Inc., Class A
(e)
.......... 1,028 277,611
2,321,085
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp. ...................... 5,613 76,954
Chipotle Mexican Grill, Inc.
(e)
............ 311 373,660
Compass Group plc .................. 5,987 81,949
Darden Restaurants, Inc. .............. 1,438 132,181
Domino's Pizza, Inc. .................. 1,206 456,254
Evolution Gaming Group AB
(b)
........... 387 28,704
Genting Malaysia Bhd. ................ 897,300 432,025
Genting Singapore Ltd. ................ 602,000 284,274
Hilton Worldwide Holdings, Inc. .......... 3,083 270,718
Huazhu Group Ltd.
(e)
................. 44,900 1,900,829
Huazhu Group Ltd., ADR ............... 120,165 4,762,139
La Francaise des Jeux SAEM
(b)
.......... 8,226 308,575
Las Vegas Sands Corp. ............... 3,660 175,900
Marriott International, Inc., Class A ........ 2,857 265,358
McDonald's Corp. ................... 19,454 4,143,702
McDonald's Holdings Co. Japan Ltd. ....... 2,400 113,811
MGM Resorts International ............. 4,380 90,097
Norwegian Cruise Line Holdings Ltd.
(e)
...... 2,739 45,550
OPAP SA ......................... 21,152 171,121
Royal Caribbean Cruises Ltd. ........... 1,857 104,772
SJM Holdings Ltd. ................... 5,919,000 6,145,753
Starbucks Corp. ..................... 12,811 1,114,045
Wynn Resorts Ltd. ................... 1,065 77,138
Yum China Holdings, Inc. .............. 183,814 9,784,419
Yum! Brands, Inc. ................... 7,057 658,630
31,998,558
Household Durables — 0.1%
Berkeley Group Holdings plc ............ 4,605 242,123
Coway Co. Ltd.
(e)
.................... 1,286 78,745
DR Horton, Inc. ..................... 3,741 249,936
Garmin Ltd. ........................ 26,651 2,772,237
Leggett & Platt, Inc. .................. 1,416 59,090
Lennar Corp., Class A ................. 3,032 212,937
Mohawk Industries, Inc.
(e)
.............. 647 66,764
Newell Brands, Inc. .................. 4,118 72,724
Nikon Corp. ....................... 22,600 137,733
NVR, Inc.
(e)
........................ 39 154,170
Persimmon plc ..................... 211,975 6,417,867
PulteGroup, Inc. .................... 2,992 121,954
Sekisui House Ltd. ................... 35,000 581,466
Whirlpool Corp. ..................... 682 126,143
11,293,889
Household Products — 0.2%
Church & Dwight Co., Inc. .............. 2,770 244,840
Clorox Co. (The) .................... 3,845 796,876
Colgate-Palmolive Co. ................ 58,554 4,619,325
Hindustan Unilever Ltd. ................ 37,201 1,040,154
Kimberly-Clark Corp. ................. 3,719 493,102
Procter & Gamble Co. (The) ............ 147,184 20,178,927
Reckitt Benckiser Group plc ............. 86,302 7,602,217
Security
Shares
Shares Value
Household Products (continued)
Vinda International Holdings Ltd. ......... 32,000 $ 84,920
35,060,361
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. ........................ 7,188 140,166
China Yangtze Power Co. Ltd., Class A ..... 2,937,100 8,336,956
Electric Power Development Co. Ltd. ...... 2,000 27,029
Energy Absolute PCL, NVDR ............ 70,800 86,309
Huaneng Power International, Inc., Class A .. 264,900 193,447
Sichuan Chuantou Energy Co. Ltd., Class A .. 364,842 549,334
9,333,241
Industrial Conglomerates — 0.0%
3M Co. ........................... 14,399 2,303,264
DCC plc .......................... 1,834 119,177
General Electric Co. .................. 95,928 711,786
Honeywell International, Inc. ............ 7,717 1,272,919
Industries Qatar QSC ................. 111,170 270,965
Roper Technologies, Inc. ............... 5,553 2,062,051
Shanghai Industrial Holdings Ltd. ......... 45,000 60,128
Siemens AG (Registered) .............. 2,904 340,686
Sime Darby Bhd. .................... 456,800 264,961
7,405,937
Insurance — 0.6%
Aflac, Inc. ......................... 9,957 338,040
Allianz SE (Registered) ................ 29,135 5,132,265
Allstate Corp. (The) .................. 29,490 2,617,238
American International Group, Inc. ........ 9,684 304,949
Aon plc, Class A .................... 2,548 468,857
Arthur J Gallagher & Co. ............... 2,146 222,562
Assurant, Inc. ...................... 661 82,209
Bupa Arabia for Cooperative Insurance Co.
(e)
. 7,872 239,611
China Life Insurance Co. Ltd., Class H ..... 162,000 353,472
Chubb Ltd. ........................ 4,999 649,420
Cincinnati Financial Corp. .............. 1,641 116,084
Direct Line Insurance Group plc .......... 1,646,846 5,627,946
Everest Re Group Ltd. ................ 461 90,854
Fubon Financial Holding Co. Ltd. ......... 69,000 98,294
Gjensidige Forsikring ASA .............. 157,415 2,999,543
Globe Life, Inc. ..................... 1,193 96,740
Hannover Rueck SE .................. 34,456 5,007,210
Hartford Financial Services Group, Inc. (The) . 3,907 150,498
Intact Financial Corp. ................. 221 22,828
Japan Post Holdings Co. Ltd. ............ 23,200 159,186
Lincoln National Corp. ................ 2,163 75,921
Loews Corp. ....................... 2,773 96,168
Marsh & McLennan Cos., Inc. ........... 5,552 574,410
Medibank Pvt Ltd. ................... 30,294 56,867
MetLife, Inc. ....................... 8,765 331,755
MS&AD Insurance Group Holdings, Inc. .... 92,500 2,531,286
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 26,459 6,201,388
Phoenix Group Holdings plc ............ 716,982 6,156,902
Ping An Insurance Group Co. of China Ltd.,
Class H ........................ 1,761,500 18,213,335
Principal Financial Group, Inc. ........... 2,802 109,894
Progressive Corp. (The) ............... 112,212 10,312,283
Prudential Financial, Inc. ............... 4,357 278,935
Prudential plc ...................... 445,516 5,448,885
Qatar Insurance Co. SAQ .............. 72,642 45,123
Samsung Fire & Marine Insurance Co. Ltd. .. 556 87,913
SCOR SE
(e)
........................ 253,567 6,157,942
Travelers Cos., Inc. (The) .............. 2,803 338,350
Unum Group ....................... 2,244 39,629
Willis Towers Watson plc ............... 1,438 262,406

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Insurance (continued)
WR Berkley Corp. ................... 1,637 $ 98,416
Zurich Insurance Group AG ............. 35,852 11,908,087
94,103,701
Interactive Media & Services — 0.5%
Alphabet, Inc., Class A
(e)
............... 5,291 8,550,838
Alphabet, Inc., Class C
(e)
............... 5,211 8,447,083
Auto Trader Group plc
(b)
............... 1,095,946 8,239,794
Autohome, Inc., ADR ................. 4,130 394,621
Facebook, Inc., Class A
(e)
.............. 35,408 9,316,199
NAVER Corp. ...................... 6,799 1,739,667
Scout24 AG
(b)
...................... 25,047 2,020,683
Tencent Holdings Ltd. ................. 637,800 48,731,526
Twitter, Inc.
(e)
....................... 19,921 823,932
Yandex NV, Class A
(e)
................. 2,933 168,853
88,433,196
Internet & Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd.
(e)
............ 14,100 534,304
Alibaba Group Holding Ltd., ADR
(e)
........ 22,728 6,924,994
Amazon.com, Inc.
(e)
.................. 8,456 25,673,684
Booking Holdings, Inc.
(e)
............... 446 723,635
eBay, Inc. ......................... 50,545 2,407,458
Etsy, Inc.
(e)
........................ 1,311 159,404
Expedia Group, Inc. .................. 1,511 142,261
JD.com, Inc., ADR
(e)
.................. 31,052 2,531,359
Meituan Dianping, Class B
(e)
............ 70,600 2,631,911
momo.com, Inc. ..................... 5,000 119,657
Naspers Ltd., Class N
(e)
............... 9,909 1,934,510
43,783,177
IT Services — 0.5%
Accenture plc, Class A ................ 8,712 1,889,720
Akamai Technologies, Inc.
(e)
............. 1,783 169,599
Amadeus IT Group SA ................ 100,721 4,798,969
Automatic Data Processing, Inc. .......... 4,779 754,891
Broadridge Financial Solutions, Inc. ....... 1,415 194,704
CGI, Inc., Class A
(e)
.................. 5,524 342,767
Chindata Group Holdings Ltd., ADR
(e)
...... 147,679 2,058,645
Cognizant Technology Solutions Corp., Class A 5,968 426,235
DXC Technology Co. ................. 2,831 52,147
Fidelity National Information Services, Inc. ... 6,756 841,730
Fiserv, Inc.
(e)
....................... 6,064 578,930
FleetCor Technologies, Inc.
(e)
............ 935 206,551
Gartner, Inc.
(e)
...................... 974 116,977
GDS Holdings Ltd., Class A
(e)
............ 68,277 712,318
GDS Holdings Ltd., ADR
(e)
.............. 4,698 394,820
Global Payments, Inc. ................ 3,273 516,283
GoDaddy, Inc., Class A
(e)
............... 2,026 143,319
HCL Technologies Ltd. ................ 138,110 1,571,362
Infosys Ltd. ........................ 469,955 6,733,117
Infosys Ltd., ADR .................... 630,458 8,996,636
International Business Machines Corp. ..... 9,778 1,091,811
Jack Henry & Associates, Inc. ........... 832 123,344
Leidos Holdings, Inc. ................. 1,457 120,931
Mastercard, Inc., Class A ............... 25,271 7,294,221
Paychex, Inc. ...................... 256,984 21,136,934
PayPal Holdings, Inc.
(e)
................ 12,884 2,398,099
SUNeVision Holdings Ltd. .............. 8,078,000 7,089,721
Tata Consultancy Services Ltd. .......... 62,445 2,250,547
VeriSign, Inc.
(e)
..................... 14,047 2,678,763
Visa, Inc., Class A ................... 56,929 10,344,569
Western Union Co. (The) .............. 4,580 89,035
Wipro Ltd. ......................... 214,785 985,003
87,102,698
Security
Shares
Shares Value
Leisure Products — 0.1%
Hasbro, Inc. ....................... 201,582 $ 16,674,863
Sega Sammy Holdings, Inc. ............. 9,900 124,063
16,798,926
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc. .............. 42,101 4,298,091
Bio-Rad Laboratories, Inc., Class A
(e)
....... 229 134,290
Illumina, Inc.
(e)
...................... 1,613 472,125
IQVIA Holdings, Inc.
(e)
................. 2,093 322,301
Lonza Group AG (Registered) ........... 19,067 11,552,890
Mettler-Toledo International, Inc.
(e)
........ 263 262,450
PerkinElmer, Inc. .................... 1,207 156,367
Thermo Fisher Scientific, Inc. ............ 4,355 2,060,438
Waters Corp.
(e)
..................... 3,805 847,830
WuXi AppTec Co. Ltd., Class A ........... 12,240 206,885
WuXi AppTec Co. Ltd., Class H
(b)
......... 61,380 981,362
21,295,029
Machinery — 0.4%
Amada Co. Ltd. ..................... 61,900 538,756
Atlas Copco AB, Class A ............... 133,901 5,910,550
Caterpillar, Inc. ..................... 5,933 931,778
CRRC Corp. Ltd., Class A .............. 780,500 629,412
Cummins, Inc. ...................... 1,635 359,520
Deere & Co. ....................... 3,409 770,127
Dover Corp. ....................... 1,587 175,697
Flowserve Corp. .................... 1,417 41,263
Fortive Corp. ....................... 3,671 226,134
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 1,708,994 10,295,254
IDEX Corp. ........................ 5,535 943,109
Illinois Tool Works, Inc. ................ 3,178 622,507
Ingersoll Rand, Inc.
(e)
................. 4,010 140,109
Kone OYJ, Class B .................. 149,331 11,888,708
Otis Worldwide Corp. ................. 183,431 11,240,652
PACCAR, Inc. ...................... 3,844 328,201
Parker-Hannifin Corp. ................. 1,388 289,204
Pentair plc ........................ 1,807 89,916
Rational AG ....................... 6,604 4,949,383
Snap-on, Inc. ...................... 6,041 951,639
Spirax-Sarco Engineering plc ............ 3,187 465,919
Stanley Black & Decker, Inc. ............ 1,768 293,842
Techtronic Industries Co. Ltd. ............ 13,500 181,836
Volvo AB, Class B
(e)
.................. 466,394 9,065,392
Westinghouse Air Brake Technologies Corp. .. 1,980 117,414
Xylem, Inc. ........................ 9,268 807,613
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A .......... 866,518 960,140
63,214,075
Marine — 0.0%
Kuehne + Nagel International AG (Registered) 15,250 3,047,914
MISC Bhd. ........................ 281,700 446,858
Projector SA
(c)(e)
..................... 24,388 —
3,494,772
Media — 0.2%
Charter Communications, Inc., Class A
(e)
.... 1,646 993,888
Cheil Worldwide, Inc. ................. 4,522 83,686
Comcast Corp., Class A ............... 518,577 21,904,692
Cyfrowy Polsat SA ................... 26,433 164,992
Discovery, Inc., Class A
(e)
.............. 4,581 92,719
Discovery, Inc., Class C
(e)
.............. 3,743 68,572
DISH Network Corp., Class A
(e)
.......... 2,822 71,933
Eutelsat Communications SA ............ 31,017 311,970
Fox Corp., Class A ................... 3,795 100,643
Fox Corp., Class B ................... 1,807 47,235

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Media (continued)
Interpublic Group of Cos., Inc. (The) ....... 4,184 $ 75,689
MultiChoice Group ................... 79,796 658,068
News Corp., Class A .................. 4,257 55,895
News Corp., Class B ................. 2,010 26,170
Omnicom Group, Inc. ................. 4,067 191,962
SES SA, FDR ...................... 58,961 470,941
Sirius XM Holdings, Inc. ............... 44,994 257,816
ViacomCBS, Inc. .................... 6,258 178,791
25,755,662
Metals & Mining — 0.2%
Anglo American plc .................. 4,593 106,711
Baoshan Iron & Steel Co. Ltd., Class A ..... 2,120,772 1,694,560
China Steel Corp. ................... 270,000 191,798
Cia de Minas Buenaventura SAA, ADR ..... 41,885 513,929
Franco-Nevada Corp. ................. 21,852 2,978,387
Freeport-McMoRan, Inc. ............... 15,789 273,781
Hochschild Mining plc ................. 107,064 305,408
Hunan Valin Steel Co. Ltd., Class A ........ 280,000 212,729
Newmont Corp. ..................... 8,843 555,694
Novolipetsk Steel PJSC ............... 206,334 483,852
Nucor Corp. ....................... 3,474 165,918
POSCO .......................... 1,393 257,154
Rio Tinto plc ....................... 16,099 910,582
Shandong Gold Mining Co. Ltd., Class A .... 158,868 568,655
Shandong Nanshan Aluminum Co. Ltd., Class A 498,000 175,127
Vale SA .......................... 895,418 9,417,732
Vale SA, ADR ...................... 142,096 1,501,955
Wheaton Precious Metals Corp. .......... 84,979 3,899,734
Zhongjin Gold Corp. Ltd., Class A ......... 109,600 153,206
Zijin Mining Group Co. Ltd., Class A ....... 213,600 224,887
24,591,799
Multiline Retail — 0.0%
Dollar General Corp. ................. 2,733 570,405
Dollar Tree, Inc.
(e)
.................... 2,650 239,348
Dollarama, Inc. ..................... 1,565 53,893
Target Corp. ....................... 5,470 832,643
1,696,289
Multi-Utilities — 0.6%
Ameren Corp. ...................... 107,729 8,738,977
CenterPoint Energy, Inc. ............... 5,949 125,702
CMS Energy Corp. ................... 120,306 7,618,979
Consolidated Edison, Inc. .............. 10,235 803,345
Dominion Energy, Inc. ................. 235,160 18,892,755
DTE Energy Co. .................... 2,108 260,169
E.ON SE ......................... 512,028 5,332,349
National Grid plc .................... 1,718,947 20,447,718
NiSource, Inc. ...................... 87,258 2,004,316
Public Service Enterprise Group, Inc. ...... 147,169 8,557,877
Qatar Electricity & Water Co. QSC ........ 31,180 140,966
Sempra Energy ..................... 115,513 14,480,710
WEC Energy Group, Inc. ............... 44,337 4,458,085
91,861,948
Oil, Gas & Consumable Fuels — 0.4%
Apache Corp. ...................... 4,063 33,723
Cabot Oil & Gas Corp. ................ 4,521 80,429
California Resources Corp.
(e)
............ 3,020 40,468
Cheniere Energy, Inc.
(e)
................ 124,094 5,940,380
Chevron Corp. ...................... 21,112 1,467,284
Concho Resources, Inc. ............... 2,173 90,201
ConocoPhillips ..................... 11,825 338,431
Devon Energy Corp. .................. 4,129 36,872
Diamondback Energy, Inc. .............. 1,792 46,520
Energy Transfer LP .................. 123,257 634,774
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Partners LP .......... 66,643 $ 1,104,275
EOG Resources, Inc. ................. 6,337 216,979
Equitrans Midstream Corp. ............. 31,760 230,578
Exxon Mobil Corp. ................... 46,119 1,504,402
Gibson Energy, Inc. .................. 191,726 2,823,436
Hess Corp. ........................ 3,023 112,516
HollyFrontier Corp. ................... 1,636 30,282
Kinder Morgan, Inc. .................. 335,936 3,997,638
LUKOIL PJSC ...................... 36,756 1,879,006
LUKOIL PJSC, ADR .................. 156,885 8,026,733
Magellan Midstream Partners LP ......... 29,228 1,038,763
Marathon Oil Corp. ................... 8,688 34,404
Marathon Petroleum Corp. ............. 7,050 207,975
MPLX LP ......................... 65,838 1,133,072
Neste OYJ ........................ 85,730 4,471,123
Occidental Petroleum Corp. ............. 9,050 82,626
ONEOK, Inc. ....................... 7,752 224,808
Pembina Pipeline Corp. ............... 131,334 2,749,310
PetroChina Co. Ltd., Class A ............ 101,600 61,844
Petronas Dagangan Bhd. .............. 35,200 145,950
Petronet LNG Ltd. ................... 3,030,613 9,440,704
Phillips 66 ......................... 4,686 218,649
Phillips 66 Partners LP ................ 28,176 661,291
Pioneer Natural Resources Co. .......... 1,804 143,526
Plains All American Pipeline LP .......... 153,748 960,925
Plains GP Holdings LP, Class A
(e)
......... 399,066 2,550,032
Targa Resources Corp. ................ 12,796 205,376
TC Energy Corp. .................... 235,269 9,260,307
TC PipeLines LP .................... 22,016 619,750
Valero Energy Corp. .................. 4,312 166,486
Williams Cos., Inc. (The) ............... 31,080 596,425
63,608,273
Paper & Forest Products — 0.1%
Suzano SA
(e)
....................... 1,068,006 9,211,586
Personal Products — 0.2%
Colgate-Palmolive India Ltd. ............ 5,309 108,621
Dabur India Ltd. ..................... 209,529 1,445,954
Estee Lauder Cos., Inc. (The), Class A ..... 2,465 541,462
Hengan International Group Co. Ltd. ....... 27,000 188,340
Kao Corp. ......................... 6,800 484,151
LG Household & Health Care Ltd. ......... 391 518,419
L'Oreal SA ........................ 8,149 2,633,639
Marico Ltd. ........................ 63,579 306,155
Pola Orbis Holdings, Inc. ............... 29,400 579,743
Unilever plc ........................ 413,014 23,537,204
30,343,688
Pharmaceuticals — 0.8%
Astellas Pharma, Inc. ................. 64,100 879,000
AstraZeneca plc .................... 62,733 6,298,738
Bristol-Myers Squibb Co. ............... 340,172 19,883,053
Catalent, Inc.
(e)
..................... 1,794 157,459
CSPC Pharmaceutical Group Ltd. ......... 297,600 316,029
Eli Lilly & Co. ...................... 8,688 1,133,437
GlaxoSmithKline plc .................. 88,757 1,482,109
Jiangsu Hengrui Medicine Co. Ltd., Class A .. 60,372 803,429
Johnson & Johnson .................. 88,014 12,067,600
Merck & Co., Inc. .................... 56,840 4,274,936
Mylan NV
(e)
........................ 5,574 81,046
Novartis AG (Registered) .............. 280,003 21,818,558
Novo Nordisk A/S, Class B ............. 299,408 19,091,949
Perrigo Co. plc ..................... 1,941 85,152
Pfizer, Inc. ........................ 60,973 2,163,322
Richter Gedeon Nyrt. ................. 33,199 677,840

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Pharmaceuticals (continued)
Roche Holding AG ................... 14,068 $ 4,520,492
Sanofi ........................... 364,946 32,952,214
Shionogi & Co. Ltd. .................. 7,200 339,624
Zoetis, Inc. ........................ 14,588 2,312,927
131,338,914
Professional Services — 0.2%
CoStar Group, Inc.
(e)
.................. 1,017 837,611
Equifax, Inc. ....................... 1,403 191,650
Experian plc ....................... 28,521 1,044,836
IHS Markit Ltd. ..................... 12,552 1,015,080
Nielsen Holdings plc .................. 3,843 51,919
NMG, Inc.
(e)
........................ 3,714 225,934
Randstad NV
(e)
..................... 9,323 465,185
RELX plc ......................... 1,049,555 20,766,034
Robert Half International, Inc. ............ 14,162 717,872
SGS SA (Registered) ................. 2,051 5,123,014
Teleperformance .................... 407 122,175
Thomson Reuters Corp. ............... 7,418 576,714
Verisk Analytics, Inc. .................. 15,654 2,785,942
Wolters Kluwer NV ................... 6,419 519,725
34,443,691
Real Estate Management & Development — 0.8%
Aldar Properties PJSC ................ 79,017 58,348
Aroundtown SA
(e)
.................... 3,014,831 14,461,123
Barwa Real Estate Co. ................ 234,595 212,226
CBRE Group, Inc., Class A
(e)
............ 3,551 178,970
China Vanke Co. Ltd., Class H ........... 2,601,800 8,075,897
CK Asset Holdings Ltd. ................ 2,712,000 12,593,149
Daito Trust Construction Co. Ltd. ......... 17,300 1,573,697
Emaar Development PJSC
(e)
............ 157,196 96,633
Emaar Malls PJSC
(e)
.................. 130,402 52,002
Entra ASA
(b)
....................... 973,397 12,725,223
ESR Cayman Ltd.
(b)(e)
................. 4,831,800 14,594,107
Hang Lung Properties Ltd. .............. 4,062,000 9,888,894
Hongkong Land Holdings Ltd. ........... 3,553,100 13,043,984
LEG Immobilien AG .................. 55,813 7,543,289
Sino Land Co. Ltd. ................... 360,000 426,628
Sun Hung Kai Properties Ltd. ............ 64,000 823,797
Swire Properties Ltd. ................. 21,000 56,353
Vonovia SE ........................ 430,457 27,490,498
Yuexiu Property Co. Ltd. ............... 110,000 21,357
123,916,175
Road & Rail — 0.2%
Canadian Pacific Railway Ltd. ........... 21,732 6,494,317
CSX Corp. ........................ 8,412 664,043
Daqin Railway Co. Ltd., Class A .......... 897,717 860,314
East Japan Railway Co. ............... 96,300 5,035,859
Guangshen Railway Co. Ltd., Class H ...... 292,000 48,662
JB Hunt Transport Services, Inc. ......... 925 112,610
Kansas City Southern ................. 26,146 4,605,356
Norfolk Southern Corp. ................ 2,813 588,255
Old Dominion Freight Line, Inc. .......... 1,902 362,084
Union Pacific Corp. .................. 62,942 11,152,693
29,924,193
Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc.
(e)
.......... 12,819 965,143
Analog Devices, Inc. .................. 23,709 2,810,228
Applied Materials, Inc. ................ 30,322 1,795,972
ASML Holding NV ................... 23,955 8,666,994
Broadcom, Inc. ..................... 4,385 1,533,128
Global Mixed Mode Technology, Inc. ....... 22,000 114,874
Intel Corp. ........................ 94,447 4,182,113
ITE Technology, Inc. .................. 29,000 69,967
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. ......................... 1,712 $ 337,572
Lam Research Corp. ................. 1,612 551,433
Maxim Integrated Products, Inc. .......... 4,939 344,001
MediaTek, Inc. ...................... 43,000 1,022,122
Microchip Technology, Inc. .............. 2,743 288,234
Micron Technology, Inc.
(e)
.............. 12,218 615,054
NVIDIA Corp. ...................... 16,470 8,257,399
Parade Technologies Ltd. .............. 22,000 840,704
Phison Electronics Corp. ............... 12,000 124,914
Powertech Technology, Inc. ............. 34,000 100,600
Qorvo, Inc.
(e)
....................... 1,273 162,129
QUALCOMM, Inc. ................... 12,373 1,526,333
Realtek Semiconductor Corp. ........... 46,000 573,042
Skyworks Solutions, Inc. ............... 1,855 262,093
Taiwan Semiconductor Manufacturing Co. Ltd. 3,870,000 58,551,842
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR .......................... 996 83,535
Teradyne, Inc. ...................... 8,321 731,000
Texas Instruments, Inc. ................ 175,243 25,338,385
Tokyo Electron Ltd. .................. 1,700 456,298
Win Semiconductors Corp. ............. 993,000 10,832,936
Xilinx, Inc. ......................... 6,841 811,958
Xinyi Solar Holdings Ltd. ............... 8,316,000 15,192,056
147,142,059
Software — 0.4%
Adobe, Inc.
(e)
....................... 13,130 5,870,423
ANSYS, Inc.
(e)
...................... 959 291,891
Autodesk, Inc.
(e)
..................... 2,404 566,238
Cadence Design Systems, Inc.
(e)
......... 29,579 3,235,055
Citrix Systems, Inc. .................. 1,355 153,481
Constellation Software Engineering Corp.
(e)
.. 123 —
Dassault Systemes SE ................ 875 149,197
Fortinet, Inc.
(e)
...................... 6,593 727,669
Glodon Co. Ltd., Class A ............... 3,722 39,650
Intuit, Inc. ......................... 13,105 4,123,881
Kingdee International Software Group Co. Ltd.
(e)
182,000 480,527
Kingsoft Corp. Ltd. ................... 10,000 53,792
Microsoft Corp. ..................... 216,775 43,890,434
NortonLifeLock, Inc. .................. 10,781 221,765
Oracle Corp. ....................... 21,105 1,184,202
Paycom Software, Inc.
(e)
............... 531 193,332
salesforce.com, Inc.
(e)
................. 17,972 4,174,356
ServiceNow, Inc.
(e)
................... 5,357 2,665,483
Synopsys, Inc.
(e)
.................... 3,576 764,763
TOTVS SA ........................ 28,748 135,124
Trend Micro, Inc. .................... 4,000 224,061
Tyler Technologies, Inc.
(e)
.............. 439 168,743
69,314,067
Specialty Retail — 0.3%
ABC-Mart, Inc. ..................... 19,800 1,004,344
Advance Auto Parts, Inc. ............... 771 113,553
AutoZone, Inc.
(e)
.................... 289 326,275
Best Buy Co., Inc. ................... 2,504 279,321
CarMax, Inc.
(e)
...................... 1,807 156,197
China Tourism Group Duty Free Corp. Ltd.,
Class A ........................ 17,700 527,949
Com7 PCL, NVDR ................... 139,000 182,099
Fast Retailing Co. Ltd. ................ 1,100 767,296
Gap, Inc. (The) ..................... 2,303 44,793
Home Depot, Inc. (The) ............... 67,805 18,084,271
Home Product Center PCL, NVDR ........ 3,475,800 1,554,497
Industria de Diseno Textil SA ............ 53,162 1,312,535
Jarir Marketing Co. ................... 11,717 541,126
Kingfisher plc
(e)
..................... 35,562 132,255

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Specialty Retail (continued)
L Brands, Inc. ...................... 2,497 $ 79,929
Lowe's Cos., Inc. .................... 8,256 1,305,274
Mr Price Group Ltd. .................. 15,150 114,609
Nitori Holdings Co. Ltd. ................ 10,600 2,178,901
O'Reilly Automotive, Inc.
(e)
.............. 4,196 1,831,974
Ross Stores, Inc. .................... 3,945 335,996
Suning.com Co. Ltd., Class A ............ 310,700 451,042
Tiffany & Co. ....................... 3,232 422,875
TJX Cos., Inc. (The) .................. 23,194 1,178,255
Topsports International Holdings Ltd.
(b)
...... 6,589,000 9,034,780
Tractor Supply Co. ................... 1,289 171,708
Ulta Beauty, Inc.
(e)
................... 616 127,370
USS Co. Ltd. ....................... 22,100 404,222
Vivo Energy plc
(b)
.................... 1,656,720 1,622,588
Yamada Holdings Co. Ltd. .............. 94,300 459,787
Zhongsheng Group Holdings Ltd. ......... 7,500 53,477
44,799,298
Technology Hardware, Storage & Peripherals — 0.3%
Acer, Inc.
(e)
........................ 152,000 127,030
Advantech Co. Ltd. .................. 41,789 423,066
Apple, Inc.
(f)
....................... 261,047 28,417,576
Asustek Computer, Inc. ................ 144,000 1,223,440
Canon, Inc. ........................ 10,100 175,803
Catcher Technology Co. Ltd. ............ 325,000 2,054,493
Chicony Electronics Co. Ltd. ............ 203,000 612,011
Compal Electronics, Inc. ............... 2,489,000 1,621,580
Hewlett Packard Enterprise Co. .......... 70,048 605,215
HP, Inc. .......................... 26,222 470,947
Inventec Corp. ...................... 255,000 201,828
King Slide Works Co. Ltd. .............. 23,000 231,782
Lenovo Group Ltd. ................... 2,102,000 1,319,791
Lite-On Technology Corp. .............. 1,214,000 1,977,506
Logitech International SA (Registered) ...... 1,332 112,056
NetApp, Inc. ....................... 8,718 382,633
Quanta Computer, Inc. ................ 935,000 2,359,250
Seagate Technology plc ............... 2,392 114,385
Seiko Epson Corp. ................... 13,200 153,301
Western Digital Corp. ................. 3,199 120,698
Wistron Corp. ...................... 116,000 115,970
Wiwynn Corp. ...................... 296,000 7,531,803
Xerox Holdings Corp. ................. 2,056 35,733
50,387,897
Textiles, Apparel & Luxury Goods — 0.1%
ANTA Sports Products Ltd. ............. 67,000 743,777
Burberry Group plc ................... 5,508 96,736
Hanesbrands, Inc. ................... 3,888 62,480
Kering SA ......................... 9,364 5,658,816
LVMH Moet Hennessy Louis Vuitton SE ..... 13,136 6,157,469
NIKE, Inc., Class B .................. 54,062 6,491,765
PVH Corp. ........................ 668 38,938
Ralph Lauren Corp. .................. 14,383 961,504
Shenzhou International Group Holdings Ltd. .. 57,900 1,007,424
Tapestry, Inc. ....................... 3,099 68,891
Under Armour, Inc., Class A
(e)
............ 2,023 27,998
Under Armour, Inc., Class C
(e)
........... 2,090 25,561
VF Corp. ......................... 3,451 231,907
21,573,266
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. ... 520,332 13,499,103
Tobacco — 0.3%
Altria Group, Inc. .................... 34,743 1,253,528
British American Tobacco plc ............ 702,521 22,266,680
Japan Tobacco, Inc. .................. 42,200 794,507
Security
Shares
Shares Value
Tobacco (continued)
KT&G Corp. ....................... 18,967 $ 1,354,322
Philip Morris International, Inc. ........... 295,896 21,014,534
46,683,571
Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.
(b)
.................. 1,523,100 9,431,261
Fastenal Co. ....................... 6,388 276,153
Ferguson plc ....................... 10,684 1,061,145
MonotaRO Co. Ltd. .................. 1,200 66,374
United Rentals, Inc.
(e)
................. 777 138,531
WW Grainger, Inc. ................... 8,890 3,111,678
14,085,142
Transportation Infrastructure — 0.7%
Aena SME SA
(b)(e)
.................... 135,745 18,289,714
Airports of Thailand PCL, NVDR .......... 296,800 492,107
Anhui Expressway Co. Ltd., Class H ....... 66,000 31,698
Atlantia SpA
(e)
...................... 762,203 11,700,238
Atlas Arteria Ltd. .................... 1,924,243 7,622,060
Auckland International Airport Ltd. ........ 1,099,257 5,085,030
Fraport AG Frankfurt Airport Services
Worldwide
(e)
..................... 118,583 4,288,970
Getlink SE
(e)
....................... 404,187 5,436,407
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ........................ 1,157,841 9,639,805
Hamburger Hafen und Logistik AG ........ 214,727 3,599,671
International Container Terminal Services, Inc. 101,740 241,282
Jiangsu Expressway Co. Ltd., Class H ..... 9,978,000 9,986,773
Kamigumi Co. Ltd. ................... 14,500 259,418
Macquarie Infrastructure Corp. ........... 59,128 1,525,502
Shanghai International Port Group Co. Ltd.,
Class A ........................ 335,200 209,647
Shenzhen Expressway Co. Ltd., Class H .... 240,000 214,061
Sydney Airport
(g)
.................... 2,896,186 11,104,217
Taiwan High Speed Rail Corp. ........... 48,000 50,804
Transurban Group
(g)
.................. 2,210,945 20,936,943
Westports Holdings Bhd. ............... 127,100 119,221
110,833,568
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 67,091 10,097,866
Guangdong Investment Ltd. ............. 608,000 901,731
Luenmei Quantum Co. Ltd., Class A ....... 25,200 49,829
11,049,426
Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL, NVDR ........ 278,300 1,539,387
Axiata Group Bhd. ................... 311,800 219,867
Bharti Airtel Ltd. ..................... 221,018 1,292,299
China Mobile Ltd. .................... 1,903,500 11,642,835
China Mobile Ltd., ADR ................ 10,366 318,547
China United Network Communications Ltd.,
Class A ........................ 324,400 231,616
DiGi.Com Bhd. ..................... 280,700 254,661
Etihad Etisalat Co.
(e)
.................. 16,905 125,795
Far EasTone Telecommunications Co. Ltd. ... 285,000 598,128
Global Telecom Holding SAE
(c)(e)
.......... 201,938 63,025
Globe Telecom, Inc. .................. 3,300 138,164
Intouch Holdings PCL, NVDR ........... 24,000 41,166
KDDI Corp. ........................ 129,200 3,495,505
Maxis Bhd. ........................ 177,700 205,251
Mobile TeleSystems PJSC .............. 1,118,550 4,387,511
Mobile TeleSystems PJSC, ADR .......... 767,532 6,002,100
SK Telecom Co. Ltd. .................. 9,739 1,846,795
SK Telecom Co. Ltd., ADR .............. 12,979 273,338
SoftBank Corp. ..................... 35,600 414,294
Taiwan Mobile Co. Ltd. ................ 308,000 1,052,128

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
Tele2 AB, Class B ................... 1,514,559 $ 17,874,758
T-Mobile US, Inc.
(e)
................... 6,386 699,714
Total Access Communication PCL, NVDR ... 373,900 367,686
Vodacom Group Ltd. ................. 25,084 189,033
Vodafone Group plc .................. 5,211,980 6,952,618
60,226,221
Total Common Stocks — 20.2%
(Cost: $3,062,732,151) ............................ 3,266,441,592
Par (000)
Par (000)
Corporate Bonds — 36.4%
Aerospace & Defense — 0.9%
Boeing Co. (The):
4.88%, 05/01/25 .................. USD 2,475 2,691,415
2.70%, 02/01/27 .................. 525 510,986
5.15%, 05/01/30 .................. 8,673 9,584,804
3.75%, 02/01/50 .................. 150 134,133
5.81%, 05/01/50 .................. 8,406 9,899,812
5.93%, 05/01/60 .................. 12,358 14,652,588
Bombardier, Inc.
(b)
:
8.75%, 12/01/21 .................. 5,010 4,988,131
5.75%, 03/15/22 .................. 3,344 3,176,800
6.13%, 01/15/23 .................. 102 88,001
7.50%, 12/01/24 .................. 650 490,750
7.50%, 03/15/25 .................. 2,962 2,154,855
7.88%, 04/15/27 .................. 2,001 1,457,668
BWX Technologies, Inc.
(b)
:
5.38%, 07/15/26 .................. 489 506,912
4.13%, 06/30/28 .................. 2,594 2,619,940
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 2,887 2,504,473
Howmet Aerospace, Inc.:
5.87%, 02/23/22 .................. 1,255 1,323,711
5.13%, 10/01/24 .................. 306 322,004
6.88%, 05/01/25 .................. 500 556,250
5.90%, 02/01/27 .................. 1,156 1,265,820
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 2,960 3,085,800
L3Harris Technologies, Inc.:
3.83%, 04/27/25 .................. 1,165 1,298,275
4.40%, 06/15/28 .................. 500 590,486
4.85%, 04/27/35 .................. 500 645,121
5.05%, 04/27/45 .................. 400 532,492
Lockheed Martin Corp.:
4.07%, 12/15/42 .................. 112 139,135
3.80%, 03/01/45 .................. 882 1,052,582
Northrop Grumman Corp.:
3.25%, 01/15/28 .................. 1,550 1,732,005
3.85%, 04/15/45 .................. 1,078 1,247,705
Raytheon Technologies Corp.:
3.50%, 03/15/27
(b)
................. 750 839,504
4.13%, 11/16/28 .................. 2,468 2,894,117
4.50%, 06/01/42 .................. 1,695 2,124,768
4.35%, 04/15/47
(b)
................. 575 703,291
4.05%, 05/04/47 .................. 960 1,143,618
Rolls-Royce plc:
4.63%, 02/16/26 .................. EUR 271 315,611
5.75%, 10/15/27 .................. GBP 117 151,711
5.75%, 10/15/27
(b)
................. USD 3,776 3,823,200
1.63%, 05/09/28 .................. EUR 800 785,440
Signature Aviation US Holdings, Inc.
(b)
:
5.38%, 05/01/26 .................. USD 1,195 1,206,950
4.00%, 03/01/28 .................. 2,736 2,645,876
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. USD 1,278 $ 1,300,365
SSL Robotics LLC, 9.75%, 12/31/23
(b)
..... 600 667,275
TransDigm, Inc.:
6.50%, 07/15/24 .................. 500 499,375
8.00%, 12/15/25
(b)
................. 11,477 12,427,296
6.25%, 03/15/26
(b)
................. 35,107 36,598,697
6.38%, 06/15/26 .................. 952 949,334
7.50%, 03/15/27 .................. 1,000 1,032,850
5.50%, 11/15/27 .................. 2,985 2,914,106
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 5,137 5,453,182
147,729,220
Air Freight & Logistics — 0.0%
FedEx Corp.:
3.80%, 05/15/25 .................. 1,450 1,631,322
3.10%, 08/05/29 .................. 1,101 1,221,699
4.55%, 04/01/46 .................. 300 363,480
XPO Logistics, Inc., 6.25%, 05/01/25
(b)
..... 160 170,051
3,386,552
Airlines — 0.2%
American Airlines, Inc., 11.75%, 07/15/25
(b)
.. 946 919,985
Avianca Holdings SA, (LIBOR USD 3 Month +
10.50%), 10.71%, 11/10/21
(a)(b)
........ 6,509 6,055,404
Delta Air Lines, Inc.:
4.50%, 10/20/25
(b)
................. 1,445 1,466,597
7.38%, 01/15/26 .................. 600 621,000
4.75%, 10/20/28
(b)
................. 4,095 4,185,958
easyJet plc, 0.88%, 06/11/25 ........... EUR 800 779,641
International Consolidated Airlines Group SA:
0.63%, 11/17/22
(h)
................. 500 492,327
0.50%, 07/04/23 .................. 500 471,683
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 5,996 6,243,462
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
1,001 1,060,562
United Airlines Pass-Through Trust, Series
2020-1, Class A, 5.88%, 10/15/27 ...... 10,995 11,019,752
33,316,371
Auto Components — 0.5%
Adient US LLC
(b)
:
9.00%, 04/15/25 .................. 105 115,468
7.00%, 05/15/26 .................. 1,400 1,493,422
Allison Transmission, Inc.
(b)
:
5.00%, 10/01/24 .................. 655 660,863
5.88%, 06/01/29 .................. 6,523 7,134,531
American Axle & Manufacturing, Inc.:
6.25%, 04/01/25 .................. 490 496,586
6.50%, 04/01/27 .................. 350 351,750
Clarios Global LP:
6.75%, 05/15/25
(b)
................. 5,097 5,390,587
4.38%, 05/15/26 .................. EUR 1,506 1,758,523
6.25%, 05/15/26
(b)
................. USD 8,688 9,101,028
8.50%, 05/15/27
(b)
................. 11,928 12,442,693
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 1,988 2,032,730
Faurecia SE, 3.75%, 06/15/28 .......... EUR 590 695,869
Goodyear Europe BV, 3.75%, 12/15/23 .... 300 345,524
Goodyear Tire & Rubber Co. (The), 5.13%,
11/15/23 ...................... USD 615 611,851
Icahn Enterprises LP:
6.75%, 02/01/24 .................. 6,472 6,603,382
4.75%, 09/15/24 .................. 2,616 2,661,780
6.38%, 12/15/25 .................. 5,379 5,513,529
6.25%, 05/15/26 .................. 5,799 6,016,462
5.25%, 05/15/27 .................. 2,504 2,591,156
IHO Verwaltungs GmbH:
4.75%, (4.75% Cash or 5.50% PIK),
09/15/26
(b)(i)
................... 600 606,000

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Auto Components (continued)
3.88%, 05/15/27
(a)
................. EUR 906 $ 1,051,248
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)(i)
................... USD 200 208,500
JB Poindexter & Co., Inc., 7.13%, 04/15/26
(b)
. 200 212,562
Schaeffler AG, 3.38%, 10/12/28 ......... EUR 300 348,113
ZF Europe Finance BV:
2.00%, 02/23/26 .................. 1,200 1,299,749
2.50%, 10/23/27 .................. 900 971,353
ZF Finance GmbH:
3.00%, 09/21/25 .................. 700 798,950
3.75%, 09/21/28 .................. 900 1,023,458
72,537,667
Automobiles — 0.3%
Fiat Chrysler Automobiles NV:
3.88%, 01/05/26 .................. 100 127,285
4.50%, 07/07/28 .................. 600 810,434
Ford Motor Co.:
8.50%, 04/21/23 .................. USD 515 568,431
9.00%, 04/22/25 .................. 640 754,173
4.35%, 12/08/26 .................. 59 59,431
9.63%, 04/22/30 .................. 635 852,487
4.75%, 01/15/43 .................. 2,544 2,349,893
5.29%, 12/08/46 .................. 704 665,516
General Motors Co.:
6.80%, 10/01/27 .................. 3,904 4,792,634
5.00%, 10/01/28 .................. 621 704,446
5.00%, 04/01/35 .................. 960 1,065,519
6.25%, 10/02/43 .................. 1,785 2,195,639
5.20%, 04/01/45 .................. 2,121 2,368,174
5.95%, 04/01/49 .................. 4,120 5,030,622
Hyundai Capital America, 1.80%, 10/15/25
(b)
. 1,285 1,282,992
Jaguar Land Rover Automotive plc:
5.63%, 02/01/23
(b)
................. 150 148,313
7.75%, 10/15/25
(b)
................. 370 369,075
4.50%, 01/15/26 .................. EUR 500 486,218
4.50%, 10/01/27
(b)
................. USD 450 380,250
Nissan Motor Co. Ltd.
(b)
:
3.04%, 09/15/23 .................. 4,090 4,150,563
4.35%, 09/17/27 .................. 1,655 1,660,147
4.81%, 09/17/30 .................. 3,000 3,009,632
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.62%, 02/18/30
(a)
........... EUR 900 1,008,962
Renault SA, 1.25%, 06/24/25 ........... 200 216,100
Tesla, Inc., 5.30%, 08/15/25
(b)
.......... USD 4,456 4,610,298
Volkswagen Group of America Finance LLC
(b)
:
2.90%, 05/13/22 .................. 2,500 2,581,234
3.35%, 05/13/25 .................. 1,705 1,854,689
Volvo Car AB, 2.50%, 10/07/27 ......... EUR 428 501,753
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 1,581 1,671,908
46,276,818
Banks — 5.3%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.37%
(a)(j)
............ EUR 1,100 1,272,867
AIB Group plc:
4.75%, 10/12/23
(b)
................. USD 1,500 1,629,981
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(a)(j)
..................... EUR 1,800 1,996,792
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(a)(j)
..................... 4,675 5,471,962
Al Ahli Bank of Kuwait KSCP, (USD Swap Semi
5 Year + 4.17%), 7.25%
(a)(j)
........... USD 630 645,947
Australia & New Zealand Banking Group Ltd.
(a)
(j)
:
(USD Swap Rate 5 Year + 5.17%), 6.75%
(b)
10,134 11,494,591
Security
Par (000)
Par (000) Value
Banks (continued)
(USD Swap Rate 5 Year + 5.17%), 6.75% . USD 2,062 $ 2,338,844
Banco Bilbao Vizcaya Argentaria SA
(a)(j)
:
(EUR Swap Annual 5 Year + 9.18%), 8.87% EUR 3,000 3,572,564
(EUR Swap Annual 5 Year + 5.66%), 5.87% 200 228,271
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 19,000 18,007,060
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 3.13%, 07/01/30
(a)(b)
........ 1,860 1,878,600
Banco de Sabadell SA
(a)
:
(EUR Swap Annual 5 Year + 6.41%),
6.50%
(j)
...................... EUR 2,400 2,438,621
(EUR Swap Annual 5 Year + 2.20%), 2.00%,
01/17/30 ..................... 2,300 2,295,052
Banco do Brasil SA, 4.75%, 03/20/24 ...... USD 3,165 3,364,791
Banco Espirito Santo SA
(e)(k)
:
2.63%, 05/08/17 .................. EUR 800 121,124
4.75%, 01/15/18 .................. 1,500 227,107
4.00%, 01/21/19 .................. 5,400 817,584
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)
................ USD 5,084 5,357,265
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
3,990 3,964,225
Banco Santander SA:
(EUR Swap Annual 5 Year + 6.80%),
6.75%
(a)(j)
..................... EUR 7,500 9,018,759
2.75%, 05/28/25 .................. USD 1,000 1,054,263
(EUR Swap Annual 5 Year + 4.53%),
4.37%
(a)(j)
..................... EUR 5,800 5,865,705
Bancolombia SA, 3.00%, 01/29/25 ....... USD 2,355 2,373,251
Bangkok Bank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(j)
...................... 4,400 4,394,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ................ 4,562 4,476,462
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)
........ 5,188 5,272,305
Bank of America Corp.:
4.20%, 08/26/24 .................. 2,650 2,953,064
Series L, 3.95%, 04/21/25 ........... 1,610 1,797,089
(SOFR + 0.91%), 0.98%, 09/25/25
(a)
.... 1,990 1,988,018
4.45%, 03/03/26 .................. 2,130 2,450,561
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 5,290 5,876,767
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
.................... 125 134,354
(LIBOR USD 3 Month + 0.99%), 2.50%,
02/13/31
(a)
.................... 685 708,977
(SOFR + 2.15%), 2.59%, 04/29/31
(a)
.... 3,915 4,088,153
Series L, 4.75%, 04/21/45 ........... 375 487,106
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
.................... 225 287,322
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
.... 50 49,705
Bank of East Asia Ltd. (The)
(a)(j)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ....................... 6,917 7,031,563
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ....................... 1,890 1,946,700
Bank of Ireland Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.50%), 4.12%, 09/19/27
(a)
......... 600 599,552
Bankia SA
(a)(j)
:
(EUR Swap Annual 5 Year + 5.82%), 6.00% EUR 6,600 7,484,915

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
(EUR Swap Annual 5 Year + 6.22%), 6.37% EUR 3,600 $ 4,187,499
Barclays plc:
3.20%, 08/10/21 .................. USD 1,310 1,337,253
(USD Swap Semi 5 Year + 6.77%), 7.88%
(a)
(j)
........................... 23,634 24,369,017
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(j)
........................... 18,490 19,064,484
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(j)
..................... 2,900 3,110,250
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
.................... 805 867,302
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.12%
(a)(j)
.. GBP 2,200 2,985,480
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(j)
..................... USD 12,275 12,489,813
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(a)(j)
.. GBP 3,026 3,920,183
5.20%, 05/12/26 .................. USD 400 449,468
4.84%, 05/09/28 .................. 1,830 1,998,715
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
.................... 1,300 1,480,753
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.12%, 01/18/33
(a)
........... 2,621 2,581,685
BNP Paribas SA:
6.50%
(j)
........................ 1,146 1,153,862
(USD Swap Semi 5 Year + 6.31%), 7.63%
(a)
(b)(j)
......................... 13,792 13,964,400
(EUR Swap Annual 5 Year + 5.23%),
6.12%
(a)(j)
..................... EUR 3,900 4,712,465
(USD Swap Rate 5 Year + 4.15%), 6.63%
(a)
(j)
........................... USD 3,900 4,137,705
3.38%, 01/09/25
(b)
................. 1,550 1,681,485
(USD Swap Semi 5 Year + 5.15%), 7.37%
(a)
(j)
........................... 400 446,500
(SOFR + 2.07%), 2.22%, 06/09/26
(a)(b)
... 2,155 2,228,456
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%),
4.50%
(a)(b)(j)
.................... 4,085 3,890,963
(USD Swap Semi 5 Year + 1.48%), 4.38%,
03/01/33
(a)(b)
................... 1,450 1,611,453
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%),
2.59%, 08/12/35
(a)(b)
.............. 610 587,404
Burgan Bank SAK, (USD Swap Semi 5 Year +
4.01%), 5.75%
(a)(j)
................ 2,225 2,197,883
CaixaBank SA
(a)(j)
:
(EUR Swap Annual 5 Year + 6.50%), 6.75% EUR 9,400 11,165,000
(EUR Swap Annual 5 Year + 4.50%), 5.25% 2,600 2,675,820
China Construction Bank Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.97%), 4.65%
(a)(j)
............ USD 1,205 1,205,377
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(j)
............... 630 623,698
CIT Group, Inc.:
5.00%, 08/15/22 .................. 1,200 1,267,500
5.00%, 08/01/23 .................. 4,388 4,728,070
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
.................... 1,000 1,037,698
Series U, (SOFR + 3.81%), 5.00%
(a)(j)
.... 36,000 36,154,869
3.20%, 10/21/26 .................. 800 879,840
4.45%, 09/29/27 .................. 4,225 4,874,737
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
.................... USD 1,275 $ 1,439,353
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 425 456,929
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
.... 1,775 1,862,354
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
..... 2,355 2,454,126
Commerzbank AG
(a)
:
(EUR Swap Annual 5 Year + 6.36%),
6.12%
(j)
...................... EUR 5,400 6,132,889
(EUR Swap Annual 5 Year + 4.35%), 4.00%,
12/05/30 ..................... 500 593,971
Cooperatieve Rabobank UA:
3.88%, 02/08/22 .................. USD 250 261,212
(EUR Swap Annual 5 Year + 4.10%),
4.62%
(a)(j)
..................... EUR 200 238,317
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.34%, 06/24/26
(a)(b)
.............. USD 1,365 1,374,395
Credicorp Ltd., 2.75%, 06/17/25
(b)
........ 1,745 1,782,081
Credit Agricole SA
(a)(j)
:
(USD Swap Semi 5 Year + 4.90%), 7.88%
(b)
14,675 16,174,785
(USD Swap Semi 5 Year + 6.19%), 8.12%
(b)
26,568 31,174,891
(USD Swap Semi 5 Year + 6.19%), 8.12% 1,796 2,107,427
(GBP Swap 5 Year + 4.54%), 7.50% .... GBP 400 583,869
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. USD 270 285,500
Danske Bank A/S
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
............... 3,310 3,314,900
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(j)
...................... 24,620 26,396,087
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
........... 800 839,536
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.14%),
4.88%
(a)(j)
..................... 2,000 2,005,000
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(j)
............ 3,235 3,331,039
Erste Group Bank AG
(a)(j)
:
(EUR Swap Annual 5 Year + 9.02%), 8.87% EUR 3,200 3,943,591
(EUR Swap Annual 5 Year + 6.20%), 6.50% 3,600 4,455,373
HBOS Capital Funding No. 1 LP:
6.85%
(j)
........................ USD 7,435 7,498,198
HSBC Holdings plc:
(USD Swap Rate 5 Year + 5.51%), 6.87%
(a)
(j)
........................... 13,674 13,875,971
(LIBOR USD 3 Month + 1.06%), 3.26%,
03/13/23
(a)
.................... 2,300 2,377,572
3.60%, 05/25/23 .................. 2,500 2,686,050
5.25%, 03/14/44 .................. 680 863,999
Huntington National Bank (The):
3.13%, 04/01/22 .................. 310 321,315
1.80%, 02/03/23 .................. 700 718,911
ING Groep NV
(a)
:
(USD Swap Rate 5 Year + 4.20%), 6.75%
(j)
14,952 15,832,673
(USD Swap Semi 5 Year + 4.45%), 6.50%
(j)
2,010 2,128,087
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.40%, 07/01/26
(b)
............... 815 821,424
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%),
5.75%
(j)
...................... 400 416,752
Intesa Sanpaolo SpA:
3.13%, 07/14/22
(b)
................. 2,690 2,769,459
5.02%, 06/26/24
(b)
................. 1,500 1,583,021

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
5.71%, 01/15/26
(b)
................. USD 1,000 $ 1,089,544
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(j)
..................... EUR 7,405 9,626,800
Series XR, 4.00%, 09/23/29
(b)
......... USD 925 1,011,873
5.15%, 06/10/30 .................. GBP 1,725 2,426,369
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(j)
..................... EUR 1,900 2,150,646
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. USD 3,245 3,293,675
JPMorgan Chase & Co.:
3.38%, 05/01/23 .................. 1,680 1,794,032
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 350 368,029
4.25%, 10/01/27 .................. 1,420 1,651,000
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 4,075 4,631,066
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
.................... 100 116,034
(LIBOR USD 3 Month + 1.16%), 3.70%,
05/06/30
(a)
.................... 2,800 3,197,590
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
.................... 775 910,667
5.50%, 10/15/40 .................. 950 1,361,122
5.63%, 08/16/43 .................. 545 790,788
4.95%, 06/01/45 .................. 1,735 2,324,230
Series W, (LIBOR USD 3 Month + 1.00%),
1.28%, 05/15/47
(a)
............... 31,938 24,375,488
Kasikornbank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(j)
...................... 4,660 4,606,643
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ................ 4,561 4,466,929
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(j)
................ EUR 5,000 5,957,884
Lloyds Banking Group plc:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.33%, 06/15/23
(a)
............... USD 910 917,278
(LIBOR USD 3 Month + 0.81%), 2.91%,
11/07/23
(a)
.................... 1,000 1,040,150
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
............... 1,100 1,199,809
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(j)
........................... 3,975 4,284,697
4.58%, 12/10/25 .................. 2,350 2,602,111
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(j)
..................... 7,290 7,645,388
Macquarie Bank Ltd.
(a)(j)
:
(USD Swap Semi 5 Year + 3.70%), 6.13%
(b)
31,745 32,665,605
(USD Swap Semi 5 Year + 3.70%), 6.13% 1,680 1,728,720
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21 .................. 685 701,396
3.22%, 03/07/22 .................. 1,200 1,244,496
3.76%, 07/26/23 .................. 15 16,246
1.41%, 07/17/25 .................. 1,595 1,620,967
2.05%, 07/17/30 .................. 1,000 1,010,911
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(j)
............ 4,045 4,032,359
National Westminster Bank plc
(a)(j)
:
Series C, (LIBOR USD 3 Month + 0.25%),
0.51% ....................... 2,100 1,890,672
Series A, (LIMEAN USD 6 Month + 0.25%),
0.62% ....................... 380 341,715
Security
Par (000)
Par (000) Value
Banks (continued)
Series B, (LIBOR USD 6 Month + 0.25%),
0.41% ....................... USD 500 $ 449,625
Natwest Group plc:
(USD Swap Semi 5 Year + 7.60%), 8.62%
(a)
(j)
........................... 26,358 27,204,355
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
............... 590 609,538
5.13%, 05/28/24 .................. 550 606,042
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25
(a)
.................... 800 876,208
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28
(a)
............... 1,970 2,080,859
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35
(a)
............... 2,010 1,949,539
Nordea Bank Abp:
0.75%, 08/28/25
(b)
................. 1,745 1,741,666
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(j)
.................... 33,175 37,114,531
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(j)
..................... 5,594 6,258,288
PNC Financial Services Group, Inc. (The),
2.55%, 01/22/30 ................. 550 591,914
QIIB Tier 1 Sukuk Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.19%), 4.88%
(a)(j)
............... 630 625,275
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(j)
............ 4,000 3,981,250
Santander Holdings USA, Inc., 4.45%, 12/03/21 700 727,120
Santander UK Group Holdings plc:
2.88%, 08/05/21 .................. 2,500 2,544,760
3.57%, 01/10/23 .................. 2,745 2,830,296
(GBP Swap 5 Year + 5.79%), 6.75%
(a)(j)
.. GBP 6,025 8,185,073
Santander UK plc:
3.75%, 11/15/21 .................. USD 990 1,023,308
2.10%, 01/13/23 .................. 315 325,149
Shinhan Financial Group Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.05%), 5.87%
(a)(j)
............ 1,420 1,531,381
Skandinaviska Enskilda Banken AB, (USD
Swap Semi 5 Year + 3.49%), 5.63%
(a)(j)
... 1,000 1,023,610
Societe Generale SA
(a)(j)
:
(USD Swap Semi 5 Year + 6.24%), 7.37%
(b)
3,565 3,661,968
(USD Swap Semi 5 Year + 6.24%), 7.37% 2,200 2,259,840
(USD Swap Semi 5 Year + 4.98%), 7.88% 6,732 7,182,236
(USD Swap Rate 5 Year + 5.87%), 8.00%
(b)
16,275 18,288,380
(USD Swap Rate 5 Year + 5.87%), 8.00% . 3,983 4,475,737
Standard Chartered plc
(a)(b)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%),
1.32%, 10/14/23 ................ 925 928,839
(LIBOR USD 3 Month + 1.21%), 2.82%,
01/30/26 ..................... 1,325 1,378,888
Stichting AK Rabobank Certificaten, 0.00%
(d)(j)
EUR 3,709 5,350,327
Sumitomo Mitsui Financial Group, Inc.:
2.35%, 01/15/25 .................. USD 1,675 1,768,154
2.75%, 01/15/30 .................. 950 1,012,523
Svenska Handelsbanken AB
(a)(j)
:
4.38% ......................... 600 607,450

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.05%),
4.75% ....................... USD 400 $ 413,000
TMB Bank PCL, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.26%),
4.90%
(a)(j)
..................... 3,281 3,106,697
UniCredit SpA:
(EUR Swap Annual 5 Year + 6.10%),
6.75%
(a)(j)
..................... EUR 993 1,147,824
6.57%, 01/14/22
(b)
................. USD 2,450 2,592,273
(EUR Swap Annual 5 Year + 9.30%),
9.25%
(a)(j)
..................... EUR 4,900 6,109,798
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(a)(j)
..................... 3,600 4,162,661
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(j)
........................... USD 24,210 25,420,500
(EUR Swap Annual 5 Year + 4.93%),
5.37%
(a)(j)
..................... EUR 1,000 1,065,655
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(a)(j)
..................... 2,625 3,282,675
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
.............. USD 835 827,577
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29
(a)
............... EUR 1,000 1,225,794
(EUR Swap Annual 5 Year + 2.40%), 2.00%,
09/23/29
(a)
.................... 400 432,949
(EUR Swap Annual 5 Year + 2.80%), 2.73%,
01/15/32
(a)
.................... 400 431,248
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%),
5.46%, 06/30/35
(a)(b)
.............. USD 475 481,100
Unione di Banche Italiane SpA
(a)
:
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(j)
...................... EUR 1,800 2,022,997
(EUR Swap Annual 5 Year + 5.75%), 5.87%,
03/04/29 ..................... 700 889,538
US Bancorp:
3.00%, 07/30/29 .................. USD 500 552,297
1.38%, 07/22/30 .................. 400 395,265
Wachovia Capital Trust II, (LIBOR USD 3 Month
+ 0.50%), 0.74%, 01/15/27
(a)
......... 2,055 1,881,569
Wells Fargo & Co.:
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... 2,250 2,497,883
5.61%, 01/15/44 .................. 350 470,715
4.65%, 11/04/44 .................. 500 606,143
4.40%, 06/14/46 .................. 525 618,014
4.75%, 12/07/46 .................. 1,000 1,230,591
(LIBOR USD 3 Month + 4.24%), 5.01%,
04/04/51
(a)
.................... 350 473,509
Westpac Banking Corp., (USD Swap Rate 5
Year + 2.89%), 5.00%
(a)(j)
............ 15,455 15,641,794
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(j)
..................... 4,903 5,040,897
851,938,504
Beverages — 0.1%
Anheuser-Busch Cos. LLC:
4.70%, 02/01/36 .................. 3,640 4,472,335
4.90%, 02/01/46 .................. 2,300 2,813,217
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29 .................. 2,950 3,572,524
4.75%, 04/15/58 .................. 631 761,810
5.80%, 01/23/59 .................. 725 1,022,719
Security
Par (000)
Par (000) Value
Beverages (continued)
Central American Bottling Corp., 5.75%,
01/31/27
(b)
..................... USD 5,119 $ 5,346,156
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 1,095 1,086,270
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
. 2,515 2,659,612
Primo Water Holdings, Inc., 5.50%, 04/01/25
(b)
500 516,250
22,250,893
Biotechnology — 0.1%
AbbVie, Inc.:
3.38%, 11/14/21 .................. 365 375,943
3.80%, 03/15/25
(b)
................. 5,000 5,549,498
3.60%, 05/14/25 .................. 2,425 2,683,888
3.20%, 11/21/29
(b)
................. 1,500 1,641,184
4.55%, 03/15/35
(b)
................. 350 424,548
4.05%, 11/21/39
(b)
................. 100 114,675
4.40%, 11/06/42 .................. 2,075 2,481,185
4.70%, 05/14/45 .................. 270 327,728
4.88%, 11/14/48 .................. 840 1,064,780
4.25%, 11/21/49
(b)
................. 350 408,768
Amgen, Inc.:
2.65%, 05/11/22 .................. 1,000 1,033,048
4.56%, 06/15/48 .................. 590 758,515
Biogen, Inc., 3.63%, 09/15/22 .......... 600 634,764
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
704 707,520
Gilead Sciences, Inc.:
4.50%, 02/01/45 .................. 1,100 1,358,916
4.75%, 03/01/46 .................. 375 476,404
Horizon Therapeutics USA, Inc., 5.50%,
08/01/27
(b)
..................... 1,200 1,276,944
21,318,308
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
..................... 3,101 3,244,824
Builders FirstSource, Inc.
(b)
:
6.75%, 06/01/27 .................. 1,202 1,289,145
5.00%, 03/01/30 .................. 880 928,400
Carrier Global Corp., 1.92%, 02/15/23
(b)
.... 425 437,606
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
..................... 1,275 1,302,476
Forterra Finance LLC, 6.50%, 07/15/25
(b)
... 3,684 3,891,225
HT Troplast GmbH, 9.25%, 07/15/25 ...... EUR 376 464,283
James Hardie International Finance DAC
(b)
:
4.75%, 01/15/25 .................. USD 429 439,725
5.00%, 01/15/28 .................. 1,484 1,573,040
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 .................. 902 962,885
4.63%, 12/15/25 .................. 616 623,700
4.88%, 12/15/27 .................. 86 88,795
Masonite International Corp., 5.38%, 02/01/28
(b)
2,239 2,373,340
PGT Innovations, Inc., 6.75%, 08/01/26
(b)
... 310 327,825
SRM Escrow Issuer LLC, 6.00%, 11/01/28 ... 2,757 2,757,000
Standard Industries, Inc.:
2.25%, 11/21/26 .................. EUR 619 708,274
5.00%, 02/15/27
(b)
................. USD 1,205 1,242,656
4.75%, 01/15/28
(b)
................. 625 653,125
4.38%, 07/15/30
(b)
................. 5,757 5,929,710
3.38%, 01/15/31
(b)
................. 5,035 4,900,736
Summit Materials LLC
(b)
:
6.50%, 03/15/27 .................. 445 466,138
5.25%, 01/15/29 .................. 1,282 1,320,460
35,925,368

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Capital Markets — 1.4%
AG Issuer LLC, 6.25%, 03/01/28
(b)
....... USD 270 $ 263,250
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70%
(a)(j)
13,600 13,495,667
Compass Group Diversified Holdings LLC,
8.00%, 05/01/26
(b)
................ 625 657,144
Credit Suisse AG:
3.00%, 10/29/21 .................. 580 595,551
2.80%, 04/08/22 .................. 780 807,246
Credit Suisse Group AG
(a)
:
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
(j)
........................... 7,320 7,759,273
(USD Swap Semi 5 Year + 4.60%), 7.50%
(j)
1,200 1,302,000
(USD Swap Semi 5 Year + 3.46%), 6.25%
(b)
(j)
........................... 40,534 43,168,713
(USD Swap Semi 5 Year + 3.46%), 6.25%
(j)
600 639,000
(SOFR + 1.56%), 2.59%, 09/11/25
(b)
..... 1,375 1,441,242
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.33%),
7.25%
(j)
...................... 400 433,484
(SOFR + 2.04%), 2.19%, 06/05/26
(b)
.... 3,955 4,087,561
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(b)(j)
..................... 14,145 15,188,194
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(b)(j)
..................... 1,530 1,540,404
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%),
5.10%
(b)(j)
..................... 1,080 1,044,900
Deutsche Bank AG:
(SOFR + 2.16%), 2.22%, 09/18/24
(a)
.... 1,360 1,373,704
4.50%, 04/01/25 .................. 400 407,856
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(a)(j)
..................... 8,400 7,476,000
(USD Swap Semi 5 Year + 2.25%), 4.30%,
05/24/28
(a)
.................... 1,200 1,164,056
(USD Swap Rate 5 Year + 2.55%), 4.88%,
12/01/32
(a)
.................... 700 678,125
Dresdner Funding Trust I, 8.15%, 06/30/31
(b)
. 650 949,000
Goldman Sachs Group, Inc. (The):
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50%
(a)(j)
..................... 12,030 12,902,175
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95%
(a)(j)
..................... 6,755 6,919,180
3.75%, 02/25/26 .................. 675 758,380
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
.................... 2,075 2,421,263
6.75%, 10/01/37 .................. 650 947,029
5.15%, 05/22/45 .................. 345 459,135
Intercontinental Exchange, Inc.:
3.10%, 09/15/27 .................. 425 468,735
4.25%, 09/21/48 .................. 250 308,595
LHC3 plc, 4.12%, (4.12% Cash or 9.00% PIK),
08/15/24
(i)
..................... EUR 2,056 2,395,718
LPL Holdings, Inc., 4.63%, 11/15/27
(b)
..... USD 765 784,125
Morgan Stanley:
3.70%, 10/23/24 .................. 500 555,647
3.88%, 01/27/26 .................. 1,350 1,534,448
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
.... 2,345 2,456,203
3.95%, 04/23/27 .................. 805 909,062
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 1,450 1,631,233
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... USD 2,825 $ 3,385,295
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 1,150 1,225,633
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 1,225 1,402,151
MSCI, Inc.
(b)
:
4.75%, 08/01/26 .................. 345 358,369
5.38%, 05/15/27 .................. 1,755 1,873,462
4.00%, 11/15/29 .................. 838 874,587
3.63%, 09/01/30 .................. 1,461 1,501,178
3.88%, 02/15/31 .................. 4,316 4,510,220
Owl Rock Capital Corp., 4.25%, 01/15/26 ... 1,104 1,115,583
Pershing Square Holdings Ltd., 5.50%,
07/15/22
(b)
..................... 4,100 4,320,375
SURA Asset Management SA, 4.88%,
04/17/24
(b)
..................... 4,419 4,827,316
UBS Group AG
(a)
:
(USD Swap Semi 5 Year + 5.50%), 6.87%
(j)
10,865 10,993,511
(EUR Swap Annual 5 Year + 5.29%),
5.75%
(j)
...................... EUR 4,584 5,512,105
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(j)
........................... USD 11,500 12,376,875
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
............... 1,055 1,058,934
(USD Swap Semi 5 Year + 4.87%), 7.00%
(j)
18,595 20,721,338
(USD Swap Semi 5 Year + 4.59%), 6.87%
(j)
5,176 5,706,540
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.12%
(j)
...................... 1,200 1,245,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
............... 530 528,471
223,460,241
Chemicals — 0.6%
Air Products and Chemicals, Inc., 1.50%,
10/15/25 ...................... 220 228,025
Ashland LLC, 4.75%, 08/15/22
(d)
......... 93 97,799
Ashland Services BV, 2.00%, 01/30/28 ..... EUR 1,120 1,232,666
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or
9.50% PIK), 06/01/23
(b)(i)
............ USD 3,400 3,417,473
Atotech Alpha 3 BV, 6.25%, 02/01/25
(b)
..... 10,838 10,919,285
Avient Corp., 5.25%, 03/15/23 .......... 400 427,754
Axalta Coating Systems LLC, 4.75%,
06/15/27
(b)
..................... 1,043 1,092,543
Blue Cube Spinco LLC:
9.75%, 10/15/23 .................. 297 305,548
10.00%, 10/15/25 ................. 6,427 6,786,205
Braskem Idesa SAPI, 7.45%, 11/15/29
(b)
.... 1,900 1,796,488
CeramTec BondCo GmbH, 5.25%, 12/15/25 . EUR 300 336,181
CF Industries, Inc., 4.95%, 06/01/43 ...... USD 1,075 1,288,603
Chemours Co. (The):
6.63%, 05/15/23 .................. 2,341 2,335,147
5.38%, 05/15/27 .................. 874 857,613
CVR Partners LP, 9.25%, 06/15/23
(b)
...... 300 275,250
DuPont de Nemours, Inc.:
2.17%, 05/01/23 .................. 875 883,312
5.32%, 11/15/38 .................. 375 485,504
5.42%, 11/15/48 .................. 250 337,800
Eastman Chemical Co., 4.80%, 09/01/42 ... 220 265,538
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 9,584 9,464,200
Equate Petrochemical BV, 4.25%, 11/03/26
(b)
. 4,923 5,257,764
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 3,043 3,149,505
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 1,931 1,979,275
HB Fuller Co., 4.25%, 10/15/28 ......... 933 945,829

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Chemicals (continued)
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 1,775 $ 1,899,250
INEOS Finance plc, 3.38%, 03/31/26 ...... EUR 1,154 1,313,392
INEOS Group Holdings SA, 5.63%, 08/01/24
(b)
USD 400 405,000
Ingevity Corp., 3.88%, 11/01/28
(b)
........ 1,378 1,398,946
K+S AG, 3.00%, 06/20/22 ............. EUR 400 462,360
Kraton Polymers LLC, 5.25%, 05/15/26 .... 583 689,176
Kronos International, Inc., 3.75%, 09/15/25 .. 200 229,436
LYB International Finance III LLC:
2.88%, 05/01/25 .................. USD 1,250 1,341,329
4.20%, 10/15/49 .................. 125 135,124
4.20%, 05/01/50 .................. 300 326,987
Methanex Corp.:
5.13%, 10/15/27 .................. 330 336,039
5.25%, 12/15/29 .................. 850 861,242
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,043 1,074,290
Monitchem HoldCo 2 SA, 9.50%, 09/15/26 .. EUR 600 714,584
Monitchem HoldCo 3 SA, 5.25%, 03/15/25 .. 807 943,256
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
.. USD 311 307,641
Nutrition & Biosciences, Inc.
(b)
:
1.23%, 10/01/25 .................. 1,105 1,106,491
2.30%, 11/01/30 .................. 545 548,062
3.47%, 12/01/50 .................. 515 527,178
OCI NV:
3.13%, 11/01/24 .................. EUR 400 458,820
5.25%, 11/01/24
(b)
................. USD 660 674,850
3.63%, 10/15/25 .................. EUR 640 741,604
Olin Corp.:
5.50%, 08/15/22 .................. USD 1,214 1,247,385
9.50%, 06/01/25
(b)
................. 355 419,830
5.13%, 09/15/27 .................. 500 507,500
Pearl Holding III Ltd., 9.50%, 12/11/22 ..... 1,200 278,270
Phosagro OAO, 3.05%, 01/23/25
(b)
....... 4,047 4,135,528
PQ Corp., 5.75%, 12/15/25
(b)
........... 6,909 7,129,224
Rain CII Carbon LLC, 7.25%, 04/01/25
(b)
.... 400 394,504
Rock International Investment, Inc., 6.63%,
03/27/20
(e)(k)
.................... 2,883 288,300
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 1,070 1,136,875
Sherwin-Williams Co. (The):
3.45%, 06/01/27 .................. 289 324,106
4.50%, 06/01/47 .................. 150 187,908
3.30%, 05/15/50 .................. 175 186,239
SPCM SA, 4.88%, 09/15/25
(b)
.......... 400 411,520
Synthomer plc, 3.88%, 07/01/25 ......... EUR 426 504,868
Tronox, Inc.
(b)
:
6.50%, 05/01/25 .................. USD 165 174,075
6.50%, 04/15/26 .................. 500 507,130
Valvoline, Inc.:
4.38%, 08/15/25 .................. 804 827,115
4.25%, 02/15/30
(b)
................. 1,633 1,665,660
WR Grace & Co.-Conn.
(b)
:
5.63%, 10/01/24 .................. 2,303 2,481,943
4.88%, 06/15/27 .................. 1,745 1,817,871
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(b)
..................... 630 650,672
95,936,887
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The):
3.50%, 07/15/22 .................. 650 661,362
4.13%, 06/15/23 .................. 737 766,204
4.88%, 07/15/32
(b)
................. 7,259 7,474,592
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 .................. 15,731 16,478,773
9.75%, 07/15/27 .................. 6,426 6,853,458
APX Group, Inc.:
7.88%, 12/01/22 .................. 3,377 3,365,535
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
8.50%, 11/01/24 .................. USD 414 $ 434,700
6.75%, 02/15/27
(b)
................. 1,785 1,860,863
Aramark Services, Inc.:
5.00%, 04/01/25
(b)
................. 3,523 3,576,092
6.38%, 05/01/25
(b)
................. 1,537 1,612,129
4.75%, 06/01/26 .................. 350 347,812
5.00%, 02/01/28
(b)
................. 1,969 1,986,445
Brink's Co. (The)
(b)
:
5.50%, 07/15/25 .................. 697 725,027
4.63%, 10/15/27 .................. 425 433,640
Cimpress plc, 7.00%, 06/15/26
(b)
......... 305 303,475
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 .................. 3,523 3,681,535
5.13%, 07/15/29 .................. 1,050 1,141,276
Covanta Holding Corp., 5.00%, 09/01/30 ... 548 557,590
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 .................. 2,119 2,066,025
9.50%, 11/01/27 .................. 1,740 1,857,450
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 .................. 535 545,700
3.75%, 08/01/25 .................. 2,812 2,812,000
7.00%, 06/01/26 .................. 3,852 4,015,710
5.13%, 12/15/26 .................. 5,549 5,827,560
8.50%, 05/01/27 .................. 3,028 3,300,520
IAA, Inc., 5.50%, 06/15/27
(b)
........... 3,513 3,693,041
Intrum AB:
4.88%, 08/15/25 .................. EUR 138 156,704
3.50%, 07/15/26 .................. 952 985,676
3.00%, 09/15/27 .................. 500 503,420
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
USD 888 894,660
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
..................... 20 20,544
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 .................. 3,715 3,831,094
5.88%, 10/01/30 .................. 2,377 2,495,850
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 .................. 1,494 1,562,828
5.75%, 04/15/26 .................. 4,657 4,959,705
3.38%, 08/31/27 .................. 3,683 3,554,095
6.25%, 01/15/28 .................. 2,302 2,326,125
Republic Services, Inc., 2.30%, 03/01/30 ... 600 632,667
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
..................... 340 349,775
SPIE SA, 2.63%, 06/18/26 ............ EUR 400 458,525
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................. 1,004 1,188,263
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25 ................. 700 772,715
Tuspark Forward Ltd., 7.95%, 08/15/21 .... USD 600 306,937
Verisure Holding AB:
3.50%, 05/15/23 .................. EUR 1,205 1,402,937
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
.................... 346 408,022
3.88%, 07/15/26 .................. 838 972,317
Verisure Midholding AB, 5.75%, 12/01/23 ... 929 1,073,637
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... USD 4,015 4,055,150
109,290,160
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 5,974 6,130,818
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
..................... 2,819 2,794,700
CommScope, Inc.
(b)
:
5.50%, 03/01/24 .................. 5,097 5,210,510
6.00%, 03/01/26 .................. 3,130 3,247,375
8.25%, 03/01/27 .................. 399 412,963

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. USD 1,025 $ 1,204,991
2.30%, 11/15/30 .................. 680 676,299
Nokia OYJ:
4.38%, 06/12/27 .................. 380 408,504
6.63%, 05/15/39 .................. 2,016 2,530,080
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 .................. 7,290 7,636,275
6.50%, 07/15/28 .................. 4,491 4,636,958
34,889,473
Construction & Engineering — 0.2%
AECOM:
5.88%, 10/15/24 .................. 1,580 1,738,000
5.13%, 03/15/27 .................. 1,650 1,804,605
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 1,800 1,635,750
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 3,391 3,186,523
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(e)(k)
............... CNY 6,794 55,805
China Shuifa Singyes Energy Holdings
Ltd., 2.00%, (2.00% Cash or 6.00% PIK),
12/19/22
(i)
..................... USD 1,578 1,396,880
Delhi International Airport Ltd.:
6.13%, 10/31/26 .................. 1,000 1,017,500
6.45%, 06/04/29
(b)
................. 945 950,315
6.45%, 06/04/29 .................. 2,825 2,840,891
Ferrovial Netherlands BV, (EUR Swap Annual 5
Year + 2.13%), 2.12%
(a)(j)
............ EUR 1,600 1,747,452
Fluor Corp.:
3.50%, 12/15/24 .................. USD 150 136,125
4.25%, 09/15/28 .................. 625 558,937
GMR Hyderabad International Airport Ltd.:
5.38%, 04/10/24 .................. 6,136 6,047,795
4.25%, 10/27/27 .................. 630 563,244
Heathrow Finance plc:
4.75%, 03/01/24 .................. GBP 200 250,763
4.13%, 09/01/29 .................. 1,071 1,241,795
MasTec, Inc., 4.50%, 08/15/28
(b)
......... USD 1,934 1,987,185
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
. 5,101 4,738,638
New Enterprise Stone & Lime Co., Inc., 9.75%,
07/15/28
(b)
..................... 488 527,040
Pike Corp., 5.50%, 09/01/28
(b)
.......... 980 1,002,256
Tutor Perini Corp., 6.88%, 05/01/25
(b)
...... 2,440 2,324,100
Weekley Homes LLC, 4.88%, 09/15/28
(b)
.... 537 543,884
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21 2,995 3,054,900
39,350,383
Construction Materials — 0.0%
Cemex SAB de CV:
3.13%, 03/19/26 .................. EUR 800 935,214
5.20%, 09/17/30
(b)
................. USD 3,925 4,161,049
US Concrete, Inc., 5.13%, 03/01/29
(b)
...... 80 81,400
5,177,663
Consumer Finance — 0.8%
AerCap Ireland Capital DAC, 3.15%, 02/15/24 2,650 2,626,978
Ally Financial, Inc.:
1.45%, 10/02/23 .................. 720 726,124
5.75%, 11/20/25 .................. 975 1,108,075
8.00%, 11/01/31 .................. 10,210 14,093,511
American Honda Finance Corp.:
1.95%, 05/10/23 .................. 590 610,759
1.00%, 09/10/25 .................. 1,360 1,363,756
Capital One Financial Corp., 3.45%, 04/30/21 1,800 1,823,172
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Caterpillar Financial Services Corp., 2.95%,
02/26/22 ...................... USD 890 $ 920,447
Credit Acceptance Corp., 6.63%, 03/15/26 .. 1,000 1,037,500
Curo Group Holdings Corp., 8.25%, 09/01/25
(b)
1,175 972,312
Encore Capital Group, Inc., 4.88%, 10/15/25 . EUR 444 519,819
Enova International, Inc., 8.50%, 09/15/25
(b)
.. USD 1,260 1,159,200
FCE Bank plc, 1.62%, 05/11/23 ......... EUR 1,400 1,583,633
Ford Motor Credit Co. LLC:
3.20%, 01/15/21 .................. USD 277 277,000
5.88%, 08/02/21 .................. 2,319 2,368,163
5.60%, 01/07/22 .................. 551 564,224
2.98%, 08/03/22 .................. 3,475 3,452,551
3.35%, 11/01/22 .................. 3,011 2,999,709
3.09%, 01/09/23 .................. 433 428,670
4.14%, 02/15/23 .................. 1,178 1,186,835
3.10%, 05/04/23 .................. 367 362,412
4.38%, 08/06/23 .................. 586 595,581
3.81%, 01/09/24 .................. 1,775 1,772,888
3.02%, 03/06/24 .................. EUR 200 230,018
5.58%, 03/18/24 .................. USD 1,700 1,786,632
1.74%, 07/19/24 .................. EUR 100 109,623
4.06%, 11/01/24 .................. USD 200 200,560
1.36%, 02/07/25 .................. EUR 200 214,296
5.13%, 06/16/25 .................. USD 8,528 8,888,649
4.13%, 08/04/25 .................. 3,078 3,057,408
3.25%, 09/15/25 .................. EUR 250 286,449
2.33%, 11/25/25 .................. 1,800 1,986,311
4.39%, 01/08/26 .................. USD 2,800 2,821,000
2.39%, 02/17/26 .................. EUR 200 220,119
General Motors Financial Co., Inc.:
4.20%, 03/01/21 .................. USD 440 443,291
3.55%, 04/09/21 .................. 2,000 2,022,876
4.20%, 11/06/21 .................. 640 659,402
3.55%, 07/08/22 .................. 1,690 1,755,268
3.25%, 01/05/23 .................. 5,750 5,963,622
4.00%, 10/06/26 .................. 1,550 1,681,825
5.65%, 01/17/29 .................. 682 804,128
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(i)
....... 3,197 2,111,618
goeasy Ltd., 5.38%, 12/01/24
(b)
......... 995 1,004,950
John Deere Capital Corp., 2.60%, 03/07/24 .. 205 218,775
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(j)
............ 936 812,857
Manappuram Finance Ltd., 5.90%, 01/13/23 . 4,589 4,604,775
Muthoot Finance Ltd., 4.40%, 09/02/23 .... 5,715 5,700,712
Navient Corp.:
6.50%, 06/15/22 .................. 645 657,900
7.25%, 09/25/23 .................. 628 658,615
6.13%, 03/25/24 .................. 1,821 1,843,762
5.88%, 10/25/24 .................. 600 595,500
6.75%, 06/15/26 .................. 2,820 2,841,150
5.00%, 03/15/27 .................. 500 466,920
OneMain Finance Corp.:
7.75%, 10/01/21 .................. 250 261,875
6.13%, 05/15/22 .................. 800 833,000
5.63%, 03/15/23 .................. 630 655,988
6.13%, 03/15/24 .................. 885 930,314
6.88%, 03/15/25 .................. 3,103 3,413,300
7.13%, 03/15/26 .................. 6,074 6,735,216
6.63%, 01/15/28 .................. 3,075 3,362,851
5.38%, 11/15/29 .................. 104 106,864
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 .................. 3,176 3,092,630
5.10%, 07/16/23 .................. 8,077 7,746,348

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
SLM Corp., 4.20%, 10/29/25 ........... USD 450 $ 455,625
Toyota Motor Credit Corp.:
2.90%, 03/30/23 .................. 350 371,122
1.15%, 08/13/27 .................. 1,525 1,514,434
3.38%, 04/01/30 .................. 327 376,349
127,058,246
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... 4,594 4,668,767
Ardagh Packaging Finance plc:
5.25%, 04/30/25
(b)
................. 2,969 3,106,554
4.13%, 08/15/26
(b)
................. 5,948 6,066,960
4.75%, 07/15/27 .................. GBP 1,268 1,650,011
5.25%, 08/15/27
(b)
................. USD 6,790 6,969,935
Ball Corp.:
4.00%, 11/15/23 .................. 300 316,840
5.25%, 07/01/25 .................. 1,163 1,315,382
4.88%, 03/15/26 .................. 1,199 1,333,888
2.88%, 08/15/30 .................. 1,010 998,638
Berry Global, Inc.
(b)
:
4.50%, 02/15/26 .................. 480 486,413
4.88%, 07/15/26 .................. 1,015 1,061,644
CANPACK SA, 3.13%, 11/01/25
(b)
........ 810 820,125
Cascades, Inc.
(b)
:
5.13%, 01/15/26 .................. 800 836,000
5.38%, 01/15/28 .................. 940 979,950
Crown Americas LLC:
4.50%, 01/15/23 .................. 750 780,000
4.75%, 02/01/26 .................. 7,326 7,600,725
4.25%, 09/30/26 .................. 4,926 5,239,417
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 440,905
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
655 684,475
Graphic Packaging International LLC
(b)
:
3.50%, 03/15/28 .................. 942 942,377
3.50%, 03/01/29 .................. 895 895,000
Greif, Inc., 6.50%, 03/01/27
(b)
........... 495 519,131
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
..................... 1,184 1,204,720
International Paper Co., 4.35%, 08/15/48 ... 620 766,125
LABL Escrow Issuer LLC
(b)
:
6.75%, 07/15/26 .................. 2,675 2,804,269
10.50%, 07/15/27 ................. 542 582,650
Mauser Packaging Solutions Holding Co.:
4.75%, 04/15/24 .................. EUR 661 754,453
5.50%, 04/15/24
(b)
................. USD 3,999 4,000,520
OI European Group BV:
3.13%, 11/15/24 .................. EUR 500 581,978
2.88%, 02/15/25 .................. 566 643,416
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... USD 450 473,456
Plastipak Holdings, Inc., 6.25%, 10/15/25
(b)
.. 350 350,438
Sealed Air Corp., 5.25%, 04/01/23
(b)
...... 486 513,338
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 725 753,130
Trivium Packaging Finance BV
(d)
:
3.75%, 08/15/26 .................. EUR 1,534 1,762,202
5.50%, 08/15/26
(b)
................. USD 7,598 7,958,905
8.50%, 08/15/27
(b)
................. 9,979 10,679,526
WRKCo, Inc., 3.75%, 03/15/25 .......... 325 361,615
81,903,878
Distributors — 0.1%
(b)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28 .............. 4,991 5,065,865
Core & Main LP, 6.13%, 08/15/25 ........ 12,018 12,198,270
Performance Food Group, Inc., 5.50%,
10/15/27 ...................... 355 363,875
Security
Par (000)
Par (000) Value
Distributors (continued)
Wolverine Escrow LLC:
8.50%, 11/15/24 .................. USD 348 $ 271,005
9.00%, 11/15/26 .................. 804 613,311
18,512,326
Diversified Consumer Services — 0.1%
Bright Scholar Education Holdings Ltd., 7.45%,
07/31/22 ...................... 4,564 4,678,100
Carriage Services, Inc., 6.63%, 06/01/26
(b)
.. 1,600 1,681,696
frontdoor, Inc., 6.75%, 08/15/26
(b)
........ 1,973 2,106,177
Graham Holdings Co., 5.75%, 06/01/26
(b)
... 1,650 1,729,942
Laureate Education, Inc., 8.25%, 05/01/25
(b)
. 592 630,604
Service Corp. International:
4.63%, 12/15/27 .................. 833 881,423
5.13%, 06/01/29 .................. 2,159 2,359,420
3.38%, 08/15/30 .................. 1,731 1,754,801
ServiceMaster Co. LLC (The), 5.13%,
11/15/24
(b)
..................... 3,185 3,269,403
Sotheby's, 7.38%, 10/15/27
(b)
........... 3,319 3,385,380
22,476,946
Diversified Financial Services — 0.4%
Arrow Global Finance plc, 5.13%, 09/15/24 .. GBP 908 1,109,711
Cabot Financial Luxembourg II SA, (EURIBOR
3 Month + 6.38%), 6.37%, 06/14/24
(a)
.... EUR 267 313,151
Cabot Financial Luxembourg SA, 7.50%,
10/01/23 ...................... GBP 2,355 3,081,412
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
.. USD 1,217 1,247,425
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22 .................. EUR 1,470 1,709,468
8.50%, 11/01/22 .................. GBP 300 387,950
(EURIBOR 3 Month + 3.50%), 3.50%,
09/01/23
(a)
.................... EUR 200 232,348
6.75%, 11/01/25 .................. 732 835,473
7.75%, 11/01/25 .................. GBP 544 691,404
GE Capital Funding LLC, 3.45%, 05/15/25
(b)
. USD 2,630 2,811,376
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 1,325 1,432,766
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
..................... 5,825 5,723,062
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............. 3,375 3,072,980
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
.... 4,599 5,121,170
ProGroup AG, 3.00%, 03/31/26 ......... EUR 200 228,842
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26
(b)
................. 2,815 3,422,815
4.50%, 05/15/26 .................. 631 767,246
6.25%, 05/15/26
(b)
................. USD 5,971 6,377,804
8.25%, 11/15/26
(b)
................. 5,282 5,757,116
Sabre GLBL, Inc.
(b)
:
5.25%, 11/15/23 .................. 545 534,100
9.25%, 04/15/25 .................. 2,322 2,560,005
7.38%, 09/01/25 .................. 1,453 1,482,060
Shell International Finance BV:
2.38%, 11/07/29 .................. 580 608,242
4.38%, 05/11/45 .................. 150 179,352
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 2,017 2,042,818
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 14,394 15,473,550
67,203,646
Diversified Telecommunication Services — 1.7%
Altice France Holding SA:
8.00%, 05/15/27 .................. EUR 1,399 1,706,739
8.00%, 05/15/27
(b)
................. 500 609,986
10.50%, 05/15/27
(b)
................ USD 14,013 15,449,333
6.00%, 02/15/28
(b)
................. 2,625 2,526,562

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Altice France SA:
2.50%, 01/15/25 .................. EUR 817 $ 892,049
7.38%, 05/01/26
(b)
................. USD 7,274 7,591,874
5.88%, 02/01/27 .................. EUR 1,400 1,699,807
8.13%, 02/01/27
(b)
................. USD 11,961 13,007,587
5.50%, 01/15/28
(b)
................. 5,133 5,200,371
4.13%, 01/15/29 .................. EUR 399 453,589
5.13%, 01/15/29
(b)
................. USD 894 892,592
AT&T, Inc.:
2.63%, 12/01/22 .................. 416 432,662
3.88%, 01/15/26 .................. 2,000 2,256,067
4.35%, 03/01/29 .................. 25 29,115
4.50%, 05/15/35 .................. 3,450 4,023,973
5.25%, 03/01/37 .................. 700 875,551
5.35%, 09/01/40 .................. 796 1,000,718
5.15%, 03/15/42 .................. 950 1,164,524
4.65%, 06/01/44 .................. 200 223,151
4.50%, 03/09/48 .................. 525 587,612
3.55%, 09/15/55
(b)
................. 926 877,168
3.65%, 09/15/59
(b)
................. 406 387,158
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(e)(k)
1,000 2,058
CCO Holdings LLC
(b)
:
4.00%, 03/01/23 .................. 165 166,650
5.38%, 05/01/25 .................. 400 410,800
5.50%, 05/01/26 .................. 800 832,000
5.13%, 05/01/27 .................. 5,442 5,714,100
5.88%, 05/01/27 .................. 630 657,329
5.00%, 02/01/28 .................. 1,891 1,986,496
5.38%, 06/01/29 .................. 6,149 6,656,292
4.75%, 03/01/30 .................. 5,510 5,795,693
4.50%, 08/15/30 .................. 7,680 7,981,478
4.25%, 02/01/31 .................. 6,635 6,799,482
4.50%, 05/01/32 .................. 10,282 10,629,018
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23 ........... 1,103 1,199,513
Series Y, 7.50%, 04/01/24 ........... 2,989 3,298,242
5.13%, 12/15/26
(b)
................. 9,168 9,374,280
4.00%, 02/15/27
(b)
................. 5,080 5,193,690
Series P, 7.60%, 09/15/39 ........... 3,797 4,271,625
Series U, 7.65%, 03/15/42 ........... 4,358 4,870,065
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 .................. 2,681 2,774,835
8.00%, 10/15/25 .................. 680 720,800
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 1,730 1,777,575
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
................ 12 18,639
Frontier Communications Corp.
(b)
:
8.50%, 04/01/26
(d)
................. 1,647 1,657,294
5.88%, 10/15/27 .................. 3,485 3,571,776
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(d)
.................... 2,572 2,610,580
Koninklijke KPN NV, (USD Swap Semi 10 Year
+ 5.21%), 7.00%, 03/28/73
(a)(b)
........ 200 209,420
Level 3 Financing, Inc.:
5.38%, 01/15/24 .................. 555 559,002
5.38%, 05/01/25 .................. 550 565,669
5.25%, 03/15/26 .................. 799 824,888
4.63%, 09/15/27
(b)
................. 2,587 2,638,740
4.25%, 07/01/28
(b)
................. 4,599 4,621,995
3.63%, 01/15/29
(b)
................. 3,570 3,453,975
Lorca Telecom Bondco SAU, 4.00%, 09/18/27 EUR 486 574,510
Metropolitan Light Co. Ltd., 5.50%, 11/21/22
(b)
USD 395 405,245
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(j)
..................... USD 10,215 $ 10,230,323
Oi SA, 10.00%, 07/27/25 ............. 1,180 1,154,556
QualityTech LP
(b)
:
4.75%, 11/15/25 .................. 182 188,570
3.88%, 10/01/28 .................. 3,126 3,132,346
Qwest Corp., 6.75%, 12/01/21 .......... 500 525,405
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
..................... 750 793,410
Sprint Capital Corp.:
6.88%, 11/15/28 .................. 7,443 9,415,395
8.75%, 03/15/32 .................. 5,417 8,105,186
Switch Ltd., 3.75%, 09/15/28
(b)
.......... 3,401 3,405,251
Telecom Italia Capital SA:
6.38%, 11/15/33 .................. 2,587 3,060,059
6.00%, 09/30/34 .................. 5,559 6,467,897
7.20%, 07/18/36 .................. 523 659,843
7.72%, 06/04/38 .................. 226 306,155
Telecom Italia Finance SA, 7.75%, 01/24/33 . EUR 610 1,018,588
Telecom Italia SpA:
5.30%, 05/30/24
(b)
................. USD 2,046 2,213,670
3.00%, 09/30/25 .................. EUR 300 364,419
2.38%, 10/12/27 .................. 600 702,008
Telefonica Emisiones SA, 4.67%, 03/06/38 .. USD 1,075 1,232,074
Telesat Canada
(b)
:
4.88%, 06/01/27 .................. 4,640 4,721,200
6.50%, 10/15/27 .................. 745 741,275
Verizon Communications, Inc.:
3.88%, 02/08/29 .................. 2,575 3,013,659
4.02%, 12/03/29 .................. 24 28,385
1.50%, 09/18/30 .................. 285 279,835
1.68%, 10/30/30
(b)
................. 711 702,468
4.50%, 08/10/33 .................. 900 1,118,460
4.27%, 01/15/36 .................. 5,555 6,790,148
3.85%, 11/01/42 .................. 480 568,221
4.86%, 08/21/46 .................. 1,400 1,860,480
4.52%, 09/15/48 .................. 290 372,838
Virgin Media Finance plc:
3.75%, 07/15/30 .................. EUR 661 730,965
5.00%, 07/15/30
(b)
................. USD 760 756,200
Virgin Media Secured Finance plc:
5.50%, 08/15/26
(b)
................. 500 520,175
5.00%, 04/15/27 .................. GBP 200 267,650
5.25%, 05/15/29 .................. 100 135,783
5.50%, 05/15/29
(b)
................. USD 6,152 6,572,858
4.50%, 08/15/30
(b)
................. 3,545 3,602,606
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 680 656,200
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 .................. 17,234 16,915,085
6.13%, 03/01/28 .................. 8,370 8,443,237
276,484,825
Electric Utilities — 0.8%
1MDB Energy Ltd., 5.99%, 05/11/22 ...... 5,700 5,963,625
AEP Transmission Co. LLC, 3.15%, 09/15/49 . 525 567,125
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
..................... 3,145 3,318,474
American Electric Power Co., Inc., Series I,
3.65%, 12/01/21 ................. 430 444,414
Baltimore Gas & Electric Co., 3.20%, 09/15/49 525 559,350
Baltimore Gas and Electric Co., 2.90%,
06/15/50 ...................... 116 118,168
Drax Finco plc:
4.25%, 05/01/22 .................. GBP 200 261,095
6.63%, 11/01/25
(b)
................. USD 450 471,094

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
DTE Electric Co.:
Series C, 2.63%, 03/01/31 ........... USD 404 $ 442,692
Series A, 4.05%, 05/15/48 ........... 675 839,937
Duke Energy Carolinas LLC:
6.05%, 04/15/38 .................. 925 1,363,912
3.70%, 12/01/47 .................. 750 873,413
3.20%, 08/15/49 .................. 982 1,074,683
Duke Energy Corp.:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%),
4.88%
(a)(j)
..................... 30,400 32,176,880
2.45%, 06/01/30 .................. 1,485 1,555,003
Duke Energy Florida LLC:
2.50%, 12/01/29 .................. 2,225 2,399,539
1.75%, 06/15/30 .................. 1,755 1,777,132
3.85%, 11/15/42 .................. 320 370,640
Duke Energy Progress LLC, 3.45%, 03/15/29 . 2,868 3,284,947
Enel Americas SA, 4.00%, 10/25/26 ...... 4,668 5,036,189
Entergy Corp., 0.90%, 09/15/25 ......... 2,110 2,110,261
Eversource Energy:
2.50%, 03/15/21 .................. 1,000 1,006,043
2.80%, 05/01/23 .................. 690 723,731
Exelon Corp.:
3.95%, 06/15/25 .................. 1,025 1,153,267
4.70%, 04/15/50 .................. 250 318,951
FirstEnergy Corp.:
Series B, 3.90%, 07/15/27 ........... 1,200 1,281,649
2.65%, 03/01/30 .................. 950 925,481
Series C, 4.85%, 07/15/47 ........... 425 462,030
Series C, 3.40%, 03/01/50 ........... 108 99,262
FirstEnergy Transmission LLC, 4.35%,
01/15/25
(b)
..................... 1,235 1,348,267
Florida Power & Light Co.:
3.70%, 12/01/47 .................. 475 573,486
3.15%, 10/01/49 .................. 650 725,713
Greenko Investment Co., 4.88%, 08/16/23 .. 2,238 2,245,693
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(e)(k)
901 326,049
Kallpa Generacion SA, 4.88%, 05/24/26 .... 4,804 5,168,804
MidAmerican Energy Co.:
3.65%, 04/15/29 .................. 825 969,580
4.25%, 07/15/49 .................. 1,175 1,506,058
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ...................... 9,160 9,334,613
NextEra Energy Capital Holdings, Inc.:
2.75%, 05/01/25 .................. 257 276,708
3.55%, 05/01/27 .................. 975 1,095,000
NextEra Energy Operating Partners LP
(b)
:
4.25%, 07/15/24 .................. 804 840,180
4.25%, 09/15/24 .................. 733 767,818
Northern States Power Co.:
2.90%, 03/01/50 .................. 350 368,794
2.60%, 06/01/51 .................. 360 362,777
NRG Energy, Inc.:
7.25%, 05/15/26 .................. 425 449,221
6.63%, 01/15/27 .................. 2,915 3,068,037
5.75%, 01/15/28 .................. 14 15,098
5.25%, 06/15/29
(b)
................. 261 282,859
NV Energy, Inc., 6.25%, 11/15/20 ........ 790 791,553
Ohio Power Co., 4.00%, 06/01/49 ........ 1,225 1,474,258
Oncor Electric Delivery Co. LLC:
3.75%, 04/01/45 .................. 1,000 1,177,583
4.10%, 11/15/48 .................. 95 119,048
3.70%, 05/15/50 .................. 1,155 1,374,993
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 3,728 3,886,925
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
PG&E Corp., 5.25%, 07/01/30 .......... USD 2,728 $ 2,728,000
PPL Electric Utilities Corp., 3.95%, 06/01/47 . 125 150,117
Progress Energy, Inc., 6.00%, 12/01/39 .... 350 482,738
Public Service Co. of Colorado, Series 34,
3.20%, 03/01/50 ................. 600 666,279
Southern California Edison Co.:
Series A, 2.90%, 03/01/21 ........... 350 352,729
4.00%, 04/01/47 .................. 575 620,213
Series B, 4.88%, 03/01/49 ........... 70 83,144
Southern Co. (The), Series B, (LIBOR USD 3
Month + 3.63%), 5.50%, 03/15/57
(a)
..... 7,475 7,687,827
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 5,095 5,247,850
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33 ................. 499 547,800
Tampa Electric Co., 4.45%, 06/15/49 ...... 375 485,756
Virginia Electric & Power Co.:
4.45%, 02/15/44 .................. 1,010 1,304,585
4.60%, 12/01/48 .................. 2,050 2,762,105
3.30%, 12/01/49 .................. 500 572,603
Vistra Operations Co. LLC
(b)
:
5.63%, 02/15/27 .................. 944 984,120
5.00%, 07/31/27 .................. 365 381,425
Wisconsin Electric Power Co., 2.95%, 09/15/21 1,000 1,016,393
Xcel Energy, Inc., 2.40%, 03/15/21 ....... 1,000 1,005,938
136,607,724
Electrical Equipment — 0.0%
Orano SA, 3.38%, 04/23/26 ........... EUR 100 119,524
Sensata Technologies BV, 5.00%, 10/01/25
(b)
. USD 4,309 4,703,899
4,823,423
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc.:
4.13%, 10/15/26 .................. EUR 1,260 1,471,685
3.88%, 03/15/28 .................. 500 577,783
CDW LLC:
5.50%, 12/01/24 .................. USD 2,287 2,527,135
4.13%, 05/01/25 .................. 1,947 2,023,867
3.25%, 02/15/29 .................. 3,405 3,400,744
Ingram Micro, Inc., 5.45%, 12/15/24
(d)
..... 375 401,010
Sensata Technologies, Inc.
(b)
:
4.38%, 02/15/30 .................. 1,020 1,065,900
3.75%, 02/15/31 .................. 1,528 1,512,720
12,980,844
Energy Equipment & Services — 0.1%
Anton Oilfield Services Group, 7.50%, 12/02/22 1,725 1,001,039
Archrock Partners LP
(b)
:
6.88%, 04/01/27 .................. 1,555 1,523,900
6.25%, 04/01/28 .................. 1,280 1,235,200
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22 410 428,523
ChampionX Corp., 6.38%, 05/01/26 ....... 1,683 1,605,481
Halliburton Co.:
3.80%, 11/15/25 .................. 475 514,903
2.92%, 03/01/30 .................. 350 340,190
5.00%, 11/15/45 .................. 275 272,495
Hilong Holding Ltd., 8.25%, 09/26/22
(e)(k)
.... 1,415 686,717
Tervita Corp., 7.63%, 12/01/21
(b)
......... 2,301 2,208,960
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 1,164 384,818
USA Compression Partners LP:
6.88%, 04/01/26 .................. 4,205 4,169,720
6.88%, 09/01/27 .................. 3,170 3,186,516
17,558,462

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Entertainment — 0.3%
Banijay Entertainment SASU:
3.50%, 03/01/25 .................. EUR 266 $ 302,826
5.38%, 03/01/25
(b)
................. USD 200 203,000
Cinemark USA, Inc., 4.88%, 06/01/23 ..... 500 419,195
Lions Gate Capital Holdings LLC
(b)
:
6.38%, 02/01/24 .................. 982 942,720
5.88%, 11/01/24 .................. 1,080 1,015,200
Live Nation Entertainment, Inc.
(b)
:
4.88%, 11/01/24 .................. 340 327,379
6.50%, 05/15/27 .................. 8,572 9,172,040
Netflix, Inc.:
5.88%, 02/15/25 .................. 1,179 1,333,744
3.63%, 06/15/25
(b)
................. 380 394,725
4.88%, 04/15/28 .................. 673 756,923
5.88%, 11/15/28 .................. 4,740 5,663,328
3.88%, 11/15/29 .................. EUR 480 619,687
5.38%, 11/15/29
(b)
................. USD 4,172 4,886,455
3.63%, 06/15/30 .................. EUR 1,963 2,488,510
4.88%, 06/15/30
(b)
................. USD 8,102 9,246,408
Walt Disney Co. (The):
1.65%, 09/01/22 .................. 10 10,245
3.50%, 05/13/40 .................. 700 782,577
WMG Acquisition Corp.
(b)
:
3.88%, 07/15/30 .................. 2,057 2,070,484
3.00%, 02/15/31 .................. 1,107 1,051,650
41,687,096
Equity Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.:
3.95%, 01/15/28 .................. 3,145 3,599,384
4.90%, 12/15/30 .................. 635 789,484
1.88%, 02/01/33 .................. 300 291,838
American Tower Corp.:
3.50%, 01/31/23 .................. 680 721,811
3.38%, 10/15/26 .................. 1,495 1,652,858
3.13%, 01/15/27 .................. 1,175 1,281,139
3.95%, 03/15/29 .................. 925 1,056,006
3.80%, 08/15/29 .................. 125 142,242
2.90%, 01/15/30 .................. 160 170,533
2.10%, 06/15/30 .................. 1,195 1,200,346
AvalonBay Communities, Inc.:
3.45%, 06/01/25 .................. 25 27,816
2.30%, 03/01/30 .................. 625 654,470
Boston Properties LP, 2.90%, 03/15/30 ..... 825 856,511
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
..................... 3,144 2,609,520
Crown Castle International Corp.:
5.25%, 01/15/23 .................. 1,325 1,453,611
1.35%, 07/15/25 .................. 1,440 1,454,340
3.80%, 02/15/28 .................. 1,075 1,204,304
4.30%, 02/15/29 .................. 925 1,072,856
3.30%, 07/01/30 .................. 200 217,941
Diversified Healthcare Trust, 9.75%, 06/15/25 1,003 1,103,300
Duke Realty LP, 3.05%, 03/01/50 ........ 120 123,914
Equinix, Inc.:
2.90%, 11/18/26 .................. 625 672,645
1.80%, 07/15/27 .................. 550 558,605
3.20%, 11/18/29 .................. 910 988,955
3.00%, 07/15/50 .................. 125 122,222
2.95%, 09/15/51 .................. 665 649,811
ESH Hospitality, Inc., 5.25%, 05/01/25
(b)
.... 945 945,000
GEO Group, Inc. (The), 5.13%, 04/01/23 ... 1,100 885,500
GLP Capital LP:
5.25%, 06/01/25 .................. 3,730 4,074,950
5.38%, 04/15/26 .................. 217 241,009
5.30%, 01/15/29 .................. 405 452,199
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.00%, 01/15/31 .................. USD 2,430 $ 2,540,711
HAT Holdings I LLC
(b)
:
5.25%, 07/15/24 .................. 930 957,900
3.75%, 09/15/30 .................. 1,055 1,053,681
Healthpeak Properties, Inc.:
3.00%, 01/15/30 .................. 458 492,292
2.88%, 01/15/31 .................. 75 78,738
Host Hotels & Resorts LP, Series I, 3.50%,
09/15/30 ...................... 1,180 1,126,895
Iron Mountain, Inc.
(b)
:
4.88%, 09/15/27 .................. 600 611,070
5.25%, 03/15/28 .................. 1,050 1,076,250
4.88%, 09/15/29 .................. 252 254,646
5.25%, 07/15/30 .................. 6,641 6,815,326
4.50%, 02/15/31 .................. 1,278 1,272,339
5.63%, 07/15/32 .................. 5,014 5,182,646
iStar, Inc., 4.25%, 08/01/25 ............ 700 642,250
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24 ... 3,250 3,009,297
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 5,355 5,637,208
4.63%, 06/15/25
(b)
................. 2,945 2,999,365
4.50%, 09/01/26 .................. 3,548 3,636,700
5.75%, 02/01/27 .................. 2,046 2,207,910
4.50%, 01/15/28 .................. 4,794 4,865,910
Mid-America Apartments LP:
3.60%, 06/01/27 .................. 1,105 1,229,410
1.70%, 02/15/31 .................. 710 688,297
MPT Operating Partnership LP:
5.25%, 08/01/26 .................. 1,055 1,094,563
5.00%, 10/15/27 .................. 7,041 7,368,054
4.63%, 08/01/29 .................. 3,996 4,183,812
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
..................... 698 684,040
Prologis LP, 2.25%, 04/15/30 ........... 900 951,723
Realty Income Corp.:
3.88%, 04/15/25 .................. 450 506,022
3.00%, 01/15/27 .................. 370 399,692
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 3,963 3,662,288
SBA Communications Corp.:
4.88%, 09/01/24 .................. 6,485 6,626,373
3.88%, 02/15/27
(b)
................. 6,185 6,285,506
Service Properties Trust:
4.50%, 06/15/23 .................. 255 245,437
4.65%, 03/15/24 .................. 500 449,375
4.35%, 10/01/24 .................. 238 210,630
7.50%, 09/15/25 .................. 3,021 3,166,409
Trust Fibra Uno, 4.87%, 01/15/30
(b)
....... 5,134 5,339,360
UDR, Inc.:
3.20%, 01/15/30 .................. 300 327,954
2.10%, 08/01/32 .................. 85 83,777
Uniti Group LP, 8.25%, 10/15/23 ......... 2,394 2,358,090
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 2,954 2,964,930
4.25%, 12/01/26 .................. 7,145 7,265,393
3.75%, 02/15/27 .................. 3,497 3,505,742
4.63%, 12/01/29 .................. 2,586 2,686,880
4.13%, 08/15/30 .................. 7,730 7,826,625
XHR LP, 6.38%, 08/15/25
(b)
............ 230 228,323
146,074,959
Food & Staples Retailing — 0.2%
Albertsons Cos., Inc.:
5.75%, 03/15/25 .................. 1,533 1,579,948
3.25%, 03/15/26
(b)
................. 2,763 2,710,365
4.63%, 01/15/27
(b)
................. 3,603 3,715,215

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
5.88%, 02/15/28
(b)
................. USD 1,903 $ 2,012,423
4.88%, 02/15/30
(b)
................. 3,374 3,583,525
Casino Guichard Perrachon SA, 4.05%,
08/05/26
(d)
..................... EUR 100 88,500
Iceland Bondco plc, 4.63%, 03/15/25 ...... GBP 400 491,513
Ingles Markets, Inc., 5.75%, 06/15/23 ..... USD 210 211,575
Kroger Co. (The), 4.45%, 02/01/47 ....... 450 547,099
Picard Groupe SAS, (EURIBOR 3 Month +
3.00%), 3.00%, 11/30/23
(a)
........... EUR 1,200 1,354,322
Quatrim SASU, 5.88%, 01/15/24 ........ 300 338,028
SEG Holding LLC, 5.63%, 10/15/28
(b)
...... USD 120 122,256
Sysco Corp.:
6.60%, 04/01/40 .................. 2,585 3,541,779
6.60%, 04/01/50 .................. 2,501 3,503,747
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
1,372 1,389,150
Walmart, Inc.:
3.70%, 06/26/28 .................. 525 614,434
4.05%, 06/29/48 .................. 1,420 1,845,537
27,649,416
Food Products — 0.5%
Chobani LLC
(b)
:
7.50%, 04/15/25 .................. 3,417 3,506,765
4.63%, 11/15/28 .................. 2,015 2,021,649
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 1,389 1,472,340
General Mills, Inc., 4.70%, 04/17/48 ...... 46 61,574
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24 .............. 630 656,381
JBS Investments II GmbH, 7.00%, 01/15/26
(b)
. 350 373,940
JBS USA LUX SA
(b)
:
5.75%, 06/15/25 .................. 500 512,500
6.75%, 02/15/28 .................. 1,906 2,088,571
6.50%, 04/15/29 .................. 5,347 6,009,386
5.50%, 01/15/30 .................. 1,185 1,288,688
Knight Castle Investments Ltd., 7.99%,
01/23/21 ...................... 231 163,866
Kraft Heinz Foods Co.:
3.88%, 05/15/27
(b)
................. 360 380,829
3.75%, 04/01/30
(b)
................. 1,600 1,681,120
4.25%, 03/01/31
(b)
................. 8,021 8,703,998
5.00%, 07/15/35 .................. 837 964,679
6.88%, 01/26/39 .................. 2,541 3,399,316
4.63%, 10/01/39
(b)
................. 1,024 1,098,049
6.50%, 02/09/40 .................. 1,215 1,543,044
5.00%, 06/04/42 .................. 3,010 3,307,895
5.20%, 07/15/45 .................. 986 1,092,316
4.38%, 06/01/46 .................. 5,471 5,615,926
4.88%, 10/01/49
(b)
................. 9,661 10,214,016
5.50%, 06/01/50
(b)
................. 9,325 10,631,656
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 .................. 400 413,000
4.88%, 11/01/26 .................. 800 830,888
4.88%, 05/15/28 .................. 2,111 2,287,258
Mondelez International, Inc., 2.13%, 04/13/23 120 124,378
Pilgrim's Pride Corp.
(b)
:
5.75%, 03/15/25 .................. 1,220 1,248,975
5.88%, 09/30/27 .................. 900 950,742
Post Holdings, Inc.
(b)
:
5.00%, 08/15/26 .................. 3,346 3,469,802
5.75%, 03/01/27 .................. 1,500 1,571,565
5.63%, 01/15/28 .................. 2,142 2,259,810
4.63%, 04/15/30 .................. 1,413 1,451,857
Premier Foods Finance plc, 6.25%, 10/15/23 . GBP 400 529,860
Sigma Holdco BV, 7.88%, 05/15/26
(b)
...... USD 200 197,000
Simmons Foods, Inc.
(b)
:
7.75%, 01/15/24 .................. 2,959 3,084,757
Security
Par (000)
Par (000) Value
Food Products (continued)
5.75%, 11/01/24 .................. USD 385 $ 380,669
Tereos Finance Groupe I SA, 7.50%, 10/30/25 EUR 650 745,970
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... USD 695 695,869
87,030,904
Gas Utilities — 0.1%
AmeriGas Partners LP:
5.63%, 05/20/24 .................. 550 584,375
5.88%, 08/20/26 .................. 250 273,842
5.75%, 05/20/27 .................. 750 821,828
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 455 456,897
China Oil & Gas Group Ltd., 5.50%, 01/25/23 . 630 646,065
Ferrellgas LP, 10.00%, 04/15/25
(b)
........ 771 841,354
Infraestructura Energetica Nova SAB de CV,
4.75%, 01/15/51
(b)
................ 5,235 4,882,292
Promigas SA ESP, 3.75%, 10/16/29
(b)
...... 925 938,586
Suburban Propane Partners LP, 5.88%,
03/01/27 ...................... 800 824,000
10,269,239
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
4.75%, 11/30/36 .................. 600 799,658
6.15%, 11/30/37 .................. 240 370,421
4.90%, 11/30/46 .................. 245 344,905
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
... 5,917 6,131,195
Becton Dickinson and Co.:
2.89%, 06/06/22 .................. 1,400 1,448,197
3.73%, 12/15/24 .................. 1,925 2,122,948
3.70%, 06/06/27 .................. 2,175 2,463,765
4.69%, 12/15/44 .................. 450 550,614
3.79%, 05/20/50 .................. 1 1,114
DH Europe Finance II SARL, 2.05%, 11/15/22 715 737,623
Hologic, Inc.
(b)
:
4.63%, 02/01/28 .................. 1,469 1,535,105
3.25%, 02/15/29 .................. 2,023 2,033,115
Medtronic, Inc., 4.38%, 03/15/35 ........ 625 834,474
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 .................. 7,724 8,148,820
7.25%, 02/01/28 .................. 5,356 5,597,020
Teleflex, Inc.:
4.63%, 11/15/27 .................. 350 369,084
4.25%, 06/01/28
(b)
................. 2,654 2,773,430
36,261,488
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23 .................. 758 760,843
5.50%, 07/01/28
(b)
................. 1,251 1,301,040
5.00%, 04/15/29
(b)
................. 734 756,240
AdaptHealth LLC, 6.13%, 08/01/28
(b)
...... 2,064 2,143,980
Aetna, Inc., 4.75%, 03/15/44 ........... 550 669,076
AHP Health Partners, Inc., 9.75%, 07/15/26
(b)
. 3,118 3,305,080
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 981 968,737
Anthem, Inc.:
2.38%, 01/15/25 .................. 105 111,375
4.65%, 01/15/43 .................. 650 814,874
3.70%, 09/15/49 .................. 1,050 1,190,590
3.13%, 05/15/50 .................. 410 422,264
Centene Corp.:
5.38%, 06/01/26
(b)
................. 4,601 4,841,218
5.38%, 08/15/26
(b)
................. 3,292 3,481,290
4.25%, 12/15/27 .................. 2,223 2,340,152
4.63%, 12/15/29 .................. 3,015 3,282,536
3.00%, 10/15/30 .................. 3,542 3,678,201

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Cigna Corp.:
4.13%, 11/15/25 .................. USD 1,200 $ 1,372,483
4.90%, 12/15/48 .................. 860 1,111,576
3.40%, 03/15/50 .................. 155 163,054
CommonSpirit Health:
2.78%, 10/01/30 .................. 225 224,619
3.91%, 10/01/50 .................. 440 432,140
Community Health Systems, Inc.:
6.25%, 03/31/23 .................. 2,230 2,210,488
8.63%, 01/15/24
(b)
................. 3,338 3,388,070
6.63%, 02/15/25
(b)
................. 7,425 7,240,860
8.00%, 03/15/26
(b)
................. 10,138 10,178,552
CVS Health Corp.:
3.50%, 07/20/22 .................. 2,370 2,480,714
4.10%, 03/25/25 .................. 391 440,821
1.30%, 08/21/27 .................. 760 746,889
4.30%, 03/25/28 .................. 3,600 4,168,778
4.78%, 03/25/38 .................. 761 919,145
2.70%, 08/21/40 .................. 235 224,355
5.13%, 07/20/45 .................. 700 886,016
5.05%, 03/25/48 .................. 800 1,014,625
DaVita, Inc.
(b)
:
4.63%, 06/01/30 .................. 1,100 1,118,860
3.75%, 02/15/31 .................. 645 620,006
Encompass Health Corp.:
4.50%, 02/01/28 .................. 220 225,306
4.75%, 02/01/30 .................. 285 296,862
4.63%, 04/01/31 .................. 623 641,690
HCA, Inc.:
5.88%, 05/01/23 .................. 300 326,250
5.00%, 03/15/24 .................. 1,300 1,454,519
5.38%, 02/01/25 .................. 3,820 4,230,001
5.88%, 02/15/26 .................. 1,000 1,130,000
5.38%, 09/01/26 .................. 4,910 5,517,612
5.63%, 09/01/28 .................. 2,414 2,809,775
5.88%, 02/01/29 .................. 2,745 3,229,465
4.13%, 06/15/29 .................. 225 255,334
3.50%, 09/01/30 .................. 10,034 10,260,664
5.50%, 06/15/47 .................. 850 1,058,550
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 .................. 1,540 1,628,550
4.38%, 02/15/27 .................. 1,962 1,941,811
MEDNAX, Inc.
(b)
:
5.25%, 12/01/23 .................. 1,407 1,417,553
6.25%, 01/15/27 .................. 1,507 1,555,525
Molina Healthcare, Inc.:
5.38%, 11/15/22
(d)
................. 1,545 1,605,479
4.88%, 06/15/25
(b)
................. 640 652,800
4.38%, 06/15/28
(b)
................. 2,244 2,300,100
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 1,478 1,489,528
Providence Service Corp. (The), 5.88%,
11/15/25
(b)
..................... 976 993,080
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 444 478,410
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 1,830 1,930,650
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 .................. 4,077 4,015,845
10.00%, 04/15/27 ................. 2,697 2,879,048
Sutter Health:
Series 20A, 2.29%, 08/15/30 ......... 400 400,972
Series 20A, 3.36%, 08/15/50 ......... 244 242,901
Synlab Bondco plc, (EURIBOR 3 Month +
4.75%), 4.75%, 07/01/25
(a)
........... EUR 1,440 1,685,297
Team Health Holdings, Inc., 6.38%, 02/01/25
(b)
USD 432 265,982
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. USD 1,132 $ 1,151,133
4.63%, 09/01/24
(b)
................. 1,371 1,403,575
7.50%, 04/01/25
(b)
................. 1,589 1,711,687
5.13%, 05/01/25 .................. 990 979,803
4.88%, 01/01/26
(b)
................. 6,387 6,479,168
6.25%, 02/01/27
(b)
................. 3,296 3,422,253
5.13%, 11/01/27
(b)
................. 7,341 7,559,028
4.63%, 06/15/28
(b)
................. 876 888,045
6.13%, 10/01/28
(b)
................. 2,505 2,429,850
UnitedHealth Group, Inc.:
3.50%, 08/15/39 .................. 775 889,075
2.75%, 05/15/40 .................. 345 361,184
4.75%, 07/15/45 .................. 700 949,436
4.25%, 06/15/48 .................. 1,100 1,405,888
4.45%, 12/15/48 .................. 525 696,577
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 2,319 2,452,343
West Street Merger Sub, Inc., 6.38%,
09/01/25
(b)
..................... 2,364 2,399,460
161,107,611
Health Care Technology — 0.1%
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 .................. 1,657 1,717,307
5.00%, 05/15/27 .................. 5,684 5,953,990
7,671,297
Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC
(b)
:
4.25%, 05/15/24 .................. 1,152 1,175,616
5.75%, 04/15/25 .................. 2,567 2,735,190
5.00%, 10/15/25 .................. 3,694 3,787,827
3.88%, 01/15/28 .................. 3,660 3,687,450
4.38%, 01/15/28 .................. 1,674 1,694,925
3.50%, 02/15/29 .................. 998 990,515
4.00%, 10/15/30 .................. 1,820 1,808,625
Accor SA, (EUR Swap Annual 5 Year + 4.56%),
4.37%
(a)(j)
..................... EUR 200 210,848
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................. USD 991 1,084,848
6.38%, 04/01/26 .................. 1,477 1,532,505
4.75%, 12/01/27 .................. 1,104 1,073,651
Boyne USA, Inc., 7.25%, 05/01/25
(b)
...... 657 686,565
Burger King France SAS, 6.00%, 05/01/24 .. EUR 500 547,515
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 .................. USD 11,804 12,091,641
8.13%, 07/01/27 .................. 7,604 7,936,257
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 4,319 4,429,696
Carnival Corp.:
11.50%, 04/01/23
(b)
................ 3,790 4,162,709
10.13%, 02/01/26 ................. EUR 104 127,028
10.50%, 02/01/26
(b)
................ USD 771 834,607
9.88%, 08/01/27
(b)
................. 1,340 1,392,763
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 982 1,006,550
Cedar Fair LP
(b)
:
5.50%, 05/01/25 .................. 5,328 5,394,600
6.50%, 10/01/28 .................. 435 424,125
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 7,323 7,583,882
4.75%, 01/15/28 .................. 4,310 4,374,650
Cirsa Finance International SARL:
7.88%, 12/20/23
(b)
................. 1,417 1,282,385
4.75%, 05/22/25 .................. EUR 1,133 1,101,823
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21
(e)(k)
................ 700 391,322

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.63%, 11/01/21
(b)(e)(k)
............... USD 500 $ 243,000
10.75%, 09/30/23
(d)
................ EUR 289 338,267
CPUK Finance Ltd.:
4.25%, 08/28/22 .................. GBP 156 197,819
4.88%, 08/28/25 .................. 419 493,282
Dave & Buster's, Inc., 7.63%, 11/01/25
(b)
.... USD 1,649 1,618,081
Diamond Resorts International, Inc., 7.75%,
09/01/23
(b)
..................... 300 281,671
Fortune Star BVI Ltd.:
5.95%, 01/29/23 .................. 630 640,040
6.75%, 07/02/23 .................. 10,490 10,860,428
6.85%, 07/02/24 .................. 1,558 1,616,912
5.95%, 10/19/25 .................. 605 607,458
Gamma Bidco SpA, 6.25%, 07/15/25 ...... EUR 1,039 1,159,897
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... USD 5,941 5,030,661
Greene King Finance plc, Series B2, (LIBOR
GBP 3 Month + 2.08%), 2.14%, 03/15/36
(a)
. GBP 100 85,525
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24 .................. USD 2,262 2,249,559
5.38%, 05/01/25
(b)
................. 1,228 1,268,991
5.13%, 05/01/26 .................. 6,361 6,440,513
5.75%, 05/01/28
(b)
................. 1,614 1,691,803
4.88%, 01/15/30 .................. 4,382 4,507,982
Hilton Worldwide Finance LLC:
4.63%, 04/01/25 .................. 1,373 1,385,714
4.88%, 04/01/27 .................. 1,175 1,188,659
InterContinental Hotels Group plc, 3.38%,
10/08/28 ...................... GBP 625 811,419
International Game Technology plc:
3.50%, 07/15/24 .................. EUR 800 901,208
6.50%, 02/15/25
(b)
................. USD 1,000 1,070,000
3.50%, 06/15/26 .................. EUR 200 219,433
5.25%, 01/15/29
(b)
................. USD 560 554,400
IRB Holding Corp., 7.00%, 06/15/25
(b)
..... 490 522,210
Jacobs Entertainment, Inc., 7.88%, 02/01/24
(b)
40 39,200
KFC Holding Co., 4.75%, 06/01/27
(b)
...... 525 543,304
Las Vegas Sands Corp.:
2.90%, 06/25/25 .................. 120 119,010
3.50%, 08/18/26 .................. 351 355,282
3.90%, 08/08/29 .................. 322 321,527
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(b)
................. 620 646,350
6.50%, 09/15/26 .................. 248 255,440
4.75%, 01/15/28 .................. 325 309,562
McDonald's Corp.:
1.45%, 09/01/25 .................. 75 77,266
4.88%, 12/09/45 .................. 880 1,143,648
4.45%, 09/01/48 .................. 425 528,345
Melco Resorts Finance Ltd.:
5.25%, 04/26/26 .................. 9,061 9,106,305
5.63%, 07/17/27 .................. 630 638,663
5.38%, 12/04/29 .................. 431 415,376
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 184,000
MGM China Holdings Ltd.:
5.25%, 06/18/25 .................. 4,566 4,573,134
5.88%, 05/15/26 .................. 3,334 3,371,508
MGM Resorts International:
7.75%, 03/15/22 .................. 5,598 5,879,719
6.00%, 03/15/23 .................. 5,798 6,015,425
5.75%, 06/15/25 .................. 261 271,199
4.63%, 09/01/26 .................. 261 256,515
4.75%, 10/15/28 .................. 581 567,927
NCL Corp. Ltd., 10.25%, 02/01/26
(b)
....... 701 722,030
NH Hotel Group SA, 3.75%, 10/01/23 ..... EUR 463 497,579
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... USD 820 $ 852,907
Powdr Corp., 6.00%, 08/01/25
(b)
......... 1,090 1,099,047
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................. 935 1,019,627
9.13%, 06/15/23 .................. 1,114 1,159,953
11.50%, 06/01/25 ................. 3,350 3,831,562
Scientific Games International, Inc.:
8.63%, 07/01/25
(b)
................. 1,982 2,060,646
5.00%, 10/15/25
(b)
................. 2,379 2,387,921
3.38%, 02/15/26 .................. EUR 200 217,790
8.25%, 03/15/26
(b)
................. USD 2,944 2,986,364
7.00%, 05/15/28
(b)
................. 1,055 1,047,942
7.25%, 11/15/29
(b)
................. 475 471,162
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
..................... 979 1,027,950
Silversea Cruise Finance Ltd., 7.25%,
02/01/25
(b)
..................... 500 503,275
Sisal Group SpA, 7.00%, 07/31/23 ....... EUR 935 1,062,138
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 7,035 7,448,306
Stars Group Holdings BV, 7.00%, 07/15/26
(b)
. 500 528,563
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 .................. GBP 611 728,227
8.25%, 07/31/25 .................. 700 841,103
Studio City Finance Ltd.:
7.25%, 02/11/24 .................. USD 3,360 3,447,150
6.00%, 07/15/25 .................. 1,000 1,001,250
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 954 1,001,700
VOC Escrow Ltd., 5.00%, 02/15/28
(b)
...... 600 519,222
Wyndham Destinations, Inc.:
6.63%, 07/31/26
(b)
................. 1,041 1,107,572
6.00%, 04/01/27
(d)
................. 500 515,000
4.63%, 03/01/30
(b)
................. 134 128,305
Wyndham Hotels & Resorts, Inc.
(b)
:
5.38%, 04/15/26 .................. 150 151,875
4.38%, 08/15/28 .................. 1,130 1,123,129
Wynn Las Vegas LLC
(b)
:
4.25%, 05/30/23 .................. 300 286,125
5.50%, 03/01/25 .................. 800 766,000
5.25%, 05/15/27 .................. 3,068 2,853,240
Wynn Macau Ltd.:
4.88%, 10/01/24 .................. 630 614,250
5.50%, 01/15/26 .................. 6,674 6,465,438
5.50%, 10/01/27 .................. 2,279 2,133,030
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 .................. 1,605 1,688,821
5.13%, 10/01/29 .................. 4,653 4,455,248
Yum! Brands, Inc.:
7.75%, 04/01/25
(b)
................. 3,512 3,857,757
4.75%, 01/15/30
(b)
................. 4,322 4,646,150
3.63%, 03/15/31 .................. 753 738,881
5.35%, 11/01/43 .................. 48 52,200
223,200,190
Household Durables — 0.4%
Beazer Homes USA, Inc.:
5.88%, 10/15/27 .................. 1,200 1,218,000
7.25%, 10/15/29 .................. 1,060 1,139,182
Brookfield Residential Properties, Inc.
(b)
:
6.25%, 09/15/27 .................. 3,525 3,612,067
4.88%, 02/15/30 .................. 2,034 1,932,300
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
1,429 1,507,595
Century Communities, Inc.:
5.88%, 07/15/25 .................. 500 515,000
6.75%, 06/01/27 .................. 100 106,500
DR Horton, Inc., 2.55%, 12/01/20 ........ 600 600,896

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Household Durables (continued)
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... USD 2,464 $ 2,488,640
KB Home:
6.88%, 06/15/27 .................. 1,225 1,445,500
4.80%, 11/15/29 .................. 1,085 1,171,800
Lennar Corp.:
6.25%, 12/15/21 .................. 2,060 2,111,500
4.13%, 01/15/22 .................. 425 435,094
4.75%, 11/15/22
(d)
................. 450 473,038
4.88%, 12/15/23 .................. 2,383 2,581,385
4.75%, 05/30/25 .................. 532 583,681
5.25%, 06/01/26 .................. 2,707 3,072,986
4.75%, 11/29/27 .................. 1,257 1,439,265
M/I Homes, Inc., 4.95%, 02/01/28 ........ 685 708,975
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 .................. 520 549,900
4.63%, 03/01/30 .................. 2,361 2,396,415
MDC Holdings, Inc., 6.00%, 01/15/43 ...... 750 937,837
Meritage Homes Corp., 5.13%, 06/06/27 .... 1,995 2,204,475
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
910 915,688
Newell Brands, Inc.:
4.88%, 06/01/25 .................. 879 951,781
4.70%, 04/01/26
(d)
................. 500 532,500
5.87%, 04/01/36
(d)
................. 200 234,000
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
3,390 3,575,094
PulteGroup, Inc.:
5.50%, 03/01/26 .................. 1,485 1,715,175
5.00%, 01/15/27 .................. 2,005 2,295,725
7.88%, 06/15/32 .................. 135 191,025
6.38%, 05/15/33 .................. 3,229 4,116,975
Shea Homes LP
(b)
:
4.75%, 02/15/28 .................. 1,085 1,095,850
4.75%, 04/01/29 .................. 280 284,200
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 .................. 300 331,500
5.75%, 01/15/28 .................. 315 349,650
5.13%, 08/01/30 .................. 917 995,569
Tempur Sealy International, Inc., 5.50%,
06/15/26 ...................... 500 519,990
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 80 87,346
TopBuild Corp., 5.63%, 05/01/26
(b)
....... 400 410,000
TRI Pointe Group, Inc.:
5.88%, 06/15/24 .................. 1,665 1,801,322
5.25%, 06/01/27 .................. 2,600 2,795,000
5.70%, 06/15/28 .................. 548 608,280
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 1,858 1,869,612
58,908,313
Household Products — 0.1%
Central Garden & Pet Co., 4.13%, 10/15/30 .. 1,343 1,359,788
Energizer Holdings, Inc.
(b)
:
7.75%, 01/15/27 .................. 1,016 1,097,280
4.75%, 06/15/28 .................. 1,892 1,947,095
4.38%, 03/31/29 .................. 108 109,026
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
..................... 1,630 1,635,603
Spectrum Brands, Inc.
(b)
:
5.00%, 10/01/29 .................. 340 360,400
5.50%, 07/15/30 .................. 1,446 1,547,220
8,056,412
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.:
6.00%, 05/15/26 .................. 295 309,107
5.13%, 09/01/27 .................. 360 386,130
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Calpine Corp.
(b)
:
5.25%, 06/01/26 .................. USD 5,355 $ 5,500,228
4.50%, 02/15/28 .................. 7,192 7,317,860
5.13%, 03/15/28 .................. 11,071 11,415,363
4.63%, 02/01/29 .................. 3,511 3,545,092
5.00%, 02/01/31 .................. 4,994 5,098,624
Clearway Energy Operating LLC:
5.75%, 10/15/25 .................. 1,615 1,691,713
4.75%, 03/15/28
(b)
................. 4,113 4,323,791
Exelon Generation Co. LLC, 3.40%, 03/15/22 . 1,400 1,449,228
InterGen NV, 7.00%, 06/30/23
(b)
......... 500 472,500
Talen Energy Supply LLC
(b)
:
10.50%, 01/15/26 ................. 440 300,025
7.25%, 05/15/27 .................. 150 150,309
6.63%, 01/15/28 .................. 680 649,400
42,609,370
Industrial Conglomerates — 0.1%
Alfa SAB de CV:
6.88%, 03/25/44
(b)
................. 1,506 1,758,020
6.88%, 03/25/44 .................. 774 903,524
General Electric Co.:
3.15%, 09/07/22 .................. 500 521,488
5.88%, 01/14/38 .................. 650 782,874
6.88%, 01/10/39 .................. 225 297,954
4.25%, 05/01/40 .................. 3,018 3,181,141
4.35%, 05/01/50 .................. 2,881 3,069,389
Honeywell International, Inc.:
2.30%, 08/15/24 .................. 190 201,927
2.70%, 08/15/29 .................. 725 798,696
1.95%, 06/01/30 .................. 300 312,689
Roper Technologies, Inc.:
3.65%, 09/15/23 .................. 350 379,002
1.00%, 09/15/25 .................. 355 357,209
1.75%, 02/15/31 .................. 965 951,918
13,515,831
Insurance — 0.5%
Achmea BV, (EURIBOR Swap Rate 5 Year +
4.78%), 4.62%
(a)(j)
................ EUR 300 343,717
Acrisure LLC, 8.13%, 02/15/24
(b)
......... USD 945 988,238
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 .................. 8,504 8,440,220
6.75%, 10/15/27 .................. 12,596 13,225,800
American International Group, Inc., 4.50%,
07/16/44 ...................... 420 503,981
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
.... 629 671,457
Aon Corp., 3.75%, 05/02/29 ........... 550 633,968
Aon plc, 4.60%, 06/14/44 ............. 575 734,393
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 0.00% PIK), 01/15/27
(b)(i)
.......... 500 495,000
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(j)
....... 4,260 4,526,250
Assicurazioni Generali SpA
(a)
:
(EURIBOR 3 Month + 4.50%), 4.60%
(j)
... EUR 500 614,353
(EURIBOR 3 Month + 5.35%), 5.50%,
10/27/47 ..................... 3,570 4,840,802
ELM BV for Swiss Re Ltd., 3.25%, 06/13/24
(h)
. USD 400 411,872
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(j)
..................... 760 712,499
Galaxy Bidco Ltd., 6.50%, 07/31/26 ....... GBP 567 750,948
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. USD 2,239 2,390,132
Hartford Financial Services Group, Inc. (The),
(LIBOR USD 3 Month + 2.13%), 2.41%,
02/12/47
(a)(b)
.................... 13,425 11,714,008

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Insurance (continued)
Heungkuk Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.47%), 4.48%
(a)(j)
............ USD 1,721 $ 1,721,000
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 1,436 1,428,820
HUB International Ltd., 7.00%, 05/01/26
(b)
... 9,688 9,930,200
KDB Life Insurance Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.66%), 7.50%
(a)(j)
............... 3,000 2,908,125
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.62%
(a)(j)
................ GBP 2,875 3,799,203
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.62%, 05/23/59
(a)
..... EUR 300 343,789
Marsh & McLennan Cos., Inc.:
3.88%, 03/15/24 .................. USD 1,283 1,415,171
3.50%, 06/03/24 .................. 517 563,813
4.38%, 03/15/29 .................. 1,390 1,672,431
Nationwide Financial Services, Inc., 6.75%,
05/15/37 ...................... 900 1,059,306
NFP Corp., 6.88%, 08/15/28
(b)
.......... 4,691 4,550,270
Prudential Financial, Inc., 4.35%, 02/25/50 .. 625 750,120
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)
.... 677 738,699
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)
..................... EUR 400 471,683
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
.......... USD 775 908,702
Travelers Cos., Inc. (The), 2.55%, 04/27/50 .. 160 157,567
Union Life Insurance Co. Ltd., 3.00%, 09/19/21 708 665,299
Unipol Gruppo SpA, 3.25%, 09/23/30 ...... EUR 950 1,113,140
Willis North America, Inc., 2.95%, 09/15/29 .. USD 120 130,666
86,325,642
Interactive Media & Services — 0.1%
Adevinta ASA:
2.63%, 11/15/25 .................. EUR 565 656,711
3.00%, 11/15/27 .................. 399 467,958
Alphabet, Inc.:
1.90%, 08/15/40 .................. USD 470 443,647
2.05%, 08/15/50 .................. 435 392,261
Rackspace Technology Global, Inc., 8.63%,
11/15/24
(b)
..................... 2,722 2,834,282
Tencent Holdings Ltd., 2.39%, 06/03/30
(b)
... 4,967 5,026,952
TripAdvisor, Inc., 7.00%, 07/15/25
(b)
....... 125 130,031
Twitter, Inc., 3.88%, 12/15/27
(b)
.......... 964 1,011,043
10,962,885
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.:
3.15%, 08/22/27 .................. 1,525 1,728,797
3.88%, 08/22/37 .................. 1,075 1,318,512
2.50%, 06/03/50 .................. 360 356,781
2.70%, 06/03/60 .................. 180 182,972
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 2,657 2,627,109
Booking Holdings, Inc., 4.10%, 04/13/25 .... 522 584,940
eBay, Inc., 2.75%, 01/30/23 ........... 870 909,488
Expedia Group, Inc.
(b)
:
3.60%, 12/15/23 .................. 715 735,220
6.25%, 05/01/25 .................. 9,624 10,583,201
4.63%, 08/01/27 .................. 1,355 1,420,845
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
..................... 1,328 1,391,080
GrubHub Holdings, Inc., 5.50%, 07/01/27
(b)
.. 1,200 1,248,000
Match Group Holdings II LLC
(b)
:
4.63%, 06/01/28 .................. 2,897 2,999,409
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
5.63%, 02/15/29 .................. USD 1,965 $ 2,117,288
4.13%, 08/01/30 .................. 2,845 2,905,456
QVC, Inc.:
4.38%, 03/15/23 .................. 200 207,250
4.85%, 04/01/24 .................. 200 208,500
4.45%, 02/15/25 .................. 1,000 1,022,500
4.75%, 02/15/27 .................. 1,500 1,530,472
4.38%, 09/01/28 .................. 345 345,259
Very Group Funding plc (The), 7.75%, 11/15/22 GBP 300 379,225
34,802,304
IT Services — 0.4%
21Vianet Group, Inc., 7.88%, 10/15/21 ..... USD 5,755 5,871,899
Banff Merger Sub, Inc.:
8.38%, 09/01/26 .................. EUR 720 852,300
9.75%, 09/01/26
(b)
................. USD 10,845 11,399,180
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
2,787 2,821,838
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
. 4,075 4,136,125
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 .................. 968 960,740
5.63%, 09/15/28 .................. 1,094 1,104,940
Centurion Bidco SpA, 5.88%, 09/30/26 ..... EUR 785 890,582
Cogent Communications Group, Inc., 5.38%,
03/01/22
(b)
..................... USD 210 213,675
Fidelity National Information Services, Inc.,
3.00%, 08/15/26 ................. 450 497,638
Fiserv, Inc.:
4.75%, 06/15/21 .................. 1,000 1,018,558
3.50%, 07/01/29 .................. 10 11,226
2.65%, 06/01/30 .................. 755 801,923
4.40%, 07/01/49 .................. 225 278,640
Gartner, Inc.
(b)
:
4.50%, 07/01/28 .................. 3,456 3,607,926
3.75%, 10/01/30 .................. 3,729 3,813,275
Global Payments, Inc.:
3.80%, 04/01/21 .................. 165 166,906
3.20%, 08/15/29 .................. 1,850 2,002,124
4.15%, 08/15/49 .................. 475 550,413
International Business Machines Corp.:
4.00%, 06/20/42 .................. 25 29,751
4.25%, 05/15/49 .................. 2,455 3,031,888
2.95%, 05/15/50 .................. 130 130,674
KBR, Inc., 4.75%, 09/30/28
(b)
........... 1,079 1,092,714
Mastercard, Inc., 3.85%, 03/26/50 ........ 300 373,443
PayPal Holdings, Inc.:
1.65%, 06/01/25 .................. 455 470,111
3.25%, 06/01/50 .................. 805 868,884
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 2,077 2,132,165
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ 2,440 2,556,046
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 .................. 1,215 1,272,712
6.75%, 06/01/25 .................. 6,593 6,690,247
Unisys Corp., 6.88%, 11/01/27
(b)
......... 995 1,029,825
United Group BV:
4.88%, 07/01/24 .................. EUR 866 1,007,175
3.63%, 02/15/28 .................. 430 466,236
VeriSign, Inc.:
4.63%, 05/01/23 .................. USD 500 505,185
5.25%, 04/01/25 .................. 350 392,149
4.75%, 07/15/27 .................. 2,690 2,851,400
Visa, Inc., 3.65%, 09/15/47 ............ 350 429,812
WEX, Inc., 4.75%, 02/01/23
(b)
.......... 1,901 1,901,000
68,231,325

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................. USD 3,622 $ 3,809,439
5.88%, 12/15/27
(b)
................. 4,409 4,791,260
6.20%, 10/01/40 .................. 134 140,030
5.45%, 11/01/41 .................. 613 615,397
9,356,126
Life Sciences Tools & Services — 0.1%
Avantor, Inc., 6.00%, 10/01/24
(b)
......... 8,760 9,153,324
Charles River Laboratories International, Inc.
(b)
:
5.50%, 04/01/26 .................. 2,826 2,953,170
4.25%, 05/01/28 .................. 2,053 2,145,385
Thermo Fisher Scientific, Inc., 2.60%, 10/01/29 700 760,708
15,012,587
Machinery — 0.2%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
.. 360 378,000
Colfax Corp., 6.38%, 02/15/26
(b)
......... 2,457 2,585,992
Deere & Co., 3.75%, 04/15/50 .......... 325 402,545
EnPro Industries, Inc., 5.75%, 10/15/26 .... 559 588,347
Grinding Media, Inc., 7.38%, 12/15/23
(b)
.... 3,167 3,198,670
Husky III Holding Ltd., 0.00%, (0.00% Cash or
13.75% PIK), 02/15/25
(b)(i)
........... 1,968 2,081,160
Mueller Water Products, Inc., 5.50%, 06/15/26
(b)
1,329 1,372,698
Navistar International Corp.
(b)
:
9.50%, 05/01/25 .................. 975 1,080,422
6.63%, 11/01/25 .................. 3,340 3,453,393
Novafives SAS, 5.00%, 06/15/25 ........ EUR 787 666,353
Otis Worldwide Corp.:
2.57%, 02/15/30 .................. USD 625 665,325
3.36%, 02/15/50 .................. 110 119,406
Platin 1426 GmbH, 5.38%, 06/15/23 ...... EUR 288 313,952
RBS Global, Inc., 4.88%, 12/15/25
(b)
...... USD 4,376 4,464,439
Rebecca Bidco GmbH, 5.75%, 07/15/25 .... EUR 503 585,087
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. USD 818 874,238
Terex Corp., 5.63%, 02/01/25
(b)
......... 2,326 2,360,890
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 3,493 3,484,267
Vertical Holdco GmbH, 7.63%, 07/15/28
(b)
... 1,306 1,354,975
Vertical Midco GmbH, 4.38%, 07/15/27 .... EUR 748 879,870
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
.. USD 6,365 6,550,858
37,460,887
Marine — 0.0%
CMA CGM SA:
6.50%, 07/15/22 .................. EUR 500 583,668
7.50%, 01/15/26 .................. 515 578,751
1,162,419
Media — 1.6%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... USD 1,103 1,076,804
Altice Financing SA:
2.25%, 01/15/25 .................. EUR 1,003 1,086,374
7.50%, 05/15/26
(b)
................. USD 11,885 12,404,969
3.00%, 01/15/28 .................. EUR 676 714,627
5.00%, 01/15/28
(b)
................. USD 5,748 5,575,560
Altice Finco SA, 4.75%, 01/15/28 ........ EUR 800 838,548
AMC Networks, Inc.:
4.75%, 12/15/22 .................. USD 333 333,000
5.00%, 04/01/24 .................. 670 673,142
4.75%, 08/01/25 .................. 1,561 1,557,098
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,221 1,251,525
Cable Onda SA, 4.50%, 01/30/30
(b)
....... 2,000 2,118,125
Cable One, Inc., 4.00%, 11/15/30
(b)
....... 2,081 2,112,215
Charter Communications Operating LLC:
4.46%, 07/23/22 .................. 2,670 2,829,352
Series USD, 4.50%, 02/01/24 ......... 655 724,702
Security
Par (000)
Par (000) Value
Media (continued)
4.91%, 07/23/25 .................. USD 2,670 $ 3,076,092
6.38%, 10/23/35 .................. 1,310 1,769,987
6.48%, 10/23/45 .................. 1,850 2,495,300
5.13%, 07/01/49 .................. 875 1,022,947
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 2,352 2,387,280
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 .................. 4,545 3,933,107
5.13%, 08/15/27
(b)
................. 10,640 10,320,800
Comcast Corp.:
3.70%, 04/15/24 .................. 320 352,441
3.15%, 03/01/26 .................. 2,725 3,023,086
4.15%, 10/15/28 .................. 1,632 1,940,873
2.65%, 02/01/30 .................. 1,725 1,860,032
4.60%, 10/15/38 .................. 2,050 2,612,579
4.70%, 10/15/48 .................. 1,115 1,487,819
2.80%, 01/15/51 .................. 1,225 1,211,534
4.95%, 10/15/58 .................. 550 793,787
CSC Holdings LLC:
5.88%, 09/15/22 .................. 450 474,750
5.25%, 06/01/24 .................. 4,991 5,327,892
5.50%, 05/15/26
(b)
................. 1,120 1,165,360
5.50%, 04/15/27
(b)
................. 970 1,022,138
5.38%, 02/01/28
(b)
................. 4,003 4,253,188
6.50%, 02/01/29
(b)
................. 3,885 4,310,485
5.75%, 01/15/30
(b)
................. 2,705 2,891,767
4.13%, 12/01/30
(b)
................. 4,572 4,648,718
4.63%, 12/01/30
(b)
................. 12,095 12,094,758
3.38%, 02/15/31
(b)
................. 3,078 2,960,297
Diamond Sports Group LLC
(b)
:
5.38%, 08/15/26 .................. 4,061 2,373,147
6.63%, 08/15/27 .................. 500 199,575
Discovery Communications LLC:
4.90%, 03/11/26 .................. 600 697,697
4.00%, 09/15/55
(b)
................. 266 270,352
DISH DBS Corp.:
6.75%, 06/01/21 .................. 1,476 1,505,520
5.88%, 07/15/22 .................. 13,974 14,393,220
5.00%, 03/15/23 .................. 230 231,730
5.88%, 11/15/24 .................. 2,300 2,313,880
7.75%, 07/01/26 .................. 8,793 9,320,448
7.38%, 07/01/28 .................. 895 901,713
Entercom Media Corp., 6.50%, 05/01/27
(b)
... 508 442,001
EW Scripps Co. (The), 5.13%, 05/15/25
(b)
... 700 667,625
Fox Corp.:
3.67%, 01/25/22 .................. 65 67,573
3.05%, 04/07/25 .................. 575 625,668
5.58%, 01/25/49 .................. 325 444,014
GCI LLC, 4.75%, 10/15/28
(b)
........... 933 963,043
Gray Television, Inc., 7.00%, 05/15/27
(b)
.... 505 544,769
Grupo Televisa SAB, 5.25%, 05/24/49 ..... 700 818,814
Informa plc, 2.13%, 10/06/25 ........... EUR 700 818,459
Interpublic Group of Cos., Inc. (The):
3.75%, 10/01/21 .................. USD 300 309,232
5.40%, 10/01/48 .................. 200 242,475
Lamar Media Corp., 4.00%, 02/15/30 ...... 958 966,382
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 3,713 3,945,062
Liberty Interactive LLC:
8.50%, 07/15/29 .................. 500 540,000
8.25%, 02/01/30 .................. 400 433,000
MDC Partners, Inc., 6.50%, 05/01/24
(b)
..... 1,010 966,388
Meredith Corp., 6.88%, 02/01/26 ........ 761 630,679
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 554 576,783

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Media (continued)
National CineMedia LLC, 5.88%, 04/15/28
(b)
. USD 850 $ 590,750
Nexstar Broadcasting, Inc., 5.63%, 07/15/27
(b)
700 729,750
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
3,636 3,445,146
Quebecor Media, Inc., 5.75%, 01/15/23 .... 3,380 3,628,430
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 .................. 5,201 5,215,302
6.50%, 09/15/28 .................. 8,427 8,690,344
SES SA, (EUR Swap Annual 5 Year + 5.40%),
5.62%
(a)(j)
..................... EUR 1,015 1,256,002
Sinclair Television Group, Inc.
(b)
:
5.63%, 08/01/24 .................. USD 325 324,342
5.13%, 02/15/27 .................. 948 891,712
Sirius XM Radio, Inc.
(b)
:
5.00%, 08/01/27 .................. 2,460 2,576,850
5.50%, 07/01/29 .................. 7,269 7,911,943
4.13%, 07/01/30 .................. 3,485 3,582,615
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 901 991,635
Summer BC Holdco B SARL, 5.75%, 10/31/26 2,600 2,985,206
Summer BidCo BV
(i)
:
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ..................... 338 376,214
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
.................... 754 839,641
TEGNA, Inc.:
5.50%, 09/15/24
(b)
................. USD 73 74,368
4.75%, 03/15/26
(b)
................. 585 601,088
4.63%, 03/15/28
(b)
................. 750 739,560
5.00%, 09/15/29 .................. 250 253,125
Tele Columbus AG, 3.88%, 05/02/25 ...... EUR 1,100 1,202,583
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 3,600 3,780,000
Time Warner Cable LLC:
4.13%, 02/15/21 .................. 1,000 1,002,070
4.00%, 09/01/21 .................. 850 866,663
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 .................. 4,563 4,483,148
6.63%, 06/01/27 .................. 3,993 4,037,921
UPC Holding BV:
5.50%, 01/15/28
(b)
................. 400 413,000
3.88%, 06/15/29 .................. EUR 100 112,389
UPCB Finance VII Ltd., 3.63%, 06/15/29 .... 990 1,150,305
ViacomCBS, Inc.
(a)
:
(LIBOR USD 3 Month + 3.90%), 5.87%,
02/28/57 ..................... USD 7,320 7,393,200
(LIBOR USD 3 Month + 3.90%), 6.25%,
02/28/57 ..................... 7,351 7,994,212
Videotron Ltd.:
5.00%, 07/15/22 .................. 450 471,420
5.38%, 06/15/24
(b)
................. 400 435,000
5.13%, 04/15/27
(b)
................. 569 601,717
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................. GBP 567 729,958
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ USD 5,418 5,404,509
VZ Vendor Financing BV, 2.50%, 01/31/24 .. EUR 1,281 1,454,619
Ziggo Bond Co. BV
(b)
:
6.00%, 01/15/27 .................. USD 783 812,363
5.13%, 02/28/30 .................. 2,811 2,888,302
Ziggo BV:
4.25%, 01/15/27 .................. EUR 333 397,718
5.50%, 01/15/27
(b)
................. USD 5,742 5,957,325
4.88%, 01/15/30
(b)
................. 2,410 2,498,869
256,733,621
Security
Par (000)
Par (000) Value
Metals & Mining — 0.8%
ABJA Investment Co. Pte. Ltd.:
5.95%, 07/31/24 .................. USD 6,909 $ 7,183,201
5.45%, 01/24/28 .................. 630 611,276
Alcoa Nederland Holding BV
(b)
:
6.75%, 09/30/24 .................. 500 515,625
7.00%, 09/30/26 .................. 450 473,071
Allegheny Technologies, Inc.:
7.88%, 08/15/23
(d)
................. 1,575 1,589,884
5.88%, 12/01/27 .................. 25 23,531
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 1,245 1,321,256
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 1,540 1,516,900
ArcelorMittal SA:
3.60%, 07/16/24 .................. 600 624,535
4.55%, 03/11/26 .................. 1,950 2,099,333
Arconic Corp.
(b)
:
6.00%, 05/15/25 .................. 3,235 3,425,056
6.13%, 02/15/28 .................. 2,612 2,752,095
Barrick North America Finance LLC, 5.75%,
05/01/43 ...................... 250 359,707
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 286 396,722
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 5,713 5,884,390
China Hongqiao Group Ltd., 7.13%, 07/22/22 . 1,955 1,840,144
Commercial Metals Co.:
5.75%, 04/15/26 .................. 746 770,245
5.38%, 07/15/27 .................. 104 108,420
Constellium SE
(b)
:
5.75%, 05/15/24 .................. 695 703,833
6.63%, 03/01/25 .................. 3,374 3,424,610
5.88%, 02/15/26 .................. 10,205 10,307,050
5.63%, 06/15/28 .................. 1,468 1,529,656
FMG Resources August 2006 Pty. Ltd.
(b)
:
4.75%, 05/15/22 .................. 555 567,932
5.13%, 03/15/23 .................. 360 375,750
5.13%, 05/15/24 .................. 545 583,087
4.50%, 09/15/27 .................. 595 637,203
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 .................. 3,038 3,170,912
4.63%, 08/01/30 .................. 6,229 6,649,458
5.45%, 03/15/43 .................. 10,525 11,972,187
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 3,085 3,135,131
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
..................... 4,309 4,707,583
Hudbay Minerals, Inc.
(b)
:
7.63%, 01/15/25 .................. 310 321,346
6.13%, 04/01/29 .................. 300 306,750
IAMGOLD Corp., 5.75%, 10/15/28
(b)
...... 385 385,308
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
..................... 1,835 1,919,869
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 1,215 1,301,933
JSW Steel Ltd., 5.95%, 04/18/24 ........ 630 644,175
Kaiser Aluminum Corp.
(b)
:
6.50%, 05/01/25 .................. 1,512 1,602,720
4.63%, 03/01/28 .................. 244 240,340
Mineral Resources Ltd., 8.13%, 05/01/27
(b)
.. 615 670,350
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 2,966 3,204,763
Newmont Corp.:
3.70%, 03/15/23 .................. 220 230,516
2.80%, 10/01/29 .................. 235 252,893
5.45%, 06/09/44 .................. 300 416,739
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 5,239 5,535,004
Novelis Corp.
(b)
:
5.88%, 09/30/26 .................. 5,585 5,763,050
4.75%, 01/30/30 .................. 6,768 6,863,530

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Nucor Corp.:
2.00%, 06/01/25 .................. USD 205 $ 214,308
5.20%, 08/01/43 .................. 75 101,012
Periama Holdings LLC, 5.95%, 04/19/26 .... 3,520 3,525,500
Southern Copper Corp., 5.88%, 04/23/45 ... 150 205,425
Steel Dynamics, Inc.:
2.40%, 06/15/25 .................. 95 99,685
1.65%, 10/15/27 .................. 535 531,602
SunCoke Energy Partners LP, 7.50%,
06/15/25
(b)
..................... 350 313,250
thyssenkrupp AG:
1.88%, 03/06/23 .................. EUR 637 689,950
2.88%, 02/22/24 .................. 3,476 3,751,096
2.50%, 02/25/25 .................. 100 105,722
Vale Overseas Ltd.:
6.25%, 08/10/26 .................. USD 367 435,664
3.75%, 07/08/30 .................. 2,790 2,916,917
Vedanta Resources Finance II plc:
8.00%, 04/23/23 .................. 6,094 3,804,941
9.25%, 04/23/26 .................. 1,574 985,718
Vedanta Resources Ltd.:
7.13%, 05/31/23 .................. 11,130 6,844,950
133,444,809
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
New Residential Investment Corp., 6.25%,
10/15/25
(b)
..................... 100 95,625
Starwood Property Trust, Inc.:
5.00%, 12/15/21 .................. 1,943 1,933,285
5.50%, 11/01/23
(b)
................. 392 388,488
4.75%, 03/15/25 .................. 350 339,500
2,756,898
Multiline Retail — 0.1%
Future Retail Ltd., 5.60%, 01/22/25 ....... 1,000 684,999
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23
(b)
..................... 630 625,866
Macy's, Inc., 8.38%, 06/15/25
(b)
......... 3,931 4,104,357
Marks & Spencer plc, 4.50%, 07/10/27
(d)
.... GBP 1,200 1,539,225
Nordstrom, Inc.:
8.75%, 05/15/25
(b)
................. USD 738 808,267
4.00%, 03/15/27 .................. 175 146,675
6.95%, 03/15/28 .................. 50 47,030
4.38%, 04/01/30 .................. 75 57,909
5.00%, 01/15/44 .................. 550 389,564
8,403,892
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co., 3.75%,
11/15/23 ...................... 825 899,352
CenterPoint Energy, Inc., 3.60%, 11/01/21 ... 465 479,468
Consumers Energy Co., 3.25%, 08/15/46 ... 875 949,299
Dominion Energy, Inc.:
2.72%, 08/15/21
(d)
................. 365 371,062
Series B, 2.75%, 09/15/22 ........... 1,210 1,254,222
3.90%, 10/01/25 .................. 1,120 1,268,593
DTE Energy Co.:
Series B, 2.60%, 06/15/22 ........... 180 185,942
2.25%, 11/01/22 .................. 200 206,735
NiSource, Inc.:
3.60%, 05/01/30 .................. 400 454,353
3.95%, 03/30/48 .................. 550 640,220
Sempra Energy:
3.40%, 02/01/28 .................. 1,075 1,170,815
3.80%, 02/01/38 .................. 1,025 1,143,121
9,023,182
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 3.7%
Adani Green Energy UP Ltd., 6.25%, 12/10/24 USD 600 $ 648,188
Aker BP ASA, 5.88%, 03/31/25
(b)
........ 350 361,283
Antero Midstream Partners LP:
5.38%, 09/15/24 .................. 450 420,840
5.75%, 03/01/27
(b)
................. 118 106,200
5.75%, 01/15/28
(b)
................. 2,150 1,913,500
Antero Resources Corp.:
5.13%, 12/01/22 .................. 605 560,230
5.63%, 06/01/23 .................. 300 252,000
Apache Corp.:
4.63%, 11/15/25 .................. 305 289,750
4.88%, 11/15/27 .................. 1,709 1,603,897
4.38%, 10/15/28 .................. 1,650 1,508,925
5.10%, 09/01/40 .................. 2,310 2,120,615
5.25%, 02/01/42 .................. 330 301,950
4.75%, 04/15/43 .................. 4,090 3,619,650
4.25%, 01/15/44 .................. 767 650,032
5.35%, 07/01/49 .................. 736 640,320
Ascent Resources Utica Holdings LLC, 9.00%,
11/01/27
(b)
..................... 1,145 1,110,650
Azure Power Solar Energy Pvt Ltd., 5.65%,
12/24/24 ...................... 630 661,500
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(b)
. 825 561,899
Blue Racer Midstream LLC, 6.13%, 11/15/22
(b)
500 486,250
BP Capital Markets America, Inc.:
3.19%, 04/06/25 .................. 730 798,468
3.02%, 01/16/27 .................. 582 627,931
3.63%, 04/06/30 .................. 830 934,568
1.75%, 08/10/30 .................. 560 546,175
BP Capital Markets plc
(a)(j)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38% ....................... 12,000 12,390,000
(EUR Swap Annual 5 Year + 3.88%), 3.25% EUR 550 657,840
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.17%), 4.25% .... GBP 500 672,883
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88% ....................... USD 11,025 11,516,053
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................. 1,092 1,034,670
3.95%, 12/01/26 .................. 395 366,363
4.50%, 03/01/28
(b)
................. 1,667 1,583,650
5.85%, 11/15/43 .................. 972 860,220
5.60%, 10/15/44 .................. 777 670,162
Callon Petroleum Co.:
6.25%, 04/15/23 .................. 3,379 1,317,810
6.13%, 10/01/24 .................. 176 63,360
8.25%, 07/15/25 .................. 652 179,300
6.38%, 07/01/26 .................. 1,217 292,080
Calumet Specialty Products Partners LP:
7.75%, 04/15/23 .................. 500 480,000
11.00%, 04/15/25
(b)
................ 500 483,855
Cameron LNG LLC, 3.30%, 01/15/35
(b)
..... 815 906,236
Cenovus Energy, Inc.:
3.00%, 08/15/22 .................. 1,526 1,511,410
3.80%, 09/15/23 .................. 293 297,619
5.38%, 07/15/25 .................. 3,650 3,848,439
4.25%, 04/15/27 .................. 1,100 1,119,866
6.75%, 11/15/39 .................. 1,100 1,223,107
5.40%, 06/15/47 .................. 643 634,399
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
..................... 844 310,170
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 .................. 550 622,448

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.13%, 06/30/27 .................. USD 1,485 $ 1,663,968
Cheniere Energy Partners LP:
5.25%, 10/01/25 .................. 110 111,892
5.63%, 10/01/26 .................. 4,820 4,948,212
4.50%, 10/01/29 .................. 3,421 3,487,778
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
... 9,391 9,696,208
Chevron Corp., 1.55%, 05/11/25 ......... 1,435 1,481,020
Cimarex Energy Co.:
3.90%, 05/15/27 .................. 1,475 1,549,670
4.38%, 03/15/29 .................. 350 377,160
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
.. 1,719 1,591,493
CNX Resources Corp., 7.25%, 03/14/27
(b)
... 3,644 3,844,420
Comstock Resources, Inc.:
7.50%, 05/15/25
(b)
................. 4,878 4,842,391
9.75%, 08/15/26 .................. 3,783 3,986,201
Concho Resources, Inc.:
3.75%, 10/01/27 .................. 2,000 2,216,398
4.30%, 08/15/28 .................. 585 671,584
Continental Resources, Inc.:
5.00%, 09/15/22 .................. 3,848 3,790,280
4.50%, 04/15/23 .................. 1,860 1,768,284
4.38%, 01/15/28 .................. 690 621,000
4.90%, 06/01/44 .................. 1,857 1,534,903
Crestwood Midstream Partners LP:
6.25%, 04/01/23
(d)
................. 570 552,504
5.75%, 04/01/25 .................. 75 68,625
5.63%, 05/01/27
(b)
................. 2,401 2,103,876
CrownRock LP, 5.63%, 10/15/25
(b)
....... 8,578 8,435,434
CVR Energy, Inc.
(b)
:
5.25%, 02/15/25 .................. 1,723 1,253,482
5.75%, 02/15/28 .................. 576 393,120
DCP Midstream Operating LP:
4.75%, 09/30/21
(b)
................. 600 603,000
3.88%, 03/15/23 .................. 300 298,500
5.38%, 07/15/25 .................. 1,157 1,214,850
5.63%, 07/15/27 .................. 1,700 1,761,880
6.45%, 11/03/36
(b)
................. 1,578 1,522,770
6.75%, 09/15/37
(b)
................. 5,096 4,841,200
(LIBOR USD 3 Month + 3.85%), 5.85%,
05/21/43
(a)(b)
................... 375 278,779
Devon Energy Corp., 5.60%, 07/15/41 ..... 250 257,236
Diamondback Energy, Inc.:
2.88%, 12/01/24 .................. 875 885,851
4.75%, 05/31/25 .................. 1,575 1,718,576
3.50%, 12/01/29 .................. 4,531 4,505,440
Enbridge, Inc.:
4.00%, 10/01/23 .................. 500 540,186
2.50%, 01/15/25 .................. 1,040 1,085,028
3.70%, 07/15/27 .................. 2,579 2,846,971
3.13%, 11/15/29 .................. 425 446,930
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
......... 13,675 13,606,625
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
.................... 13,910 13,917,085
Series 20-A, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.31%), 5.75%, 07/15/80
(a)
......... 8,265 8,427,583
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 .................. 1,109 1,150,588
5.50%, 01/30/26 .................. 4,452 4,474,260
5.75%, 01/30/28 .................. 4,819 4,999,712
Energy Transfer Operating LP:
5.88%, 01/15/24 .................. 3,740 4,092,117
4.90%, 02/01/24 .................. 245 261,924
5.25%, 04/15/29 .................. 2,550 2,762,677
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.75%, 05/15/30 .................. USD 340 $ 333,622
5.15%, 03/15/45 .................. 1,250 1,162,147
6.00%, 06/15/48 .................. 871 892,240
6.25%, 04/15/49 .................. 1,875 1,979,882
5.00%, 05/15/50 .................. 4,314 4,029,648
Energy Transfer Partners LP, 5.00%, 10/01/22 300 316,154
EnLink Midstream LLC, 5.38%, 06/01/29 ... 680 582,165
EnLink Midstream Partners LP:
4.40%, 04/01/24 .................. 1,979 1,794,379
4.15%, 06/01/25 .................. 1,283 1,103,649
4.85%, 07/15/26 .................. 39 33,285
5.60%, 04/01/44 .................. 1,050 648,375
5.05%, 04/01/45 .................. 156 98,280
ENN Clean Energy International Investment
Ltd., 7.50%, 02/27/21 .............. 200 202,313
Enterprise Products Operating LLC:
2.80%, 01/31/30 .................. 500 523,707
4.85%, 03/15/44 .................. 625 706,182
4.80%, 02/01/49 .................. 1,675 1,940,656
4.20%, 01/31/50 .................. 950 1,027,206
Series E, (LIBOR USD 3 Month + 3.03%),
5.25%, 08/16/77
(a)
............... 8,350 7,885,321
EOG Resources, Inc.:
4.38%, 04/15/30 .................. 300 353,024
4.95%, 04/15/50 .................. 70 86,889
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................. 1,589 1,628,725
4.13%, 12/01/26 .................. 178 167,879
6.50%, 07/01/27
(b)
................. 3,017 3,164,214
EQT Corp.:
7.88%, 02/01/25
(d)
................. 1,739 1,934,638
3.90%, 10/01/27 .................. 2,440 2,343,181
5.00%, 01/15/29
(e)
................. 1,512 1,512,000
8.75%, 02/01/30
(d)
................. 1,749 2,173,132
Extraction Oil & Gas, Inc.
(b)(e)(k)
:
7.38%, 05/15/24 .................. 2,776 673,763
5.63%, 02/01/26 .................. 3,154 766,043
Exxon Mobil Corp., 3.45%, 04/15/51 ...... 45 47,143
Genesis Energy LP:
6.00%, 05/15/23 .................. 300 272,625
6.50%, 10/01/25 .................. 1,588 1,318,040
7.75%, 02/01/28 .................. 840 697,200
Global Partners LP, 6.88%, 01/15/29
(b)
..... 500 515,275
GNL Quintero SA, 4.63%, 07/31/29 ....... 7,171 7,771,571
Greenko Dutch BV, 5.25%, 07/24/24 ...... 630 645,356
Greenko Mauritius Ltd., 6.25%, 02/21/23 ... 930 958,191
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 .................. 630 645,947
5.95%, 07/29/26 .................. 6,630 6,971,859
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 1,790 1,776,575
Hess Corp.:
4.30%, 04/01/27 .................. 925 958,012
5.60%, 02/15/41 .................. 1,000 1,070,920
5.80%, 04/01/47 .................. 200 223,011
Hess Midstream Operations LP
(b)
:
5.63%, 02/15/26 .................. 1,418 1,418,000
5.13%, 06/15/28 .................. 981 976,095
Hilcorp Energy I LP
(b)
:
5.00%, 12/01/24 .................. 100 92,500
5.75%, 10/01/25 .................. 550 508,409
6.25%, 11/01/28 .................. 220 201,533
HollyFrontier Corp., 2.63%, 10/01/23 ...... 885 878,314
HPCL-Mittal Energy Ltd.:
5.45%, 10/22/26 .................. 1,260 1,281,263
5.25%, 04/28/27 .................. 700 712,031

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
India Green Energy Holdings:
5.38%, 04/29/24
(b)
................. USD 2,900 $ 2,908,156
5.38%, 04/29/24 .................. 1,445 1,449,064
Indigo Natural Resources LLC, 6.88%,
02/15/26
(b)
..................... 4,115 4,042,987
Ithaca Energy North Sea plc, 9.38%, 07/15/24
(b)
1,225 1,065,750
Jagged Peak Energy LLC, 5.88%, 05/01/26 .. 120 123,600
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 1,535 1,582,738
Kinder Morgan Energy Partners LP:
5.00%, 10/01/21 .................. 3,000 3,086,435
6.95%, 01/15/38 .................. 286 368,457
6.38%, 03/01/41 .................. 425 520,970
5.00%, 03/01/43 .................. 1,000 1,089,843
5.40%, 09/01/44 .................. 850 967,951
Kinder Morgan, Inc.:
3.15%, 01/15/23 .................. 2,105 2,202,693
5.55%, 06/01/45 .................. 575 673,207
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
.... 5,010 5,111,766
Marathon Oil Corp.:
2.80%, 11/01/22 .................. 628 639,422
4.40%, 07/15/27 .................. 2,075 2,085,892
Marathon Petroleum Corp.:
4.50%, 05/01/23 .................. 2,150 2,313,741
4.75%, 09/15/44 .................. 49 48,207
Matador Resources Co., 5.88%, 09/15/26 ... 5,115 4,117,575
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 .. 1,890 1,830,347
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25 ...................... 3,648 3,540,840
MEG Energy Corp.
(b)
:
7.00%, 03/31/24 .................. 5,435 5,163,250
6.50%, 01/15/25 .................. 5,351 5,203,848
7.13%, 02/01/27 .................. 2,374 2,135,959
Mongolian Mining Corp., 9.25%, 04/15/24 ... 4,000 3,190,000
MPLX LP:
1.75%, 03/01/26 .................. 745 740,889
4.25%, 12/01/27 .................. 1,000 1,108,615
4.00%, 03/15/28 .................. 425 461,173
2.65%, 08/15/30 .................. 4,015 3,863,872
4.70%, 04/15/48 .................. 1,020 1,010,318
5.50%, 02/15/49 .................. 1,043 1,155,977
Murphy Oil Corp.:
4.95%, 12/01/22
(d)
................. 350 334,600
6.88%, 08/15/24 .................. 400 358,000
5.75%, 08/15/25 .................. 1,222 1,003,739
5.88%, 12/01/27 .................. 880 694,390
6.37%, 12/01/42
(d)
................. 150 111,750
Navios Maritime Acquisition Corp., 8.13%,
11/15/21
(b)
..................... 400 268,000
Neerg Energy Ltd., 6.00%, 02/13/22 ...... 2,070 2,091,347
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,568 1,364,160
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
. 7,898 8,144,181
Newfield Exploration Co.:
5.75%, 01/30/22 .................. 657 661,602
5.63%, 07/01/24 .................. 425 411,187
5.38%, 01/01/26 .................. 1,125 1,057,350
NGL Energy Partners LP, 7.50%, 11/01/23 .. 800 431,672
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 1,007 1,246,725
Noble Energy, Inc., 4.20%, 10/15/49 ...... 665 793,788
NuStar Logistics LP:
5.75%, 10/01/25 .................. 752 757,136
6.00%, 06/01/26 .................. 2,522 2,490,475
5.63%, 04/28/27 .................. 600 588,000
Occidental Petroleum Corp.:
2.70%, 08/15/22 .................. 2,060 1,904,985
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
2.70%, 02/15/23 .................. USD 704 $ 630,080
2.90%, 08/15/24 .................. 4,795 3,990,879
3.20%, 08/15/26 .................. 114 88,065
3.00%, 02/15/27 .................. 30 22,650
8.50%, 07/15/27 .................. 380 362,900
6.38%, 09/01/28 .................. 705 616,875
3.50%, 08/15/29 .................. 1,750 1,262,555
8.88%, 07/15/30 .................. 885 866,194
6.45%, 09/15/36 .................. 2,325 1,883,250
4.30%, 08/15/39 .................. 2,678 1,821,040
6.20%, 03/15/40 .................. 2,239 1,817,620
4.50%, 07/15/44 .................. 2,020 1,379,488
4.63%, 06/15/45 .................. 3,896 2,629,800
6.60%, 03/15/46 .................. 450 372,562
4.40%, 04/15/46 .................. 4,378 2,942,979
4.10%, 02/15/47 .................. 320 209,096
4.20%, 03/15/48 .................. 2,022 1,314,300
4.40%, 08/15/49 .................. 2,317 1,552,390
Ovintiv, Inc.:
8.13%, 09/15/30 .................. 25 25,941
7.20%, 11/01/31 .................. 50 49,588
7.38%, 11/01/31 .................. 75 75,475
6.50%, 08/15/34 .................. 750 704,272
6.63%, 08/15/37 .................. 50 46,126
6.50%, 02/01/38 .................. 150 137,110
Parkland Corp.
(b)
:
6.00%, 04/01/26 .................. 330 340,725
5.88%, 07/15/27 .................. 2,224 2,295,357
Parsley Energy LLC
(b)
:
5.38%, 01/15/25 .................. 1,750 1,789,375
5.25%, 08/15/25 .................. 99 101,970
5.63%, 10/15/27 .................. 2,327 2,475,346
4.13%, 02/15/28 .................. 3,356 3,492,086
PBF Holding Co. LLC:
9.25%, 05/15/25
(b)
................. 722 640,775
7.25%, 06/15/25 .................. 890 369,350
PDC Energy, Inc.:
6.13%, 09/15/24 .................. 1,560 1,517,100
6.25%, 12/01/25 .................. 1,742 1,663,610
5.75%, 05/15/26 .................. 2,733 2,575,852
Petrobras Global Finance BV:
4.38%, 05/20/23 .................. 2,579 2,737,866
5.30%, 01/27/25 .................. 13,605 15,127,059
7.38%, 01/17/27 .................. 1,740 2,099,641
7.25%, 03/17/44 .................. 1,929 2,232,215
Pioneer Natural Resources Co., 1.90%,
08/15/30 ...................... 530 496,091
Plains All American Pipeline LP:
3.55%, 12/15/29 .................. 732 701,918
3.80%, 09/15/30 .................. 1,740 1,681,988
6.65%, 01/15/37 .................. 1,305 1,386,030
5.15%, 06/01/42 .................. 515 472,046
4.30%, 01/31/43 .................. 505 419,700
4.90%, 02/15/45 .................. 1,075 969,768
Puma International Financing SA
(b)
:
5.13%, 10/06/24 .................. 350 293,999
5.00%, 01/24/26 .................. 550 448,078
QEP Resources, Inc.:
5.38%, 10/01/22 .................. 1,586 1,395,680
5.25%, 05/01/23 .................. 3,351 2,664,045
5.63%, 03/01/26 .................. 2,110 1,339,850
Range Resources Corp.:
5.88%, 07/01/22 .................. 140 140,000
5.00%, 08/15/22 .................. 2,947 2,947,000
5.00%, 03/15/23 .................. 2,095 2,032,611

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.88%, 05/15/25 .................. USD 922 $ 855,731
9.25%, 02/01/26
(b)
................. 2,400 2,544,000
Rattler Midstream LP, 5.63%, 07/15/25
(b)
.... 1,464 1,504,260
ReNew Power Ltd., 6.45%, 09/27/22 ...... 3,330 3,409,088
ReNew Power Pvt Ltd., 5.88%, 03/05/27 .... 4,485 4,574,700
ReNew Power Synthetic:
6.67%, 03/12/24
(b)
................. 630 659,334
6.67%, 03/12/24 .................. 4,901 5,129,203
Repsol International Finance BV
(a)
:
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(j)
...................... EUR 550 641,135
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(j)
...................... 325 383,243
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ................ 300 361,187
Rubis Terminal Infra SAS:
5.63%, 05/15/25 .................. 1,613 1,949,027
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24 .................. USD 975 1,097,983
5.63%, 03/01/25 .................. 1,525 1,746,008
4.50%, 05/15/30
(b)
................. 3,965 4,435,727
Santos Finance Ltd., 5.25%, 03/13/29 ..... 1,100 1,198,680
Seven Generations Energy Ltd., 5.38%,
09/30/25
(b)
..................... 495 471,359
Sinopec Group Overseas Development 2018
Ltd.
(b)
:
2.15%, 05/13/25 .................. 1,460 1,506,017
2.70%, 05/13/30 .................. 964 1,000,752
SM Energy Co.:
6.13%, 11/15/22 .................. 1,556 1,174,780
10.00%, 01/15/25
(b)
................ 4,212 4,009,298
Southwestern Energy Co.:
4.10%, 03/15/22 .................. 1,750 1,745,625
6.45%, 01/23/25
(d)
................. 1,937 1,940,632
7.50%, 04/01/26 .................. 1,802 1,834,076
7.75%, 10/01/27 .................. 350 361,812
8.38%, 09/15/28 .................. 1,264 1,320,880
Spectra Energy Partners LP, 4.50%, 03/15/45 350 382,912
Sunoco Logistics Partners Operations LP:
4.00%, 10/01/27 .................. 2,260 2,311,243
5.30%, 04/01/44 .................. 685 643,731
5.40%, 10/01/47 .................. 1,430 1,378,369
Sunoco LP:
4.88%, 01/15/23 .................. 1,832 1,845,740
5.50%, 02/15/26 .................. 2,874 2,879,389
6.00%, 04/15/27 .................. 1,260 1,302,474
5.88%, 03/15/28 .................. 436 452,350
Tallgrass Energy Partners LP
(b)
:
5.50%, 09/15/24 .................. 1,493 1,434,743
7.50%, 10/01/25 .................. 1,062 1,072,620
5.50%, 01/15/28 .................. 295 271,102
Targa Resources Partners LP:
5.25%, 05/01/23 .................. 500 499,750
4.25%, 11/15/23 .................. 1,330 1,329,860
5.13%, 02/01/25 .................. 1,692 1,696,230
5.88%, 04/15/26 .................. 3,333 3,399,660
5.38%, 02/01/27 .................. 1,036 1,041,180
6.50%, 07/15/27 .................. 400 419,000
5.00%, 01/15/28 .................. 4,494 4,437,825
6.88%, 01/15/29 .................. 2,357 2,527,883
5.50%, 03/01/30
(b)
................. 1,328 1,334,906
4.88%, 02/01/31
(b)
................. 1,840 1,795,674
TerraForm Power Operating LLC
(b)
:
4.25%, 01/31/23 .................. 1,805 1,836,587
5.00%, 01/31/28 .................. 1,080 1,185,651
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.75%, 01/15/30 .................. USD 1,445 $ 1,550,471
Transcanada Trust, Series 16-A, (LIBOR USD 3
Month + 4.64%), 5.87%, 08/15/76
(a)
..... 31,704 33,691,841
UGI International LLC, 3.25%, 11/01/25 .... EUR 500 591,060
Valero Energy Corp.:
2.70%, 04/15/23 .................. USD 425 437,310
1.20%, 03/15/24 .................. 1,250 1,224,493
2.85%, 04/15/25 .................. 625 640,251
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
. 1,695 1,730,086
Western Midstream Operating LP:
4.00%, 07/01/22 .................. 215 215,000
4.10%, 02/01/25
(d)
................. 681 641,584
3.95%, 06/01/25 .................. 884 826,540
4.65%, 07/01/26 .................. 691 663,360
4.75%, 08/15/28 .................. 455 425,425
5.05%, 02/01/30
(d)
................. 2,597 2,463,683
5.45%, 04/01/44 .................. 1,420 1,207,000
5.30%, 03/01/48 .................. 4,568 3,677,240
5.50%, 08/15/48 .................. 517 416,185
6.25%, 02/01/50
(d)
................. 1,656 1,521,119
Williams Cos., Inc. (The):
3.60%, 03/15/22 .................. 1,000 1,033,889
3.70%, 01/15/23 .................. 960 1,011,095
4.55%, 06/24/24 .................. 1,425 1,571,922
5.10%, 09/15/45 .................. 840 935,735
WPX Energy, Inc.:
8.25%, 08/01/23 .................. 2,610 2,929,725
5.25%, 09/15/24 .................. 1,485 1,536,975
5.75%, 06/01/26 .................. 1,038 1,066,026
5.25%, 10/15/27 .................. 432 433,257
5.88%, 06/15/28 .................. 1,742 1,781,195
4.50%, 01/15/30 .................. 1,336 1,282,560
Yankuang Group Cayman Ltd., 4.75%, 11/30/20 1,535 1,537,245
589,799,684
Paper & Forest Products — 0.0%
Boise Cascade Co., 4.88%, 07/01/30
(b)
..... 1,288 1,376,775
Clearwater Paper Corp., 4.75%, 08/15/28
(b)
.. 775 778,875
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
.... 187 194,331
Mercer International, Inc., 7.38%, 01/15/25 .. 500 508,440
Norbord, Inc.
(b)
:
6.25%, 04/15/23 .................. 173 185,110
5.75%, 07/15/27 .................. 730 766,500
Resolute Forest Products, Inc., 5.88%,
05/15/23 ...................... 450 444,375
WEPA Hygieneprodukte GmbH, (EURIBOR 3
Month + 2.88%), 2.87%, 12/15/26
(a)
..... EUR 397 452,604
4,707,010
Personal Products — 0.0%
Avon International Capital plc, 6.50%,
08/15/22
(b)
..................... USD 1,260 1,284,809
Avon International Operations, Inc., 7.88%,
08/15/22
(b)
..................... 1,495 1,521,163
Coty, Inc.:
4.00%, 04/15/23 .................. EUR 800 756,635
4.75%, 04/15/26 .................. 600 534,574
6.50%, 04/15/26
(b)
................. USD 500 391,275
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
1,190 1,250,666
5,739,122
Pharmaceuticals — 0.6%
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 800 882,000
8.50%, 01/31/27 .................. 3,689 4,033,626
Bausch Health Cos., Inc.:
4.50%, 05/15/23 .................. EUR 2,765 3,182,136

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
5.88%, 05/15/23
(b)
................. USD 192 $ 191,520
7.00%, 03/15/24
(b)
................. 1,130 1,170,962
6.13%, 04/15/25
(b)
................. 3,484 3,577,197
5.50%, 11/01/25
(b)
................. 1,125 1,155,713
9.00%, 12/15/25
(b)
................. 8,913 9,739,235
5.75%, 08/15/27
(b)
................. 2,758 2,957,955
7.00%, 01/15/28
(b)
................. 1,604 1,696,230
5.00%, 01/30/28
(b)
................. 757 748,204
6.25%, 02/15/29
(b)
................. 4,887 5,036,347
7.25%, 05/30/29
(b)
................. 4,897 5,267,678
5.25%, 01/30/30
(b)
................. 1,304 1,287,765
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
. 1,525 1,732,700
Bristol-Myers Squibb Co., 3.40%, 07/26/29 .. 150 173,690
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27
(b)
................. 4,724 4,924,770
2.38%, 03/01/28 .................. EUR 2,407 2,674,865
Cheplapharm Arzneimittel GmbH:
3.50%, 02/11/27 .................. 786 875,137
4.38%, 01/15/28 .................. 450 518,852
5.50%, 01/15/28
(b)
................. USD 2,050 2,076,055
Diocle Spa, (EURIBOR 3 Month + 3.88%),
3.87%, 06/30/26
(a)
................ EUR 296 339,653
Elanco Animal Health, Inc., 5.90%, 08/28/28
(d)
USD 881 1,025,440
Endo DAC
(b)
:
5.88%, 10/15/24 .................. 400 400,000
9.50%, 07/31/27 .................. 2,757 2,957,461
6.00%, 06/30/28 .................. 785 606,413
Herbalife Nutrition Ltd., 7.88%, 09/01/25
(b)
... 1,150 1,213,250
HLF Financing SARL LLC, 7.25%, 08/15/26
(b)
. 300 308,811
Johnson & Johnson, 3.55%, 03/01/36 ..... 820 979,941
Jubilant Pharma Ltd., 6.00%, 03/05/24 ..... 1,300 1,353,219
Merck & Co., Inc., 3.40%, 03/07/29 ....... 425 490,831
Nidda BondCo GmbH:
5.00%, 09/30/25 .................. EUR 800 902,762
7.25%, 09/30/25 .................. 774 914,961
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 .................. 2,311 2,611,713
P&L Development LLC, 7.75%, 11/15/25
(b)
... USD 1,097 1,117,569
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 9,815 10,403,900
Pfizer, Inc.:
3.45%, 03/15/29 .................. 240 279,093
4.30%, 06/15/43 .................. 325 416,315
2.70%, 05/28/50 .................. 1,150 1,174,180
Rossini SARL:
(EURIBOR 3 Month + 3.88%), 3.88%,
10/30/25
(a)
.................... EUR 200 227,689
6.75%, 10/30/25 .................. 1,212 1,469,638
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 ................. USD 1,925 2,139,581
Takeda Pharmaceutical Co. Ltd.:
4.00%, 11/26/21 .................. 1,000 1,034,489
4.40%, 11/26/23 .................. 1,088 1,206,793
5.00%, 11/26/28 .................. 1,175 1,449,022
3.18%, 07/09/50 .................. 1,420 1,442,192
Teva Pharmaceutical Finance Netherlands II
BV:
3.25%, 04/15/22 .................. EUR 200 232,420
6.00%, 01/31/25 .................. 200 241,301
4.50%, 03/01/25 .................. 200 229,436
1.88%, 03/31/27 .................. 300 295,457
1.63%, 10/15/28 .................. 300 281,045
91,647,212
Professional Services — 0.1%
AMN Healthcare, Inc.
(b)
:
4.63%, 10/01/27 .................. USD 85 86,913
Security
Par (000)
Par (000) Value
Professional Services (continued)
4.00%, 04/15/29 .................. USD 786 $ 783,052
ASGN, Inc., 4.63%, 05/15/28
(b)
.......... 1,584 1,628,811
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 .................. 3,607 3,859,490
10.25%, 02/15/27 ................. 2,172 2,431,988
Intertrust Group BV, 3.38%, 11/15/25 ...... EUR 1,711 1,990,325
Jaguar Holding Co. II/PPD Development LP
(b)
:
4.63%, 06/15/25 .................. USD 4,695 4,849,888
5.00%, 06/15/28 .................. 4,412 4,598,672
Korn Ferry, 4.63%, 12/15/27
(b)
.......... 965 981,888
21,211,027
Real Estate Management & Development — 3.8%
ADLER Group SA, 3.25%, 08/05/25 ...... EUR 1,100 1,261,898
ADLER Real Estate AG, 3.00%, 04/27/26 ... 700 811,570
Agile Group Holdings Ltd.:
8.50%, 07/18/21 .................. USD 1,758 1,806,895
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.22%),
6.87%
(a)(j)
..................... 1,058 1,058,661
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88%
(a)(j)
..................... 3,884 3,958,039
5.75%, 01/02/25 .................. 7,642 7,584,685
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.08%),
7.75%
(a)(j)
..................... 2,282 2,294,836
6.05%, 10/13/25 .................. 2,500 2,491,406
Alam Synergy Pte. Ltd., 11.50%, 04/22/21 ... 608 552,200
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/24 600 409,125
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.38%
(a)(j)
................ EUR 1,500 1,709,852
ATF Netherlands BV, (EUR Swap Annual 5 Year
+ 4.38%), 3.75%
(a)(j)
............... 500 584,511
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ...................... USD 325 346,328
Central China Real Estate Ltd.:
6.50%, 03/05/21 .................. 2,540 2,540,686
6.75%, 11/08/21 .................. 2,050 2,059,266
6.88%, 08/08/22 .................. 630 634,725
7.25%, 04/24/23 .................. 2,630 2,639,863
7.90%, 11/07/23 .................. 1,930 1,935,428
7.25%, 07/16/24 .................. 2,118 2,070,345
7.25%, 08/13/24 .................. 10,068 9,832,031
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21 .................. 1,695 1,691,292
6.92%, 06/16/22 .................. 4,911 4,679,262
6.90%, 01/13/23 .................. 6,858 6,380,083
8.60%, 04/08/24 .................. 7,853 7,210,036
8.05%, 01/13/25 .................. 2,000 1,761,968
China Aoyuan Group Ltd.:
4.80%, 02/18/21 .................. 3,100 3,089,344
7.50%, 05/10/21 .................. 5,030 5,080,551
7.95%, 09/07/21 .................. 1,978 2,015,706
8.50%, 01/23/22 .................. 3,028 3,111,270
5.38%, 09/13/22 .................. 400 399,696
7.95%, 02/19/23 .................. 10,122 10,605,958
6.35%, 02/08/24 .................. 7,738 7,834,725
China Evergrande Group:
6.25%, 06/28/21 .................. 630 587,475
8.25%, 03/23/22 .................. 1,145 962,516
9.50%, 04/11/22 .................. 630 536,681
11.50%, 01/22/23 ................. 9,095 7,585,799
4.25%, 02/14/23
(h)
................. HKD 80,000 9,528,246
10.00%, 04/11/23 ................. USD 7,174 5,757,135
7.50%, 06/28/23 .................. 2,500 1,881,250

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
12.00%, 01/22/24 ................. USD 6,281 $ 5,272,114
10.50%, 04/11/24 ................. 1,930 1,515,653
China SCE Group Holdings Ltd.:
8.75%, 01/15/21 .................. 630 635,709
7.45%, 04/17/21 .................. 3,000 3,028,200
5.88%, 03/10/22 .................. 1,171 1,172,277
7.25%, 04/19/23 .................. 5,710 5,847,397
7.38%, 04/09/24 .................. 6,549 6,698,399
7.00%, 05/02/25 .................. 4,685 4,667,431
CIFI Holdings Group Co. Ltd.:
7.63%, 03/02/21 .................. 630 637,285
6.88%, 04/23/21 .................. 1,757 1,778,822
5.50%, 01/23/22 .................. 2,100 2,126,250
7.63%, 02/28/23 .................. 1,500 1,580,156
6.55%, 03/28/24 .................. 2,810 2,961,037
6.45%, 11/07/24 .................. 3,264 3,428,220
6.00%, 07/16/25 .................. 3,272 3,364,025
5.95%, 10/20/25 .................. 5,340 5,500,200
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(j)
................ EUR 800 811,761
Consus Real Estate AG, 9.63%, 05/15/24 ... 1,371 1,692,539
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 .................. USD 2,719 2,928,023
6.15%, 09/17/25 .................. 4,561 5,028,502
4.20%, 02/06/26 .................. 8,332 8,654,865
5.63%, 12/15/26 .................. 800 887,500
5.13%, 01/14/27 .................. 630 671,344
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24 ................. EUR 500 532,367
Easy Tactic Ltd.:
8.75%, 01/10/21 .................. USD 630 623,897
7.00%, 04/25/21 .................. 800 780,064
9.13%, 07/28/22 .................. 3,153 2,968,747
8.13%, 02/27/23 .................. 4,580 4,008,931
8.63%, 02/27/24 .................. 4,785 4,106,128
8.63%, 03/05/24 .................. 1,457 1,253,475
8.13%, 07/11/24 .................. 4,330 3,612,844
Excel Capital Global Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 3 Year
+ 9.34%), 7.00%
(a)(j)
............... 4,800 4,870,080
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21 .................. 1,730 1,730,541
15.00%, 12/18/21 ................. 1,735 1,858,619
11.75%, 04/17/22 ................. 2,039 2,121,834
7.95%, 07/05/22 .................. 1,650 1,627,312
12.25%, 10/18/22 ................. 3,269 3,439,601
10.88%, 01/09/23 ................. 1,345 1,379,886
11.88%, 06/01/23 ................. 1,500 1,556,250
9.25%, 07/28/23 .................. 3,540 3,448,181
9.88%, 10/19/23 .................. 1,800 1,770,750
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
4,450 4,450,000
Global Prime Capital Pte. Ltd.:
7.25%, 04/26/21 .................. 3,000 3,029,880
5.50%, 10/18/23 .................. 630 617,597
5.95%, 01/23/25 .................. 6,156 5,930,921
Greenland Global Investment Ltd.:
(LIBOR USD 3 Month + 4.85%), 5.08%,
09/26/21
(a)
.................... 3,600 3,540,375
7.25%, 03/12/22 .................. 630 631,575
6.75%, 06/25/22 .................. 520 517,075
5.60%, 11/13/22 .................. 4,563 4,400,443
6.25%, 12/16/22 .................. 4,547 4,514,319
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
..................... 1,645 1,665,562
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Heimstaden Bostad AB
(a)(j)
:
(EUR Swap Annual 5 Year + 3.67%), 3.25% EUR 450 $ 517,541
(EUR Swap Annual 5 Year + 3.91%), 3.37% 450 510,917
Hopson Capital International Group Co. Ltd.,
6.00%, 02/17/21 ................. USD 3,100 3,085,469
Hopson Development Holdings Ltd., 7.50%,
06/27/22 ...................... 6,312 6,351,450
Howard Hughes Corp. (The)
(b)
:
5.38%, 03/15/25 .................. 3,749 3,753,686
5.38%, 08/01/28 .................. 2,068 2,088,680
Hunt Cos., Inc., 6.25%, 02/15/26
(b)
....... 540 518,400
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(e)(k)
. 2,500 1,017,188
Jingrui Holdings Ltd., 9.45%, 04/23/21 ..... 1,200 1,177,875
Kaisa Group Holdings Ltd.:
6.75%, 02/18/21 .................. 2,140 2,137,994
11.25%, 04/09/22 ................. 1,145 1,166,469
8.50%, 06/30/22 .................. 2,382 2,323,939
11.95%, 10/22/22 ................. 3,345 3,426,534
11.50%, 01/30/23 ................. 3,413 3,465,261
10.88%, 07/23/23 ................. 6,871 6,802,290
9.75%, 09/28/23 .................. 5,565 5,344,139
11.95%, 11/12/23 ................. 4,610 4,684,913
9.38%, 06/30/24 .................. 5,944 5,378,391
Kennedy-Wilson, Inc., 5.88%, 04/01/24 .... 585 564,525
KWG Group Holdings Ltd.:
7.88%, 08/09/21 .................. 1,144 1,168,668
7.88%, 09/01/23 .................. 7,914 8,260,237
7.40%, 03/05/24 .................. 1,718 1,793,699
5.88%, 11/10/24 .................. 1,287 1,288,207
5.95%, 08/10/25 .................. 7,356 7,254,855
Logan Group Co. Ltd.:
6.88%, 04/24/21 .................. 2,000 2,024,140
6.50%, 07/16/23 .................. 5,918 6,128,829
6.90%, 06/09/24 .................. 1,718 1,812,490
5.75%, 01/14/25 .................. 3,322 3,402,974
5.25%, 10/19/25 .................. 5,545 5,536,234
Modern Land China Co. Ltd., 12.85%, 10/25/21 530 539,441
Modernland Overseas Pte. Ltd., 6.95%,
04/13/24 ...................... 1,296 506,250
New Metro Global Ltd.:
6.50%, 04/23/21 .................. 3,445 3,467,298
6.50%, 05/20/22 .................. 212 215,511
6.80%, 08/05/23 .................. 3,510 3,630,656
Peach Property Finance GmbH:
3.50%, 02/15/23 .................. EUR 592 676,845
4.38%, 11/15/25 .................. 423 493,871
Powerlong Real Estate Holdings Ltd.:
6.95%, 04/17/21 .................. USD 500 503,735
7.13%, 11/08/22 .................. 2,608 2,693,575
6.95%, 07/23/23 .................. 895 922,130
6.25%, 08/10/24 .................. 5,612 5,650,582
Realogy Group LLC, 7.63%, 06/15/25
(b)
.... 242 255,612
Redsun Properties Group Ltd.:
11.50%, 03/04/21 ................. 3,100 3,145,531
9.95%, 04/11/22 .................. 4,542 4,679,680
10.50%, 10/03/22 ................. 4,559 4,737,086
9.70%, 04/16/23 .................. 284 289,112
RKPF Overseas 2019 A Ltd.:
6.70%, 09/30/24 .................. 4,980 5,141,850
6.00%, 09/04/25 .................. 8,840 8,809,613
Ronshine China Holdings Ltd.:
11.25%, 08/22/21 ................. 1,325 1,375,102
10.50%, 03/01/22 ................. 1,150 1,203,547
8.75%, 10/25/22 .................. 5,685 5,823,572
8.95%, 01/22/23 .................. 6,059 6,198,357

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
8.10%, 06/09/23 .................. USD 1,145 $ 1,161,817
7.35%, 12/15/23 .................. 3,927 3,935,590
Scenery Journey Ltd.:
11.50%, 10/24/22 ................. 6,977 5,926,089
13.00%, 11/06/22 ................. 5,888 5,089,440
12.00%, 10/24/23 ................. 10,432 8,492,300
13.75%, 11/06/23 ................. 464 392,080
Seazen Group Ltd.:
7.50%, 01/22/21 .................. 1,500 1,506,094
6.45%, 06/11/22 .................. 300 305,344
6.15%, 04/15/23 .................. 1,145 1,160,028
6.00%, 08/12/24 .................. 4,566 4,590,257
Shimao Group Holdings Ltd.:
6.38%, 10/15/21 .................. 2,150 2,220,547
5.60%, 07/15/26 .................. 1,145 1,251,986
Shui On Development Holding Ltd.:
6.25%, 11/28/21 .................. 600 608,437
5.75%, 11/12/23 .................. 1,718 1,711,558
6.15%, 08/24/24 .................. 9,795 9,795,000
5.50%, 03/03/25 .................. 1,000 967,500
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27 ................. 209 227,483
Sino-Ocean Land Treasure IV Ltd., 4.75%,
08/05/29 ...................... 302 303,038
Summit Properties Ltd., 2.00%, 01/31/25 ... EUR 273 298,872
Sunac China Holdings Ltd.:
7.88%, 02/15/22 .................. USD 1,745 1,771,720
7.25%, 06/14/22 .................. 4,755 4,783,233
8.35%, 04/19/23 .................. 200 204,875
7.95%, 10/11/23 .................. 3,927 3,983,451
7.50%, 02/01/24 .................. 5,696 5,679,980
6.65%, 08/03/24 .................. 5,704 5,545,357
7.00%, 07/09/25 .................. 4,573 4,432,380
Theta Capital Pte. Ltd.:
8.13%, 01/22/25 .................. 3,924 3,524,242
6.75%, 10/31/26 .................. 630 516,600
Times China Holdings Ltd.:
5.75%, 04/26/22 .................. 289 290,534
6.75%, 07/16/23 .................. 5,197 5,346,414
6.75%, 07/08/25 .................. 9,310 9,378,894
6.20%, 03/22/26 .................. 4,600 4,490,746
Unique Pub Finance Co. plc (The):
Series A4, 5.66%, 06/30/27 .......... GBP 666 887,366
Series N, 6.46%, 03/30/32
(d)
.......... 1,000 1,263,805
VLL International, Inc.:
7.38%, 06/18/22 .................. USD 2,000 2,085,500
5.75%, 11/28/24 .................. 2,000 1,979,375
Wanda Group Overseas Ltd., 7.50%, 07/24/22 4,935 4,691,334
Wanda Properties International Co. Ltd., 7.25%,
01/29/24 ...................... 1,000 980,000
Yango Justice International Ltd.:
6.80%, 03/11/21 .................. 3,070 3,063,284
10.00%, 02/12/23 ................. 1,811 1,905,512
9.25%, 04/15/23 .................. 4,560 4,740,975
8.25%, 11/25/23 .................. 4,554 4,620,887
7.50%, 04/15/24 .................. 2,975 2,975,000
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 .................. 7,745 8,047,539
6.80%, 02/27/24 .................. 4,480 4,683,000
Yuzhou Group Holdings Co. Ltd.:
6.38%, 03/06/21 .................. 1,392 1,397,220
8.63%, 01/23/22 .................. 630 650,475
8.50%, 02/04/23 .................. 2,043 2,138,766
6.00%, 10/25/23 .................. 2,995 2,957,563
8.50%, 02/26/24 .................. 6,145 6,392,720
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
8.38%, 10/30/24 .................. USD 2,145 $ 2,220,745
7.70%, 02/20/25 .................. 4,562 4,540,616
8.30%, 05/27/25 .................. 1,700 1,720,719
7.38%, 01/13/26 .................. 3,220 3,091,190
7.85%, 08/12/26 .................. 2,280 2,223,712
Zhenro Properties Group Ltd.:
5.60%, 02/28/21 .................. 1,260 1,252,125
9.15%, 03/08/22 .................. 2,055 2,107,017
8.70%, 08/03/22 .................. 4,930 5,023,978
8.65%, 01/21/23 .................. 3,268 3,339,488
9.15%, 05/06/23 .................. 1,145 1,189,011
8.30%, 09/15/23 .................. 2,338 2,373,801
8.35%, 03/10/24 .................. 1,155 1,170,159
7.88%, 04/14/24 .................. 2,400 2,390,250
7.35%, 02/05/25 .................. 1,590 1,547,269
612,643,543
Road & Rail — 0.2%
Algeco Global Finance plc, 8.00%, 02/15/23
(b)
415 410,850
Burlington Northern Santa Fe LLC:
4.90%, 04/01/44 .................. 400 537,229
4.15%, 12/15/48 .................. 425 528,860
3.55%, 02/15/50 .................. 425 489,430
CSX Corp.:
3.80%, 03/01/28 .................. 150 173,512
4.30%, 03/01/48 .................. 650 796,394
Loxam SAS:
3.50%, 04/15/22 .................. EUR 109 125,372
3.50%, 05/03/23 .................. 720 815,530
4.25%, 04/15/24 .................. 300 337,460
3.25%, 01/14/25 .................. 708 765,853
3.75%, 07/15/26 .................. 673 735,260
Norfolk Southern Corp.:
2.55%, 11/01/29 .................. USD 1,500 1,610,150
4.15%, 02/28/48 .................. 750 913,070
3.05%, 05/15/50 .................. 43 44,491
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28 ...................... 5,000 5,207,588
Penske Truck Leasing Co. LP, 4.00%,
07/15/25
(b)
..................... 2,915 3,288,106
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 2,900 3,034,125
Ryder System, Inc., 2.50%, 09/01/24 ...... 1,150 1,213,959
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 .................. 4,577 4,811,571
8.00%, 11/01/26 .................. 1,567 1,651,226
7.50%, 09/15/27 .................. 3,179 3,322,850
6.25%, 01/15/28 .................. 1,156 1,171,895
Union Pacific Corp.:
3.55%, 08/15/39 .................. 375 421,125
4.05%, 03/01/46 .................. 825 986,904
4.30%, 03/01/49 .................. 400 501,058
3.95%, 08/15/59 .................. 775 890,447
3.84%, 03/20/60 .................. 1,906 2,154,253
36,938,568
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc., 6.63%, 09/15/27
(b)
.. 1,100 1,177,000
ams AG:
6.00%, 07/31/25 .................. EUR 1,891 2,286,043
2.13%, 11/03/27
(h)
................. 1,900 2,169,950
Analog Devices, Inc., 2.95%, 04/01/25 ..... USD 850 923,154
Applied Materials, Inc., 3.30%, 04/01/27 .... 1,200 1,352,416
Broadcom Corp., 2.65%, 01/15/23 ....... 700 727,983
Broadcom, Inc.:
4.70%, 04/15/25 .................. 3,545 4,031,043
4.25%, 04/15/26 .................. 1,550 1,742,449

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.46%, 09/15/26 .................. USD 1,667 $ 1,816,691
4.75%, 04/15/29 .................. 2,125 2,465,942
5.00%, 04/15/30 .................. 7,145 8,404,599
4.30%, 11/15/32 .................. 6,446 7,348,601
Entegris, Inc.
(b)
:
4.63%, 02/10/26 .................. 400 411,000
4.38%, 04/15/28 .................. 1,898 1,973,920
Infineon Technologies AG, (EUR Swap Annual 5
Year + 3.39%), 2.87%
(a)(j)
............ EUR 800 923,601
Intel Corp.:
4.75%, 03/25/50 .................. USD 790 1,077,542
3.10%, 02/15/60 .................. 20 21,263
KLA Corp.:
4.10%, 03/15/29 .................. 1,026 1,216,318
3.30%, 03/01/50 .................. 850 892,802
Lam Research Corp., 4.88%, 03/15/49 ..... 275 382,107
Microchip Technology, Inc., 4.25%, 09/01/25
(b)
8,708 9,040,375
NVIDIA Corp.:
2.85%, 04/01/30 .................. 595 659,306
3.50%, 04/01/40 .................. 1,055 1,222,616
3.50%, 04/01/50 .................. 1,060 1,230,935
NXP BV
(b)
:
4.30%, 06/18/29 .................. 1,875 2,174,606
3.40%, 05/01/30 .................. 190 208,675
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
. 2,884 2,934,470
Qorvo, Inc.:
4.38%, 10/15/29 .................. 2,935 3,146,672
3.38%, 04/01/31
(b)
................. 3,306 3,347,325
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 584 743,639
66,053,043
Software — 0.8%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 180 189,900
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................. 6,977 7,175,085
Autodesk, Inc., 3.50%, 06/15/27 ......... 18 20,262
Boxer Parent Co., Inc.:
6.50%, 10/02/25 .................. EUR 2,080 2,519,613
7.13%, 10/02/25
(b)
................. USD 3,375 3,618,405
9.13%, 03/01/26
(b)
................. 5,305 5,636,563
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 .................. 2,645 2,671,450
4.25%, 01/31/26 .................. 4,589 4,646,363
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 6,738 7,007,520
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 2,352 2,234,400
CDK Global, Inc.:
5.88%, 06/15/26 .................. 545 567,481
4.88%, 06/01/27 .................. 3,410 3,533,868
5.25%, 05/15/29
(b)
................. 2,245 2,408,212
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... 9,262 9,258,017
Fair Isaac Corp.
(b)
:
5.25%, 05/15/26 .................. 225 249,750
4.00%, 06/15/28 .................. 2,158 2,230,832
Genesys Telecommunications Laboratories,
Inc., 10.00%, 11/30/24
(b)
............ 5,674 5,987,205
j2 Cloud Services LLC, 6.00%, 07/15/25
(b)
... 465 486,995
J2 Global, Inc., 4.63%, 10/15/30
(b)
........ 240 242,484
Logan Merger Sub, Inc., 5.50%, 09/01/27
(b)
.. 605 613,319
Microsoft Corp.:
3.45%, 08/08/36 .................. 750 902,027
4.10%, 02/06/37 .................. 754 963,849
3.70%, 08/08/46 .................. 1,475 1,812,672
2.53%, 06/01/50 .................. 956 974,317
NortonLifeLock, Inc., 5.00%, 04/15/25
(b)
.... 1,240 1,262,890
Nuance Communications, Inc., 5.63%, 12/15/26 5,606 5,886,300
Security
Par (000)
Par (000) Value
Software (continued)
Open Text Corp., 3.88%, 02/15/28
(b)
...... USD 3,955 $ 4,017,410
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
. 3,395 3,522,313
Oracle Corp.:
2.95%, 04/01/30 .................. 1,660 1,827,510
3.85%, 07/15/36 .................. 850 992,039
5.38%, 07/15/40 .................. 650 895,556
4.13%, 05/15/45 .................. 375 440,350
4.00%, 07/15/46 .................. 350 405,398
4.00%, 11/15/47 .................. 950 1,101,336
3.60%, 04/01/50 .................. 1,390 1,526,062
3.85%, 04/01/60 .................. 450 510,501
PTC, Inc.
(b)
:
3.63%, 02/15/25 .................. 1,490 1,517,006
4.00%, 02/15/28 .................. 1,628 1,682,945
Solera LLC, 10.50%, 03/01/24
(b)
......... 10,246 10,638,114
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 11,046 11,740,020
TeamSystem SpA, (EURIBOR 3 Month +
4.00%), 4.00%, 04/15/23
(a)
........... EUR 700 811,179
Veritas US, Inc.
(b)
:
7.50%, 02/01/23 .................. USD 1,901 1,891,495
7.50%, 09/01/25 .................. 4,561 4,625,310
121,244,323
Specialty Retail — 0.4%
Abercrombie & Fitch Management Co., 8.75%,
07/15/25
(b)
..................... 650 694,688
Asbury Automotive Group, Inc.
(b)
:
4.50%, 03/01/28 .................. 234 238,095
4.75%, 03/01/30 .................. 731 754,758
Baoxin Auto Finance I Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 3 Year
+ 8.91%), 5.63%
(a)(j)
............... 379 271,577
Douglas GmbH, 6.25%, 07/15/22 ........ EUR 300 289,936
Dufry One BV:
2.50%, 10/15/24 .................. 400 419,274
2.00%, 02/15/27 .................. 1,470 1,485,704
eG Global Finance plc:
4.38%, 02/07/25 .................. 453 480,786
6.75%, 02/07/25
(b)
................. USD 2,238 2,193,240
6.25%, 10/30/25 .................. EUR 2,401 2,654,831
8.50%, 10/30/25
(b)
................. USD 2,845 2,910,435
Gap, Inc. (The), 8.88%, 05/15/27
(b)
....... 1,736 1,985,029
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. 1,384 1,385,730
Home Depot, Inc. (The):
4.20%, 04/01/43 .................. 125 156,364
4.50%, 12/06/48 .................. 1,065 1,412,859
3.35%, 04/15/50 .................. 625 706,251
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 704,477
L Brands, Inc.:
5.63%, 10/15/23 .................. 325 339,657
6.88%, 07/01/25
(b)
................. 3,598 3,856,984
9.38%, 07/01/25
(b)
................. 150 174,000
7.50%, 06/15/29 .................. 600 642,222
6.63%, 10/01/30
(b)
................. 1,874 1,967,700
6.88%, 11/01/35 .................. 4,279 4,343,185
6.75%, 07/01/36 .................. 369 372,764
Lithia Motors, Inc., 4.38%, 01/15/31
(b)
...... 730 753,725
Lowe's Cos., Inc.:
4.65%, 04/15/42 .................. 450 574,289
3.70%, 04/15/46 .................. 735 834,699
3.00%, 10/15/50 .................. 675 691,362
Michaels Stores, Inc., 4.75%, 10/01/27
(b)
.... 1,031 1,007,803
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 1,825 1,911,688
Penske Automotive Group, Inc.:
3.50%, 09/01/25 .................. 1,473 1,476,683
5.50%, 05/15/26 .................. 320 330,200

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
PetSmart, Inc.
(b)
:
7.13%, 03/15/23 .................. USD 2,315 $ 2,317,894
5.88%, 06/01/25 .................. 6,430 6,573,260
Sally Holdings LLC, 5.63%, 12/01/25 ...... 895 887,616
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 3,129 3,191,580
SRS Distribution, Inc., 8.25%, 07/01/26
(b)
... 6,987 7,371,285
Staples, Inc., 7.50%, 04/15/26
(b)
......... 7,245 6,774,075
Tendam Brands SAU:
5.00%, 09/15/24 .................. EUR 255 231,979
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
.................... 270 244,621
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... USD 2,757 2,825,925
68,439,230
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
2.20%, 09/11/29 .................. 1,800 1,923,257
4.50%, 02/23/36 .................. 75 99,262
3.45%, 02/09/45 .................. 225 263,893
3.85%, 08/04/46 .................. 1,550 1,899,225
2.65%, 05/11/50 .................. 990 998,628
Dell International LLC
(b)
:
7.13%, 06/15/24 .................. 1,575 1,632,141
6.02%, 06/15/26 .................. 2,379 2,820,174
Dell, Inc., 6.50%, 04/15/38 ............ 675 807,678
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
.... 1,083 1,149,334
EMC Corp., 3.38%, 06/01/23 ........... 650 662,707
HP, Inc., 2.20%, 06/17/25 ............. 2,175 2,276,724
Hurricane Finance plc, 8.00%, 10/15/25 .... GBP 550 739,957
NCR Corp.
(b)
:
5.75%, 09/01/27 .................. USD 1,330 1,370,731
5.00%, 10/01/28 .................. 633 626,670
6.13%, 09/01/29 .................. 999 1,046,453
5.25%, 10/01/30 .................. 644 637,560
Nuoxi Capital Ltd., 7.50%, 01/28/22
(e)(k)
..... 664 172,433
Seagate HDD Cayman, 4.13%, 01/15/31
(b)
.. 710 765,210
Xerox Corp., 4.80%, 03/01/35 .......... 1,315 1,249,250
Xerox Holdings Corp., 5.50%, 08/15/28
(b)
... 750 740,400
21,881,687
Textiles, Apparel & Luxury Goods — 0.0%
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(h)
................ EUR 1,300 584,043
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
..... USD 763 803,057
Levi Strauss & Co., 5.00%, 05/01/25 ...... 199 203,975
Prime Bloom Holdings Ltd., 6.95%, 07/05/22 . 2,783 498,331
Under Armour, Inc., 3.25%, 06/15/26 ...... 400 386,456
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 2,360 2,476,525
4,952,387
Thrifts & Mortgage Finance — 0.2%
BPCE SA, 2.38%, 01/14/25
(b)
........... 1,575 1,645,547
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27 EUR 200 233,440
Freedom Mortgage Corp.
(b)
:
8.25%, 04/15/25 .................. USD 830 838,798
7.63%, 05/01/26 .................. 883 880,245
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
..................... 3,320 3,461,100
Ladder Capital Finance Holdings LLLP
(b)
:
5.25%, 03/15/22 .................. 700 680,316
4.25%, 02/01/27 .................. 2,669 2,305,349
LD Holdings Group LLC, 6.50%, 11/01/25
(b)
.. 386 391,790
MGIC Investment Corp., 5.25%, 08/15/28 ... 1,183 1,215,533
Mongolian Mortgage Corp. HFC LLC:
9.75%, 01/29/22 .................. 3,600 3,493,125
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance (continued)
Nationstar Mortgage Holdings, Inc.
(b)
:
9.13%, 07/15/26 .................. USD 1,525 $ 1,630,789
6.00%, 01/15/27 .................. 3,829 3,829,000
5.50%, 08/15/28 .................. 2,857 2,849,858
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.12%
(a)(j)
............ EUR 1,200 1,396,252
PennyMac Financial Services, Inc., 5.38%,
10/15/25
(b)
..................... USD 895 912,631
Radian Group, Inc.:
4.50%, 10/01/24 .................. 650 659,750
6.63%, 03/15/25 .................. 1,135 1,228,637
4.88%, 03/15/27 .................. 1,400 1,431,500
29,083,660
Tobacco — 0.1%
Altria Group, Inc.:
3.49%, 02/14/22 .................. 170 176,465
5.38%, 01/31/44 .................. 400 493,684
5.95%, 02/14/49 .................. 1,822 2,417,841
BAT Capital Corp.:
3.46%, 09/06/29 .................. 1,350 1,446,840
4.39%, 08/15/37 .................. 675 722,355
3.73%, 09/25/40 .................. 420 413,201
4.54%, 08/15/47 .................. 688 724,147
4.76%, 09/06/49 .................. 165 178,731
Vector Group Ltd., 6.13%, 02/01/25
(b)
...... 3,450 3,441,375
10,014,639
Trading Companies & Distributors — 0.2%
Air Lease Corp.:
2.50%, 03/01/21 .................. 1,300 1,308,366
3.50%, 01/15/22 .................. 2,040 2,087,591
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
.. 660 658,159
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.75%, 03/15/22 .................. 545 540,892
6.50%, 10/01/25 .................. 825 812,798
9.75%, 08/01/27 .................. 2,288 2,433,860
HD Supply, Inc., 5.38%, 10/15/26
(b)
....... 11,998 12,550,388
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 2,061 2,117,935
United Rentals North America, Inc.:
5.88%, 09/15/26 .................. 1,234 1,298,631
5.50%, 05/15/27 .................. 3,386 3,599,741
3.88%, 11/15/27 .................. 322 333,672
4.88%, 01/15/28 .................. 635 666,750
5.25%, 01/15/30 .................. 6 6,503
4.00%, 07/15/30 .................. 1,241 1,265,944
3.88%, 02/15/31 .................. 130 131,300
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 .................. 3,562 3,838,055
7.25%, 06/15/28 .................. 5,327 5,833,065
39,483,650
Transportation Infrastructure — 0.0%
Autostrade per l'Italia SpA:
6.25%, 06/09/22 .................. GBP 300 409,563
5.88%, 06/09/24 .................. EUR 1,000 1,325,514
4.38%, 09/16/25 .................. 400 519,434
1.88%, 11/04/25 .................. 300 343,751
1.75%, 06/26/26 .................. 200 226,053
1.75%, 02/01/27 .................. 500 565,234
Getlink SE, 3.50%, 10/30/25 ........... 1,099 1,282,206
Royal Capital BV
(j)
:
5.88% ......................... USD 1,014 1,024,457

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.93%),
4.88%
(a)
...................... USD 508 $ 510,570
6,206,782
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV:
3.13%, 07/16/22 .................. 300 312,094
3.63%, 04/22/29 .................. 1,850 2,087,031
4.38%, 04/22/49 .................. 250 306,185
C&W Senior Financing DAC
(b)
:
7.50%, 10/15/26 .................. 625 658,119
6.88%, 09/15/27 .................. 985 1,037,205
Comunicaciones Celulares SA, 6.88%,
02/06/24
(b)
..................... 1,045 1,068,512
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 14,349 14,452,313
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
..................... 86 90,515
Hughes Satellite Systems Corp.:
5.25%, 08/01/26 .................. 3,302 3,539,001
6.63%, 08/01/26 .................. 598 647,709
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(b)(i)
........... 2,510 2,365,487
Matterhorn Telecom SA:
2.63%, 09/15/24 .................. EUR 200 226,233
4.00%, 11/15/27 .................. 1,600 1,816,854
Millicom International Cellular SA
(b)
:
5.13%, 01/15/28 .................. USD 5,600 5,876,500
4.50%, 04/27/31 .................. 3,715 3,766,081
Rogers Communications, Inc., 3.70%, 11/15/49 176 194,447
SoftBank Group Corp.:
4.00%, 04/20/23 .................. EUR 726 865,998
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(j)
........................... USD 1,500 1,383,750
4.75%, 09/19/24 .................. 500 504,949
4.50%, 04/20/25 .................. EUR 200 243,616
4.75%, 07/30/25 .................. 1,783 2,192,817
3.13%, 09/19/25 .................. 1,400 1,615,236
5.00%, 04/15/28 .................. 1,500 1,842,884
4.00%, 09/19/29 .................. 500 579,320
Sprint Communications, Inc., 6.00%, 11/15/22 USD 1,300 1,391,481
Sprint Corp.:
7.25%, 09/15/21 .................. 1,050 1,093,659
7.88%, 09/15/23 .................. 4,790 5,460,600
7.13%, 06/15/24 .................. 2,246 2,583,349
7.63%, 02/15/25 .................. 2,042 2,409,560
7.63%, 03/01/26 .................. 3,097 3,768,956
Telefonica Europe BV
(a)(j)
:
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... EUR 1,500 1,893,483
(EUR Swap Annual 6 Year + 4.11%), 4.37% 1,600 1,930,990
T-Mobile USA, Inc.:
4.00%, 04/15/22 .................. USD 150 154,723
6.00%, 03/01/23 .................. 700 700,000
3.50%, 04/15/25
(b)
................. 775 849,098
5.13%, 04/15/25 .................. 150 153,750
6.50%, 01/15/26 .................. 1,055 1,099,310
4.50%, 02/01/26 .................. 460 471,500
1.50%, 02/15/26
(b)
................. 980 983,724
5.38%, 04/15/27 .................. 250 266,875
4.75%, 02/01/28 .................. 6,617 7,089,433
3.88%, 04/15/30
(b)
................. 575 645,932
4.38%, 04/15/40
(b)
................. 475 549,356
3.00%, 02/15/41
(b)
................. 225 218,218
4.50%, 04/15/50
(b)
................. 689 801,193
3.30%, 02/15/51
(b)
................. 925 891,182
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
United States Cellular Corp., 6.70%, 12/15/33 USD 199 $ 262,102
VEON Holdings BV, 4.00%, 04/09/25
(b)
..... 4,695 4,901,873
Vmed O2 UK Financing I plc, 3.25%, 01/31/31 EUR 931 1,059,893
Vodafone Group plc:
5.25%, 05/30/48 .................. USD 1,287 1,666,656
(EUR Swap Annual 5 Year + 3.43%), 4.20%,
10/03/78
(a)
.................... EUR 932 1,182,828
(EUR Swap Annual 5 Year + 2.67%), 3.10%,
01/03/79
(a)
.................... 400 471,683
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
.................... USD 14,595 17,321,667
VTR Comunicaciones SpA, 5.13%, 01/15/28
(b)
1,263 1,331,676
111,277,606
Total Corporate Bonds — 36.4%
(Cost: $5,773,805,989) ............................ 5,887,436,704
Equity-Linked Notes — 11.0%
Aerospace & Defense — 0.1%
Royal Dutch Shell plc (L3Harris Technologies,
Inc.), 13.59%, 12/15/20 .............. 57 9,210,440
Air Freight & Logistics — 0.1%
(b)
Bank of Montreal (FedEx Corp.),
24.61%, 12/16/20 ................. 23 6,164,763
JPMorgan Structured Products BV (Deutsche
Post AG), 17.78%, 11/09/20 .......... EUR 202 8,951,155
15,115,918
Automobiles — 0.1%
Merrill Lynch International & Co. (Ford Motor
Co.), 18.37%, 02/04/21 .............. USD 561 4,501,466
Merrill Lynch International & Co. (Tesla, Inc.),
29.44%, 01/07/21 ................. 18 7,245,347
11,746,813
Banks — 0.6%
Bank of Montreal (Bank of America Corp.),
15.91%, 01/13/21
(b)
................ 356 8,419,637
Bank of Montreal (Truist Financial Corp.),
15.26%, 01/13/21
(b)
................ 102 4,244,312
Bank of Montreal (Wells Fargo & Co.),
15.87%, 01/13/21
(b)
................ 227 4,949,937
Barclays Bank plc (Citigroup, Inc.),
14.66%, 01/15/21 ................. 122 5,116,981
Barclays Bank plc (JPMorgan Chase & Co.):
15.63%, 11/19/20 - 01/13/21 .......... 441 43,346,046
12.06%, 02/25/21 ................. 53 5,178,373
Barclays Bank plc (US BanCorp.):
18.88%, 11/18/20 ................. 295 11,398,245
14.79%, 01/14/21 ................. 83 3,197,947
BNP Paribas SA (PNC Financial Services
Group, Inc. (The)), 19.89%, 11/18/20 .... 107 11,746,686
Royal Bank of Canada (First Republic Bank),
11.34%, 01/13/21
(b)
................ 26 3,261,467
100,859,631
Beverages — 0.4%
Barclays Bank plc (PepsiCo., Inc.),
11.00%, 11/19/20 .................. 162 21,675,490
BNP Paribas SA (Coca-Cola Co. (The)),
9.92%, 11/18/20 .................. 655 31,528,471
Credit Suisse AG (Monster Beverage Corp.),
9.05%, 11/06/20 .................. 56 4,282,351
57,486,312

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Biotechnology — 0.1%
JPMorgan Structured Products BV (AbbVie,
Inc.), 14.82%, 12/03/20
(b)
............ USD 237 $ 20,423,148
Capital Markets — 0.4%
Bank of Montreal (Goldman Sachs Group, Inc.
(The)), 12.40%, 01/14/21
(b)
........... 25 4,799,937
Barclays Bank plc (S&P Global, Inc.):
11.02%, 11/27/20
(b)
................. 32 10,301,681
9.32%, 12/21/20 .................. 34 10,940,050
JPMorgan Structured Products BV (Moelis &
Co.), 10.36%, 12/04/20
(b)
............. EUR 30 13,535,477
JPMorgan Structured Products BV (Nasdaq,
Inc.), 14.58%, 12/09/20
(b)
............ USD 52 6,318,528
Merrill Lynch International & Co. (Bank of New
York Mellon Corp. (The)), 12.55%, 01/15/21 56 1,957,560
Merrill Lynch International & Co. (Morgan
Stanley), 14.45%, 01/15/21 ........... 166 8,136,752
Merrill Lynch International & Co. (State Street
Corp.), 15.76%, 01/15/21 ............ 32 1,933,993
Nomura Bank International plc (MSCI, Inc.),
13.09%, 12/21/20 ................. 26 8,887,560
66,811,538
Chemicals — 0.4%
Barclays Bank plc (PPG Industries, Inc.),
13.66%, 01/14/21 ................. 41 5,394,036
BNP Paribas SA (Dow, Inc.):
15.08%, 11/18/20 ................. 246 11,154,571
19.25%, 01/07/21 ................. 185 8,518,508
Citigroup Global Markets Holdings, Inc. (DuPont
de Nemours, Inc.), 14.01%, 01/29/21
(b)
... 79 4,559,074
Merrill Lynch International & Co. (Air Products
and Chemicals, Inc.), 10.91%, 11/05/20 ... 18 4,921,515
Nomura Bank International plc (LyondellBasell
Industries NV), 20.59%, 11/03/20 ....... 126 8,611,198
Royal Bank of Canada (Scotts Miracle-Gro Co.
(The)), 12.56%, 11/04/20
(b)
........... 28 4,223,295
UBS AG (Sherwin-Williams Co. (The)),
7.80%, 12/21/20 .................. 16 11,223,208
58,605,405
Commercial Services & Supplies — 0.2%
Merrill Lynch International & Co. (Waste
Management, Inc.), 9.08%, 11/25/20 ..... 102 11,011,737
Royal Bank of Canada (Cintas Corp.),
10.15%, 12/16/20
(b)
................ 26 8,131,829
UBS AG (Copart, Inc.), 13.20%, 11/16/20 .... 110 11,892,307
31,035,873
Construction Materials — 0.0%
Merrill Lynch International & Co. (Martin
Marietta Materials, Inc.), 13.25%, 02/10/21 13 3,444,716
Consumer Finance — 0.1%
Nomura Bank International plc (Capital One
Financial Corp.), 17.09%, 12/21/20 ...... 123 8,883,413
Royal Bank of Canada (Ally Financial, Inc.),
18.57%, 01/15/21
(b)
................ 74 2,008,584
10,891,997
Diversified Financial Services — 0.2%
Royal Bank of Canada (Berkshire Hathaway,
Inc.), 8.75%, 11/03/20
(b)
............. 186 37,590,523
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.3%
Merrill Lynch International & Co. (Verizon
Communications, Inc.), 8.76%, 12/09/20 .. USD 335 $ 19,079,831
Royal Bank of Canada (AT&T, Inc.),
10.01%, 11/18/20
(b)
................ 877 23,827,816
42,907,647
Electric Utilities — 0.1%
Royal Bank of Canada (NextEra Energy, Inc.),
13.84%, 12/09/20
(b)
................ 60 17,691,886
Electrical Equipment — 0.0%
Credit Suisse AG (Emerson Electric Co.),
12.70%, 11/03/20 ................. 72 4,648,886
Electronic Equipment, Instruments & Components — 0.2%
Barclays Bank plc (Corning, Inc.):
16.95%, 11/23/20 ................. 281 8,954,175
20.05%, 12/21/20 ................. 280 8,954,466
Royal Bank of Canada (Amphenol Corp.),
13.50%, 12/09/20
(b)
................ 77 8,684,021
26,592,662
Energy Equipment & Services — 1.0%
Credit Suisse AG (Real Time Measurements,
Inc.):
7.10%, 01/13/21 - 01/20/21 ........... 41 63,163,077
7.15%, 01/14/21 .................. 20 31,575,707
7.20%, 01/15/21 .................. 20 31,585,379
7.05%, 01/19/21 .................. 20 31,587,365
157,911,528
Entertainment — 0.2%
Merrill Lynch International & Co. (Netflix, Inc.),
17.69%, 11/23/20 ................. 18 8,606,893
Royal Bank of Canada (Walt Disney Co (The)),
12.13%, 11/04/20
(b)
................ 137 16,640,097
25,246,990
Equity Real Estate Investment Trusts (REITs) — 0.1%
Merrill Lynch International & Co. (American
Tower Corp.), 16.44%, 11/25/20 ........ 64 14,897,385
Merrill Lynch International & Co. (Sun
Communities, Inc.), 15.62%, 01/07/21 .... 54 7,483,707
22,381,092
Food & Staples Retailing — 0.3%
Barclays Bank plc (Albertsons Cos, Inc.),
17.72%, 01/12/21 ................. 449 6,658,679
BNP Paribas SA (Walmart, Inc.),
12.31%, 12/14/20 ................. 136 18,289,475
Citigroup Global Markets Holdings, Inc.
(Walgreens Boots Alliance, Inc.),
12.47%, 01/14/21
(b)
................ 87 2,973,565
Royal Bank of Canada (Costco Wholesale
Corp.), 12.13%, 12/07/20
(b)
........... 50 18,201,861
Royal Bank of Canada (Kroger Co. (The)),
13.30%, 12/07/20
(b)
................ 250 8,070,287
54,193,867
Food Products — 0.1%
Merrill Lynch International & Co. (General Mills,
Inc.), 9.17%, 12/16/20 .............. 109 6,489,897
Royal Bank of Canada (Hershey Co (The)),
8.48%, 11/18/20
(b)
................. 72 9,976,174
Royal Bank of Canada (Kellogg Co.),
8.14%, 02/05/21 .................. 54 3,420,294
19,886,365

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.3%
JPMorgan Structured Products BV (Abbott
Laboratories)
(b)
:
11.52%, 11/20/20 .................. USD 232 $ 23,515,391
12.04%, 12/09/20 ................. 138 14,486,723
Merrill Lynch International & Co. (Danaher
Corp.):
13.13%, 01/07/21 ................. 48 10,993,461
12.67%, 02/18/21 ................. 24 5,510,204
54,505,779
Health Care Providers & Services — 0.6%
Bank of Montreal (UnitedHealth Group, Inc.):
12.63%, 11/18/20 ................. 109 33,255,986
9.87%, 01/14/21
(b)
................. 33 10,124,093
7.78%, 02/25/21
(b)
................. 16 5,057,720
BNP Paribas SA (Quest Diagnostics, Inc.):
12.07%, 01/07/21 ................. 36 4,355,635
12.56%, 02/18/21 ................. 36 4,360,479
Credit Suisse AG (Humana, Inc.),
7.75%, 11/04/20 .................. 29 11,600,588
Nomura Bank International plc (CVS Health
Corp.), 7.99%, 12/18/20 ............. 181 10,257,378
Royal Bank of Canada (Cardinal Health, Inc.),
16.34%, 11/04/20
(b)
................ 167 7,663,901
Societe Generale SA (Anthem, Inc.),
11.49%, 12/02/20 ................. 37 10,208,713
96,884,493
Hotels, Restaurants & Leisure — 0.2%
Barclays Bank plc (Hilton Worldwide Holdings,
Inc.), 17.61%, 12/02/20 .............. 135 11,520,200
Royal Bank of Canada (McDonald's Corp.),
9.76%, 11/23/20
(b)
................. 88 18,482,679
30,002,879
Household Durables — 0.1%
(b)
Citigroup Global Markets Holdings, Inc. (Tempur
Sealy International, Inc.), 19.65%, 02/12/21 25 2,270,287
Citigroup Global Markets Holdings, Inc. (Toll
Brothers, Inc.), 16.32%, 12/07/20 ....... 130 5,580,482
7,850,769
Household Products — 0.3%
Bank of Montreal (Procter & Gamble Co. (The)),
8.96%, 01/22/21
(b)
................. 235 32,485,401
Royal Bank of Canada (Kimberly-Clark Corp.),
7.36%, 11/18/20
(b)
................. 71 9,444,347
Royal Dutch Shell plc (Colgate-Palmolive Co.),
11.39%, 12/15/20 ................. 145 11,437,123
53,366,871
Industrial Conglomerates — 0.1%
Nomura Bank International plc (Honeywell
International, Inc.), 10.62%, 11/23/20 .... 113 18,401,784
Insurance — 0.1%
Bank of Montreal (Progressive Corp. (The)),
12.25%, 01/14/21
(b)
................ 32 2,952,263
Merrill Lynch International & Co. (Prudential
Financial, Inc.), 18.01%, 11/04/20 ....... 69 4,453,971
Royal Dutch Shell plc (Aon plc),
9.75%, 12/15/20 .................. 50 9,119,613
16,525,847
Interactive Media & Services — 0.6%
Barclays Bank plc (Alphabet, Inc.):
11.15%, 12/03/20 ................. 12 18,823,934
13.10%, 01/07/21 ................. 14 22,730,227
11.81%, 02/11/21 .................. 14 22,730,227
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Royal Dutch Shell plc (Facebook, Inc.):
12.91%, 01/07/21 ................. USD 66 $ 17,228,168
14.45%, 02/11/21 ................. 66 17,228,169
98,740,725
Internet & Direct Marketing Retail — 0.3%
Royal Dutch Shell plc (Amazon.com, Inc.):
14.50%, 01/07/21 ................. 7 22,617,845
14.93%, 02/11/21 ................. 7 22,617,846
45,235,691
IT Services — 0.2%
Barclays Bank plc (Fiserv, Inc.),
20.13%, 12/21/20 ................. 118 11,221,869
Royal Bank of Canada (Cognizant Technology
Solutions Corp.), 10.90%, 02/05/21 ...... 31 2,260,449
Royal Dutch Shell plc (Mastercard, Inc.),
15.80%, 12/15/20 ................. 80 22,930,217
36,412,535
Life Sciences Tools & Services — 0.2%
(b)
Royal Bank of Canada (Charles River
Laboratories International, Inc.),
15.42%, 11/04/20 ................. 26 5,805,625
Royal Bank of Canada (Thermo Fisher
Scientific, Inc.), 13.77%, 12/09/20 ....... 46 21,534,681
27,340,306
Machinery — 0.1%
Barclays Bank plc (Deere & Co.),
14.26%, 01/08/21 ................. 67 13,987,205
Royal Bank of Canada (PACCAR, Inc.),
12.33%, 01/22/21
(b)
................ 99 8,574,969
22,562,174
Media — 0.1%
Royal Bank of Canada (Interpublic Group of
Cos., Inc. (The)), 21.42%, 12/09/20
(b)
.... 289 5,246,281
Royal Dutch Shell plc (Altice USA, Inc.),
14.35%, 12/15/20 ................. 258 6,954,684
Royal Dutch Shell plc (Charter
Communications, Inc.), 16.62%, 12/15/20 . 19 11,320,771
23,521,736
Metals & Mining — 0.0%
Barclays Bank plc (Steel Dynamics, Inc.),
16.79%, 01/22/21 ................. 174 5,469,553
Multiline Retail — 0.2%
Citigroup Global Markets Holdings, Inc. (Dollar
Tree, Inc.), 12.61%, 11/30/20
(b)
......... 88 8,009,454
Credit Suisse AG (Dollar General Corp.),
12.25%, 12/03/20 ................. 86 17,623,348
25,632,802
Multi-Utilities — 0.1%
Credit Suisse AG (Sempra Energy),
9.45%, 12/17/20 .................. 64 7,989,297
Oil, Gas & Consumable Fuels — 0.0%
Royal Bank of Canada (Pioneer Natural
Resources Co.), 16.98%, 11/04/20
(b)
..... 83 6,592,673
Personal Products — 0.1%
Barclays Bank plc (Estee Lauder Cos, Inc.
(The)), 11.49%, 01/08/21 ............ 77 16,127,621
Pharmaceuticals — 0.5%
Citigroup Global Markets Holdings, Inc. (Zoetis,
Inc.), 11.39%, 12/02/20
(b)
............. 84 13,224,233
Nomura Bank International plc (Pfizer, Inc.),
16.08%, 11/27/20 ................. 562 19,915,072

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Royal Bank of Canada (Johnson & Johnson):
10.50%, 11/20/20 ................. USD 290 $ 40,026,044
8.13%, 01/26/21
(b)
................. 107 14,847,002
88,012,351
Professional Services — 0.0%
Nomura Bank International plc (TransUnion),
9.87%, 12/21/20 .................. 71 5,592,024
Road & Rail — 0.0%
Royal Bank of Canada (Kansas City Southern),
15.55%, 11/23/20
(b)
................ 41 6,964,320
Semiconductors & Semiconductor Equipment — 0.2%
Barclays Bank plc (NVIDIA Corp.),
18.60%, 11/25/20 ................. 26 13,325,828
Merrill Lynch International & Co. (Broadcom,
Inc.), 13.55%, 12/11/20 .............. 34 11,857,786
25,183,614
Software — 1.1%
Citigroup Global Markets Holdings, Inc.
(Microsoft Corp.)
(b)
:
13.70%, 11/18/20 ................. 204 41,464,097
16.30%, 12/21/20 ................. 135 27,506,910
Merrill Lynch International & Co. (Adobe, Inc.),
10.30%, 12/09/20 ................. 51 23,037,099
Merrill Lynch International & Co. (Cadence
Design Systems, Inc.), 11.11%, 01/13/21 .. 108 11,846,711
Merrill Lynch International & Co. (Synopsys,
Inc.), 12.18%, 11/25/20 .............. 63 13,406,656
Merrill Lynch International & Co. (Workday,
Inc.), 22.35%, 12/03/20 .............. 28 5,908,406
Nomura Holdings, Inc. (salesforce.com, Inc.),
18.70%, 12/03/20 ................. 91 21,375,470
Royal Bank of Canada (ANSYS, Inc.),
13.07%, 11/05/20
(b)
................ 29 8,876,940
Royal Bank of Canada (ServiceNow, Inc.),
14.48%, 01/29/21 ................. 18 9,172,675
Royal Dutch Shell plc (Fortinet, Inc.),
12.10%, 12/15/20 ................. 62 6,766,826
169,361,790
Specialty Retail — 0.4%
Barclays Bank plc (Advance Auto Parts, Inc.),
16.03%, 11/13/20 ................. 42 6,230,599
Barclays Bank plc (Home Depot, Inc. (The)),
14.28%, 12/14/20 ................. 95 25,513,786
BNP Paribas SA (Lowe's Cos, Inc.),
16.01%, 11/13/20 ................. 71 11,162,504
Merrill Lynch International & Co. (O'Reilly
Automotive, Inc.), 7.20%, 02/05/21 ...... 13 5,608,063
Merrill Lynch International & Co. (Ulta Beauty,
Inc.), 12.41%, 12/07/20 .............. 35 7,410,449
55,925,401
Technology Hardware, Storage & Peripherals — 0.1%
Citigroup Global Markets Holdings, Inc. (Apple,
Inc.), 14.06%, 01/08/21
(b)
............ 45 19,983,837
Textiles, Apparel & Luxury Goods — 0.0%
Royal Bank of Canada (Kering SA),
13.07%, 12/04/20
(b)
................ 11 6,786,335
Tobacco — 0.1%
Royal Bank of Canada (Altria Group, Inc.),
16.12%, 11/27/20
(b)
................ 386 14,132,498
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.0%
Royal Bank of Canada (United Rentals, Inc.),
14.78%, 01/29/21 ................. USD 13 $ 2,270,910
Total Equity-Linked Notes — 11.0%
(Cost: $1,836,934,011) ............................ 1,782,059,852
Floating Rate Loan Interests — 5.6%
(a)
Aerospace & Defense — 0.1%
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.72%, 04/06/26 .................. 5,427 4,838,122
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.72%, 04/06/26 .................. 2,918 2,601,141
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, 11/28/23
(l)
.................. 2,053 1,942,638
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.40%, 12/09/25 ...... 5,602 5,261,530
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.40%, 08/22/24 ...... 4,404 4,136,013
18,779,444
Airlines — 0.1%
American Airlines, Inc., Term Loan B:
(LIBOR USD 1 Month + 2.00%),
2.14%, 04/28/23 ................ 1,882 1,552,389
(LIBOR USD 1 Month + 2.00%),
2.15%, 12/15/23 ................ 3,671 3,034,766
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%, 06/17/24 .. 1,039 1,033,011
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%, 12/11/26 ....... 5,225 4,576,366
10,196,532
Auto Components — 0.1%
Clarios Global LP,1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%, 04/30/26 .. 9,107 8,831,858
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.15%, 02/05/26 .................. 3,781 3,636,413
12,468,271
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.40%, 01/01/38 ...... 5,489 5,344,928
Building Products — 0.0%
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%, 05/05/24 .. 1,424 1,418,926
Wilsonart LLC, Term Loan D, (LIBOR USD 3
Month + 3.25%), 4.25%, 12/19/23 ...... 5,485 5,393,605
6,812,531
Capital Markets — 0.0%
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.40%, 04/12/24
(c)
.... 1,627 1,602,143
Jefferies Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 3.44%, 06/03/26 ..... 1,862 1,804,350
Orion Advisor Solutions, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%, 09/24/27 .................. 1,155 1,136,231
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.22%, 05/29/26 ............. 2,523 1,317,345
5,860,069

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Chemicals — 0.2%
Alpha 3 BV, Term Loan B1, (LIBOR USD 3
Month + 3.00%), 4.00%, 01/31/24 ...... USD 6,186 $ 6,065,897
Aruba Investments, Inc., Term Loan, 10/28/27
(c)
(l)
............................. 960 952,800
Ascend Performance Materials LLC, Term
Loan, (LIBOR USD 3 Month + 5.25%),
6.25%, 08/27/26 .................. 4,513 4,490,751
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.97%, 06/01/24 ............. 2,417 2,341,285
Chemours Co. (The), Term Loan B2, (LIBOR
USD 1 Month + 1.75%), 1.90%, 04/03/25 .. 1,483 1,421,424
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%, 06/28/24 .................. 793 751,188
Illuminate Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.15%, 06/30/27 ..... 3,788 3,719,662
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%, 03/28/25 .. 705 678,569
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.72%, 01/01/38 .................. 3,493 3,397,926
Momentive Performance Materials, Inc., 1st
LienTerm Loan, 05/15/24
(l)
............ 1,610 1,522,259
OXEA Holding Vier GmbH, Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.75%, 10/14/24 .................. 3,741 3,563,693
Road Infrastructure Investment Holdings, Inc.,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 4.50%, 06/13/23 ............. 2,335 2,114,353
31,019,807
Commercial Services & Supplies — 0.2%
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.40%, 07/10/26 .................. 3,893 3,809,139
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 2.64%, 09/07/27 .. 2,745 2,736,436
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%, 06/21/24 .................. 5,389 5,005,012
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.26%, 09/06/24 ...... 3,850 3,677,092
Intrado Corporation, Term Loan B, (LIBOR USD
3 Month + 4.00%), 5.00%, 10/10/24 ..... 1,895 1,760,640
Intrado Corporation, Term Loan B1, (LIBOR
USD 1 Month + 3.50%), 4.50%, 10/10/24 .. 1,173 1,086,374
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.44%, 09/19/26
(c)
................. 959 918,455
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
3.25%), 4.25%, 09/23/26 ............. 3,062 3,019,409
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.47%, 07/30/25
(c)
................. —
(m)
427
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%, 11/02/26 .. 8,549 8,256,560
Trugreen Ltd. Partnership, 1st Lien Term
Loan
(c)
:
(LIBOR USD 1 Month + 3.75%),
3.90%, 03/19/26 ................ 565 560,871
(LIBOR USD 1 Month + 3.75%),
3.90%, 03/19/26 ................ 2,635 2,614,747
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
US Ecology Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.50%),
2.65%, 11/02/26
(c)
................. USD 578 $ 568,970
34,014,132
Construction & Engineering — 0.0%
American Residential Services LLC, 1st Lien
Term Loan, 10/15/27
(l)
............... 1,423 1,401,655
Pike Corp., Term Loan, (LIBOR USD 3 Month +
2.00%), 3.16% - 5.25%, 07/24/26 ....... 736 724,347
Ply Gem Midco, Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.90%, 04/12/25 ..... 573 561,266
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%, 05/23/25 ..... 4,222 4,085,008
6,772,276
Construction Materials — 0.1%
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.15%, 01/15/27 ............. 4,292 4,161,467
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%, 08/01/24 ...... 5,677 5,489,400
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%, 10/25/23 ..... 2,095 2,080,542
11,731,409
Containers & Packaging — 0.1%
Berry Global, Inc., Term Loan W, (LIBOR USD 1
Month + 2.00%), 2.15%, 10/01/22 ...... 2,503 2,473,477
Berry Global, Inc., Term Loan Y, (LIBOR USD 1
Month + 2.00%), 2.15%, 07/01/26 ...... 748 723,608
BWAY Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.48%, 04/03/24 ...... 4,908 4,576,303
Charter NEX US, Inc., 1st Lien Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.40%, 05/16/24 ................ 954 928,636
(LIBOR USD 1 Month + 2.75%),
3.75%, 05/16/24 ................ 4,842 4,722,557
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.00%, 12/29/23 .. 3,070 2,989,137
Pactiv Evergreen Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.90%, 02/05/23 .. 3,496 3,426,613
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.40%, 02/05/26 .. 1,016 990,600
Tosca Services LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
5.25%, 08/18/27 .................. 1,201 1,195,499
22,026,430
Distributors — 0.0%
Pai Holdco, Inc., Term Loan, 10/26/27
(l)
..... 1,351 1,340,030
Diversified Consumer Services — 0.2%
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.65%, 04/04/24 ...... 3,416 3,309,163
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.65% - 3.65%, 01/29/27 ....... 688 659,023
Ascend Learning LLC, Term Loan, 07/12/24
(l)
. 838 828,572
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%, 11/07/23 .................. 5,604 5,411,746
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%, 06/21/27 .. 3,694 3,748,708
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%, 12/20/24 .................. 1,551 1,483,275

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Sotheby's, Inc., Term Loan, (LIBOR USD 1
Month + 5.50%), 6.50%, 01/15/27 ...... USD 6,895 $ 6,831,892
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%, 05/06/24 .. 1,771 1,718,086
23,990,465
Diversified Financial Services — 0.7%
Advisor Group Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 5.00%),
5.15%, 07/31/26 .................. 1,614 1,552,592
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%, 08/05/27
(c)
1,204 1,194,970
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.46%, 10/30/26
(c)
..... 2,116 2,052,906
BW Gas & Convenience Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 6.25%),
6.41%, 11/18/24 .................. 672 665,099
Colorado Plaza, Term Loan, (LIBOR
USD 1 Month + 2.90%), 0.00% -
10.00%, 12/31/2100
(c)
............... 9,600 8,736,000
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 4.50%), 5.50%, 12/11/26 ..... 9,622 9,410,399
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%, 04/09/27 .................. 3,948 3,880,362
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.90%, 07/11/25 .................. 2,245 2,070,446
Houston Center, Term Loan, 12/09/22
(c)(l)
.... 37,412 37,295,554
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%, 06/28/24
(c)
41 32,858
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.15%, 06/30/25 .. 376 231,925
LEB Holdings (USA), Inc., Term Loan B,
09/25/27
(l)
....................... 1,348 1,332,332
Milano Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%, 10/01/27 .................. 3,565 3,499,654
Park Avenue Tower, Term Loan, 12/31/2100
(c)(l)
31,329 31,175,464
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 2.50%), 2.65% -
2.71%, 01/23/25 .................. 3,023 2,539,619
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
9.00%, 02/28/25 .................. 2,314 2,178,558
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.90%, 12/20/24 .. 2,077 1,990,904
White Cap Buyer, LLC, Term Loan, (LIBOR
USD 6 Month + 0.00%), 4.50%, 10/19/27 .. 1,316 1,295,549
Ziggo Finance Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.65%, 04/30/28 .................. 2,902 2,780,638
113,915,829
Diversified Telecommunication Services — 0.2%
Altice Financing SA, Term Loan:
 07/15/25
(l)
...................... 962 915,193
(LIBOR USD 1 Month + 2.75%),
2.90%, 01/31/26 ................ 3,079 2,927,921
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.24%, 08/14/26 ..... 3,420 3,314,297
Cablevision Lightpath LLC, Term Loan,
09/29/27
(l)
....................... 786 774,210
Consolidated Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%, 10/02/27 .................. 1,860 1,841,400
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Corporation, Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%, 10/08/21 .................. USD 1,723 $ 1,703,616
GCI Holdings LLC, Term Loan B, 10/15/25
(l)
.. 1,636 1,609,415
Iridium Satellite LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%, 11/04/26 ..... 1,546 1,541,298
MTN Infrastructure TopCo, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%, 11/15/24 .................. 3,024 2,945,794
Northwest Fiber LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 5.50%),
5.64%, 04/30/27 .................. 1,309 1,302,176
Virgin Media Bristol LLC, Term Loan Q,
01/31/29
(l)
....................... 2,990 2,929,662
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%, 03/09/27 .. 13,715 13,194,733
34,999,715
Electric Utilities — 0.0%
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.15%, 01/15/25 .................. 1,609 1,558,422
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%, 12/13/25 .. 1,621 1,563,580
Vistra Operations Co. LLC, Term Loan,
(LIBOR USD 1 Month + 1.75%), 1.90% -
1.90%, 12/31/25 .................. 5 4,668
3,126,670
Electrical Equipment — 0.0%
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.50%, 02/12/25 .. 1,924 1,890,668
Entertainment — 0.1%
Creative Artists Agency LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.90%, 11/27/26 .................. 1,621 1,551,750
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.94%, 10/19/26 .................. 3,312 3,067,071
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 05/30/25 .................. 88 84,473
UFC Holdings, LLC, 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.25%, 04/29/26 .................. 990 968,810
William Morris Endeavor Entertainment
LLC,  1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.90%, 05/18/25 ...... 3,657 3,097,591
8,769,695
Food & Staples Retailing — 0.1%
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.84%, 05/23/25 ..... 1,363 1,309,680
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.15%, 05/23/25 .. 1,552 1,494,124
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.90%, 06/27/23 ...... 3,840 3,665,997
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.15%, 09/13/26 ...... 2,434 2,307,847
8,777,648

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Food Products — 0.1%
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.90%, 11/19/26 .................. USD 2,763 $ 2,646,589
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.65%, 10/01/25 .................. 2,107 2,075,418
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.65%, 10/10/26 ...... 218 216,873
Chobani LLC, Term Loan B, 10/20/27
(l)
..... 3,820 3,757,925
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.40%, 01/29/27 .................. 8,748 8,407,688
Froneri International Ltd., Facility 2nd Lien
Term Loan, (LIBOR USD 1 Month + 5.75%),
5.90%, 01/31/28 .................. 279 275,164
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 2.25%),
3.00%, 08/03/25 .................. 1,694 1,648,783
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.40%, 05/15/24 .................. 500 487,345
Pathway Vet Alliance LLC, 1st Lien Term Loan:
 03/31/27
(l)
...................... 120 116,864
(LIBOR USD 1 Month + 4.00%),
4.15%, 03/31/27 ................ 1,466 1,430,745
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%, 09/23/27 .................. 890 877,949
21,941,343
Health Care Equipment & Supplies — 0.0%
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
5.50%, 12/11/26 .................. 6,684 6,655,643
Health Care Providers & Services — 0.2%
AHP Health Partners, Inc., Term Loan, (LIBOR
USD 1 Month + 4.50%), 5.50%, 06/30/25 .. 1,078 1,071,657
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%), 3.65% -
3.71%, 07/24/26 .................. 2,832 2,726,175
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%, 06/07/23 .................. 2,869 2,797,247
Dentalcorp Health Services ULC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.75%, 06/06/25 .................. 850 816,965
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%, 10/10/25 .. 2,911 2,068,611
Eyecare Partners LLC,  Delayed Draw 1st Lien
Term Loan, 02/18/27
(l)
............... 550 519,713
Eyecare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%, 02/18/27 .................. 2,344 2,216,206
Gentiva Health Services, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.44%, 07/02/25 .................. 3,088 3,018,732
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%, 06/07/23 .................. 1,418 1,397,778
nThrive, Inc., Term Loan B2, 10/20/22
(l)
..... 2,031 1,825,623
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%, 08/06/26 .. 2,733 2,674,113
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.39%, 06/30/25 .................. 5,762 5,560,127
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Precision Medicine Group LLC, Delayed Draw
Term Loan, 4.25%, 10/29/27
(n)
......... USD 323 $ 318,533
Precision Medicine Group LLC, Term Loan,
4.25%, 10/29/27
(n)
................. 2,479 2,442,082
Team Health Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%, 02/06/24 .. 347 281,954
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%, 01/08/27 .................. 2,110 2,082,455
Wink Holdco, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.00%, 12/02/24 .. 914 909,012
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.50%, 08/13/26 .. 2,474 2,443,656
35,170,639
Health Care Technology — 0.0%
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%, 03/01/24 .................. 3,319 3,235,149
Hotels, Restaurants & Leisure — 0.3%
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%, 02/02/26 .................. 509 444,102
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%, 10/19/24 ..... 1,536 1,534,230
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.90%, 12/23/24 .................. 6,462 6,044,213
Caesars Resort Collection LLC, Term Loan B1,
(LIBOR USD 1 Month + 4.50%), 4.65% -
4.65%, 07/21/25 .................. 5,155 4,985,864
CCM Merger, Inc., Term Loan, (LIBOR USD 3
Month + 1.25%), 4.50%, 08/06/21 ...... 869 861,118
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%, 04/18/24 .. 524 492,305
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.72%, 07/10/25 .. 1,602 1,599,620
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.15%, 11/30/23 .................. 1,973 1,895,132
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%, 10/04/23
(c)
................ 312 351,098
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%, 10/04/23 .. 2,968 2,607,753
Hilton Washington Dupont Hotel, Term Loan,
(LIBOR USD 1 Month + 3.50%), 0.00% -
10.00%, 12/31/2100
(c)
............... 14,250 12,967,500
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%, 02/05/25 ..... 2,707 2,568,595
KFC Holding Co., Term Loan B, (LIBOR USD 1
Month + 1.75%), 1.90%, 04/03/25 ...... 2,940 2,865,080
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%, 04/29/24 .. 609 510,355
Playtika Holding Corp., Term Loan B, (LIBOR
USD 3 Month + 6.00%), 7.00%, 12/10/24 .. 2,262 2,260,670
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.90%, 08/14/24 .................. 1,535 1,425,425
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%, 02/08/27 .................. 2,436 2,327,946
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.90%, 07/31/26 ...... 2,447 2,380,035

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.90%, 05/30/25 .................. USD 980 $ 930,990
49,052,031
Household Durables — 0.0%
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ................ 1,946 1,798,768
Weber Stephen Products LLC, Term Loan B,
10/30/27
(l)
....................... 1,606 1,588,944
3,387,712
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.25%), 2.40%, 01/15/24 ...... 2,536 2,471,019
Industrial Conglomerates — 0.1%
AVSC Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%, 03/03/25 .................. 8,518 6,501,236
Filtration Group Corp., Term Loan, 03/31/25
(l)
. 1,000 971,880
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Week + 3.75%), 4.50%, 03/29/25 .. 1,813 1,787,310
Vertiv Group Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.15%, 03/02/27 ...... 7,790 7,636,316
16,896,742
Insurance — 0.3%
Alliant Holdings Intermediate LLC, Term Loan:
(LIBOR USD 1 Month + 2.75%),
2.90%, 05/09/25 ................ 5,157 4,959,104
(LIBOR USD 1 Month + 3.25%),
3.40%, 05/09/25 ................ 1,243 1,201,638
AmWINS Group, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.75%, 01/25/24 .................. 1,678 1,653,950
AssuredPartners, Inc., Term Loan:
 02/12/27
(l)
...................... 1,716 1,653,854
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ................ 1,089 1,080,910
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR
USD 1 Month + 6.50%), 6.65%, 08/04/25 .. 2,304 2,304,333
Asurion LLC, Term Loan B4, (LIBOR USD 1
Month + 3.00%), 3.15%, 08/04/22 ...... 783 770,241
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.00%), 3.15%, 11/03/23 ....... 4,388 4,302,973
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.15%, 11/03/24 ....... 2,711 2,656,811
HUB International Ltd., Term Loan:
(LIBOR USD 3 Month + 3.00%), 3.19% -
3.21%, 04/25/25 ................ 1,923 1,846,422
(LIBOR USD 2 Month + 4.00%),
5.00%, 04/25/25 ................ 4,773 4,742,346
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%, 09/01/27 .. 2,303 2,282,849
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.40%, 12/31/25 ................ 4,248 4,070,496
(LIBOR USD 1 Month + 4.00%),
4.15%, 09/03/26 ................ 2,014 1,954,025
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 1,888 1,863,097
USI, Inc., Term Loan:
(LIBOR USD 3 Month + 3.00%),
3.22%, 05/16/24 ................ 5,169 4,973,778
Security
Par (000)
Par (000) Value
Insurance (continued)
(LIBOR USD 3 Month + 4.00%),
4.22%, 12/02/26 ................ USD 258 $ 253,697
42,570,524
Interactive Media & Services — 0.1%
Adevinta ASA, Term Loan B, 10/22/27
(c)(l)
.... 886 879,355
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%, 10/30/26 .................. 5,601 5,533,340
Goodrx, Inc., 1st Lien Term Loan, 10/10/25
(l)
.. 3,825 3,735,763
10,148,458
Internet & Direct Marketing Retail — 0.0%
CNT Holding I Corp., Facility 1st Lien Term
Loan, 10/16/27
(l)
.................. 3,105 3,064,883
IT Services — 0.6%
Ancestry.com Operations, Inc., 1st Lien Term
Loan:
(LIBOR USD 1 Month + 3.75%),
4.75%, 10/19/23 ................ 5,375 5,358,607
(LIBOR USD 1 Month + 4.25%),
4.40%, 08/27/26 ................ 382 380,552
Applied Systems, Inc.,1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
4.25%, 09/19/24 .................. 4,749 4,720,619
Applied Systems, Inc.,2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.00%),
8.00%, 09/19/25 .................. 736 739,680
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.40%, 10/02/25 .. 1,109 1,076,112
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.15%, 10/30/26 .................. 6,606 6,422,023
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%, 04/29/24 .................. 5,030 4,970,643
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%, 07/31/28 .................. 2,963 3,025,964
Epicor Software Corp., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 5.25%, 07/30/27 .. 5,329 5,304,041
Go Daddy Operating Co. LLC, Term Loan
B3, (LIBOR USD 1 Month + 2.50%),
2.65%, 08/10/27 .................. 3,004 2,950,630
Greeneden US Holdings I LLC, Term Loan B3,
12/01/23
(l)
....................... 9,415 9,336,095
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%, 05/23/25 .................. 2,971 2,905,444
Mitchell International, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 11/29/24 .................. 2,788 2,655,522
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%, 12/01/25 .................. 1,077 1,023,641
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.50%, 08/01/25 .................. 1,409 846,400
Presidio Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.77%, 01/22/27 .. 954 931,362
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.65%, 02/12/27 ............. 4,421 3,851,983
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, (LIBOR USD 3 Month +
3.00%), 4.00%, 11/03/23 ............. 677 661,004

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
IT Services (continued)
Solera LLC, Term Loan, (LIBOR USD 2 Month
+ 2.75%), 2.92%, 03/03/23 ........... USD 561 $ 544,793
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%, 10/07/27 ............. 7,171 7,047,013
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.90%, 04/16/25 .................. 2,652 2,574,366
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.90%, 11/16/26 ..... 1,709 1,664,206
Veritas US Inc., Term Loan B, 09/01/25
(l)
.... 12,270 11,999,799
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%, 08/27/25 .. 3,841 3,763,078
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%, 02/28/27
(c)
..... 3,392 3,306,818
WEX, Inc., Term Loan B3, (LIBOR USD 1
Month + 2.25%), 2.40%, 05/15/26 ...... 4,344 4,181,215
92,241,610
Life Sciences Tools & Services — 0.1%
Avantor Funding, Inc., Term Loan B3, (LIBOR
USD 1 Month + 2.25%), 3.25%, 11/21/24 .. 1,432 1,416,812
Avantor Funding, Inc., Term Loan B4,
3.25%, 11/21/24
(e)(n)
................ 2,605 2,582,206
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%, 02/04/27 .................. 5,101 5,062,038
Iqvia, Inc., Term Loan B1, (LIBOR USD 1 Month
+ 1.75%), 1.90%, 03/07/24 ........... 2,095 2,065,721
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 0.00%),
6.25%, 10/19/27
(c)
................. 1,871 1,861,364
12,988,141
Machinery — 0.1%
Gates Global LLC, Term Loan B2, (LIBOR USD
1 Month + 2.75%), 3.75%, 04/01/24 ..... 2,713 2,656,133
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.90%, 03/01/27 .................. 1,722 1,661,986
Terex Corp., Term Loan, (LIBOR USD 2 Month
+ 2.75%), 3.50%, 01/31/24
(c)
.......... 418 408,243
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.36%, 03/28/25 ..... 10,544 9,993,694
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.57%, 06/30/27 ..... 2,651 2,609,591
17,329,647
Media — 0.3%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%, 07/12/24 ..... 1,248 1,218,316
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.90%, 04/30/25 .................. 3,388 3,312,674
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.67% - 3.71%, 08/21/26 ............. 9,512 8,642,055
Cogeco Communications (USA) II LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.15%, 01/03/25 .................. 304 296,160
CSC Holdings LLC, Term Loan:
(LIBOR USD 1 Month + 2.25%),
2.40%, 07/17/25 ................ 2,111 2,033,960
(LIBOR USD 1 Month + 2.50%),
2.65%, 04/15/27 ................ 1,715 1,657,887
Intelsat Jackson Holdings SA, Facility Term
Loan, 07/13/22
(l)
.................. 247 250,746
Security
Par (000)
Par (000) Value
Media (continued)
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%, 11/27/23 .................. USD 310 $ 311,119
LCPR Loan Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.15%, 10/15/26 .. 1,523 1,521,096
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%, 12/01/23 .................. 6,396 5,379,620
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.40%, 03/24/25 .................. 1,816 1,748,710
Mega Broadband Investment LLC, Term Loan,
10/19/27
(l)
....................... 1,759 1,743,169
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.90%, 08/15/26 .................. 1,198 1,181,202
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.75%),
2.90%, 09/18/26 .................. 961 934,682
Radiate HoldCo LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%, 09/25/26 .. 3,005 2,949,652
Sinclair Television Group, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.25%),
2.40%, 01/03/24 .................. 808 781,479
Terrier Media Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%, 01/01/38 .. 3,212 3,121,828
Trader Corp.,1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%, 09/28/23 ..... 4,660 4,532,136
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.65%, 01/31/28 .................. 1,717 1,656,122
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.90%, 12/31/28 .................. 2,993 2,928,161
46,200,774
Metals & Mining — 0.0%
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.76%, 07/31/25 .................. 1,962 1,879,685
Equinox Holdings Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%, 03/08/24 .................. 4,810 3,488,030
5,367,715
Multiline Retail — 0.0%
NMG Holding Co., Inc., Term Loan, (LIBOR
USD 3 Month + 12.00%), 13.00%, 09/25/25 289 301,694
Multi-Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%, 11/28/24 .. 1,667 1,654,413
Oil, Gas & Consumable Fuels — 0.0%
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
0.00%), 0.00%, 11/01/25 ............. 2,183 2,295,254
Chesapeake Energy Corp., Term Loan A,
06/24/24
(e)(k)(l)
..................... 3,302 2,299,336
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.22%, 02/07/25 .. 2,195 2,097,621
6,692,211
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B1, (LIBOR USD 3 Month + 4.25%),
5.25%, 10/01/26 .................. 7,973 7,884,484

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.69%, 05/04/25 .................. USD 2,950 $ 2,808,630
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%, 06/02/25 .. 6,791 6,623,793
Catalent Pharma Solutions, Inc., Term Loan
B2, (LIBOR USD 1 Month + 2.25%),
3.25%, 05/18/26 .................. 2,964 2,945,397
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.09%, 11/15/27 .................. 1,625 1,583,318
Jaguar Holding Co. I LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.50%, 08/18/22 .. 6,684 6,628,705
20,589,843
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.91%, 02/06/26 .................. 9,788 9,627,225
Nielsen Finance LLC, Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.15%, 10/04/23 .. —
(m)
86
STG-Fairway Holdings LLC, Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 01/31/27 .................. 2,665 2,575,365
12,202,676
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 3.00%, 02/08/25 ...... 282 270,228
Road & Rail — 0.1%
Lineage Logistics LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.00%, 02/27/25 .. 9,321 9,199,185
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%, 07/13/23 .. 4,248 4,170,897
13,370,082
Software — 0.5%
Barracuda Networks, Inc., 1st Lien Term Loan,
02/12/25
(l)
....................... 3,242 3,181,213
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%, 02/02/26 .. 3,250 3,180,976
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.97%, 01/29/27 .. 2,595 2,433,152
Cornerstone OnDemand, Inc., Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.40%, 04/22/27 .................. 1,723 1,705,801
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%, 09/29/23 ...... 1,729 1,522,278
Infoblox Inc., Term Loan
(l)
:
 10/07/27 ....................... 4,527 4,447,777
 10/06/28 ....................... 779 782,895
Informatica LLC, 2nd Lien Term Loan,
7.13%, 02/25/25
(n)
................. 2,696 2,729,700
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%, 02/25/27 ...... 10,207 9,844,533
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.89%, 09/30/24 ...... 4,029 3,984,632
MH Sub I LLC, 1st Lien Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.65%, 09/13/24 ................ 5,669 5,473,432
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 ................ 1,103 1,083,245
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%, 10/01/27 .. 1,616 1,584,359
Refinitiv US Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.40%, 10/01/25 .. 12,759 12,553,707
Security
Par (000)
Par (000) Value
Software (continued)
Severin Acquisition LLC, 1st Lien Term Loan,
08/01/25
(l)
....................... USD 5,151 $ 4,975,944
SolarWinds Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.90%, 02/05/24 .................. 2,169 2,125,867
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.90%, 04/16/25 .................. 1,863 1,808,634
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%, 03/03/28 .................. 5,559 5,410,680
Ultimate Software Group, Inc. (The), 1st Lien
Term Loan:
(LIBOR USD 1 Month + 3.75%),
3.90%, 05/04/26 ................ 5,410 5,308,938
(LIBOR USD 3 Month + 4.00%),
4.75%, 05/04/26 ................ 6,668 6,622,191
Ultimate Software Group, Inc. (The), 2nd Lien
Term Loan, (LIBOR USD 3 Month + 6.75%),
7.50%, 05/03/27 .................. 2,831 2,873,465
83,633,419
Specialty Retail — 0.1%
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 2.75%, 11/13/25
(c)
. 1,320 1,280,866
Belron Finance US LLC, Term Loan B, (LIBOR
USD 3 Month + 2.25%), 2.74%, 11/07/24
(c)
. 1,561 1,517,939
IAA, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.44%, 06/28/26 ............. 475 458,930
MED ParentCo. LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.40%, 08/31/26 .. 1,667 1,582,135
MED ParentCo. LP, Delayed Draw 1st Lien
Term Loan, 08/31/26
(l)
............... 292 277,596
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%, 08/18/21 .................. 1,638 1,540,631
PetSmart, Inc., Term Loan, (LIBOR USD 3
Month + 3.50%), 4.50%, 03/11/22 ....... 6,480 6,402,867
13,060,964
Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.90%, 04/29/23 .. 1,007 997,795
Trading Companies & Distributors — 0.1%
HD Supply, Inc., Term Loan B5, (LIBOR USD 1
Month + 1.75%), 1.90%, 10/17/23 ...... 1,670 1,652,770
TMK Hawk Parent, Corp., Term Loan A,
05/30/24
(l)
....................... 1,564 1,496,609
TMK Hawk Parent, Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%, 08/28/24 .. 5,200 4,488,969
7,638,348
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.80%, 05/27/24 .................. 2,148 1,871,326
Hargray Communications Group, Inc., Term
Loan, 05/16/24
(l)
.................. 3,387 3,339,667
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.90%, 04/11/25 .. 1,710 1,654,257
6,865,250
Total Floating Rate Loan Interests — 5.6%
(Cost: $931,026,235) .............................. 905,719,986

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Foreign Agency Obligations — 0.4%
Bahrain — 0.0%
CBB International Sukuk Programme Co. SPC,
6.25%, 11/14/24
(b)
................. USD 868 $ 935,812
Chile — 0.1%
Empresa de los Ferrocarriles del Estado,
3.07%, 08/18/50
(b)
................. 1,530 1,424,813
Empresa de Transporte de Pasajeros Metro
SA
(b)
:
3.65%, 05/07/30 .................. 455 495,040
5.00%, 01/25/47 .................. 3,365 4,114,764
6,034,617
China — 0.0%
Chengdu Xingcheng Investment Group Co.
Ltd., 2.50%, 03/20/21 ............... EUR 1,800 2,078,027
China Minmetals Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.72%), 3.75%
(a)(j)
................ USD 520 528,450
Guangxi Financial Investment Group Co. Ltd.,
5.75%, 01/23/21 .................. 1,100 1,091,406
Inner Mongolia High-Grade High Way
Construction and Development Co. Ltd.,
4.38%, 12/04/20 .................. 432 431,893
4,129,776
Colombia — 0.0%
Ecopetrol SA, 5.38%, 06/26/26 ........... 4,642 5,117,805
France — 0.1%
Electricite de France SA
(a)(j)
:
(GBP Swap 13 Year + 3.96%), 6.00% .... GBP 600 841,427
(EUR Swap Annual 5 Year + 3.37%), 2.87% EUR 600 682,194
(EUR Swap Annual 5 Year + 3.20%), 3.00% 1,000 1,141,376
(EUR Swap Annual 5 Year + 4.00%), 3.37% 2,600 2,971,313
5,636,310
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk. PT,
4.20%, 01/23/25 .................. USD 3,283 3,285,052
Pertamina Persero PT, 3.10%, 08/27/30 .... 4,972 5,108,730
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara:
6.15%, 05/21/48 .................. 2,900 3,687,531
4.88%, 07/17/49 .................. 1,800 1,981,125
14,062,438
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24 .................. EUR 100 117,412
2.63%, 04/28/25 .................. 725 825,937
(EUR Swap Annual 5 Year + 8.92%), 8.50%,
09/10/30
(a)
.................... 400 393,670
1,337,019
Mexico — 0.1%
Petroleos Mexicanos:
6.84%, 01/23/30 .................. USD 5,358 4,790,555
5.95%, 01/28/31 .................. 6,552 5,475,834
6.35%, 02/12/48 .................. 2,084 1,577,653
6.95%, 01/28/60 .................. 6,371 4,982,122
16,826,164
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%, 09/14/25
(b)
.............. 2,960 3,029,945
Security
Par (000)
Par (000) Value
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%,
09/28/27
(b)
...................... USD 1,865 $ 1,894,840
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 3.50%, 04/16/29
(b)
.... 3,125 3,429,687
Total Foreign Agency Obligations — 0.4%
(Cost: $60,903,865) ............................... 62,434,413
Foreign Government Obligations — 1.8%
Bahrain — 0.0%
Kingdom of Bahrain, 7.00%, 01/26/26 ...... 4,889 5,519,987
Brazil — 0.1%
Federative Republic of Brazil:
4.88%, 01/22/21 .................. 4,643 4,690,881
4.63%, 01/13/28 .................. 6,631 7,178,057
11,868,938
Chile — 0.1%
Corp. Nacional del Cobre de Chile, 3.75%,
01/15/31
(b)
...................... 1,175 1,298,375
Republic of Chile:
3.24%, 02/06/28 .................. 7,228 8,016,304
2.45%, 01/31/31 .................. 4,187 4,346,629
3.50%, 01/25/50 .................. 4,200 4,626,563
18,287,871
Colombia — 0.2%
Republic of Colombia:
4.00%, 02/26/24 .................. 1,712 1,823,280
8.13%, 05/21/24 .................. 10,300 12,421,800
4.50%, 01/28/26 .................. 9,363 10,372,448
3.88%, 04/25/27 .................. 2,562 2,763,117
4.50%, 03/15/29 .................. 3,308 3,709,095
4.13%, 05/15/51 .................. 1,110 1,162,725
32,252,465
Dominican Republic — 0.1%
Dominican Republic Government Bond:
5.50%, 01/27/25 .................. 6,365 6,800,605
6.88%, 01/29/26 .................. 3,450 3,893,109
5.95%, 01/25/27 .................. 2,355 2,569,158
4.88%, 09/23/32
(b)
................. 3,255 3,317,048
16,579,920
Egypt — 0.2%
Arab Republic of Egypt:
6.13%, 01/31/22
(b)
................. 1,915 1,967,662
6.13%, 01/31/22 .................. 1,155 1,186,763
5.75%, 05/29/24
(b)
................. 2,510 2,568,044
5.88%, 06/11/25 .................. 3,568 3,660,545
5.25%, 10/06/25
(b)
................. 4,455 4,438,294
7.60%, 03/01/29 .................. 4,215 4,383,600
6.38%, 04/11/31
(b)
................. EUR 4,285 4,770,630
22,975,538
Hungary — 0.0%
Hungary Government Bond, 5.75%, 11/22/23 . USD 4,402 5,055,422
Indonesia — 0.1%
Republic of Indonesia:
3.75%, 04/25/22 .................. 4,394 4,573,879
4.75%, 01/08/26 .................. 6,864 7,947,225
3.50%, 01/11/28 .................. 1,220 1,332,087
4.10%, 04/24/28 .................. 4,070 4,611,819

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Indonesia (continued)
4.75%, 02/11/29 .................. USD 1,527 $ 1,813,313
20,278,323
Israel — 0.0%
State of Israel Government Bond, 2.75%,
07/03/30 ....................... 4,315 4,712,789
Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22 ..... 2,585 1,933,903
Mexico — 0.1%
United Mexican States:
4.50%, 04/22/29 .................. 5,024 5,680,260
4.35%, 01/15/47 .................. 8,830 9,290,816
14,971,076
Mongolia — 0.0%
State of Mongolia, 8.75%, 03/09/24 ........ 4,517 5,139,499
Panama — 0.1%
Republic of Panama:
4.00%, 09/22/24 .................. 9,720 10,643,400
3.88%, 03/17/28 .................. 1,187 1,343,907
4.50%, 04/01/56 .................. 2,640 3,255,120
15,242,427
Paraguay — 0.1%
Republic of Paraguay:
4.95%, 04/28/31
(b)
................. 5,265 6,140,635
5.40%, 03/30/50
(b)
................. 4,031 4,888,847
5.40%, 03/30/50 .................. 2,075 2,516,586
13,546,068
Peru — 0.1%
Republic of Peru:
7.35%, 07/21/25 .................. 3,876 4,952,801
2.39%, 01/23/26 .................. 3,358 3,525,900
4.13%, 08/25/27 .................. 3,060 3,552,469
12,031,170
Philippines — 0.1%
Republic of Philippines:
3.75%, 01/14/29 .................. 5,221 6,044,939
2.95%, 05/05/45 .................. 4,573 4,804,508
10,849,447
Poland — 0.0%
Republic of Poland, 3.25%, 04/06/26 ....... 2,279 2,571,709
Qatar — 0.1%
State of Qatar:
4.50%, 04/23/28 .................. 4,627 5,540,832
4.00%, 03/14/29
(b)
................. 12,805 14,981,850
20,522,682
Romania — 0.0%
Romania Government Bond, 3.00%, 02/14/31
(b)
4,944 5,109,315
Russia — 0.1%
Russian Federation:
4.75%, 05/27/26 .................. 4,400 5,017,375
4.25%, 06/23/27 .................. 4,600 5,176,438
10,193,813
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
4.00%, 04/17/25 .................. 3,327 3,689,851
3.63%, 03/04/28 .................. 2,470 2,733,210
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
4.38%, 04/16/29
(b)
................. USD 7,447 $ 8,754,879
15,177,940
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka:
6.25%, 07/27/21 .................. 473 373,670
5.75%, 01/18/22 .................. 1,750 1,183,984
6.85%, 03/14/24 .................. 4,947 2,810,514
6.35%, 06/28/24 .................. 6,862 3,881,319
7.85%, 03/14/29 .................. 6,918 3,737,882
7.55%, 03/28/30 .................. 6,784 3,667,600
15,654,969
Ukraine — 0.1%
Ukraine Government Bond:
8.99%, 02/01/24 .................. 3,160 3,374,880
7.75%, 09/01/27 .................. 1,112 1,119,645
9.75%, 11/01/28 .................. 522 567,512
7.25%, 03/15/33
(b)
................. 1,905 1,790,700
6,852,737
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%, 10/27/27 4,449 5,193,790
Total Foreign Government Obligations — 1.8%
(Cost: $280,876,160) .............................. 292,521,798
Shares
Shares
Investment Companies — 2.6%*
iShares iBoxx $ High Yield Corporate Bond
ETF
(f)
.......................... 4,065,240 340,992,331
iShares 1-5 Year Investment Grade Corporate
Bond ETF ....................... 1,587,302 87,127,007
Total Investment Companies — 2.6%
(Cost: $423,603,756) .............................. 428,119,338
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 5.2%
Collateralized Mortgage Obligations — 1.9%
Adjustable Rate Mortgage Trust
(a)
:
Series 2005-8, Class 2A1, 3.48%, 11/25/35 2,361 2,124,364
Series 2005-8, Class 7A2, 0.71%, 11/25/35 1,351 1,310,071
Series 2005-9, Class 5A1, 0.69%, 11/25/35 1,159 1,144,023
Alternative Loan Trust:
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 2.53%, 06/25/35
(a)
.... 541 501,066
Series 2005-36, Class 2A1A, 0.46%,
08/25/35
(a)
.................... 1,684 1,469,428
Series 2005-61, Class 1A1, 0.67%,
12/25/35
(a)
.................... 284 259,370
Series 2005-63, Class 3A3, 3.43%,
11/25/35
(a)
.................... 2,791 2,375,504
Series 2005-63, Class 5A1, 3.78%,
12/25/35
(a)
.................... 135 128,362
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 77 74,871
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.75%, 01/25/36
(a)
... 2,956 2,729,604
Series 2005-76, Class 2A1, 1.88%,
02/25/36
(a)
.................... 5,787 5,326,345

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... USD 815 $ 637,718
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 1,219 920,157
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 584 393,029
Series 2006-2CB, Class A6, 5.50%,
03/25/36 ..................... 905 602,352
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 3,280 2,182,345
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 2,081 1,534,187
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 997 727,833
Series 2006-9T1, Class A7, 6.00%, 05/25/36 411 279,997
Series 2006-J7, Class 2A1, 2.03%,
11/20/46
(a)
.................... 5,201 3,743,417
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,492 961,649
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 2.61%,
11/25/46
(a)
.................... 7,278 6,044,248
Series 2006-OA14, Class 2A1, 0.34%,
11/25/46
(a)
.................... 6,412 5,637,728
Series 2006-OA14, Class 3A1, 1.73%,
11/25/46
(a)
.................... 10,339 8,972,081
Series 2006-OA16, Class A2, 0.34%,
10/25/46
(a)
.................... 432 407,115
Series 2006-OA2, Class A1, 0.36%,
05/20/46
(a)
.................... 1,791 1,431,611
Series 2006-OA3, Class 2A1, 0.36%,
05/25/36
(a)
.................... 10,571 9,282,469
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.19%), 0.34%, 07/25/46
(a)
... 14,140 12,392,768
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 2,209 1,562,109
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 490 356,225
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 324 272,474
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 296 254,823
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,410 1,034,648
Series 2007-19, Class 1A8, 6.00%, 08/25/37 686 503,398
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,754 2,615,343
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 584 383,072
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,448 2,104,478
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 592 361,239
Series 2007-AL1, Class A1, 0.40%,
06/25/37
(a)
.................... 7,393 5,672,686
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,696 909,902
Series 2007-OA11, Class A1A, 2.26%,
11/25/47
(a)
.................... 2,201 1,904,421
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.29%, 04/25/47
(a)
... 12,892 11,650,895
Series 2007-OA4, Class A1, 0.32%,
05/25/47
(a)
.................... 4,884 4,489,200
Series 2007-OA8, Class 2A1, 0.33%,
06/25/47
(a)
.................... 11,339 8,663,540
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/2036 . 1,274 1,023,975
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, 1.85%,
10/25/46
(a)
.................... USD 13,053 $ 12,625,869
Series 2006-3, Class 2A11, 1.82%,
10/25/46
(a)
.................... 6,037 4,876,184
Series 2007-3, Class 22A1, 6.25%,
06/25/37
(d)
.................... 916 838,976
Banc of America Funding Trust
(a)
:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 511 496,589
Series 2006-D, Class 6A1, 3.32%, 05/20/36 384 375,952
Series 2007-D, Class 1A1, 0.36%, 06/20/47 1,507 1,328,665
Banc of America Mortgage Trust, Series 2004-
L, Class 4A1, 3.83%, 01/25/2035
(a)
...... 8 7,375
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, 0.59%, 04/25/2036
(a)
........... 6,883 8,300,014
Bear Stearns Asset-Backed Securities I Trust
(d)
:
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ..................... 911 824,371
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 1,082 921,964
Bear Stearns Mortgage Funding Trust
(a)
:
Series 2007-AR2, Class A1, 0.32%,
03/25/37 ..................... 1,568 1,410,293
Series 2007-AR3, Class 1A1, 0.29%,
03/25/37 ..................... 2,246 2,029,996
Series 2007-AR4, Class 1A1, 0.35%,
09/25/47 ..................... 2,679 2,523,658
CHL Mortgage Pass-Through Trust:
Series 2005-11, Class 4A1, 0.42%,
04/25/35
(a)
.................... 1,386 1,372,553
Series 2005-9, Class 1A1, 0.75%,
05/25/35
(a)
.................... 3,620 3,040,362
Series 2006-OA4, Class A1, 1.84%,
04/25/46
(a)
.................... 2,904 1,224,342
Series 2007-21, Class 1A1, 6.25%, 02/25/38 212 168,232
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 730 444,756
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 1,114 679,411
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/2037 .. 97 96,991
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/2037
(b)
..................... 689 652,899
CSMC Mortgage-Backed Trust, Series 2006-8,
Class 1A1, 4.50%, 10/25/2021 ......... 13 11,637
CSMC Trust
(a)(b)
:
Series 2011-4R, Class 1A2, 1.66%, 09/27/37 7,152 6,527,584
Series 2019-JR1, Class A1, 4.10%, 09/27/66 4,468 4,483,138
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, Class 3A1, 0.34%,
08/25/2047
(a)
..................... 14,808 13,080,378
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 2.57%,
02/25/2037
(a)
..................... 1,586 1,198,149
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.67%, 05/25/2035
(a)
..... 51 49,566
GreenPoint Mortgage Funding Trust
(a)
:
Series 2006-AR1, Class GA1B, 0.32%,
02/25/36 ..................... 4,969 4,662,288
Series 2006-AR2, Class 4A1, 2.88%,
03/25/36 ..................... 1,833 1,760,961
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 05/25/36 5 20,016
Series 2006-OA1, Class 1A1, (LIBOR USD 1
Month + 0.22%), 0.37%, 08/25/46
(a)
... 27,345 9,449,522

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.65%,
10/25/2035
(a)
..................... USD 2,139 $ 2,042,915
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 799 765,250
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,241 1,200,951
IndyMac INDX Mortgage Loan Trust
(a)
:
Series 2007-AR15, Class 1A1, 3.24%,
08/25/37 ..................... 139 123,178
Series 2007-AR15, Class 2A1, 3.32%,
08/25/37 ..................... 629 524,425
Lehman XS Trust, Series 2007-20N, Class A1,
1.30%, 12/25/2037
(a)
............... 11,471 10,715,903
Merrill Lynch Mortgage Investors Trust
(a)
:
Series 2005-A9, Class 2A1E, 2.94%,
12/25/35 ..................... 744 709,490
Series 2006-1, Class 2A1, 2.71%, 02/25/36 416 426,722
Octagon Investment Partners 26 Ltd., Series
2016-1, Class AR, 2.04%, 04/20/2031
(a)
... 2,250 2,134,716
Prima Capital CRE Securitization Ltd.
(b)(c)
:
Series 2015-4A, Class C, 4.00%, 08/24/49 . 3,210 3,107,922
Series 2016-6A, Class C, 4.00%, 08/24/40 . 16,500 16,412,550
Prime Mortgage Trust
(b)
:
Series 2006-DR1, Class 1A2, 6.00%,
05/25/35 ..................... 2 1,915
Series 2006-DR1, Class 2A1, 5.50%,
05/25/35 ..................... 502 415,835
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/2037 ................. 229 218,322
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/2037 . 341 199,017
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/2037 ................. 53 49,959
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.86%,
04/25/2047
(a)
..................... 276 181,513
Structured Asset Mortgage Investments II
Trust
(a)
:
Series 2006-AR2, Class A1, 0.38%,
02/25/36 ..................... 1,244 1,093,006
Series 2006-AR4, Class 3A1, 0.34%,
06/25/36 ..................... 9,144 8,269,679
Series 2006-AR6, Class 2A1, (LIBOR USD 1
Month + 0.19%), 0.34%, 07/25/46 .... 13,052 10,324,187
Series 2007-AR4, Class GA4B, 0.33%,
09/25/47 ..................... 2,736 2,691,138
WaMu Mortgage Pass-Through Certificates
Trust
(a)
:
Series 2007-OA4, Class 1A, 1.65%,
05/25/47 ..................... 2,041 1,832,161
Series 2007-OA5, Class 1A, 1.63%,
06/25/47 ..................... 7,477 6,909,058
Series 2007-OA6, Class 1A, 1.69%,
07/25/47 ..................... 4,020 3,467,719
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-8, Class A5, 4.25%, 10/25/36
(d)
1,232 629,443
Series 2006-AR5, Class 1A, 1.86%,
06/25/46
(a)
.................... 5,411 3,837,409
Series 2006-AR8, Class 2A, 1.73%,
10/25/46
(a)
.................... 6,330 5,548,330
Series 2007-OA1, Class 2A, 1.60%,
12/25/46
(a)
.................... 5,519 4,653,683
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA5, Class A1A, 1.72%,
05/25/47
(a)
.................... USD 3,896 $ 3,518,446
294,843,673
Commercial Mortgage-Backed Securities — 3.2%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/2037
(a)(b)
........ 9,251 8,504,053
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.27%, 09/15/2034
(a)(b)
......... 29,015 27,486,539
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.25%, 04/15/2035
(a)(b)
.............. 3,467 3,156,416
Atrium Hotel Portfolio Trust
(a)(b)
:
Series 2017-ATRM, Class D, 2.10%,
12/15/36 ..................... 11,310 9,411,447
Series 2017-ATRM, Class E, (LIBOR USD 1
Month + 3.05%), 3.20%, 12/15/36 .... 1,490 1,204,116
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2016-ISQ, Class E, 3.61%, 08/14/34 20,187 19,312,380
Series 2017-SCH, Class CL, 1.65%,
11/15/32 ..................... 3,225 2,762,083
Series 2017-SCH, Class DL, 2.15%,
11/15/32 ..................... 3,965 3,249,952
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.85%, 09/15/34 .... 11,982 11,083,264
Barclays Commercial Mortgage Trust, Series
2019-C3, Class C, 4.18%, 05/15/2052 .... 3,442 3,421,499
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-2A, Class A1, 0.46%, 08/25/35 3,947 3,674,077
Series 2005-3A, Class A1, 0.47%, 11/25/35 883 830,062
Series 2007-1, Class A1, 0.37%, 03/25/37 . 5,443 5,050,503
Series 2007-3, Class A2, 0.44%, 07/25/37 . 4,948 4,371,681
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.60%, 09/25/37 .... 1,348 1,249,180
Series 2007-6A, Class A4A, 1.65%,
12/25/37 ..................... 2,150 2,038,476
Bayview Commercial Mortgage Pass-Through
Trust, Series 2006-SP1, Class M3, 1.00%,
04/25/2036
(a)(b)
.................... 520 519,779
BBCMS Mortgage Trust
(a)(b)
:
Series 2018-CHRS, Class E, 4.27%,
08/05/38 ..................... 1,750 1,191,471
Series 2018-TALL, Class D, 1.60%, 03/15/37 2,000 1,877,537
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/2036
(a)(b)
.............. 2,672 2,112,327
Bear Stearns Commercial Mortgage Securities
Trust
(a)
:
Series 2005-PW10, Class B, 5.62%,
12/11/40 ..................... 254 253,975
Series 2007-PW18, Class B, 6.48%,
06/11/50
(b)
.................... 2,239 2,272,654
Benchmark Mortgage Trust
(a)
:
Series 2018-B3, Class D, 3.06%, 04/10/51
(b)
1,250 980,836
Series 2018-B7, Class C, 4.86%, 05/15/53 . 4,770 4,970,809
BFLD Trust, Series 2020-EYP, Class E,
(LIBOR USD 1 Month + 3.70%), 3.85%,
10/15/2035
(a)(b)
.................... 3,600 3,599,990
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,709,076
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 2,051,847
Series 2015-1740, Class E, 4.45%,
01/10/35
(a)
.................... 1,351 1,254,972

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(a)(b)
:
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.20%, 11/15/35 .... USD 10,150 $ 9,933,803
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.15%, 11/15/35 .... 11,550 11,376,728
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.45%, 10/15/36 .... 7,120 6,905,786
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.80%, 10/15/36 .... 7,120 6,870,139
Series 2020-BXLP, Class G, (LIBOR USD 1
Month + 2.50%), 2.65%, 12/15/36 .... 7,453 7,121,953
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.75%, 11/15/32 .... 6,525 6,525,000
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, 3.55%, 08/13/37 6,800 6,714,885
Series 2017-CC, Class E, 3.55%, 08/13/37 10,985 10,137,417
CFCRE Commercial Mortgage Trust:
Series 2011-C1, Class C, 6.06%, 04/15/44
(a)
(b)
.......................... 3,027 3,065,257
Series 2016-C4, Class C, 4.87%, 05/10/58
(a)
3,330 3,398,425
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.................... 2,100 2,049,915
CGDBB Commercial Mortgage Trust
(a)(b)
:
Series 2017-BIOC, Class D, 1.75%,
07/15/32 ..................... 6,596 6,566,691
Series 2017-BIOC, Class E, 2.30%,
07/15/32 ..................... 4,722 4,677,599
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.09%,
03/10/47
(a)
.................... 2,278 2,382,616
Series 2015-GC27, Class C, 4.42%,
02/10/48
(a)
.................... 2,267 2,239,268
Series 2016-C1, Class C, 4.95%, 05/10/49
(a)
2,870 2,993,827
Series 2016-C1, Class D, 4.95%, 05/10/49
(a)
(b)
.......................... 980 832,349
Series 2016-GC37, Class C, 4.92%,
04/10/49
(a)
.................... 2,640 2,550,299
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
.................... 3,446 2,494,130
Series 2016-P3, Class C, 4.89%, 04/15/49
(a)
1,271 1,233,853
Series 2018-C6, Class C, 5.07%, 11/10/51
(a)
3,976 3,888,891
Commercial Mortgage Trust:
Series 2013-300P, Class D, 4.39%,
08/10/30
(a)(b)
................... 3,000 3,095,988
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
................... 5,000 3,400,279
Series 2014-CR15, Class C, 4.74%,
02/10/47
(a)
.................... 2,050 2,173,316
Series 2015-CR23, Class B, 4.18%,
05/10/48
(a)
.................... 9,520 10,231,635
Series 2015-LC19, Class A4, 3.18%,
02/10/48 ..................... 1,735 1,872,947
Series 2015-LC19, Class C, 4.24%,
02/10/48
(a)
.................... 6,513 6,592,184
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 2,490 2,216,654
Series 2015-LC21, Class C, 4.34%,
07/10/48
(a)
.................... 6,010 5,828,498
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
................... 3,200 3,097,878
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 1,509 1,209,646
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.55%, 09/15/33
(a)(b)
.. 2,500 2,375,610
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2020-FACT, Class E, (LIBOR USD 1
Month + 4.86%), 5.01%, 10/15/2037
(a)(b)
... USD 4,661 $ 4,661,175
CSAIL Commercial Mortgage Trust
(a)
:
Series 2016-C6, Class C, 4.92%, 01/15/49 3,950 4,073,801
Series 2018-C14, Class D, 4.89%,
11/15/51
(b)
.................... 5,030 4,579,564
DBJPM Mortgage Trust, Series 2016-C3, Class
D, 3.49%, 08/10/2049
(a)(b)
............ 3,345 2,576,257
DBUBS Mortgage Trust
(a)(b)
:
Series 2017-BRBK, Class E, 3.53%,
10/10/34 ..................... 10,428 10,553,634
Series 2017-BRBK, Class F, 3.53%,
10/10/34 ..................... 2,890 2,841,291
GRACE Mortgage Trust, Series 2014-GRCE,
Class F, 3.59%, 06/10/2028
(a)(b)
........ 10,256 10,218,541
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/2032
(b)
.... 1,500 1,572,938
GS Mortgage Securities Corp. Trust
(a)(b)
:
Series 2016-RENT, Class C, 4.07%,
02/10/29 ..................... 2,550 2,540,260
Series 2017-500K, Class D, 1.55%,
07/15/32 ..................... 1,130 1,105,854
Series 2017-500K, Class E, 1.75%, 07/15/32 1,650 1,614,743
Series 2017-500K, Class F, (LIBOR USD 1
Month + 1.80%), 2.15%, 07/15/32 .... 3,000 2,920,778
Series 2017-500K, Class G, (LIBOR USD 1
Month + 2.50%), 2.85%, 07/15/32 .... 3,466 3,406,824
GS Mortgage Securities Trust:
Series 2015-GC32, Class C, 4.42%,
07/10/48
(a)
.................... 1,075 1,051,831
Series 2015-GC32, Class D, 3.35%,
07/10/48 ..................... 1,162 925,384
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 2,749 2,222,837
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
.................... 1,260 927,777
Harvest Commercial Capital Loan Trust
(a)(b)
:
Series 2019-1, Class M4, 4.64%, 09/25/46 . 3,150 2,856,043
Series 2019-1, Class M5, 5.73%, 09/25/46 . 2,000 1,846,922
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.11%,
12/15/2048
(a)(b)
.................... 1,898 1,738,223
JPMCC Commercial Mortgage Securities
Trust
(a)
:
Series 2017-JP5, Class C, 3.87%, 03/15/50 5,137 4,750,535
Series 2017-JP5, Class D, 4.62%,
03/15/50
(b)
.................... 7,320 5,639,847
JPMDB Commercial Mortgage Securities
Trust, Series 2017-C5, Class C, 4.51%,
03/15/2050
(a)
..................... 1,486 1,378,887
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2015-JP1, Class D, 4.21%,
01/15/49
(a)
.................... 5,750 4,766,717
Series 2018-WPT, Class FFX, 5.54%,
07/05/33
(b)
.................... 666 631,424
Series 2019-OSB, Class E, 3.78%,
06/05/39
(a)(b)
................... 2,800 2,867,627
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, 1.95%, 05/15/2036
(a)(b)
........ 12,751 12,623,844
LCCM Mortgage Trust, Series 2014-909, Class
E, 3.90%, 05/15/2031
(a)(b)
............ 2,500 2,464,692
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.87%, 03/10/2050
(a)(b)
.. 3,375 3,195,172

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.98%, 08/15/2034
(a)(b)
............ USD 3,305 $ 3,348,645
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
................... 727 637,849
Series 2015-C25, Class D, 3.07%, 10/15/48 3,435 2,972,236
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 3,232 2,626,902
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
.................... 3,161 3,087,028
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 5.88%,
10/15/42
(a)
.................... 2,670 2,650,559
Series 2014-CPT, Class E, 3.45%,
07/13/29
(a)(b)
................... 950 961,595
Series 2014-CPT, Class F, 3.45%, 07/13/29
(a)
(b)
.......................... 5,625 5,693,657
Series 2014-CPT, Class G, 3.45%,
07/13/29
(a)(b)
................... 3,392 3,433,402
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(b)
................... 7,725 6,386,303
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.10%, 11/15/34
(a)(b)
.. 3,998 3,921,044
Series 2017-CLS, Class F, 2.75%, 11/15/34
(a)
(b)
.......................... 7,904 7,666,855
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
7,130 5,219,017
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 1,570 1,287,400
Series 2018-H3, Class C, 4.85%, 07/15/51
(a)
2,880 2,928,618
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
.......................... 2,930 2,298,174
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.80%), 2.95%, 07/15/35
(a)(b)
.. 4,040 3,630,216
Series 2019-L2, Class A4, 4.07%, 03/15/52 5,892 6,813,505
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/2039
(a)(b)
..... 8,300 7,167,379
USDC, Series 2018-USDC, Class F, 4.49%,
05/13/2038
(a)(b)
.................... 2,550 1,858,392
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/2045
(a)(b)
.................... 17,225 17,116,478
Velocity Commercial Capital Loan Trust, Series
2014-1, Class M6, 7.98%, 09/25/2044
(a)(b)
. 3,309 3,338,945
VNDO Mortgage Trust
(a)(b)
:
Series 2012-6AVE, Class E, 3.34%,
11/15/30 ..................... 3,000 2,899,958
Series 2013-PENN, Class D, 3.95%,
12/13/29 ..................... 5,060 5,018,753
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class B, 4.49%,
09/15/57
(a)
.................... 1,600 1,743,019
Series 2015-P2, Class D, 3.24%, 12/15/48
(b)
1,093 847,914
Series 2016-C37, Class C, 4.49%,
12/15/49
(a)
.................... 2,803 2,912,842
Series 2016-LC25, Class C, 4.42%,
12/15/59
(a)
.................... 8,320 8,010,551
Series 2016-NXS5, Class B, 4.96%,
01/15/59
(a)
.................... 1,875 2,132,589
Series 2016-NXS5, Class D, 5.00%,
01/15/59
(a)
.................... 2,750 2,488,966
Series 2016-NXS6, Class C, 4.31%,
11/15/49
(a)
.................... 4,783 4,605,224
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 3,297,661
Series 2017-C39, Class D, 4.35%,
09/15/50
(a)(b)
................... 1,690 1,352,233
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... USD 487 $ 341,943
Series 2018-BXI, Class E, 2.31%, 12/15/36
(a)
(b)
.......................... 1,300 1,275,098
Series 2018-C44, Class C, 4.83%,
05/15/51
(a)
.................... 2,346 2,256,814
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 2,150 1,598,292
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 1,165,763
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.76%, 09/15/2057
(a)
.. 1,300 1,224,485
518,424,193
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
:
Series 2015-SRCH, Class XA, 0.96%,
08/10/35 ..................... 77,656 3,864,184
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ..................... 35,000 453,950
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.13%, 11/10/2049 ... 63,042 3,423,975
Commercial Mortgage Trust:
Series 2014-UBS5, Class XB2, 0.74%,
09/10/47
(b)
.................... 12,675 345,901
Series 2015-CR25, Class XA, 0.84%,
08/10/48 ..................... 13,039 434,150
GS Mortgage Securities Trust, Series 2014-
GC20, Class XA, 1.05%, 04/10/2047 .... 706 17,261
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.83%,
09/15/2047 ...................... 6,851 181,629
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/2049
(b)
..................... 40,477 1,512,836
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.99%, 03/10/2050
(b)
.... 42,717 1,376,749
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2014-C15, Class XB, 0.34%,
04/15/47
(b)
.................... 80,982 906,059
Series 2015-C26, Class XD, 1.34%,
10/15/48
(b)
.................... 12,675 768,485
Series 2016-C32, Class XA, 0.71%,
12/15/49 ..................... 31,635 1,075,454
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.61%, 03/15/2049
(b)
... 13,600 1,044,616
Natixis Commercial Mortgage Securities Trust
(b)
:
Series 2017-75B, Class XA, 0.20%,
04/10/37 ..................... 40,610 563,838
Series 2017-75B, Class XB, 0.03%,
04/10/37 ..................... 27,000 95,037
VNDO Mortgage Trust, Series 2013-PENN,
Class XA, 0.14%, 12/13/2029
(b)
........ 121,745 13,392
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.26%,
08/15/49
(b)
.................... 11,784 715,524
Series 2016-LC25, Class XA, 0.97%,
12/15/59 ..................... 22,179 864,171
WFRBS Commercial Mortgage Trust:
Series 2014-C20, Class XB, 0.57%,
05/15/47 ..................... 57,079 1,122,287

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2014-LC14, Class XA, 1.19%,
03/15/47 ..................... USD 30,042 $ 899,177
19,678,675
Total Non-Agency Mortgage-Backed Securities — 5.2%
(Cost: $836,916,782) .............................. 832,946,541
Preferred Securities — 3.5%
Capital Trusts — 2.5%
Banks — 1.2%
(a)(j)
Bank of America Corp.:
Series X, 6.25% .................. 20,485 22,350,189
Series Z, 6.50% .................. 7,382 8,253,113
Series AA, 6.10% ................. 25,088 27,694,894
Citigroup, Inc., Series V, 4.70% .......... 14,955 14,627,859
Fifth Third Bancorp, Series J, 3.35% ....... 11,800 10,643,128
HSBC Holdings plc, 6.37% ............. 2,000 2,061,220
JPMorgan Chase & Co.:
Series V, 3.55% ................... 2,955 2,748,327
Series FF, 5.00% .................. 18,180 18,180,000
Series X, 6.10% .................. 2,015 2,116,482
Series HH, 4.60% ................. 23,515 23,185,790
Lloyds Banking Group plc , (LIBOR USD 3
Month + 1.27%), 6.66%
(b)
............ 3,000 3,633,750
M&T Bank Corp., Series F, 5.12% ......... 14,800 15,527,642
Postal Savings Bank of China Co. Ltd., 4.50% 1,439 1,464,632
Wells Fargo & Co.:
Series S, 5.90% .................. 36,100 36,414,740
Series U, 5.87% .................. 1,321 1,417,275
190,319,041
Capital Markets — 0.5%
(a)
Bank of New York Mellon Corp. (The), Series F,
4.62%
(j)
........................ 10,850 11,256,875
Goldman Sachs Group, Inc. (The), Series M,
4.17%
(j)
........................ 12,395 12,209,075
Morgan Stanley, Series H, 3.85%
(j)
........ 8,509 8,189,595
Northern Trust Corp., Series D, 4.60%
(j)
..... 20,575 21,689,445
State Street Corp., 1.25%, 06/15/47 ....... 44,775 37,619,365
90,964,355
Consumer Finance — 0.4%
(a)(j)
Capital One Financial Corp., Series E, 4.05% . 30,363 27,454,528
Discover Financial Services, Series C, 5.50% . 10,775 10,510,474
General Motors Financial Co., Inc.:
Series A, 5.75% .................. 7,997 7,807,822
Series C, 5.70% .................. 6,165 6,380,775
52,153,599
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, 6.13%
(a)(j)
..... 16,815 17,277,413
Entertainment — 0.0%
NBCUniversal Enterprise, Inc., 5.25%
(b)(j)
.... 146 147,825
Insurance — 0.1%
(a)(j)
MetLife, Inc., Series G, 3.85% ........... 3,150 3,159,009
Progressive Corp. (The), Series B, 5.38% ... 9,110 9,110,000
12,269,009
Multi-Utilities — 0.1%
Sempra Energy, 4.88%
(a)(j)
.............. 16,650 17,316,000
Oil, Gas & Consumable Fuels — 0.1%
(a)(j)
Energy Transfer Operating LP:
Series B, 6.63% .................. 6,875 4,881,250
Series G, 7.13% .................. 16,000 13,077,760
EnLink Midstream Partners LP, Series C, 6.00% 9,499 3,989,580
MPLX LP, Series B, 6.87% ............. 170 142,827
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP, Series B,
6.13% ......................... USD 7,670 $ 4,736,225
26,827,642
Total Capital Trusts — 2.5%
(Cost: $417,228,248) .............................. 407,274,884
Shares
Shares
Preferred Stocks — 0.9%
Banks — 0.2%
Banco Bradesco SA (Preference) ......... 131,349 460,115
KeyCorp, Series E, 6.13%
(a)(j)
............ 375,000 10,601,250
Truist Bank, 9.00%
(b)(c)(j)
................ 15 1,571,250
US Bancorp, Series F, 6.50%
(a)(j)
.......... 442,000 11,788,140
24,420,755
Capital Markets — 0.2%
Morgan Stanley, Series K, 5.85%
(a)(j)
....... 820,000 23,107,600
Consumer Finance — 0.1%
SLM Corp., Series B, 1.95%
(a)(j)
.......... 136,000 6,212,480
Diversified Telecommunication Services
— 0.0%
Telefonica Brasil SA (Preference) ......... 51,450 381,440
Electric Utilities — 0.0%
Cia de Transmissao de Energia Eletrica
Paulista (Preference) ............... 52,006 212,811
Entergy Arkansas LLC, 4.88%, 09/01/66 .... 93,168 2,413,051
Entergy Louisiana LLC, 4.88%, 09/01/66 .... 32,274 832,346
Entergy Mississippi LLC, 4.90%, 10/01/66 ... 94,932 2,521,394
Entergy Texas, Inc., 5.63%, 06/01/64 ...... 146,739 3,700,758
9,680,360
Equity Real Estate Investment Trusts (REITs)
— 0.0%
Firstar Realty LLC, 8.88%
(b)(j)
............ 5,000 5,500,000
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(j)
..... 735,000 19,683,300
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer Operating LP, Series E,
7.60%
(a)(j)
....................... 625,000 12,156,250
Personal Products — 0.0%
LG Household & Health Care Ltd. (Preference) 120 73,296
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) .. 858,808 38,203,997
Total Preferred Stocks — 0.9%
(Cost: $133,704,861) .............................. 139,419,478
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I, 2.98%, 12/21/65
(a)(b)
... 16,872,000 8,855,943
Consumer Finance — 0.0%
ILFC E-Capital Trust II, 3.23%, 12/21/65
(a)(b)
.. 11,944,000 6,806,551
Total Trust Preferreds — 0.1%
(Cost: $27,894,929) ............................... 15,662,494
Total Preferred Securities — 3.5%
(Cost: $578,828,038) .............................. 562,356,856

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Rights — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., CVR (Expires
12/31/2020)
(e)
.................... 6,087 $ 19,844
Total Rights — 0.0%
(Cost: $12,965) ................................. 19,844
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp., Series
2018-K732, Class B, 4.06%, 05/25/25
(a)(b)
.. USD 1,500 1,651,761
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K055, Class X1,
1.36%, 03/25/26 .................. 22,191 1,399,180
Government National Mortgage Association
Variable Rate Notes, Series 2017-44,
0.67%, 04/17/51 .................. 23,115 1,057,698
2,456,878
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $4,362,982) ............................... 4,108,639
Shares
Shares
Warrants — 0.0%
Consumer Finance — 0.0%
Srisawad Corp. PCL (Issued/exercisable
08/14/20, 100 shares for 1 warrant, Expires
08/29/25, Strike Price THB 100.00)
(e)
..... 720 189
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 0.01)
(c)(e)
..... 1,489 $ —
Road & Rail — 0.0%
BTS Group Holdings PCL (Issued/exercisable
02/17/20, 100 shares for 1 warrant, Expires
02/16/21, Strike Price THB 14.00)
(e)
..... 17,650 266
Total Warrants — 0.0% .............................. 455
Total Long-Term Investments — 96.3%
(Cost: $15,361,684,632) ............................ 15,571,191,837
Short-Term Securities — 6.4%
(o)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
*
.................... 825,669,321 825,669,321
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 5,827,543 5,827,543
SL Liquidity Series, LLC, Money Market Series,
0.18%
(p)*
........................ 209,478,414 209,562,205
Total Short-Term Securities — 6.4%
(Cost: $1,041,058,981) ............................ 1,041,059,069
Total Options Purchased — 0.0%
(Cost: $40,412) ................................. 102,120
Total Investments Before Options Written — 102.7%
(Cost: $16,402,784,025 ) ............................ 16,612,353,026
Total Options Written — (0.0)%
(Premium Received — $21,405) ...................... (43,200)
Total Investments Net of Options Written — 102.7%
(Cost: $16,402,762,620 ) ............................ 16,612,309,826
Liabilities in Excess of Other Assets — (2.7)% ............. (434,533,902)
Net Assets — 100.0% ............................... $ 16,177,775,924
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Convertible security.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Amount is less than 500.
(n)
Fixed rate.
(o)
Annualized 7-day yield as of period end.
(p)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/20
Shares
Held at
10/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,409,220,735 $ — $ (583,551,414) $ — $ — $ 825,669,321 825,669,321 $ 65,558 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,444,008 208,121,647 — (3,435) (15) 209,562,205 209,478,414 12,559
(b)
—
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 249,742,182 151,429,035 (56,790,044) 1,099,340 (4,488,182) 340,992,331 4,065,240 3,216,698 13,421
iShares MBS ETF
(c)
......... 110,134,024 — (110,062,024) 2,829,965 (2,901,965) — — 198,592 19,876
iShares 1-5 Year Inv estment
Grade Corporate Bond ETF .. 87,380,975 — — — (253,968) 87,127,007 1,587,302 439,518 —
$ 3,925,870 $ (7,644,130) $ 1,463,350,864 $ 3,932,925 $ 33,297
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ............................................................. 1,062 12/10/20 $ 159,561 $ (3,381,298)
EURO STOXX 50 Index ..................................................... 2,699 12/18/20 93,013 (10,890,205)
MSCI Emerging Markets E-Mini Index ............................................ 2,986 12/18/20 164,514 (903,920)
U.S. Treasury 10 Year Note ................................................... 10,122 12/21/20 1,399,050 (6,739,572)
U.S. Treasury 10 Year Ultra Note ............................................... 8 12/21/20 1,258 (9,121)
(21,924,116)
Short Contracts
Euro-Schatz ............................................................. 6 12/08/20 786 (1,633)
GBP Currency ............................................................ 3,103 12/14/20 251,362 (3,196,656)
JPY Currency ............................................................ 683 12/14/20 81,597 (1,041,761)
S&P 500 E-Mini Index ...................................................... 3,115 12/18/20 508,477 9,837,751
U.S. Treasury Long Bond .................................................... 66 12/21/20 11,383 112,230
U.S. Treasury Ultra Bond .................................................... 785 12/21/20 168,775 1,668,675
U.S. Treasury 2 Year Note .................................................... 57 12/31/20 12,588 1,694
U.S. Treasury 5 Year Note .................................................... 3,966 12/31/20 498,136 1,301,324
8,681,624
$ (13,242,492)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,378,658 EUR 1,174,000 Goldman Sachs International 11/04/20 $ 11,328
USD 1,375,605 EUR 1,174,000 UBS AG 11/04/20 8,276
USD 840,530 EUR 710,000 Bank of America NA 11/19/20 13,337
USD 1,445,435 EUR 1,240,000 Bank of New York 11/19/20 759
USD 1,342,579 EUR 1,150,000 BNP Paribas SA 11/19/20 2,759
USD 325,772,489 EUR 278,350,000 Goldman Sachs International 11/19/20 1,477,795
USD 1,364,597 EUR 1,160,000 Morgan Stanley & Co. International plc 11/19/20 13,126
USD 93,710 EUR 80,000 Natwest Markets plc 11/19/20 505
USD 208,004 GBP 160,000 Morgan Stanley & Co. International plc 11/19/20 703
USD 1,375,012 EUR 1,174,000 Goldman Sachs International 12/03/20 6,809
USD 1,371,795 EUR 1,174,000 UBS AG 12/03/20 3,593
HKD 12,700,000 USD 1,637,949 Morgan Stanley & Co. International plc 12/16/20 172
USD 6,478,293 EUR 5,438,801 Morgan Stanley & Co. International plc 12/16/20 137,307
USD 3,222,833 EUR 2,719,814 UBS AG 12/16/20 51,858
1,728,327
EUR 1,174,000 USD 1,374,167 Goldman Sachs International 11/04/20 (6,838)
EUR 1,174,000 USD 1,370,938 UBS AG 11/04/20 (3,609)
EUR 770,000 USD 901,293 Barclays Bank plc 11/19/20 (4,196)
EUR 1,010,000 USD 1,185,246 Standard Chartered Bank 11/19/20 (8,534)
USD 18,813,906 GBP 14,570,000 Bank of New York 11/19/20 (63,430)
USD 24,857,880 GBP 19,240,000 Barclays Bank plc 11/19/20 (70,050)
EUR 1,315,509 USD 1,544,345 State Street Bank and Trust Co. 12/16/20 (10,621)
USD 10,639,063 HKD 82,499,020 Bank of America NA 12/16/20 (2,144)
(169,422)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
S&P 500 Index ............................. 24 12/18/20 USD 3,500.00 USD 7,848 $ 102,120
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
S&P 500 Index .............................. 24 12/18/20 USD 3,600.00 USD 7,848 $ (43,200)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Australia & New Zealand
Banking Group Ltd. ...... 1.00 % Quarterly Barclays Bank plc 12/20/20 USD 10,000 $ (24,443) $ (712) $ (23,731)
Standard Chartered Bank .... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/20 EUR 840 (2,317) 70 (2,387)
$ – $ – $ –
$ (26,760) $ (642) $ (26,118)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 1.00 % Quarterly Barclays Bank plc 06/20/23 NR EUR 100 $ (24,367) $ (7,124) $ (17,243)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Barclays Bank plc 06/20/23 B EUR 455 (110,864) (31,677) (79,187)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Barclays Bank plc 06/20/23 B EUR 215 (52,398) (15,481) (36,917)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Citibank NA 06/20/23 B EUR 13 (3,129) (1,034) (2,095)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Citibank NA 06/20/23 NR EUR 91 (22,083) (7,018) (15,065)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 NR EUR 91 (22,104) (7,025) (15,079)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 NR EUR 54 (13,262) (3,946) (9,316)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 NR EUR 36 (8,842) (2,630) (6,212)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 450 37,795 48,219 (10,424)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 470 (98,495) (29,235) (69,260)
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 210 (33,409) (35,232) 1,823
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 460 (73,265) (77,263) 3,998
Rolls-Royce plc ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- EUR 490 (78,015) (67,044) (10,971)
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 A- USD 3,750 (281,214) (108,387) (172,827)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
(aa)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(3,286) of net dividends and financing fees.
i
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 3,750 $ (970,778) $ (362,458) $ (608,320)
$ (1,754,430) $ (707,335) $ (1,047,095)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(aa)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(a)
02/10/23 $ 15 $ (3) $ 12 0.0%
Monthly
JPMorgan Chase
Bank NA
(b)
02/08/23 7,460,824 (764,533)
(c)
6,699,577 0.0
$ (764,536) $ 6,699,589
(a) (b)
Range: 25 basis points 60-95 basis points
Benchmarks: Intercontinental Exchange LIBOR: Intercontinental Exchange LIBOR:
USD 1 Month USD 1 Month
USD Overnight Bank Funding Rate
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of October
31, 2020, expiration date 02/10/23:
Shares Value
% of Basket
Value
Reference Entity — Long
United Kingdom
Prudential plc ............ 1 $ 12 100.0%
Total Reference Entity — Long ............ 12
Net Value of Reference Entity — HSBC Bank plc $ 12

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of October 31, 2020, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Egypt
Commercial International Bank
Egypt SAE ............ 352,270 $ 1,376,963 20.6%
Russia
X5 Retail Group NV, GDR ... 61,502 2,161,768 32.3
Switzerland
Mediclinic International plc ... 299,193 1,095,554 16.3
United Kingdom
Prudential plc ............ 168,864 2,065,292 30.8
Total Reference Entity — Long ............ 6,699,577
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 6,699,577
Glossary of Terms Used in this Report
Currency
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
THB Thai Baht
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
CVR Contingent Value Rights
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
FDR Fiduciary Depositary Receipt
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
LIMEAN London Interbank Mean Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 1,521,843,365 $ 25,182,454 $ 1,547,025,819
Common Stocks:
Aerospace & Defense .................................... 30,620,375 16,021,456 — 46,641,831
Air Freight & Logistics .................................... 6,394,110 17,402,441 — 23,796,551
Airlines .............................................. 6,347,656 — — 6,347,656
Auto Components ...................................... 1,135,164 1,203,345 — 2,338,509
Automobiles .......................................... 1,016,460 28,893,915 — 29,910,375
Banks ............................................... 62,389,456 145,091,995 — 207,481,451
Beverages ........................................... 31,054,568 29,751,023 — 60,805,591
Biotechnology ......................................... 31,217,870 6,596,178 — 37,814,048
Building Products ....................................... 15,763,057 8,511,944 — 24,275,001
Capital Markets ........................................ 10,847,563 220,630 — 11,068,193
Chemicals ............................................ 17,441,515 22,224,180 — 39,665,695
Commercial Services & Supplies ............................. 2,446,438 9,372,075 73,164 11,891,677
Communications Equipment ................................ 18,796,677 912,333 — 19,709,010
Construction & Engineering ................................ 589,198 15,536,956 — 16,126,154
Construction Materials .................................... 392,556 10,152,818 — 10,545,374
Consumer Finance ...................................... 1,674,334 3,228,452 — 4,902,786
Containers & Packaging .................................. 12,495,273 6,412,242 — 18,907,515
Distributors ........................................... 8,118,078 1,032,847 — 9,150,925
Diversified Consumer Services .............................. 1,211,548 1,178,895 — 2,390,443
Diversified Financial Services ............................... 4,389,306 — — 4,389,306
Diversified Telecommunication Services ........................ 28,980,369 36,698,610 — 65,678,979
Electric Utilities ........................................ 98,543,810 45,193,788 — 143,737,598
Electrical Equipment ..................................... 10,512,248 17,605,609 — 28,117,857
Electronic Equipment, Instruments & Components ................. 2,668,628 18,931,775 — 21,600,403
Energy Equipment & Services .............................. 503,004 — — 503,004

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Level 1 Level 2 Level 3 Total
Entertainment ......................................... $ 16,794,187 $ 2,245,893 $ — $ 19,040,080
Equity Real Estate Investment Trusts (REITs) .................... 376,303,466 126,018,916 — 502,322,382
Food & Staples Retailing .................................. 39,534,642 15,223,101 — 54,757,743
Food Products ......................................... 6,678,966 50,462,852 — 57,141,818
Gas Utilities ........................................... 5,348,395 23,536,426 — 28,884,821
Health Care Equipment & Supplies ........................... 37,538,563 17,739,839 — 55,278,402
Health Care Providers & Services ............................ 19,391,079 9,904,854 — 29,295,933
Health Care Technology .................................. 2,321,085 — — 2,321,085
Hotels, Restaurants & Leisure .............................. 24,432,346 7,566,212 — 31,998,558
Household Durables ..................................... 3,835,955 7,457,934 — 11,293,889
Household Products ..................................... 26,333,070 8,727,291 — 35,060,361
Independent Power and Renewable Electricity Producers ............ 140,166 9,193,075 — 9,333,241
Industrial Conglomerates .................................. 6,350,020 1,055,917 — 7,405,937
Insurance ............................................ 17,678,446 76,425,255 — 94,103,701
Interactive Media & Services ............................... 27,701,526 60,731,670 — 88,433,196
Internet & Direct Marketing Retail ............................ 38,562,795 5,220,382 — 43,783,177
IT Services ........................................... 62,961,661 24,141,037 — 87,102,698
Leisure Products ....................................... 16,674,863 124,063 — 16,798,926
Life Sciences Tools & Services .............................. 8,553,892 12,741,137 — 21,295,029
Machinery ............................................ 23,278,108 39,935,967 — 63,214,075
Marine .............................................. — 3,494,772 — 3,494,772
Media ............................................... 24,066,005 1,689,657 — 25,755,662
Metals & Mining ........................................ 19,307,130 5,284,669 — 24,591,799
Multiline Retail ......................................... 1,696,289 — — 1,696,289
Multi-Utilities .......................................... 65,940,915 25,921,033 — 91,861,948
Oil, Gas & Consumable Fuels ............................... 39,582,913 24,025,360 — 63,608,273
Paper & Forest Products .................................. 9,211,586 — — 9,211,586
Personal Products ...................................... 541,462 29,802,226 — 30,343,688
Pharmaceuticals ....................................... 42,158,932 89,179,982 — 131,338,914
Professional Services .................................... 6,176,788 28,266,903 — 34,443,691
Real Estate Management & Development ....................... 178,970 123,737,205 — 123,916,175
Road & Rail ........................................... 23,979,358 5,944,835 — 29,924,193
Semiconductors & Semiconductor Equipment .................... 50,595,710 96,546,349 — 147,142,059
Software ............................................. 68,366,840 947,227 — 69,314,067
Specialty Retail ........................................ 26,621,505 18,177,793 — 44,799,298
Technology Hardware, Storage & Peripherals .................... 30,147,187 20,240,710 — 50,387,897
Textiles, Apparel & Luxury Goods ............................ 7,909,044 13,664,222 — 21,573,266
Thrifts & Mortgage Finance ................................ — 13,499,103 — 13,499,103
Tobacco ............................................. 22,268,062 24,415,509 — 46,683,571
Trading Companies & Distributors ............................ 3,526,362 10,558,780 — 14,085,142
Transportation Infrastructure ............................... 11,165,307 99,668,261 — 110,833,568
Water Utilities ......................................... 10,097,866 951,560 — 11,049,426
Wireless Telecommunication Services ......................... 7,293,699 52,869,497 63,025 60,226,221
Corporate Bonds ........................................ — 5,887,436,704 — 5,887,436,704
Equity-Linked Notes ...................................... — 1,782,059,852 — 1,782,059,852
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 18,779,444 — 18,779,444
Airlines .............................................. — 10,196,532 — 10,196,532
Auto Components ...................................... — 12,468,271 — 12,468,271
Automobiles .......................................... — 5,344,928 — 5,344,928
Building Products ....................................... — 6,812,531 — 6,812,531
Capital Markets ........................................ — 4,257,926 1,602,143 5,860,069
Chemicals ............................................ — 30,067,007 952,800 31,019,807
Commercial Services & Supplies ............................. — 29,350,662 4,663,470 34,014,132
Construction & Engineering ................................ — 6,772,276 — 6,772,276
Construction Materials .................................... — 11,731,409 — 11,731,409
Containers & Packaging .................................. — 22,026,430 — 22,026,430
Distributors ........................................... — 1,340,030 — 1,340,030
Diversified Consumer Services .............................. — 23,990,465 — 23,990,465
Diversified Financial Services ............................... — 33,428,077 80,487,752 113,915,829
Diversified Telecommunication Services ........................ — 34,999,715 — 34,999,715
Electric Utilities ........................................ — 3,126,670 — 3,126,670
Electrical Equipment ..................................... — 1,890,668 — 1,890,668
Entertainment ......................................... — 8,769,695 — 8,769,695
Food & Staples Retailing .................................. — 8,777,648 — 8,777,648
Food Products ......................................... — 21,941,343 — 21,941,343

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Level 1 Level 2 Level 3 Total
Health Care Equipment & Supplies ........................... $ — $ 6,655,643 $ — $ 6,655,643
Health Care Providers & Services ............................ — 35,170,639 — 35,170,639
Health Care Technology .................................. — 3,235,149 — 3,235,149
Hotels, Restaurants & Leisure .............................. — 35,733,433 13,318,598 49,052,031
Household Durables ..................................... — 3,387,712 — 3,387,712
Independent Power and Renewable Electricity Producers ............ — 2,471,019 — 2,471,019
Industrial Conglomerates .................................. — 16,896,742 — 16,896,742
Insurance ............................................ — 42,570,524 — 42,570,524
Interactive Media & Services ............................... — 9,269,103 879,355 10,148,458
Internet & Direct Marketing Retail ............................ — 3,064,883 — 3,064,883
IT Services ........................................... — 88,934,792 3,306,818 92,241,610
Life Sciences Tools & Services .............................. — 11,126,777 1,861,364 12,988,141
Machinery ............................................ — 16,921,404 408,243 17,329,647
Media ............................................... — 46,200,774 — 46,200,774
Metals & Mining ........................................ — 5,367,715 — 5,367,715
Multiline Retail ......................................... — 301,694 — 301,694
Multi-Utilities .......................................... — 1,654,413 — 1,654,413
Oil, Gas & Consumable Fuels ............................... — 6,692,211 — 6,692,211
Personal Products ...................................... — 7,884,484 — 7,884,484
Pharmaceuticals ....................................... — 20,589,843 — 20,589,843
Professional Services .................................... — 12,202,676 — 12,202,676
Real Estate Management & Development ....................... — 270,228 — 270,228
Road & Rail ........................................... — 13,370,082 — 13,370,082
Software ............................................. — 83,633,419 — 83,633,419
Specialty Retail ........................................ — 10,262,159 2,798,805 13,060,964
Technology Hardware, Storage & Peripherals .................... — 997,795 — 997,795
Trading Companies & Distributors ............................ — 7,638,348 — 7,638,348
Wireless Telecommunication Services ......................... — 6,865,250 — 6,865,250
Foreign Agency Obligations ................................. — 62,434,413 — 62,434,413
Foreign Government Obligations .............................. — 292,521,798 — 292,521,798
Investment Companies .................................... 428,119,338 — — 428,119,338
Non-Agency Mortgage-Backed Securities ........................ — 812,138,669 20,807,872 832,946,541
Preferred Securities:
Banks ............................................... 22,849,505 190,319,041 1,571,250 214,739,796
Capital Markets ........................................ 23,107,600 90,964,355 — 114,071,955
Commercial Services & Supplies ............................. — 8,855,943 — 8,855,943
Consumer Finance ...................................... 6,212,480 58,960,150 — 65,172,630
Diversified Financial Services ............................... — 17,277,413 — 17,277,413
Diversified Telecommunication Services ........................ 381,440 — — 381,440
Electric Utilities ........................................ 9,680,360 — — 9,680,360
Entertainment ......................................... — 147,825 — 147,825
Equity Real Estate Investment Trusts (REITs) .................... — 5,500,000 — 5,500,000
Insurance ............................................ 19,683,300 12,269,009 — 31,952,309
Multi-Utilities .......................................... — 17,316,000 — 17,316,000
Oil, Gas & Consumable Fuels ............................... 12,156,250 26,827,642 — 38,983,892
Personal Products ...................................... — 73,296 — 73,296
Technology Hardware, Storage & Peripherals .................... — 38,203,997 — 38,203,997
Rights ................................................ 19,844 — — 19,844
U.S. Government Sponsored Agency Securities .................... — 4,108,639 — 4,108,639
Warrants .............................................. — 455 — 455
Short-Term Securities ....................................... 831,496,864 — — 831,496,864
Options Purchased:
Equity contracts .......................................... 102,120 — — 102,120
Unfunded Floating Rate Loan Interests
(a)
.............................. — 3,706 — 3,706
Liabilities:
Unfunded Floating Rate Loan Interests
(a)
.............................. — (5,150) (31,545) (36,695)
Subtotal ....................................................
$ 2,990,603,523 $ 13,254,208,741 $ 157,945,568 $ 16,402,757,832
Investments Valued at NAV
(b)
...................................... 209,562,205
$ —
Total Investments .............................................. $ 16,612,320,037
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 5,821 $ — $ 5,821
Equity contracts ........................................... 9,837,751 — — 9,837,751
Foreign currency exchange contracts ............................ — 1,728,327 — 1,728,327

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ 3,083,923 $ — $ — $ 3,083,923
Liabilities:
Credit contracts ........................................... — (1,079,034) — (1,079,034)
Equity contracts ........................................... (15,218,623) (764,536) — (15,983,159)
Foreign currency exchange contracts ............................ (4,238,417) (169,422) — (4,407,839)
Interest rate contracts ....................................... (6,750,326) — — (6,750,326)
$ (13,285,692) $ (278,844) $ — $ (13,564,536)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.